UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23850

Aristotle Funds Series Trust
(Exact name of registrant as specified in charter)

11100 Santa Monica Blvd., Suite 1700

Los Angeles, CA 90025
(Address of principal executive offices) (Zip code)

Richard Schweitzer

11100 Santa Monica Blvd., Suite 1700

Los Angeles, CA 90025
(Name and address of agent for service)

(844-274-7885)

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2025

Date of reporting period: April 1, 2024 through March 31, 2025

Item 1. Reports to Stockholders.

(a)

Aristotle Core Bond Fund
Class I | PLEBX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Core Bond Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.48%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund outperformed its performance benchmark, the  Bloomberg US Aggregate Bond Index. The Fund primarily invests in a broad range of investment grade debt securities, including corporate bonds, mortgage-related securities, asset-backed securities, debt securities issued by the U.S. government or its related agencies and U.S. dollar-denominated debt securities issued by developed foreign governments and corporation.

•
The front end of the curve and intermediate portions of the curve were supported by the yield curve inversion seen through September 2024. Even post re-inversion, yields remained elevated as compared to recent history, which was beneficial to return. Additionally, corporate spreads remained quite favorable for most of the period.

•
Exposure to credit-sensitive sectors benefited performance for most of the period as credit remained largely well supported. The intermediate curve positioning and elevated yield profile helped to insulate the full effect of credit spread widening seen on a periodic basis as compared to a long duration based offerings.

•
By credit quality, BBB-rated credits were most beneficial to performance (corporate investment grade bonds) followed by AAA-rated credits (mostly securitized assets). On the other hand, agency mortgage exposure and cash holdings were least additive to return.

•	Positive contributions to relative performance were led by active asset class allocation.

•
While duration moved over the last twelve months, the point-to-point Fund duration was nearly flat. The Fund remained roughly inline with benchmark duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we materially increased the government, agency and non-agency exposure. The Fund also significantly reduced the investment grade corporate bond and asset-backed security exposure over the period.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Core Bond Fund	PAGE 1	TSR-AR-04045F683

CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/14/2020)
Class I (without sales charge)	4.94	-0.80
Bloomberg US Aggregate Bond Index	4.88	-1.36
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$39,123,189
Number of Holdings	127
Net Advisory Fee	$96,476
Portfolio Turnover Rate	76%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	41.1%
Federal National Mortgage Association	1.8%
Bank of America Corp.	1.6%
UBS Group AG	1.5%
Morgan Stanley	1.3%
Federal National Mortgage Association	1.3%
Federal National Mortgage Association	1.1%
Oracle Corp.	1.1%
Goldman Sachs Group, Inc.	1.0%
COLT Funding LLC	1.0%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Fund Name Change:
The Fund changed its name from Aristotle ESG Core Bond Fund on February 17, 2025.
Changes to Fund’s Investment Objective or Goals:
The Fund changed its Investment Goal to remove references to consideration of environmental, social or governance (“ESG”) factors on February 17, 2025.
Aristotle Core Bond Fund	PAGE 2	TSR-AR-04045F683

Changes to the Fund’s Principal Investment Strategy:
The Fund changed its Principal Investment Strategies by adding a policy to invest at least 80% of its assets in debt securities. In addition, effective February 17, 2025, because the sub-adviser’s investment process no longer considers ESG criteria as part of its investment process, disclosure related to the sub-adviser’s use of ESG exclusionary screens and ESG metrics has been removed from the Fund’s Principal Investment Strategies. In connection with these changes, disclosure regarding the types of non-agency asset-backed and mortgage-related securities in which the Fund previously invested has been removed.
Changes to Fund’s Principal Risks:
As part of these Principal Investment Strategies changes, in the Fund’s Principal Risks, ESG Criteria Risk was removed, Mortgage-Related and Other Asset-Backed Securities Risk and Foreign Investment Risk were revised and Sector Focus Risk was added.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.38% to 0.35% and the Supervision and Administration Fee for Class I has been increased from 0.10% to 0.13%. As a result of these changes, there has been no change to the Fund’s total Management Fee for Class I.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective March 1, 2025, Jeff Klingelhofer, CFA, has been added as a Portfolio Manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Bond Fund	PAGE 3	TSR-AR-04045F683

Aristotle Core Bond Fund
Class I-2 | PLEDX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Core Bond Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$49	0.48%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund outperformed its performance benchmark, the  Bloomberg US Aggregate Bond Index. The Fund primarily invests in a broad range of investment grade debt securities, including corporate bonds, mortgage-related securities, asset-backed securities, debt securities issued by the U.S. government or its related agencies and U.S. dollar-denominated debt securities issued by developed foreign governments and corporation.

•
The front end of the curve and intermediate portions of the curve were supported by the yield curve inversion seen through September 2024. Even post re-inversion, yields remained elevated as compared to recent history, which was beneficial to return. Additionally, corporate spreads remained quite favorable for most of the period.

•
Exposure to credit-sensitive sectors benefited performance for most of the period as credit remained largely well supported. The intermediate curve positioning and elevated yield profile helped to insulate the full effect of credit spread widening seen on a periodic basis as compared to a long duration based offerings.

•
By credit quality, BBB-rated credits were most beneficial to performance (corporate investment grade bonds) followed by AAA-rated credits (mostly securitized assets). On the other hand, agency mortgage exposure and cash holdings were least additive to return.

•	Positive contributions to relative performance were led by active asset class allocation.

•
While duration moved over the last twelve months, the point-to-point Fund duration was nearly flat. The Fund remained roughly inline with benchmark duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we materially increased the government, agency and non-agency exposure. The Fund also significantly reduced the investment grade corporate bond and asset-backed security exposure over the period.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Core Bond Fund	PAGE 1	TSR-AR-04045F675

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/14/2020)
Class I-2 (without sales charge)	4.93	-0.80
Bloomberg US Aggregate Bond Index	4.88	-1.36
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$39,123,189
Number of Holdings	127
Net Advisory Fee	$96,476
Portfolio Turnover Rate	76%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	41.1%
Federal National Mortgage Association	1.8%
Bank of America Corp.	1.6%
UBS Group AG	1.5%
Morgan Stanley	1.3%
Federal National Mortgage Association	1.3%
Federal National Mortgage Association	1.1%
Oracle Corp.	1.1%
Goldman Sachs Group, Inc.	1.0%
COLT Funding LLC	1.0%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Fund Name Change:
The Fund changed its name from Aristotle ESG Core Bond Fund on February 17, 2025.
Changes to Fund’s Investment Objective or Goals:
The Fund changed its Investment Goal to remove references to consideration of environmental, social or governance (“ESG”) factors on February 17, 2025.
Aristotle Core Bond Fund	PAGE 2	TSR-AR-04045F675

Changes to the Fund’s Principal Investment Strategy:
The Fund changed its Principal Investment Strategies by adding a policy to invest at least 80% of its assets in debt securities. In addition, effective February 17, 2025, because the sub-adviser’s investment process no longer considers ESG criteria as part of its investment process, disclosure related to the sub-adviser’s use of ESG exclusionary screens and ESG metrics has been removed from the Fund’s Principal Investment Strategies. In connection with these changes, disclosure regarding the types of non-agency asset-backed and mortgage-related securities in which the Fund previously invested has been removed.
Changes to Fund’s Principal Risks:
As part of these Principal Investment Strategies changes, in the Fund’s Principal Risks, ESG Criteria Risk was removed, Mortgage-Related and Other Asset-Backed Securities Risk and Foreign Investment Risk were revised and Sector Focus Risk was added.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.38% to 0.35% and the Supervision and Administration Fee for Class I-2 has been increased from 0.10% to 0.13%. As a result of these changes, there has been no change to the Fund’s total Management Fee for Class I-2.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective March 1, 2025, Jeff Klingelhofer, CFA, has been added as a Portfolio Manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Bond Fund	PAGE 3	TSR-AR-04045F675

Aristotle Core Income Fund
Class A | PLIAX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Core Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund underperformed its performance benchmark, the  Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.

•
The front end of the curve and intermediate portions of the curve were supported by the yield curve inversion seen through September 2024. Even post re-inversion, yields remained elevated as compared to recent history, which was beneficial to return. Additionally, corporate spreads remained quite favorable for most of the period.

•
Exposure to credit-sensitive sectors benefited performance for most of the period as credit remained largely well supported. The intermediate curve positioning and elevated yield profile helped to insulate the full effect of credit spread widening seen on a periodic basis as compared to a long duration based offerings.

•
By credit quality, BBB-rated credits were most beneficial to performance (corporate investment grade bonds) followed by AAA-rated credits (mostly securitized assets). On the other hand, non-U.S. government debt and agency exposures were least additive to return.

•	Positive contributions to relative performance were led by active asset class allocation and credit selectivity.

•
While the Fund duration moved over the last twelve months, the point-to-point duration was nearly flat. The Fund did remain slightly short of benchmark duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we materially increased agency and non-agency exposure as well as the government exposure. The Fund reduced the securitized, investment grade corporate bond and floating rate loan exposure over the period.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Core Income Fund	PAGE 1	TSR-AR-04045F733

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	4.59	1.84	2.17
Class A (with sales charge)	0.12	0.96	1.72
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$3,162,129,036
Number of Holdings	443
Net Advisory Fee	$11,291,433
Portfolio Turnover Rate	73%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	25.0%
JPMorgan Chase & Co.	1.8%
Bank of America Corp.	1.3%
Goldman Sachs Group, Inc.	1.0%
Federal National Mortgage Association	0.9%
Morgan Stanley	0.9%
Energy Transfer LP	0.8%
VICI Properties LP	0.7%
Freddie Mac Seasoned Credit Risk Transfer Trust	0.7%
Federal National Mortgage Association	0.7%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.50% to 0.40% and the Supervision and Administration Fee was increased from 0.10% to 0.20%. As a result of these changes, there has been no change to the Fund’s total Management Fee.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk was added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Core Income Fund	PAGE 2	TSR-AR-04045F733

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Income Fund	PAGE 3	TSR-AR-04045F733

Aristotle Core Income Fund
Class C | PLNCX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Core Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$163	1.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund underperformed its performance benchmark, the  Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.

•
The front end of the curve and intermediate portions of the curve were supported by the yield curve inversion seen through September 2024. Even post re-inversion, yields remained elevated as compared to recent history, which was beneficial to return. Additionally, corporate spreads remained quite favorable for most of the period.

•
Exposure to credit-sensitive sectors benefited performance for most of the period as credit remained largely well supported. The intermediate curve positioning and elevated yield profile helped to insulate the full effect of credit spread widening seen on a periodic basis as compared to a long duration based offerings.

•
By credit quality, BBB-rated credits were most beneficial to performance (corporate investment grade bonds) followed by AAA-rated credits (mostly securitized assets). On the other hand, non-U.S. government debt and agency exposures were least additive to return.

•	Positive contributions to relative performance were led by active asset class allocation and credit selectivity.

•
While the Fund duration moved over the last twelve months, the point-to-point duration was nearly flat. The Fund did remain slightly short of benchmark duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we materially increased agency and non-agency exposure as well as the government exposure. The Fund reduced the securitized, investment grade corporate bond and floating rate loan exposure over the period.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Core Income Fund	PAGE 1	TSR-AR-04045F725

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	3.83	1.10	1.41
Class C (with sales charge)	2.83	1.10	1.41
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$3,162,129,036
Number of Holdings	443
Net Advisory Fee	$11,291,433
Portfolio Turnover Rate	73%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	25.0%
JPMorgan Chase & Co.	1.8%
Bank of America Corp.	1.3%
Goldman Sachs Group, Inc.	1.0%
Federal National Mortgage Association	0.9%
Morgan Stanley	0.9%
Energy Transfer LP	0.8%
VICI Properties LP	0.7%
Freddie Mac Seasoned Credit Risk Transfer Trust	0.7%
Federal National Mortgage Association	0.7%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.50% to 0.40% and the Supervision and Administration Fee was increased from 0.10% to 0.20%. As a result of these changes, there has been no change to the Fund’s total Management Fee.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk was added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Core Income Fund	PAGE 2	TSR-AR-04045F725

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Income Fund	PAGE 3	TSR-AR-04045F725

Aristotle Core Income Fund
Class I | PLIIX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Core Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•	For the 12-month period ended March 31, 2025, the Fund outperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.

•
The front end of the curve and intermediate portions of the curve were supported by the yield curve inversion seen through September 2024. Even post re-inversion, yields remained elevated as compared to recent history, which was beneficial to return. Additionally, corporate spreads remained quite favorable for most of the period.

•
Exposure to credit-sensitive sectors benefited performance for most of the period as credit remained largely well supported. The intermediate curve positioning and elevated yield profile helped to insulate the full effect of credit spread widening seen on a periodic basis as compared to a long duration based offerings.

•
By credit quality, BBB-rated credits were most beneficial to performance (corporate investment grade bonds) followed by AAA-rated credits (mostly securitized assets). On the other hand, non-U.S. government debt and agency exposures were least additive to return.

•	Positive contributions to relative performance were led by active asset class allocation and credit selectivity.

•
While the Fund duration moved over the last twelve months, the point-to-point duration was nearly flat. The Fund did remain slightly short of benchmark duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we materially increased agency and non-agency exposure as well as the government exposure. The Fund reduced the securitized, investment grade corporate bond and floating rate loan exposure over the period.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
Aristotle Core Income Fund	PAGE 1	TSR-AR-04045F717

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	5.00	2.16	2.48
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$3,162,129,036
Number of Holdings	443
Net Advisory Fee	$11,291,433
Portfolio Turnover Rate	73%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	25.0%
JPMorgan Chase & Co.	1.8%
Bank of America Corp.	1.3%
Goldman Sachs Group, Inc.	1.0%
Federal National Mortgage Association	0.9%
Morgan Stanley	0.9%
Energy Transfer LP	0.8%
VICI Properties LP	0.7%
Freddie Mac Seasoned Credit Risk Transfer Trust	0.7%
Federal National Mortgage Association	0.7%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.50% to 0.40%. As a result, the total Management Fee has been reduced by 0.10%. In addition, the contractual fee waiver for Class I has been reduced from 0.55% to 0.45%.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk was added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Income Fund	PAGE 2	TSR-AR-04045F717

Aristotle Core Income Fund
Class I-2 | PLIDX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Core Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$56	0.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•	For the 12-month period ended March 31, 2025, the Fund outperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.

•
The front end of the curve and intermediate portions of the curve were supported by the yield curve inversion seen through September 2024. Even post re-inversion, yields remained elevated as compared to recent history, which was beneficial to return. Additionally, corporate spreads remained quite favorable for most of the period.

•
Exposure to credit-sensitive sectors benefited performance for most of the period as credit remained largely well supported. The intermediate curve positioning and elevated yield profile helped to insulate the full effect of credit spread widening seen on a periodic basis as compared to a long duration based offerings.

•
By credit quality, BBB-rated credits were most beneficial to performance (corporate investment grade bonds) followed by AAA-rated credits (mostly securitized assets). On the other hand, non-U.S. government debt and agency exposures were least additive to return.

•	Positive contributions to relative performance were led by active asset class allocation and credit selectivity.

•
While the Fund duration moved over the last twelve months, the point-to-point duration was nearly flat. The Fund did remain slightly short of benchmark duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we materially increased agency and non-agency exposure as well as the government exposure. The Fund reduced the securitized, investment grade corporate bond and floating rate loan exposure over the period.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Core Income Fund	PAGE 1	TSR-AR-04045F691

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	4.89	2.16	2.47
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$3,162,129,036
Number of Holdings	443
Net Advisory Fee	$11,291,433
Portfolio Turnover Rate	73%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	25.0%
JPMorgan Chase & Co.	1.8%
Bank of America Corp.	1.3%
Goldman Sachs Group, Inc.	1.0%
Federal National Mortgage Association	0.9%
Morgan Stanley	0.9%
Energy Transfer LP	0.8%
VICI Properties LP	0.7%
Freddie Mac Seasoned Credit Risk Transfer Trust	0.7%
Federal National Mortgage Association	0.7%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.50% to 0.40% and the Supervision and Administration Fee for Class I-2 was increased from 0.05% to 0.15%. As a result of these changes, there has been no change to the Fund’s total Management Fee.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk was added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Income Fund	PAGE 2	TSR-AR-04045F691

Aristotle Floating Rate Income Fund
Class A | PLFLX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Floating Rate Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.02%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund underperformed its performance benchmark, the Credit  Suisse Leveraged Loan Index. The Fund invests principally in income-producing floating rate loans and floating rate debt securities.

•
The Fund continues to avoid lower-quality, distressed credits and focuses on large-cap issuers and the performing segment of the loan market. The coupon of the asset class ended the most recent quarter at a historically elevated level (7.6%). We believe loans will continue to provide a ballast during this volatile rate environment.

•
The Fund benefited from largely supportive corporate fundmentals, technicals and an attractive asset class relative value trade. Asset class yields remained elevated as the secured overnight financing rate (SOFR) remained at higher levels.

•
On a year-over-year basis, the Fund maintained its focused exposure inside of the floating rate loan asset class, specifically seeking out the larger more-liquid credits while seeking to avoid deteriorating credits and unfavorable sectors.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Floating Rate Income Fund	PAGE 1	TSR-AR-04045F626

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	5.57	7.48	4.51
Class A (with sales charge)	2.35	6.83	4.20
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Credit Suisse Leveraged Loan Index	7.02	8.90	4.98
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$4,284,277,290
Number of Holdings	162
Net Advisory Fee	$23,202,062
Portfolio Turnover Rate	122%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	3.6%
UKG, Inc.	3.5%
TransDigm, Inc.	2.8%
Bausch + Lomb Corp.	2.7%
8th Avenue Food & Provisions, Inc.	2.4%
Deerfield Dakota Holding LLC	2.2%
TIH Insurance Holdings LLC	2.2%
Ellucian Holdings, Inc.	2.2%
ClubCorp Holdings, Inc.	2.1%
Wand NewCo 3, Inc.	2.1%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to the Fund’s Principal Investment Strategy:
In the Fund’s Principal Investment Strategies, the Fund discloses that a significant portion of the floating rate loans held by the Fund may be “covenant lite” loans.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.62% to 0.55% and the Supervision and Administration Fee for Class A was increased from 0.13% to 0.20%. As a result of these changes, there has been no change to the Fund’s total Management Fee.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk was added.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective March 1, 2025, C. Robert Boyd and Tommy Zhang, CFA, have been added as Portfolio Managers of the Fund.
Aristotle Floating Rate Income Fund	PAGE 2	TSR-AR-04045F626

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Floating Rate Income Fund	PAGE 3	TSR-AR-04045F626

Aristotle Floating Rate Income Fund
Class C | PLBCX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Floating Rate Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.77%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund underperformed its performance benchmark, the Credit  Suisse Leveraged Loan Index. The Fund invests principally in income-producing floating rate loans and floating rate debt securities.

•
The Fund continues to avoid lower-quality, distressed credits and focuses on large-cap issuers and the performing segment of the loan market. The coupon of the asset class ended the most recent quarter at a historically elevated level (7.6%). We believe loans will continue to provide a ballast during this volatile rate environment.

•
The Fund benefited from largely supportive corporate fundmentals, technicals and an attractive asset class relative value trade. Asset class yields remained elevated as the secured overnight financing rate (SOFR) remained at higher levels.

•
On a year-over-year basis, the Fund maintained its focused exposure inside of the floating rate loan asset class, specifically seeking out the larger more-liquid credits while seeking to avoid deteriorating credits and unfavorable sectors.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Floating Rate Income Fund	PAGE 1	TSR-AR-04045F618

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	4.78	6.70	3.77
Class C (with sales charge)	3.80	6.70	3.77
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Credit Suisse Leveraged Loan Index	7.02	8.90	4.98
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$4,284,277,290
Number of Holdings	162
Net Advisory Fee	$23,202,062
Portfolio Turnover Rate	122%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	3.6%
UKG, Inc.	3.5%
TransDigm, Inc.	2.8%
Bausch + Lomb Corp.	2.7%
8th Avenue Food & Provisions, Inc.	2.4%
Deerfield Dakota Holding LLC	2.2%
TIH Insurance Holdings LLC	2.2%
Ellucian Holdings, Inc.	2.2%
ClubCorp Holdings, Inc.	2.1%
Wand NewCo 3, Inc.	2.1%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to the Fund’s Principal Investment Strategy:
In the Fund’s Principal Investment Strategies, the Fund discloses that a significant portion of the floating rate loans held by the Fund may be “covenant lite” loans.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.62% to 0.55% and the Supervision and Administration Fee for Class C was increased from 0.13% to 0.20%. As a result of these changes, there has been no change to the Fund’s total Management Fee.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk was added.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective March 1, 2025, C. Robert Boyd and Tommy Zhang, CFA, have been added as Portfolio Managers of the Fund.
Aristotle Floating Rate Income Fund	PAGE 2	TSR-AR-04045F618

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Floating Rate Income Fund	PAGE 3	TSR-AR-04045F618

Aristotle Floating Rate Income Fund
Class I | PLFRX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Floating Rate Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$71	0.69%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund underperformed its performance benchmark, the Credit  Suisse Leveraged Loan Index. The Fund invests principally in income-producing floating rate loans and floating rate debt securities.

•
The Fund continues to avoid lower-quality, distressed credits and focuses on large-cap issuers and the performing segment of the loan market. The coupon of the asset class ended the most recent quarter at a historically elevated level (7.6%). We believe loans will continue to provide a ballast during this volatile rate environment.

•
The Fund benefited from largely supportive corporate fundmentals, technicals and an attractive asset class relative value trade. Asset class yields remained elevated as the secured overnight financing rate (SOFR) remained at higher levels.

•
On a year-over-year basis, the Fund maintained its focused exposure inside of the floating rate loan asset class, specifically seeking out the larger more-liquid credits while seeking to avoid deteriorating credits and unfavorable sectors.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
Aristotle Floating Rate Income Fund	PAGE 1	TSR-AR-04045F592

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	5.91	7.81	4.83
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Credit Suisse Leveraged Loan Index	7.02	8.90	4.98
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$4,284,277,290
Number of Holdings	162
Net Advisory Fee	$23,202,062
Portfolio Turnover Rate	122%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	3.6%
UKG, Inc.	3.5%
TransDigm, Inc.	2.8%
Bausch + Lomb Corp.	2.7%
8th Avenue Food & Provisions, Inc.	2.4%
Deerfield Dakota Holding LLC	2.2%
TIH Insurance Holdings LLC	2.2%
Ellucian Holdings, Inc.	2.2%
ClubCorp Holdings, Inc.	2.1%
Wand NewCo 3, Inc.	2.1%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to the Fund’s Principal Investment Strategy:
In the Fund’s Principal Investment Strategies, the Fund discloses that a significant portion of the floating rate loans held by the Fund may be “covenant lite” loans.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.62% to 0.55% and the Supervision and Administration Fee for Class I has been increased from 0.05% to 0.12%. As a result of these changes, there has been no change to the Fund’s total Management Fee.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk was added.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective March 1, 2025, C. Robert Boyd and Tommy Zhang, CFA, have been added as Portfolio Managers of the Fund.
Aristotle Floating Rate Income Fund	PAGE 2	TSR-AR-04045F592

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Floating Rate Income Fund	PAGE 3	TSR-AR-04045F592

Aristotle Floating Rate Income Fund
Class I-2 | PLFDX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Floating Rate Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$79	0.77%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund underperformed its performance benchmark, the Credit  Suisse Leveraged Loan Index. The Fund invests principally in income-producing floating rate loans and floating rate debt securities.

•
The Fund continues to avoid lower-quality, distressed credits and focuses on large-cap issuers and the performing segment of the loan market. The coupon of the asset class ended the most recent quarter at a historically elevated level (7.6%). We believe loans will continue to provide a ballast during this volatile rate environment.

•
The Fund benefited from largely supportive corporate fundmentals, technicals and an attractive asset class relative value trade. Asset class yields remained elevated as the secured overnight financing rate (SOFR) remained at higher levels.

•
On a year-over-year basis, the Fund maintained its focused exposure inside of the floating rate loan asset class, specifically seeking out the larger more-liquid credits while seeking to avoid deteriorating credits and unfavorable sectors.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Floating Rate Income Fund	PAGE 1	TSR-AR-04045F584

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	5.83	7.74	4.77
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Credit Suisse Leveraged Loan Index	7.02	8.90	4.98
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$4,284,277,290
Number of Holdings	162
Net Advisory Fee	$23,202,062
Portfolio Turnover Rate	122%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	3.6%
UKG, Inc.	3.5%
TransDigm, Inc.	2.8%
Bausch + Lomb Corp.	2.7%
8th Avenue Food & Provisions, Inc.	2.4%
Deerfield Dakota Holding LLC	2.2%
TIH Insurance Holdings LLC	2.2%
Ellucian Holdings, Inc.	2.2%
ClubCorp Holdings, Inc.	2.1%
Wand NewCo 3, Inc.	2.1%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to the Fund’s Principal Investment Strategy:
In the Fund’s Principal Investment Strategies, the Fund discloses that a significant portion of the floating rate loans held by the Fund may be “covenant lite” loans.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.62% to 0.55% and the Supervision and Administration Fee for Class I-2 was increased from 0.13% to 0.20%. As a result of these changes, there has been no change to the Fund’s total Management Fee.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk was added.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective March 1, 2025, C. Robert Boyd and Tommy Zhang, CFA, have been added as Portfolio Managers of the Fund.
Aristotle Floating Rate Income Fund	PAGE 2	TSR-AR-04045F584

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Floating Rate Income Fund	PAGE 3	TSR-AR-04045F584

Aristotle High Yield Bond Fund
Class A | PLAHX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle High Yield Bond Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund underperformed its performance benchmark, the Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index. The Fund invests at least 80% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments.

•
A substantial portion of this underperformance is attributable to a lack of exposure to lower-quality distressed credits that benefited during the period. The Fund did benefit from a supportive rate environment elevating entry yields as well as largely compressing credit spreads.

•
Exposure to credit-sensitive sectors benefited performance for most of the period as credit remained largely in favor. The shorter curve positioning and elevated yield profile helped to insulate the full effect of credit spread widening seen on a periodic basis.

•	Positive contribution to relative performance was led by active asset class allocation.

•	While the Fund duration moved over the last twelve months, the point-to-point duration remained relatively flat. The Fund benefited from an elevated yield environment over the period.

•	On a year-over-year basis, we reduced the limited investment grade bond exposure along with the securitized exposure. Conversely, we increased the corporate high yield bond exposure.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle High Yield Bond Fund	PAGE 1	TSR-AR-04045F576

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	5.14	6.89	4.18
Class A (with sales charge)	0.62	5.96	3.72
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index	7.69	7.28	5.01
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$113,018,110
Number of Holdings	208
Net Advisory Fee	$473,791
Portfolio Turnover Rate	62%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
MajorDrive Holdings IV LLC	2.3%
SPX FLOW, Inc.	2.0%
Venture Global LNG, Inc.	1.9%
Acrisure LLC / Acrisure Finance, Inc.	1.9%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.8%
TransDigm, Inc.	1.7%
Allied Universal Holdco LLC	1.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC	1.6%
UKG, Inc.	1.6%
Panther Escrow Issuer LLC	1.5%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.60% to 0.50% and the Supervision and Administration Fee was increased from 0.10% to 0.20%. As a result of these changes, there has been no change to the Fund’s total Management Fee for Class A.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk was added.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective March 1, 2025, C. Robert Boyd no longer serves as a Portfolio Manager of the Fund.
Aristotle High Yield Bond Fund	PAGE 2	TSR-AR-04045F576

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle High Yield Bond Fund	PAGE 3	TSR-AR-04045F576

Aristotle High Yield Bond Fund
Class C | PLCHX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle High Yield Bond Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund underperformed its performance benchmark, the Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index. The Fund invests at least 80% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments.

•
A substantial portion of this underperformance is attributable to a lack of exposure to lower-quality distressed credits that benefited during the period. The Fund did benefit from a supportive rate environment elevating entry yields as well as largely compressing credit spreads.

•
Exposure to credit-sensitive sectors benefited performance for most of the period as credit remained largely in favor. The shorter curve positioning and elevated yield profile helped to insulate the full effect of credit spread widening seen on a periodic basis.

•	Positive contribution to relative performance was led by active asset class allocation.

•	While the Fund duration moved over the last twelve months, the point-to-point duration remained relatively flat. The Fund benefited from an elevated yield environment over the period.

•	On a year-over-year basis, we reduced the limited investment grade bond exposure along with the securitized exposure. Conversely, we increased the corporate high yield bond exposure.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle High Yield Bond Fund	PAGE 1	TSR-AR-04045F568

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	4.35	6.11	3.42
Class C (with sales charge)	3.36	6.11	3.42
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index	7.69	7.28	5.01
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$113,018,110
Number of Holdings	208
Net Advisory Fee	$473,791
Portfolio Turnover Rate	62%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
MajorDrive Holdings IV LLC	2.3%
SPX FLOW, Inc.	2.0%
Venture Global LNG, Inc.	1.9%
Acrisure LLC / Acrisure Finance, Inc.	1.9%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.8%
TransDigm, Inc.	1.7%
Allied Universal Holdco LLC	1.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC	1.6%
UKG, Inc.	1.6%
Panther Escrow Issuer LLC	1.5%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.60% to 0.50% and the Supervision and Administration Fee was increased from 0.10% to 0.20%. As a result of these changes, there has been no change to the Fund’s total Management Fee for Class C.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk was added.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective March 1, 2025, C. Robert Boyd no longer serves as a Portfolio Manager of the Fund.
Aristotle High Yield Bond Fund	PAGE 2	TSR-AR-04045F568

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle High Yield Bond Fund	PAGE 3	TSR-AR-04045F568

Aristotle High Yield Bond Fund
Class I | PLHIX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle High Yield Bond Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	0.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund underperformed its performance benchmark, the Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index. The Fund invests at least 80% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments.

•
A substantial portion of this underperformance is attributable to a lack of exposure to lower-quality distressed credits that benefited during the period. The Fund did benefit from a supportive rate environment elevating entry yields as well as largely compressing credit spreads.

•
Exposure to credit-sensitive sectors benefited performance for most of the period as credit remained largely in favor. The shorter curve positioning and elevated yield profile helped to insulate the full effect of credit spread widening seen on a periodic basis.

•	Positive contribution to relative performance was led by active asset class allocation.

•	While the Fund duration moved over the last twelve months, the point-to-point duration remained relatively flat. The Fund benefited from an elevated yield environment over the period.

•	On a year-over-year basis, we reduced the limited investment grade bond exposure along with the securitized exposure. Conversely, we increased the corporate high yield bond exposure.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
Aristotle High Yield Bond Fund	PAGE 1	TSR-AR-04045F550

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	5.64	7.19	4.46
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index	7.69	7.28	5.01
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$113,018,110
Number of Holdings	208
Net Advisory Fee	$473,791
Portfolio Turnover Rate	62%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
MajorDrive Holdings IV LLC	2.3%
SPX FLOW, Inc.	2.0%
Venture Global LNG, Inc.	1.9%
Acrisure LLC / Acrisure Finance, Inc.	1.9%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.8%
TransDigm, Inc.	1.7%
Allied Universal Holdco LLC	1.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC	1.6%
UKG, Inc.	1.6%
Panther Escrow Issuer LLC	1.5%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Shareholder Fees (fees paid directly from your investment).
Class I: Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.60% to 0.50%. As a result of this change, the total Management Fee for Class I was reduced by 0.10%. In addition, the contractual fee waiver for Class I has been reduced from 0.65% to 0.55%.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk was added.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective March 1, 2025, C. Robert Boyd no longer serves as a Portfolio Manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle High Yield Bond Fund	PAGE 2	TSR-AR-04045F550

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle High Yield Bond Fund	PAGE 3	TSR-AR-04045F550

Aristotle High Yield Bond Fund
Class I-2 | PLHYX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle High Yield Bond Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$67	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund underperformed its performance benchmark, the Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index. The Fund invests at least 80% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments.

•
A substantial portion of this underperformance is attributable to a lack of exposure to lower-quality distressed credits that benefited during the period. The Fund did benefit from a supportive rate environment elevating entry yields as well as largely compressing credit spreads.

•
Exposure to credit-sensitive sectors benefited performance for most of the period as credit remained largely in favor. The shorter curve positioning and elevated yield profile helped to insulate the full effect of credit spread widening seen on a periodic basis.

•	Positive contribution to relative performance was led by active asset class allocation.

•	While the Fund duration moved over the last twelve months, the point-to-point duration remained relatively flat. The Fund benefited from an elevated yield environment over the period.

•	On a year-over-year basis, we reduced the limited investment grade bond exposure along with the securitized exposure. Conversely, we increased the corporate high yield bond exposure.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle High Yield Bond Fund	PAGE 1	TSR-AR-04045F543

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	5.55	7.20	4.46
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index	7.69	7.28	5.01
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$113,018,110
Number of Holdings	208
Net Advisory Fee	$473,791
Portfolio Turnover Rate	62%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
MajorDrive Holdings IV LLC	2.3%
SPX FLOW, Inc.	2.0%
Venture Global LNG, Inc.	1.9%
Acrisure LLC / Acrisure Finance, Inc.	1.9%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.8%
TransDigm, Inc.	1.7%
Allied Universal Holdco LLC	1.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC	1.6%
UKG, Inc.	1.6%
Panther Escrow Issuer LLC	1.5%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.60% to 0.50% and the Supervision and Administration Fee was increased from 0.10% to 0.15%. As a result of these changes, the total Management Fee for Class I-2 was reduced by 0.05%. In addition, the contractual fee waiver for Class I-2 was reduced from 0.70% to 0.65%.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk was added.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective March 1, 2025, C. Robert Boyd no longer serves as a Portfolio Manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle High Yield Bond Fund	PAGE 2	TSR-AR-04045F543

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle High Yield Bond Fund	PAGE 3	TSR-AR-04045F543

Aristotle Short Duration Income Fund
Class A | PLADX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Short Duration Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund outperformed its performance benchmark, the  Bloomberg 1-3 Year US Government/Credit Index. The Fund invests principally in income-producing debt instruments.

•
The front end of the curve was highly favorable due to a yield curve inversion seen through September 2024. Even post re-inversion, yields remained elevated compared to recent history, which was beneficial to the return. Additionally, corporate spreads remained quite favorable for most of the period.

•
Exposure to credit-sensitive sectors benefited performance for most of the period as credit remained largely well supported. The front-end positioning and elevated yield profile helped to insulate the full effect of credit spread widening seen on a periodic basis as compared to a long duration based offerings.

•
By credit quality, BBB-rated credits were most beneficial to performance (corporate investment grade bonds) followed by AAA-rated credits (mostly securitized assets). On the other hand, U.S. government and non-U.S. government debt were the least additive to return.

•	Positive contributions to relative performance were led by active asset class allocation and credit selectivity.

•
The Fund duration remained essentially flat on a point-to-point basis. However, this was beneficial as the front end of the rate curve remained largely supportive. On a year-over-year basis, we materially increased shorter duration investment grade rated corporate bond exposure while significantly reducing its floating rate loan exposure.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Short Duration Income Fund	PAGE 1	TSR-AR-04045F774

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	5.77	3.32	2.32
Class A (with sales charge)	2.63	2.70	2.01
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Bloomberg 1-3 Year US Government/Credit Index	5.61	1.56	1.73
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$905,079,417
Number of Holdings	277
Net Advisory Fee	$2,175,233
Portfolio Turnover Rate	66%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	14.8%
JPMorgan Chase & Co.	3.0%
Bank of America Corp.	2.7%
Morgan Stanley	2.1%
DTE Energy Co.	1.3%
UBS Group AG	1.2%
Public Service Enterprise Group, Inc.	1.1%
Wells Fargo & Co.	1.1%
Goldman Sachs Group, Inc.	1.1%
TransDigm, Inc.	1.1%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.40% to 0.25% and the Supervision and Administration Fee was increased from 0.10% to 0.25%. As a result of these changes, there is no change to the Fund’s total Management Fee for Class A shares.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk was added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Short Duration Income Fund	PAGE 2	TSR-AR-04045F774

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Short Duration Income Fund	PAGE 3	TSR-AR-04045F774

Aristotle Short Duration Income Fund
Class C | PLCSX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Short Duration Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	1.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund underperformed its performance benchmark, the  Bloomberg 1-3 Year US Government/Credit Index. The Fund invests principally in income-producing debt instruments.

•
The front end of the curve was highly favorable due to a yield curve inversion seen through September 2024. Even post re-inversion, yields remained elevated compared to recent history, which was beneficial to the return. Additionally, corporate spreads remained quite favorable for most of the period.

•
Exposure to credit-sensitive sectors benefited performance for most of the period as credit remained largely well supported. The front-end positioning and elevated yield profile helped to insulate the full effect of credit spread widening seen on a periodic basis as compared to a long duration based offerings.

•
By credit quality, BBB-rated credits were most beneficial to performance (corporate investment grade bonds) followed by AAA-rated credits (mostly securitized assets). On the other hand, U.S. government and non-U.S. government debt were the least additive to return.

•	Positive contributions to relative performance were led by active asset class allocation and credit selectivity.

•
The Fund duration remained essentially flat on a point-to-point basis. However, this was beneficial as the front end of the rate curve remained largely supportive. On a year-over-year basis, we materially increased shorter duration investment grade rated corporate bond exposure while significantly reducing its floating rate loan exposure.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Short Duration Income Fund	PAGE 1	TSR-AR-04045F766

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	4.98	2.55	1.56
Class C (with sales charge)	3.98	2.55	1.56
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Bloomberg 1-3 Year US Government/Credit Index	5.61	1.56	1.73
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$905,079,417
Number of Holdings	277
Net Advisory Fee	$2,175,233
Portfolio Turnover Rate	66%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	14.8%
JPMorgan Chase & Co.	3.0%
Bank of America Corp.	2.7%
Morgan Stanley	2.1%
DTE Energy Co.	1.3%
UBS Group AG	1.2%
Public Service Enterprise Group, Inc.	1.1%
Wells Fargo & Co.	1.1%
Goldman Sachs Group, Inc.	1.1%
TransDigm, Inc.	1.1%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.40% to 0.25% and the Supervision and Administration Fee was increased from 0.10% to 0.25%. As a result of these changes, there is no change to the Fund’s total Management Fee for Class C shares.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk was added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Short Duration Income Fund	PAGE 2	TSR-AR-04045F766

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Short Duration Income Fund	PAGE 3	TSR-AR-04045F766

Aristotle Short Duration Income Fund
Class I | PLSDX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Short Duration Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund outperformed its performance benchmark, the  Bloomberg 1-3 Year US Government/Credit Index. The Fund invests principally in income-producing debt instruments.

•
The front end of the curve was highly favorable due to a yield curve inversion seen through September 2024. Even post re-inversion, yields remained elevated compared to recent history, which was beneficial to the return. Additionally, corporate spreads remained quite favorable for most of the period.

•
Exposure to credit-sensitive sectors benefited performance for most of the period as credit remained largely well supported. The front-end positioning and elevated yield profile helped to insulate the full effect of credit spread widening seen on a periodic basis as compared to a long duration based offerings.

•
By credit quality, BBB-rated credits were most beneficial to performance (corporate investment grade bonds) followed by AAA-rated credits (mostly securitized assets). On the other hand, U.S. government and non-U.S. government debt were the least additive to return.

•	Positive contributions to relative performance were led by active asset class allocation and credit selectivity.

•
The Fund duration remained essentially flat on a point-to-point basis. However, this was beneficial as the front end of the rate curve remained largely supportive. On a year-over-year basis, we materially increased shorter duration investment grade rated corporate bond exposure while significantly reducing its floating rate loan exposure.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
Aristotle Short Duration Income Fund	PAGE 1	TSR-AR-04045F758

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	6.06	3.63	2.61
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Bloomberg 1-3 Year US Government/Credit Index	5.61	1.56	1.73
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$905,079,417
Number of Holdings	277
Net Advisory Fee	$2,175,233
Portfolio Turnover Rate	66%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	14.8%
JPMorgan Chase & Co.	3.0%
Bank of America Corp.	2.7%
Morgan Stanley	2.1%
DTE Energy Co.	1.3%
UBS Group AG	1.2%
Public Service Enterprise Group, Inc.	1.1%
Wells Fargo & Co.	1.1%
Goldman Sachs Group, Inc.	1.1%
TransDigm, Inc.	1.1%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.40% to 0.25% and the Supervision and Administration Fee was increased from 0.05% to 0.14%. As a result of these changes, the total Management Fee for Class I has been reduced by 0.06%. In addition, the contractual fee waiver for Class I shares has been reduced from 0.45% to 0.39%.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk was added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Short Duration Income Fund	PAGE 2	TSR-AR-04045F758

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Short Duration Income Fund	PAGE 3	TSR-AR-04045F758

Aristotle Short Duration Income Fund
Class I-2 | PLDSX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Short Duration Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$50	0.49%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund outperformed its performance benchmark, the  Bloomberg 1-3 Year US Government/Credit Index. The Fund invests principally in income-producing debt instruments.

•
The front end of the curve was highly favorable due to a yield curve inversion seen through September 2024. Even post re-inversion, yields remained elevated compared to recent history, which was beneficial to the return. Additionally, corporate spreads remained quite favorable for most of the period.

•
Exposure to credit-sensitive sectors benefited performance for most of the period as credit remained largely well supported. The front-end positioning and elevated yield profile helped to insulate the full effect of credit spread widening seen on a periodic basis as compared to a long duration based offerings.

•
By credit quality, BBB-rated credits were most beneficial to performance (corporate investment grade bonds) followed by AAA-rated credits (mostly securitized assets). On the other hand, U.S. government and non-U.S. government debt were the least additive to return.

•	Positive contributions to relative performance were led by active asset class allocation and credit selectivity.

•
The Fund duration remained essentially flat on a point-to-point basis. However, this was beneficial as the front end of the rate curve remained largely supportive. On a year-over-year basis, we materially increased shorter duration investment grade rated corporate bond exposure while significantly reducing its floating rate loan exposure.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Short Duration Income Fund	PAGE 1	TSR-AR-04045F741

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	5.94	3.58	2.57
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Bloomberg 1-3 Year US Government/Credit Index	5.61	1.56	1.73
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$905,079,417
Number of Holdings	277
Net Advisory Fee	$2,175,233
Portfolio Turnover Rate	66%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	14.8%
JPMorgan Chase & Co.	3.0%
Bank of America Corp.	2.7%
Morgan Stanley	2.1%
DTE Energy Co.	1.3%
UBS Group AG	1.2%
Public Service Enterprise Group, Inc.	1.1%
Wells Fargo & Co.	1.1%
Goldman Sachs Group, Inc.	1.1%
TransDigm, Inc.	1.1%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.40% to 0.25% and the Supervision and Administration Fee for Class I-2 has been increased from 0.10% to 0.24%. As a result of these changes, the total Management Fee for Class I-2 has been reduced by 0.01%. In addition, the contractual fee waiver for Class I-2 has been reduced from 0.50% to 0.49%.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk was added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Short Duration Income Fund	PAGE 2	TSR-AR-04045F741

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Short Duration Income Fund	PAGE 3	TSR-AR-04045F741

Aristotle Strategic Income Fund
Class A | PLSTX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Strategic Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.94%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•	For the 12-month period ended March 31, 2025, the Fund outperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.

•	The Fund benefited from an elevated rate environment supporting all in yields as well as largely supportive credit spreads.

•
Exposure to credit-sensitive sectors benefited performance for most of the period as credit remained largely well supported. The intermediate curve positioning and elevated yield profile helped to insulate the full effect of credit spread widening seen on a periodic basis as compared to a long duration based offerings.

•	The Fund benefited across the credit quality spectrum with the exception of lower rated credit exposure (some CCC). On the other hand, cash holdings were least additive to return.

•	Positive contributions to relative performance were led by credit selection and active asset class allocation.

•
While the Fund duration moved over the last twelve months, the point-to-point duration was slightly below its starting level. The Fund’s shorter-than-benchmark duration profile proved mostly beneficial to performance. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we reduced the investment grade bond exposure. Conversely, we increased the corporate high yield bond exposure along with the floating rate loan exposure.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Strategic Income Fund	PAGE 1	TSR-AR-04045F667

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	5.17	6.15	4.04
Class A (with sales charge)	0.65	5.24	3.58
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$3,791,942,005
Number of Holdings	437
Net Advisory Fee	$16,201,644
Portfolio Turnover Rate	45%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	2.0%
JPMorgan Chase & Co.	1.8%
Goldman Sachs Group, Inc.	1.8%
Venture Global LNG, Inc.	1.7%
TransDigm, Inc.	1.7%
Citigroup, Inc.	1.4%
Bank of America Corp.	1.4%
Morgan Stanley	1.3%
Energy Transfer LP	1.2%
UKG, Inc.	1.2%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.59% to 0.50% and the Supervision and Administration Fee for Class A was increased from 0.10% to 0.19%. As a result of these changes, there has been no change to the Fund’s total Management Fee.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk and Financial Sector Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Strategic Income Fund	PAGE 2	TSR-AR-04045F667

Aristotle Strategic Income Fund
Class C | PLCNX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Strategic Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$173	1.69%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund underperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.

•	The Fund benefited from an elevated rate environment supporting all in yields as well as largely supportive credit spreads.

•
Exposure to credit-sensitive sectors benefited performance for most of the period as credit remained largely well supported. The intermediate curve positioning and elevated yield profile helped to insulate the full effect of credit spread widening seen on a periodic basis as compared to a long duration based offerings.

•	The Fund benefited across the credit quality spectrum with the exception of lower rated credit exposure (some CCC). On the other hand, cash holdings were least additive to return.

•	Positive contributions to relative performance were led by credit selection and active asset class allocation.

•
While the Fund duration moved over the last twelve months, the point-to-point duration was slightly below its starting level. The Fund’s shorter-than-benchmark duration profile proved mostly beneficial to performance. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we reduced the investment grade bond exposure. Conversely, we increased the corporate high yield bond exposure along with the floating rate loan exposure.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Strategic Income Fund	PAGE 1	TSR-AR-04045F659

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	4.41	5.40	3.29
Class C (with sales charge)	3.41	5.40	3.29
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$3,791,942,005
Number of Holdings	437
Net Advisory Fee	$16,201,644
Portfolio Turnover Rate	45%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	2.0%
JPMorgan Chase & Co.	1.8%
Goldman Sachs Group, Inc.	1.8%
Venture Global LNG, Inc.	1.7%
TransDigm, Inc.	1.7%
Citigroup, Inc.	1.4%
Bank of America Corp.	1.4%
Morgan Stanley	1.3%
Energy Transfer LP	1.2%
UKG, Inc.	1.2%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.59% to 0.50% and the Supervision and Administration Fee for Class C was increased from 0.10% to 0.19%. As a result of these changes, there has been no change to the Fund’s total Management Fee.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk and Financial Sector Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Strategic Income Fund	PAGE 2	TSR-AR-04045F659

Aristotle Strategic Income Fund
Class I | PLSRX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Strategic Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.59%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•	For the 12-month period ended March 31, 2025, the Fund outperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.

•	The Fund benefited from an elevated rate environment supporting all in yields as well as largely supportive credit spreads.

•
Exposure to credit-sensitive sectors benefited performance for most of the period as credit remained largely well supported. The intermediate curve positioning and elevated yield profile helped to insulate the full effect of credit spread widening seen on a periodic basis as compared to a long duration based offerings.

•	The Fund benefited across the credit quality spectrum with the exception of lower rated credit exposure (some CCC). On the other hand, cash holdings were least additive to return.

•	Positive contributions to relative performance were led by credit selection and active asset class allocation.

•
While the Fund duration moved over the last twelve months, the point-to-point duration was slightly below its starting level. The Fund’s shorter-than-benchmark duration profile proved mostly beneficial to performance. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we reduced the investment grade bond exposure. Conversely, we increased the corporate high yield bond exposure along with the floating rate loan exposure.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
Aristotle Strategic Income Fund	PAGE 1	TSR-AR-04045F642

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	5.68	6.50	4.36
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$3,791,942,005
Number of Holdings	437
Net Advisory Fee	$16,201,644
Portfolio Turnover Rate	45%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	2.0%
JPMorgan Chase & Co.	1.8%
Goldman Sachs Group, Inc.	1.8%
Venture Global LNG, Inc.	1.7%
TransDigm, Inc.	1.7%
Citigroup, Inc.	1.4%
Bank of America Corp.	1.4%
Morgan Stanley	1.3%
Energy Transfer LP	1.2%
UKG, Inc.	1.2%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.59% to 0.50% and the Supervision and Administration Fee for Class I has been increased from 0.05% to 0.09%. As a result of these changes, the total Management Fee for Class I has been reduced by 0.05%. In addition, the contractual fee waiver for Class I has been reduced from 0.64% to 0.59%.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk and Financial Sector Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Strategic Income Fund	PAGE 2	TSR-AR-04045F642

Aristotle Strategic Income Fund
Class I-2 | PLSFX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Strategic Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$71	0.69%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•	For the 12-month period ended March 31, 2025, the Fund outperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.

•	The Fund benefited from an elevated rate environment supporting all in yields as well as largely supportive credit spreads.

•
Exposure to credit-sensitive sectors benefited performance for most of the period as credit remained largely well supported. The intermediate curve positioning and elevated yield profile helped to insulate the full effect of credit spread widening seen on a periodic basis as compared to a long duration based offerings.

•	The Fund benefited across the credit quality spectrum with the exception of lower rated credit exposure (some CCC). On the other hand, cash holdings were least additive to return.

•	Positive contributions to relative performance were led by credit selection and active asset class allocation.

•
While the Fund duration moved over the last twelve months, the point-to-point duration was slightly below its starting level. The Fund’s shorter-than-benchmark duration profile proved mostly beneficial to performance. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we reduced the investment grade bond exposure. Conversely, we increased the corporate high yield bond exposure along with the floating rate loan exposure.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Strategic Income Fund	PAGE 1	TSR-AR-04045F634

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	5.53	6.43	4.29
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$3,791,942,005
Number of Holdings	437
Net Advisory Fee	$16,201,644
Portfolio Turnover Rate	45%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	2.0%
JPMorgan Chase & Co.	1.8%
Goldman Sachs Group, Inc.	1.8%
Venture Global LNG, Inc.	1.7%
TransDigm, Inc.	1.7%
Citigroup, Inc.	1.4%
Bank of America Corp.	1.4%
Morgan Stanley	1.3%
Energy Transfer LP	1.2%
UKG, Inc.	1.2%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.59% to 0.50% and the Supervision and Administration Fee for Class I-2 was increased from 0.10% to 0.19%. As a result of these changes, there has been no change to the Fund’s total Management Fee.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk and Financial Sector Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Strategic Income Fund	PAGE 2	TSR-AR-04045F634

Aristotle Ultra Short Income Fund
Class A | PLUAX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Ultra Short Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	0.58%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund outperformed its performance benchmark, the  Bloomberg Short Treasury Total Return Index. The Fund primarily invests in investment grade, U.S. dollar-denominated short-term fixed and floating rate debt securities, including corporate debt securities, mortgage-related securities, asset-backed securities, U.S. government securities and agency securities and money market instruments such as commercial paper, certificates of deposit, time deposits, deposit notes and bank notes.

•
The front end of the curve was highly favorable due to a yield curve inversion seen through September 2024. Even post re-inversion, yields remained elevated compared to recent history, which was beneficial to the return. Additionally, corporate spreads remained quite favorable for most of the period.

•
Exposure to credit-sensitive sectors benefited performance for most of the period as credit remained largely well supported. The front-end positioning and elevated yield profile helped to insulate the full effect of credit spread widening seen on a periodic basis as compared to a long duration based offerings.

•
By credit quality, BBB-rated credits were most beneficial to performance (corporate investment grade bonds) followed by AAA-rated credits (mostly  securitized assets). On the other hand, U.S. government debt and U.S. corporate high yield debt were the least positive to return.

•	Positive contributions to relative performance were led by active asset class allocation and credit selectivity.

•
The Fund duration remained very front-end pinned which benefited from an attractive rate curve. On a year-over-year basis, we reduced floating rate loan and high yield bond exposure as well as slightly trimmed the asset backed security exposure. We increased cash holdings.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Ultra Short Income Fund	PAGE 1	TSR-AR-04045F816

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/17/2023)
Class A (without sales charge)	5.60	5.72
Bloomberg US Aggregate Bond Index	4.88	3.60
Bloomberg Short Treasury Total Return Index	5.07	5.15
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$47,710,925
Number of Holdings	128
Net Advisory Fee	$102,984
Portfolio Turnover Rate	128%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
United States Treasury Bill	4.2%
Bank of America Corp.	4.0%
Goldman Sachs Group, Inc.	3.3%
JPMorgan Chase & Co.	2.6%
Morgan Stanley	2.4%
HSBC Holdings PLC	2.3%
Magnetite CLO Ltd.	2.2%
Neuberger Berman CLO Ltd.	2.1%
United Airlines, Inc.	2.0%
Santander Consumer USA Holdings, Inc.	1.8%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk was added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Ultra Short Income Fund	PAGE 2	TSR-AR-04045F816

Aristotle Ultra Short Income Fund
Class I | PLUIX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Ultra Short Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.32%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund outperformed its performance benchmark, the  Bloomberg Short Treasury Total Return Index. The Fund primarily invests in investment grade, U.S. dollar-denominated short-term fixed and floating rate debt securities, including corporate debt securities, mortgage-related securities, asset-backed securities, U.S. government securities and agency securities and money market instruments such as commercial paper, certificates of deposit, time deposits, deposit notes and bank notes.

•
The front end of the curve was highly favorable due to a yield curve inversion seen through September 2024. Even post re-inversion, yields remained elevated compared to recent history, which was beneficial to the return. Additionally, corporate spreads remained quite favorable for most of the period.

•
Exposure to credit-sensitive sectors benefited performance for most of the period as credit remained largely well supported. The front-end positioning and elevated yield profile helped to insulate the full effect of credit spread widening seen on a periodic basis as compared to a long duration based offerings.

•
By credit quality, BBB-rated credits were most beneficial to performance (corporate investment grade bonds) followed by AAA-rated credits (mostly  securitized assets). On the other hand, U.S. government debt and U.S. corporate high yield debt were the least positive to return.

•	Positive contributions to relative performance were led by active asset class allocation and credit selectivity.

•
The Fund duration remained very front-end pinned which benefited from an attractive rate curve. On a year-over-year basis, we reduced floating rate loan and high yield bond exposure as well as slightly trimmed the asset backed security exposure. We increased cash holdings.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
Aristotle Ultra Short Income Fund	PAGE 1	TSR-AR-04045F790

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/28/2019)
Class I (without sales charge)	5.77	3.89	3.04
Bloomberg US Aggregate Bond Index	4.88	-0.40	0.62
Bloomberg Short Treasury Total Return Index	5.07	2.48	2.49
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$47,710,925
Number of Holdings	128
Net Advisory Fee	$102,984
Portfolio Turnover Rate	128%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
United States Treasury Bill	4.2%
Bank of America Corp.	4.0%
Goldman Sachs Group, Inc.	3.3%
JPMorgan Chase & Co.	2.6%
Morgan Stanley	2.4%
HSBC Holdings PLC	2.3%
Magnetite CLO Ltd.	2.2%
Neuberger Berman CLO Ltd.	2.1%
United Airlines, Inc.	2.0%
Santander Consumer USA Holdings, Inc.	1.8%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk was added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Ultra Short Income Fund	PAGE 2	TSR-AR-04045F790

Aristotle Ultra Short Income Fund
Class I-2 | PLUDX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Ultra Short Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$33	0.32%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund outperformed its performance benchmark, the  Bloomberg Short Treasury Total Return Index. The Fund primarily invests in investment grade, U.S. dollar-denominated short-term fixed and floating rate debt securities, including corporate debt securities, mortgage-related securities, asset-backed securities, U.S. government securities and agency securities and money market instruments such as commercial paper, certificates of deposit, time deposits, deposit notes and bank notes.

•
The front end of the curve was highly favorable due to a yield curve inversion seen through September 2024. Even post re-inversion, yields remained elevated compared to recent history, which was beneficial to the return. Additionally, corporate spreads remained quite favorable for most of the period.

•
Exposure to credit-sensitive sectors benefited performance for most of the period as credit remained largely well supported. The front-end positioning and elevated yield profile helped to insulate the full effect of credit spread widening seen on a periodic basis as compared to a long duration based offerings.

•
By credit quality, BBB-rated credits were most beneficial to performance (corporate investment grade bonds) followed by AAA-rated credits (mostly  securitized assets). On the other hand, U.S. government debt and U.S. corporate high yield debt were the least positive to return.

•	Positive contributions to relative performance were led by active asset class allocation and credit selectivity.

•
The Fund duration remained very front-end pinned which benefited from an attractive rate curve. On a year-over-year basis, we reduced floating rate loan and high yield bond exposure as well as slightly trimmed the asset backed security exposure. We increased cash holdings.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Ultra Short Income Fund	PAGE 1	TSR-AR-04045F782

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/28/2019)
Class I-2 (without sales charge)	5.77	3.89	3.05
Bloomberg US Aggregate Bond Index	4.88	-0.40	0.62
Bloomberg Short Treasury Total Return Index	5.07	2.48	2.49
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$47,710,925
Number of Holdings	128
Net Advisory Fee	$102,984
Portfolio Turnover Rate	128%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
United States Treasury Bill	4.2%
Bank of America Corp.	4.0%
Goldman Sachs Group, Inc.	3.3%
JPMorgan Chase & Co.	2.6%
Morgan Stanley	2.4%
HSBC Holdings PLC	2.3%
Magnetite CLO Ltd.	2.2%
Neuberger Berman CLO Ltd.	2.1%
United Airlines, Inc.	2.0%
Santander Consumer USA Holdings, Inc.	1.8%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk was added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Ultra Short Income Fund	PAGE 2	TSR-AR-04045F782

Aristotle Core Equity Fund
Class A | ARALX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Core Equity Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•	For the 12-month period ended March 31, 2025, the Fund underperformed its performance benchmark, the S&P 500 Index. The Fund invests at least 80% of its assets in equity securities.

•	The underperformance of the Fund relative to the S&P 500 Index over the 1-year period was due to security selection, while sector allocation contributed to relative performance.

•	Security selection in consumer staples and industrials detracted the most from relative performance. Conversely, security selection in healthcare and communication services contributed.

•
Darling Ingredients,  Halliburton and Avery Dennison were the largest detractors over the period. Meanwhile, Guardant Health, Adaptive Biotechnologies and Antero Resources were the top contributors to relative performance for the year.

•
From a sector allocation standpoint,  underweights in financials and utilities detracted from relative performance. Conversely, an overweight to consumer discretionary and underweight in materials contributed to relative performance.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Core Equity Fund	PAGE 1	TSR-AR-04045F329

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/25/2023)
Class A (without sales charge)	5.82	23.26
Class A (with sales charge)	1.34	19.61
S&P 500 TR	8.25	24.44
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$491,650,394
Number of Holdings	51
Net Advisory Fee	$2,184,347
Portfolio Turnover Rate	26%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Microsoft Corp.	7.1%
NVIDIA Corp.	6.1%
Apple, Inc.	5.6%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc.	4.3%
Alphabet, Inc.	4.1%
JPMorgan Chase & Co.	3.4%
Costco Wholesale Corp.	2.8%
Broadcom, Inc.	2.8%
Visa, Inc.	2.7%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, REIT Investment Risk and Emerging Markets Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Equity Fund	PAGE 2	TSR-AR-04045F329

Aristotle Core Equity Fund
Class I | ARILX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Core Equity Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•	For the 12-month period ended March 31, 2025, the Fund underperformed its performance benchmark, the S&P 500 Index. The Fund invests at least 80% of its assets in equity securities.

•	The underperformance of the Fund relative to the S&P 500 Index over the 1-year period was due to security selection, while sector allocation contributed to relative performance.

•	Security selection in consumer staples and industrials detracted the most from relative performance. Conversely, security selection in healthcare and communication services contributed.

•
Darling Ingredients,  Halliburton and Avery Dennison were the largest detractors over the period. Meanwhile, Guardant Health, Adaptive Biotechnologies and Antero Resources were the top contributors to relative performance for the year.

•
From a sector allocation standpoint,  underweights in financials and utilities detracted from relative performance. Conversely, an overweight to consumer discretionary and underweight in materials contributed to relative performance.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/20/2023)
Class I (without sales charge)	6.03	23.75
S&P 500 TR	8.25	23.43
Aristotle Core Equity Fund	PAGE 1	TSR-AR-04045F436

Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$491,650,394
Number of Holdings	51
Net Advisory Fee	$2,184,347
Portfolio Turnover Rate	26%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Microsoft Corp.	7.1%
NVIDIA Corp.	6.1%
Apple, Inc.	5.6%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc.	4.3%
Alphabet, Inc.	4.1%
JPMorgan Chase & Co.	3.4%
Costco Wholesale Corp.	2.8%
Broadcom, Inc.	2.8%
Visa, Inc.	2.7%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Shareholder Fees (fees paid directly from your investment).
Class I: Effective April 1, 2024, a Management Fee waiver was implemented to limit Total Annual Fund Operating Expenses to 0.65%.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, REIT Investment Risk and Emerging Markets Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Equity Fund	PAGE 2	TSR-AR-04045F436

Aristotle Core Equity Fund
Class I-2 | AILLX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Core Equity Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$67	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•	For the 12-month period ended March 31, 2025, the Fund underperformed its performance benchmark, the S&P 500 Index. The Fund invests at least 80% of its assets in equity securities.

•	The underperformance of the Fund relative to the S&P 500 Index over the 1-year period was due to security selection, while sector allocation contributed to relative performance.

•	Security selection in consumer staples and industrials detracted the most from relative performance. Conversely, security selection in healthcare and communication services contributed.

•
Darling Ingredients,  Halliburton and Avery Dennison were the largest detractors over the period. Meanwhile, Guardant Health, Adaptive Biotechnologies and Antero Resources were the top contributors to relative performance for the year.

•
From a sector allocation standpoint,  underweights in financials and utilities detracted from relative performance. Conversely, an overweight to consumer discretionary and underweight in materials contributed to relative performance.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/31/2017)
Class I-2 (without sales charge)	6.02	16.40	12.70
S&P 500 TR	8.25	18.59	13.34
Aristotle Core Equity Fund	PAGE 1	TSR-AR-04045F311

Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$491,650,394
Number of Holdings	51
Net Advisory Fee	$2,184,347
Portfolio Turnover Rate	26%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Microsoft Corp.	7.1%
NVIDIA Corp.	6.1%
Apple, Inc.	5.6%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc.	4.3%
Alphabet, Inc.	4.1%
JPMorgan Chase & Co.	3.4%
Costco Wholesale Corp.	2.8%
Broadcom, Inc.	2.8%
Visa, Inc.	2.7%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, REIT Investment Risk and Emerging Markets Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Equity Fund	PAGE 2	TSR-AR-04045F311

Aristotle Growth Equity Fund
Class A | ARAGX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Growth Equity Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•	For the 12-month period ended March 31, 2025, the Fund underperformed its performance benchmark, the Russell 1000 Growth Index. The Fund invests at least 80% of its assets in equity securities.

•	The underperformance of the Fund relative to the Russell 1000 Growth Index over the 1-year period was due to security selection and sector allocation.

•	Security selection in information technology and industrials detracted the most from relative performance. Conversely, security selection in financials and consumer discretionary contributed.

•
Dexcom, Synopsys and Bio-Techne were the largest detractors over the period. Meanwhile, Guardant Health, Adaptive Biotechnologies and NVIDIA were the top contributors to relative performance for the year.

•
From a sector allocation standpoint,  underweights in financials and energy detracted from relative performance. Conversely, an overweight to consumer discretionary and underweight in consumer staples contributed to relative performance.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Growth Equity Fund	PAGE 1	TSR-AR-04045F295

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/29/2023)
Class A (without sales charge)	5.31	14.71
Class A (with sales charge)	0.83	11.07
S&P 500 TR	8.25	18.61
Russell 1000 Growth Total Return Index	7.76	18.46
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$233,695,319
Number of Holdings	38
Net Advisory Fee	$1,609,666
Portfolio Turnover Rate	35%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Microsoft Corp.	10.8%
NVIDIA Corp.	10.1%
Apple, Inc.	10.0%
Amazon.com, Inc.	7.9%
Alphabet, Inc.	6.2%
Visa, Inc.	4.9%
Meta Platforms, Inc.	4.1%
Broadcom, Inc.	3.1%
Costco Wholesale Corp.	2.6%
Home Depot, Inc.	2.5%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk, REIT Investment Risk, Warrants and Rights Risk and Small-Capitalization Companies Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Growth Equity Fund	PAGE 2	TSR-AR-04045F295

Aristotle Growth Equity Fund
Class I | ARIGX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Growth Equity Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•	For the 12-month period ended March 31, 2025, the Fund underperformed its performance benchmark, the Russell 1000 Growth Index. The Fund invests at least 80% of its assets in equity securities.

•	The underperformance of the Fund relative to the Russell 1000 Growth Index over the 1-year period was due to security selection and sector allocation.

•	Security selection in information technology and industrials detracted the most from relative performance. Conversely, security selection in financials and consumer discretionary contributed.

•
Dexcom, Synopsys and Bio-Techne were the largest detractors over the period. Meanwhile, Guardant Health, Adaptive Biotechnologies and NVIDIA were the top contributors to relative performance for the year.

•
From a sector allocation standpoint,  underweights in financials and energy detracted from relative performance. Conversely, an overweight to consumer discretionary and underweight in consumer staples contributed to relative performance.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	5.15	14.46	13.09
S&P 500 TR	8.25	18.59	12.50
Russell 1000 Growth Total Return Index	7.76	20.09	15.12
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Aristotle Growth Equity Fund	PAGE 1	TSR-AR-04045F428

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$233,695,319
Number of Holdings	38
Net Advisory Fee	$1,609,666
Portfolio Turnover Rate	35%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Microsoft Corp.	10.8%
NVIDIA Corp.	10.1%
Apple, Inc.	10.0%
Amazon.com, Inc.	7.9%
Alphabet, Inc.	6.2%
Visa, Inc.	4.9%
Meta Platforms, Inc.	4.1%
Broadcom, Inc.	3.1%
Costco Wholesale Corp.	2.6%
Home Depot, Inc.	2.5%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk, REIT Investment Risk, Warrants and Rights Risk and Small-Capitalization Companies Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Growth Equity Fund	PAGE 2	TSR-AR-04045F428

Aristotle Growth Equity Fund
Class I-2 | AIGGX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Growth Equity Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$72	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•	For the 12-month period ended March 31, 2025, the Fund underperformed its performance benchmark, the Russell 1000 Growth Index. The Fund invests at least 80% of its assets in equity securities.

•	The underperformance of the Fund relative to the Russell 1000 Growth Index over the 1-year period was due to security selection and sector allocation.

•	Security selection in information technology and industrials detracted the most from relative performance. Conversely, security selection in financials and consumer discretionary contributed.

•
Dexcom, Synopsys and Bio-Techne were the largest detractors over the period. Meanwhile, Guardant Health, Adaptive Biotechnologies and NVIDIA were the top contributors to relative performance for the year.

•
From a sector allocation standpoint,  underweights in financials and energy detracted from relative performance. Conversely, an overweight to consumer discretionary and underweight in consumer staples contributed to relative performance.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/16/2024)
Class I-2 (without sales charge)	5.23	12.20
S&P 500 TR	8.25	16.10
Russell 1000 Growth Total Return Index	7.76	15.70
Aristotle Growth Equity Fund	PAGE 1	TSR-AR-04045F287

Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$233,695,319
Number of Holdings	38
Net Advisory Fee	$1,609,666
Portfolio Turnover Rate	35%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Microsoft Corp.	10.8%
NVIDIA Corp.	10.1%
Apple, Inc.	10.0%
Amazon.com, Inc.	7.9%
Alphabet, Inc.	6.2%
Visa, Inc.	4.9%
Meta Platforms, Inc.	4.1%
Broadcom, Inc.	3.1%
Costco Wholesale Corp.	2.6%
Home Depot, Inc.	2.5%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk, REIT Investment Risk, Warrants and Rights Risk and Small-Capitalization Companies Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Growth Equity Fund	PAGE 2	TSR-AR-04045F287

Aristotle International Equity Fund
Class A | ARAFX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle International Equity Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.04%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund outperformed its primary performance benchmark, the  MSCI EAFE Index (net), but underperformed its secondary performance benchmark, the  MSCI ACWI ex USA Index (net). The Fund invests at least 80% of its assets in publicly traded equity securities or depositary receipts of companies organized, headquartered, or doing a substantial amount of business outside of the United States.

•
The performance explanation is provided relative to the primary benchmark, the  MSCI EAFE Index (net). The outperformance of the Fund relative to the MSCI EAFE Index (net) over the 1-year period came from security selection, while sector allocation detracted value.

•
Security selection in the healthcare and consumer discretionary sectors added the most. On the other hand, security selection in the industrials and materials sectors detracted the most. Exposure to Sony,  Erste Group Bank and DBS Group positively contributed to relative returns. Meanwhile, Samsung Electronics, Ashtead Group and LVMH Moët Hennessy Louis Vuitton were the top detractors to relative performance for the year.

•
It is also worth noting that the largest holding of the Index, Novo  Nordisk, dropped 46% over the period as newer entrants in the GLP-1 business (a pharmaceutical for diabetes being used for weight loss) threatens the company’s dominance. Security selection here helped the Fund’s excess returns.

•
From a sector allocation standpoint, an overweight position in the industrials sector and an underweight position in the materials sector added to relative performance. An underweight exposure to the communication services sector and an overweight position in the consumer discretionary sector detracted value.

•
Regionally, security selection in Developed Asia positively contributed to relative return, while security selection in the United Kingdom detracted. A significant underweight allocation to Developed Asia proved to be beneficial to performance but was partially offset by the Fund’s exposure to select Emerging Markets, specifically Peru and South Korea).

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle International Equity Fund	PAGE 1	TSR-AR-04045F378

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/28/2023)
Class A (without sales charge)	5.37	7.06
Class A (with sales charge)	0.88	3.45
MSCI AC WORLD INDEX ex USA Net (USD)	6.09	8.60
MSCI EAFE Net (USD)	4.88	8.42
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$555,189,249
Number of Holdings	39
Net Advisory Fee	$3,684,143
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Sony Group Corp.	4.5%
Brookfield Corp.	4.0%
Safran SA	3.8%
MonotaRO Co. Ltd.	3.8%
Nemetschek SE	3.7%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.5%
Pan Pacific International Holdings Corp.	3.5%
DBS Group Holdings Ltd.	3.5%
Accenture PLC	3.4%
Roche Holding AG	3.3%
Sector Breakdown (%)**

Top Ten Countries	(%)
Japan	21.4%
United Kingdom	16.5%
France	12.6%
Germany	8.9%
Switzerland	7.8%
Canada	7.0%
Ireland	5.8%
Singapore	3.5%
Netherlands	3.2%
Cash & Other	13.3%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Aristotle International Equity Fund	PAGE 2	TSR-AR-04045F378

Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.70% to 0.60% and the Supervision and Administration Fee for Class A has been increased from 0.08% to 0.18%. As a result of these changes, there has been no change to the Fund’s total Management Fee.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk was added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle International Equity Fund	PAGE 3	TSR-AR-04045F378

Aristotle International Equity Fund
Class I | ARIFX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle International Equity Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.78%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund outperformed its primary performance benchmark, the  MSCI EAFE Index (net), but underperformed its secondary performance benchmark, the  MSCI ACWI ex USA Index (net). The Fund invests at least 80% of its assets in publicly traded equity securities or depositary receipts of companies organized, headquartered, or doing a substantial amount of business outside of the United States.

•
The performance explanation is provided relative to the primary benchmark, the  MSCI EAFE Index (net). The outperformance of the Fund relative to the MSCI EAFE Index (net) over the 1-year period came from security selection, while sector allocation detracted value.

•
Security selection in the healthcare and consumer discretionary sectors added the most. On the other hand, security selection in the industrials and materials sectors detracted the most. Exposure to Sony,  Erste Group Bank and DBS Group positively contributed to relative returns. Meanwhile, Samsung Electronics, Ashtead Group and LVMH Moët Hennessy Louis Vuitton were the top detractors to relative performance for the year.

•
It is also worth noting that the largest holding of the Index, Novo  Nordisk, dropped 46% over the period as newer entrants in the GLP-1 business (a pharmaceutical for diabetes being used for weight loss) threatens the company’s dominance. Security selection here helped the Fund’s excess returns.

•
From a sector allocation standpoint, an overweight position in the industrials sector and an underweight position in the materials sector added to relative performance. An underweight exposure to the communication services sector and an overweight position in the consumer discretionary sector detracted value.

•
Regionally, security selection in Developed Asia positively contributed to relative return, while security selection in the United Kingdom detracted. A significant underweight allocation to Developed Asia proved to be beneficial to performance but was partially offset by the Fund’s exposure to select Emerging Markets, specifically Peru and South Korea).

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle International Equity Fund	PAGE 1	TSR-AR-04045F410

CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/20/2023)
Class I (without sales charge)	5.69	16.59
MSCI AC WORLD INDEX ex USA Net (USD)	6.09	17.32
MSCI EAFE Net (USD)	4.88	17.91
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$555,189,249
Number of Holdings	39
Net Advisory Fee	$3,684,143
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Sony Group Corp.	4.5%
Brookfield Corp.	4.0%
Safran SA	3.8%
MonotaRO Co. Ltd.	3.8%
Nemetschek SE	3.7%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.5%
Pan Pacific International Holdings Corp.	3.5%
DBS Group Holdings Ltd.	3.5%
Accenture PLC	3.4%
Roche Holding AG	3.3%
Sector Breakdown (%)**

Top Ten Countries	(%)
Japan	21.4%
United Kingdom	16.5%
France	12.6%
Germany	8.9%
Switzerland	7.8%
Canada	7.0%
Ireland	5.8%
Singapore	3.5%
Netherlands	3.2%
Cash & Other	13.3%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, a Management Fee waiver was implemented to limit Total Annual Fund Operating Expenses to 0.78%. Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.70% to 0.60% and the Supervision and
Aristotle International Equity Fund	PAGE 2	TSR-AR-04045F410

Administration Fee for Class I has been increased from 0.08% to 0.18%. As a result of these changes, there has been no change to the Fund’s total Management Fee.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk was added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle International Equity Fund	PAGE 3	TSR-AR-04045F410

Aristotle International Equity Fund
Class I-2 | AIFFX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle International Equity Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$80	0.78%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund outperformed its primary performance benchmark, the  MSCI EAFE Index (net), but underperformed its secondary performance benchmark, the  MSCI ACWI ex USA Index (net). The Fund invests at least 80% of its assets in publicly traded equity securities or depositary receipts of companies organized, headquartered, or doing a substantial amount of business outside of the United States.

•
The performance explanation is provided relative to the primary benchmark, the  MSCI EAFE Index (net). The outperformance of the Fund relative to the MSCI EAFE Index (net) over the 1-year period came from security selection, while sector allocation detracted value.

•
Security selection in the healthcare and consumer discretionary sectors added the most. On the other hand, security selection in the industrials and materials sectors detracted the most. Exposure to Sony,  Erste Group Bank and DBS Group positively contributed to relative returns. Meanwhile, Samsung Electronics, Ashtead Group and LVMH Moët Hennessy Louis Vuitton were the top detractors to relative performance for the year.

•
It is also worth noting that the largest holding of the Index, Novo  Nordisk, dropped 46% over the period as newer entrants in the GLP-1 business (a pharmaceutical for diabetes being used for weight loss) threatens the company’s dominance. Security selection here helped the Fund’s excess returns.

•
From a sector allocation standpoint, an overweight position in the industrials sector and an underweight position in the materials sector added to relative performance. An underweight exposure to the communication services sector and an overweight position in the consumer discretionary sector detracted value.

•
Regionally, security selection in Developed Asia positively contributed to relative return, while security selection in the United Kingdom detracted. A significant underweight allocation to Developed Asia proved to be beneficial to performance but was partially offset by the Fund’s exposure to select Emerging Markets, specifically Peru and South Korea).

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle International Equity Fund	PAGE 1	TSR-AR-04045F360

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	5.65	11.49	5.52
MSCI AC WORLD INDEX ex USA Net (USD)	6.09	10.92	4.98
MSCI EAFE Net (USD)	4.88	11.77	5.40
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$555,189,249
Number of Holdings	39
Net Advisory Fee	$3,684,143
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Sony Group Corp.	4.5%
Brookfield Corp.	4.0%
Safran SA	3.8%
MonotaRO Co. Ltd.	3.8%
Nemetschek SE	3.7%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.5%
Pan Pacific International Holdings Corp.	3.5%
DBS Group Holdings Ltd.	3.5%
Accenture PLC	3.4%
Roche Holding AG	3.3%
Sector Breakdown (%)**

Top Ten Countries	(%)
Japan	21.4%
United Kingdom	16.5%
France	12.6%
Germany	8.9%
Switzerland	7.8%
Canada	7.0%
Ireland	5.8%
Singapore	3.5%
Netherlands	3.2%
Cash & Other	13.3%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, a Management Fee waiver was implemented to limit Total Annual Fund Operating Expenses to 0.78%. Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.70% to 0.60% and the Supervision and
Aristotle International Equity Fund	PAGE 2	TSR-AR-04045F360

Administration Fee for Class I has been increased from 0.08% to 0.18%. As a result of these changes, there has been no change to the Fund’s total Management Fee.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk was added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle International Equity Fund	PAGE 3	TSR-AR-04045F360

Aristotle Small Cap Equity Fund
Class A | ARABX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	1.16%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund outperformed its performance benchmark, the Russell 2000 Index. The Fund invests at least 80% of its assets in equity securities of small-capitalization companies.

•
U.S. small cap equities generally advanced between April and November of last year, mainly driven by investor sentiment around the Federal Reserve and the potential for the easing cycle to resume, coupled with the post-election advance, peaking on November 25, 2024. Subsequently, volatility increased, and sentiment turned negative with markets selling off, as clarity around the Federal Reserve’s interest rate policy came into focus, with investors adjusting to a higher for longer interest rate environment. Additionally, uncertainty around the new administration’s policies and implementation methods and geopolitical tensions also weighed on markets.

•
The primary driver of the Fund’s relative  outperformance during the fiscal year was strong security selection while sector allocation detracted. Security selection within the information technology and materials sectors were the largest contributors, while selections in consumer discretionary and consumer staples detracted.

•	On a relative basis, Huron Consulting Group, ACI Worldwide and an out-of-benchmark position in World Wrestling Entertainment contributed the most to performance.

•	In contrast, the biggest individual relative detractors to performance were out-of-benchmark positions in Acadia Healthcare and Carter’s, alongside Columbus Mckinnon.

•
Examining sector allocation, underweight exposures to consumer discretionary and healthcare (specifically pharmaceuticals and biotechnology) both added value, while an underweight exposure in  financials and an overweight exposure in information technology detracted from relative performance.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Small Cap Equity Fund	PAGE 1	TSR-AR-04045F485

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/20/2023)
Class A (without sales charge)	-3.20	10.69
Class A (with sales charge)	-7.29	7.42
Russell 3000 Total Return Index	7.22	22.89
Russell 2000 Total Return Index	-4.01	14.88
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$149,826,774
Number of Holdings	98
Net Advisory Fee	$1,271,976
Portfolio Turnover Rate	15%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Huron Consulting Group, Inc.	2.9%
AerCap Holdings NV	2.6%
ACI Worldwide, Inc.	2.4%
Itron, Inc.	2.3%
Merit Medical Systems, Inc.	2.3%
HealthEquity, Inc.	2.0%
TKO Group Holdings, Inc.	2.0%
MACOM Technology Solutions Holdings, Inc.	1.9%
Chemed Corp.	1.9%
Dycom Industries, Inc.	1.9%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to reflect that the Fund defines a small cap company as one that, at the time of initial purchase, has a market capitalization that falls within the capitalization range of the Russell 2000® Index.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.70% to 0.65% and the Supervision and Administration Fee for Class A was increased from 0.20% to 0.25%. As a result of these changes, there has been no change to the Fund’s total Management Fee.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk and Industrial Sector Risk were added.
Aristotle Small Cap Equity Fund	PAGE 2	TSR-AR-04045F485

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small Cap Equity Fund	PAGE 3	TSR-AR-04045F485

Aristotle Small Cap Equity Fund
Class C | AISBX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$187	1.91%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund outperformed its performance benchmark, the Russell 2000 Index. The Fund invests at least 80% of its assets in equity securities of small-capitalization companies.

•
U.S. small cap equities generally advanced between April and November of last year, mainly driven by investor sentiment around the Federal Reserve and the potential for the easing cycle to resume, coupled with the post-election advance, peaking on November 25, 2024. Subsequently, volatility increased, and sentiment turned negative with markets selling off, as clarity around the Federal Reserve’s interest rate policy came into focus, with investors adjusting to a higher for longer interest rate environment. Additionally, uncertainty around the new administration’s policies and implementation methods and geopolitical tensions also weighed on markets.

•
The primary driver of the Fund’s relative  outperformance during the fiscal year was strong security selection while sector allocation detracted. Security selection within the information technology and materials sectors were the largest contributors, while selections in consumer discretionary and consumer staples detracted.

•	On a relative basis, Huron Consulting Group, ACI Worldwide and an out-of-benchmark position in World Wrestling Entertainment contributed the most to performance.

•	In contrast, the biggest individual relative detractors to performance were out-of-benchmark positions in Acadia Healthcare and Carter’s, alongside Columbus Mckinnon.

•
Examining sector allocation, underweight exposures to consumer discretionary and healthcare (specifically pharmaceuticals and biotechnology) both added value, while an underweight exposure in  financials and an overweight exposure in information technology detracted from relative performance.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Small Cap Equity Fund	PAGE 1	TSR-AR-04045F477

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/20/2023)
Class C (without sales charge)	-3.83	9.87
Class C (with sales charge)	-4.79	9.87
Russell 3000 Total Return Index	7.22	22.89
Russell 2000 Total Return Index	-4.01	14.88
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$149,826,774
Number of Holdings	98
Net Advisory Fee	$1,271,976
Portfolio Turnover Rate	15%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Huron Consulting Group, Inc.	2.9%
AerCap Holdings NV	2.6%
ACI Worldwide, Inc.	2.4%
Itron, Inc.	2.3%
Merit Medical Systems, Inc.	2.3%
HealthEquity, Inc.	2.0%
TKO Group Holdings, Inc.	2.0%
MACOM Technology Solutions Holdings, Inc.	1.9%
Chemed Corp.	1.9%
Dycom Industries, Inc.	1.9%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to reflect that the Fund defines a small cap company as one that, at the time of initial purchase, has a market capitalization that falls within the capitalization range of the Russell 2000® Index.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.70% to 0.65% and the Supervision and Administration Fee for Class C was increased from 0.20% to 0.25%. As a result of these changes, there has been no change to the Fund’s total Management Fee.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk and Industrial Sector Risk were added.
Aristotle Small Cap Equity Fund	PAGE 2	TSR-AR-04045F477

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small Cap Equity Fund	PAGE 3	TSR-AR-04045F477

Aristotle Small Cap Equity Fund
Class I | ARIBX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund outperformed its performance benchmark, the Russell 2000 Index. The Fund invests at least 80% of its assets in equity securities of small-capitalization companies.

•
U.S. small cap equities generally advanced between April and November of last year, mainly driven by investor sentiment around the Federal Reserve and the potential for the easing cycle to resume, coupled with the post-election advance, peaking on November 25, 2024. Subsequently, volatility increased, and sentiment turned negative with markets selling off, as clarity around the Federal Reserve’s interest rate policy came into focus, with investors adjusting to a higher for longer interest rate environment. Additionally, uncertainty around the new administration’s policies and implementation methods and geopolitical tensions also weighed on markets.

•
The primary driver of the Fund’s relative  outperformance during the fiscal year was strong security selection while sector allocation detracted. Security selection within the information technology and materials sectors were the largest contributors, while selections in consumer discretionary and consumer staples detracted.

•	On a relative basis, Huron Consulting Group, ACI Worldwide and an out-of-benchmark position in World Wrestling Entertainment contributed the most to performance.

•	In contrast, the biggest individual relative detractors to performance were out-of-benchmark positions in Acadia Healthcare and Carter’s, alongside Columbus Mckinnon.

•
Examining sector allocation, underweight exposures to consumer discretionary and healthcare (specifically pharmaceuticals and biotechnology) both added value, while an underweight exposure in  financials and an overweight exposure in information technology detracted from relative performance.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
Aristotle Small Cap Equity Fund	PAGE 1	TSR-AR-04045F469

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/16/2024)
Class I (without sales charge)	-2.97	4.02
Russell 3000 Total Return Index	7.22	15.15
Russell 2000 Total Return Index	-4.01	5.09
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$149,826,774
Number of Holdings	98
Net Advisory Fee	$1,271,976
Portfolio Turnover Rate	15%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Huron Consulting Group, Inc.	2.9%
AerCap Holdings NV	2.6%
ACI Worldwide, Inc.	2.4%
Itron, Inc.	2.3%
Merit Medical Systems, Inc.	2.3%
HealthEquity, Inc.	2.0%
TKO Group Holdings, Inc.	2.0%
MACOM Technology Solutions Holdings, Inc.	1.9%
Chemed Corp.	1.9%
Dycom Industries, Inc.	1.9%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to reflect that the Fund defines a small cap company as one that, at the time of initial purchase, has a market capitalization that falls within the capitalization range of the Russell 2000® Index.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.70% to 0.65% and the Supervision and Administration Fee for Class I was increased from 0.20% to 0.25%. As a result of these changes, there has been no change to the Fund’s total Management Fee.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk and Industrial Sector Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Small Cap Equity Fund	PAGE 2	TSR-AR-04045F469

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small Cap Equity Fund	PAGE 3	TSR-AR-04045F469

Aristotle Small Cap Equity Fund
Class I-2 | AIBBX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$89	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund outperformed its performance benchmark, the Russell 2000 Index. The Fund invests at least 80% of its assets in equity securities of small-capitalization companies.

•
U.S. small cap equities generally advanced between April and November of last year, mainly driven by investor sentiment around the Federal Reserve and the potential for the easing cycle to resume, coupled with the post-election advance, peaking on November 25, 2024. Subsequently, volatility increased, and sentiment turned negative with markets selling off, as clarity around the Federal Reserve’s interest rate policy came into focus, with investors adjusting to a higher for longer interest rate environment. Additionally, uncertainty around the new administration’s policies and implementation methods and geopolitical tensions also weighed on markets.

•
The primary driver of the Fund’s relative  outperformance during the fiscal year was strong security selection while sector allocation detracted. Security selection within the information technology and materials sectors were the largest contributors, while selections in consumer discretionary and consumer staples detracted.

•	On a relative basis, Huron Consulting Group, ACI Worldwide and an out-of-benchmark position in World Wrestling Entertainment contributed the most to performance.

•	In contrast, the biggest individual relative detractors to performance were out-of-benchmark positions in Acadia Healthcare and Carter’s, alongside Columbus Mckinnon.

•
Examining sector allocation, underweight exposures to consumer discretionary and healthcare (specifically pharmaceuticals and biotechnology) both added value, while an underweight exposure in  financials and an overweight exposure in information technology detracted from relative performance.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Small Cap Equity Fund	PAGE 1	TSR-AR-04045F337

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/30/2015)
Class I-2 (without sales charge)	-2.89	13.36	6.53
Russell 3000 Total Return Index	7.22	18.18	12.55
Russell 2000 Total Return Index	-4.01	13.27	7.47
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$149,826,774
Number of Holdings	98
Net Advisory Fee	$1,271,976
Portfolio Turnover Rate	15%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Huron Consulting Group, Inc.	2.9%
AerCap Holdings NV	2.6%
ACI Worldwide, Inc.	2.4%
Itron, Inc.	2.3%
Merit Medical Systems, Inc.	2.3%
HealthEquity, Inc.	2.0%
TKO Group Holdings, Inc.	2.0%
MACOM Technology Solutions Holdings, Inc.	1.9%
Chemed Corp.	1.9%
Dycom Industries, Inc.	1.9%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to reflect that the Fund defines a small cap company as one that, at the time of initial purchase, has a market capitalization that falls within the capitalization range of the Russell 2000® Index.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.70% to 0.65% and the Supervision and Administration Fee for Class I-2 was increased from 0.20% to 0.25%. As a result of these changes, there has been no change to the Fund’s total Management Fee.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk and Industrial Sector Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Small Cap Equity Fund	PAGE 2	TSR-AR-04045F337

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small Cap Equity Fund	PAGE 3	TSR-AR-04045F337

Aristotle Small Cap Equity Fund
Class R6 | ARRBX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$84	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund outperformed its performance benchmark, the Russell 2000 Index. The Fund invests at least 80% of its assets in equity securities of small-capitalization companies.

•
U.S. small cap equities generally advanced between April and November of last year, mainly driven by investor sentiment around the Federal Reserve and the potential for the easing cycle to resume, coupled with the post-election advance, peaking on November 25, 2024. Subsequently, volatility increased, and sentiment turned negative with markets selling off, as clarity around the Federal Reserve’s interest rate policy came into focus, with investors adjusting to a higher for longer interest rate environment. Additionally, uncertainty around the new administration’s policies and implementation methods and geopolitical tensions also weighed on markets.

•
The primary driver of the Fund’s relative  outperformance during the fiscal year was strong security selection while sector allocation detracted. Security selection within the information technology and materials sectors were the largest contributors, while selections in consumer discretionary and consumer staples detracted.

•	On a relative basis, Huron Consulting Group, ACI Worldwide and an out-of-benchmark position in World Wrestling Entertainment contributed the most to performance.

•	In contrast, the biggest individual relative detractors to performance were out-of-benchmark positions in Acadia Healthcare and Carter’s, alongside Columbus Mckinnon.

•
Examining sector allocation, underweight exposures to consumer discretionary and healthcare (specifically pharmaceuticals and biotechnology) both added value, while an underweight exposure in  financials and an overweight exposure in information technology detracted from relative performance.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Aristotle Small Cap Equity Fund	PAGE 1	TSR-AR-04045F451

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/20/2023)
Class R6 (without sales charge)	-2.75	11.13
Russell 3000 Total Return Index	7.22	22.89
Russell 2000 Total Return Index	-4.01	14.88
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$149,826,774
Number of Holdings	98
Net Advisory Fee	$1,271,976
Portfolio Turnover Rate	15%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Huron Consulting Group, Inc.	2.9%
AerCap Holdings NV	2.6%
ACI Worldwide, Inc.	2.4%
Itron, Inc.	2.3%
Merit Medical Systems, Inc.	2.3%
HealthEquity, Inc.	2.0%
TKO Group Holdings, Inc.	2.0%
MACOM Technology Solutions Holdings, Inc.	1.9%
Chemed Corp.	1.9%
Dycom Industries, Inc.	1.9%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to reflect that the Fund defines a small cap company as one that, at the time of initial purchase, has a market capitalization that falls within the capitalization range of the Russell 2000® Index.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.70% to 0.65% and the Supervision and Administration Fee for Class R6 was increased from 0.15% to 0.20%. As a result of these changes, there has been no change to the Fund’s total Management Fee.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk and Industrial Sector Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Small Cap Equity Fund	PAGE 2	TSR-AR-04045F451

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small Cap Equity Fund	PAGE 3	TSR-AR-04045F451

Aristotle Small/Mid Cap Equity Fund
Class A | ARAHX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Small/Mid Cap Equity Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund outperformed its performance benchmark, the Russell 2500 Index. The Fund invests at least 80% of its assets in equity securities of small-capitalization and mid-capitalization companies.

•
U.S. small cap and mid cap equities generally advanced between April and November of last year, mainly driven by investor sentiment around the Federal Reserve and the potential for the easing cycle to resume, coupled with the post-election advance, peaking on November 25, 2024. Subsequently, volatility increased, and sentiment turned negative with markets selling off, as clarity around the Federal Reserve’s interest rate policy came into focus, with investors adjusting to a higher for longer interest rate environment. Additionally, uncertainty around the new administration’s policies and implementation methods and geopolitical tensions also weighed on markets.

•
The primary driver of the Fund’s relative  outperformance during the fiscal year was strong security selection while sector allocation detracted. Security selection within the information technology and materials sectors were the largest contributors, while selections in consumer discretionary and consumer staples detracted.

•	On a relative basis, an out-of-benchmark position in Alamos Gold, Huron Consulting Group and Baldwin Insurance Group contributed the most to performance.

•	In contrast, the biggest individual relative detractors to performance were Acadia Healthcare, Tronox Holdings and ASGN Incorporated.

•
Examining sector allocation, an underweight exposure to consumer discretionary and a slight overweight to energy added value, while an overweight exposure to information technology and an underweight exposure to  financials detracted from relative performance.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Small/Mid Cap Equity Fund	PAGE 1	TSR-AR-04045F535

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/08/2016)
Class A (without sales charge)	-0.18	12.28	7.10
Class A (with sales charge)	-4.40	11.32	6.60
Russell 3000 Total Return Index	7.22	18.18	13.79
Russell 2500 Total Return Index	-3.11	14.91	9.91
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$34,521,593
Number of Holdings	101
Net Advisory Fee	$277,333
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Alamos Gold, Inc.	2.6%
Huron Consulting Group, Inc.	2.5%
AerCap Holdings NV	2.4%
ACI Worldwide, Inc.	2.2%
Merit Medical Systems, Inc.	2.2%
MACOM Technology Solutions Holdings, Inc.	2.1%
Itron, Inc.	2.0%
Belden, Inc.	1.9%
Dycom Industries, Inc.	1.9%
Chemed Corp.	1.9%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to reflect that the Fund defines a small cap and mid cap company as one that, at the time of initial purchase, has a market capitalization that falls within the capitalization range of the Russell 2500® Index.
Aristotle Small/Mid Cap Equity Fund	PAGE 2	TSR-AR-04045F535

Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.70% to 0.65% and the Supervision and Administration Fee for Class A was increased from 0.20% to 0.25%. As a result of these changes, there has been no change to the Fund’s total Management Fee.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk and Industrial Sector Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small/Mid Cap Equity Fund	PAGE 3	TSR-AR-04045F535

Aristotle Small/Mid Cap Equity Fund
Class C | AISHX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Small/Mid Cap Equity Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$189	1.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund outperformed its performance benchmark, the Russell 2500 Index. The Fund invests at least 80% of its assets in equity securities of small-capitalization and mid-capitalization companies.

•
U.S. small cap and mid cap equities generally advanced between April and November of last year, mainly driven by investor sentiment around the Federal Reserve and the potential for the easing cycle to resume, coupled with the post-election advance, peaking on November 25, 2024. Subsequently, volatility increased, and sentiment turned negative with markets selling off, as clarity around the Federal Reserve’s interest rate policy came into focus, with investors adjusting to a higher for longer interest rate environment. Additionally, uncertainty around the new administration’s policies and implementation methods and geopolitical tensions also weighed on markets.

•
The primary driver of the Fund’s relative  outperformance during the fiscal year was strong security selection while sector allocation detracted. Security selection within the information technology and materials sectors were the largest contributors, while selections in consumer discretionary and consumer staples detracted.

•	On a relative basis, an out-of-benchmark position in Alamos Gold, Huron Consulting Group and Baldwin Insurance Group contributed the most to performance.

•	In contrast, the biggest individual relative detractors to performance were Acadia Healthcare, Tronox Holdings and ASGN Incorporated.

•
Examining sector allocation, an underweight exposure to consumer discretionary and a slight overweight to energy added value, while an overweight exposure to information technology and an underweight exposure to  financials detracted from relative performance.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Small/Mid Cap Equity Fund	PAGE 1	TSR-AR-04045F527

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/08/2016)
Class C (without sales charge)	-0.82	11.45	6.31
Class C (with sales charge)	-1.73	11.45	6.31
Russell 3000 Total Return Index	7.22	18.18	13.79
Russell 2500 Total Return Index	-3.11	14.91	9.91
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$34,521,593
Number of Holdings	101
Net Advisory Fee	$277,333
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Alamos Gold, Inc.	2.6%
Huron Consulting Group, Inc.	2.5%
AerCap Holdings NV	2.4%
ACI Worldwide, Inc.	2.2%
Merit Medical Systems, Inc.	2.2%
MACOM Technology Solutions Holdings, Inc.	2.1%
Itron, Inc.	2.0%
Belden, Inc.	1.9%
Dycom Industries, Inc.	1.9%
Chemed Corp.	1.9%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to the Fund’s Principal Investment Strategy:
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.70% to 0.65% and the Supervision and Administration Fee for Class C was increased from 0.20% to 0.25%. As a result of these changes, there has been no change to the Fund’s total Management Fee.
Aristotle Small/Mid Cap Equity Fund	PAGE 2	TSR-AR-04045F527

Changes to Shareholder Fees (fees paid directly from your investment).
The Fund’s Principal Investment Strategies were revised to reflect that the Fund defines a small cap and mid cap company as one that, at the time of initial purchase, has a market capitalization that falls within the capitalization range of the Russell 2500® Index.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk and Industrial Sector Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small/Mid Cap Equity Fund	PAGE 3	TSR-AR-04045F527

Aristotle Small/Mid Cap Equity Fund
Class I | ARIHX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Small/Mid Cap Equity Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$85	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund outperformed its performance benchmark, the Russell 2500 Index. The Fund invests at least 80% of its assets in equity securities of small-capitalization and mid-capitalization companies.

•
U.S. small cap and mid cap equities generally advanced between April and November of last year, mainly driven by investor sentiment around the Federal Reserve and the potential for the easing cycle to resume, coupled with the post-election advance, peaking on November 25, 2024. Subsequently, volatility increased, and sentiment turned negative with markets selling off, as clarity around the Federal Reserve’s interest rate policy came into focus, with investors adjusting to a higher for longer interest rate environment. Additionally, uncertainty around the new administration’s policies and implementation methods and geopolitical tensions also weighed on markets.

•
The primary driver of the Fund’s relative  outperformance during the fiscal year was strong security selection while sector allocation detracted. Security selection within the information technology and materials sectors were the largest contributors, while selections in consumer discretionary and consumer staples detracted.

•	On a relative basis, an out-of-benchmark position in Alamos Gold, Huron Consulting Group and Baldwin Insurance Group contributed the most to performance.

•	In contrast, the biggest individual relative detractors to performance were Acadia Healthcare, Tronox Holdings and ASGN Incorporated.

•
Examining sector allocation, an underweight exposure to consumer discretionary and a slight overweight to energy added value, while an overweight exposure to information technology and an underweight exposure to  financials detracted from relative performance.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Small/Mid Cap Equity Fund	PAGE 1	TSR-AR-04045F519

CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	0.16	12.68	5.51
Russell 3000 Total Return Index	7.22	18.18	11.80
Russell 2500 Total Return Index	-3.11	14.91	7.46
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$34,521,593
Number of Holdings	101
Net Advisory Fee	$277,333
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Alamos Gold, Inc.	2.6%
Huron Consulting Group, Inc.	2.5%
AerCap Holdings NV	2.4%
ACI Worldwide, Inc.	2.2%
Merit Medical Systems, Inc.	2.2%
MACOM Technology Solutions Holdings, Inc.	2.1%
Itron, Inc.	2.0%
Belden, Inc.	1.9%
Dycom Industries, Inc.	1.9%
Chemed Corp.	1.9%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to reflect that the Fund defines a small cap and mid cap company as one that, at the time of initial purchase, has a market capitalization that falls within the capitalization range of the Russell 2500® Index.
Aristotle Small/Mid Cap Equity Fund	PAGE 2	TSR-AR-04045F519

Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.70% to 0.65% and the Supervision and Administration Fee for Class I has been increased from 0.15% to 0.20%. As a result of these changes, there has been no change to the Fund’s total Management Fee.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk and Industrial Sector Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small/Mid Cap Equity Fund	PAGE 3	TSR-AR-04045F519

Aristotle Small/Mid Cap Equity Fund
Class I-2 | AIHHX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Small/Mid Cap Equity Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$90	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund outperformed its performance benchmark, the Russell 2500 Index. The Fund invests at least 80% of its assets in equity securities of small-capitalization and mid-capitalization companies.

•
U.S. small cap and mid cap equities generally advanced between April and November of last year, mainly driven by investor sentiment around the Federal Reserve and the potential for the easing cycle to resume, coupled with the post-election advance, peaking on November 25, 2024. Subsequently, volatility increased, and sentiment turned negative with markets selling off, as clarity around the Federal Reserve’s interest rate policy came into focus, with investors adjusting to a higher for longer interest rate environment. Additionally, uncertainty around the new administration’s policies and implementation methods and geopolitical tensions also weighed on markets.

•
The primary driver of the Fund’s relative  outperformance during the fiscal year was strong security selection while sector allocation detracted. Security selection within the information technology and materials sectors were the largest contributors, while selections in consumer discretionary and consumer staples detracted.

•	On a relative basis, an out-of-benchmark position in Alamos Gold, Huron Consulting Group and Baldwin Insurance Group contributed the most to performance.

•	In contrast, the biggest individual relative detractors to performance were Acadia Healthcare, Tronox Holdings and ASGN Incorporated.

•
Examining sector allocation, an underweight exposure to consumer discretionary and a slight overweight to energy added value, while an overweight exposure to information technology and an underweight exposure to  financials detracted from relative performance.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Small/Mid Cap Equity Fund	PAGE 1	TSR-AR-04045F493

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/08/2016)
Class I-2 (without sales charge)	0.07	12.58	7.36
Russell 3000 Total Return Index	7.22	18.18	13.79
Russell 2500 Total Return Index	-3.11	14.91	9.91
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$34,521,593
Number of Holdings	101
Net Advisory Fee	$277,333
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Alamos Gold, Inc.	2.6%
Huron Consulting Group, Inc.	2.5%
AerCap Holdings NV	2.4%
ACI Worldwide, Inc.	2.2%
Merit Medical Systems, Inc.	2.2%
MACOM Technology Solutions Holdings, Inc.	2.1%
Itron, Inc.	2.0%
Belden, Inc.	1.9%
Dycom Industries, Inc.	1.9%
Chemed Corp.	1.9%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to reflect that the Fund defines a small cap and mid cap company as one that, at the time of initial purchase, has a market capitalization that falls within the capitalization range of the Russell 2500® Index.
Aristotle Small/Mid Cap Equity Fund	PAGE 2	TSR-AR-04045F493

Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.70% to 0.65% and the Supervision and Administration Fee for Class I-2 was increased from 0.20% to 0.25%. As a result of these changes, there has been no change to the Fund’s total Management Fee.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Sector Focus Risk and Industrial Sector Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small/Mid Cap Equity Fund	PAGE 3	TSR-AR-04045F493

Aristotle/Saul Global Equity Fund
Class A | ARAOX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle/Saul Global Equity Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	1.03%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund  underperformed its primary and secondary performance benchmarks, the MSCI ACWI Index (net) and the MSCI World Index (net), respectively. The Fund invests at least 80% of its assets in equity securities that are listed on an exchange or that are otherwise publicly traded in the United States or in a foreign country.

•
The performance explanation is provided relative to the primary benchmark, the  MSCI ACWI Index (net). The underperformance of the Fund relative to the MSCI ACWI Index (net) over the 1-year period came primarily from security selection, although sector allocation also detracted value.

•
Security selection in the information technology and consumer discretionary sectors detracted the most. On the other hand, security selection in the healthcare and  financials sectors added the most. Exposure to Lennar, Microchip Technology and Samsung Electronics negatively contributed to relative returns. Meanwhile, MonotaRO, DBS Group and Sony were the top contributors to relative performance for the year.

•
Key holdings in the technology sector (notably, Microchip Technology and Adobe, mentioned above) significantly lagged related peers that were more aligned with the first wave of artificial intelligence (AI) spending in the economy. These “first wave” AI companies include large weights in the Index such as Apple,  NVIDIA, Amazon, Meta, Broadcom and Tesla—all of which were not owned by the Fund over the period and detracted from excess returns. The goods and services provided by Microchip and Adobe (i.e., microcontrollers and software providers) have the potential to be beneficiaries of AI spending in the years to come.

•
From a sector allocation standpoint, an overweight position in the materials sector and an underweight position in the communication services sectors detracted from relative performance. An underweight exposure to the information technology sector and an overweight position to the  financials sector added value.

•
Regionally, security selection in North America negatively contributed to relative return, while security selection in Japan added to relative return. A significant overweight allocation to  Japen proved to be detrimental to performance but was partially offset by the Fund’s underweight exposure to North America.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle/Saul Global Equity Fund	PAGE 1	TSR-AR-04045F394

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/16/2024)
Class A (without sales charge)	-1.74	4.47
Class A (with sales charge)	-5.91	0.80
MSCI ACWI Net Total Return Index (USD)	7.15	14.06
MSCI THE WORLD INDEX Net (USD)	7.04	14.20
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$31,070,164
Number of Holdings	48
Net Advisory Fee	$250,608
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Microsoft Corp.	4.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.9%
Lennar Corp.	3.6%
MonotaRO Co. Ltd.	3.3%
Sony Group Corp.	3.2%
DBS Group Holdings Ltd.	3.1%
Martin Marietta Materials, Inc.	3.1%
Cameco Corp.	2.8%
Amgen, Inc.	2.7%
TotalEnergies SE	2.7%
Sector Breakdown (%)**

Top Ten Countries	(%)
United States	40.0%
Japan	18.6%
Germany	9.3%
Canada	5.1%
France	4.2%
Switzerland	3.7%
Ireland	3.1%
United Kingdom	3.1%
Singapore	3.1%
Cash & Other	9.8%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Aristotle/Saul Global Equity Fund	PAGE 2	TSR-AR-04045F394

Changes to Fund’s Investment Objective or Goals:
The Fund changed its Investment Goal to seek to maximize long-term capital appreciation, removing the reference to also seeking income.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.70% to 0.60% and the Supervision and Administration Fee for Class A has been increased from 0.08% to 0.18%. As a result of these changes, there has been no change to the Fund’s total Management Fee.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Information Technology Sector Risk was added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle/Saul Global Equity Fund	PAGE 3	TSR-AR-04045F394

Aristotle/Saul Global Equity Fund
Class I | ARIOX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle/Saul Global Equity Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.78%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund  underperformed its primary and secondary performance benchmarks, the MSCI ACWI Index (net) and the MSCI World Index (net), respectively. The Fund invests at least 80% of its assets in equity securities that are listed on an exchange or that are otherwise publicly traded in the United States or in a foreign country.

•
The performance explanation is provided relative to the primary benchmark, the  MSCI ACWI Index (net). The underperformance of the Fund relative to the MSCI ACWI Index (net) over the 1-year period came primarily from security selection, although sector allocation also detracted value.

•
Security selection in the information technology and consumer discretionary sectors detracted the most. On the other hand, security selection in the healthcare and  financials sectors added the most. Exposure to Lennar, Microchip Technology and Samsung Electronics negatively contributed to relative returns. Meanwhile, MonotaRO, DBS Group and Sony were the top contributors to relative performance for the year.

•
Key holdings in the technology sector (notably, Microchip Technology and Adobe, mentioned above) significantly lagged related peers that were more aligned with the first wave of artificial intelligence (AI) spending in the economy. These “first wave” AI companies include large weights in the Index such as Apple,  NVIDIA, Amazon, Meta, Broadcom and Tesla—all of which were not owned by the Fund over the period and detracted from excess returns. The goods and services provided by Microchip and Adobe (i.e., microcontrollers and software providers) have the potential to be beneficiaries of AI spending in the years to come.

•
From a sector allocation standpoint, an overweight position in the materials sector and an underweight position in the communication services sectors detracted from relative performance. An underweight exposure to the information technology sector and an overweight position to the  financials sector added value.

•
Regionally, security selection in North America negatively contributed to relative return, while security selection in Japan added to relative return. A significant overweight allocation to  Japen proved to be detrimental to performance but was partially offset by the Fund’s underweight exposure to North America.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle/Saul Global Equity Fund	PAGE 1	TSR-AR-04045F261

CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/16/2024)
Class I (without sales charge)	-1.50	4.74
MSCI ACWI Net Total Return Index (USD)	7.15	14.06
MSCI THE WORLD INDEX Net (USD)	7.04	14.20
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$31,070,164
Number of Holdings	48
Net Advisory Fee	$250,608
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Microsoft Corp.	4.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.9%
Lennar Corp.	3.6%
MonotaRO Co. Ltd.	3.3%
Sony Group Corp.	3.2%
DBS Group Holdings Ltd.	3.1%
Martin Marietta Materials, Inc.	3.1%
Cameco Corp.	2.8%
Amgen, Inc.	2.7%
TotalEnergies SE	2.7%
Sector Breakdown (%)**

Top Ten Countries	(%)
United States	40.0%
Japan	18.6%
Germany	9.3%
Canada	5.1%
France	4.2%
Switzerland	3.7%
Ireland	3.1%
United Kingdom	3.1%
Singapore	3.1%
Cash & Other	9.8%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Investment Objective or Goals:
The Fund changed its Investment Goal to seek to maximize long-term capital appreciation, removing the reference to also seeking income.
Aristotle/Saul Global Equity Fund	PAGE 2	TSR-AR-04045F261

Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, a Management Fee waiver was implemented to limit Total Annual Fund Operating Expenses to 0.78%. Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.70% to 0.60% and the Supervision and Administration Fee for Class I has been increased from 0.08% to 0.18%. As a result of these changes, there has been no change to the Fund’s total Management Fee.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Information Technology Sector Risk was added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle/Saul Global Equity Fund	PAGE 3	TSR-AR-04045F261

Aristotle/Saul Global Equity Fund
Class I-2 | AIOOX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle/Saul Global Equity Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$78	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund  underperformed its primary and secondary performance benchmarks, the MSCI ACWI Index (net) and the MSCI World Index (net), respectively. The Fund invests at least 80% of its assets in equity securities that are listed on an exchange or that are otherwise publicly traded in the United States or in a foreign country.

•
The performance explanation is provided relative to the primary benchmark, the  MSCI ACWI Index (net). The underperformance of the Fund relative to the MSCI ACWI Index (net) over the 1-year period came primarily from security selection, although sector allocation also detracted value.

•
Security selection in the information technology and consumer discretionary sectors detracted the most. On the other hand, security selection in the healthcare and  financials sectors added the most. Exposure to Lennar, Microchip Technology and Samsung Electronics negatively contributed to relative returns. Meanwhile, MonotaRO, DBS Group and Sony were the top contributors to relative performance for the year.

•
Key holdings in the technology sector (notably, Microchip Technology and Adobe, mentioned above) significantly lagged related peers that were more aligned with the first wave of artificial intelligence (AI) spending in the economy. These “first wave” AI companies include large weights in the Index such as Apple,  NVIDIA, Amazon, Meta, Broadcom and Tesla—all of which were not owned by the Fund over the period and detracted from excess returns. The goods and services provided by Microchip and Adobe (i.e., microcontrollers and software providers) have the potential to be beneficiaries of AI spending in the years to come.

•
From a sector allocation standpoint, an overweight position in the materials sector and an underweight position in the communication services sectors detracted from relative performance. An underweight exposure to the information technology sector and an overweight position to the  financials sector added value.

•
Regionally, security selection in North America negatively contributed to relative return, while security selection in Japan added to relative return. A significant overweight allocation to  Japen proved to be detrimental to performance but was partially offset by the Fund’s underweight exposure to North America.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle/Saul Global Equity Fund	PAGE 1	TSR-AR-04045F386

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	-1.53	13.27	7.66
MSCI ACWI Net Total Return Index (USD)	7.15	15.18	8.84
MSCI THE WORLD INDEX Net (USD)	7.04	16.13	9.50
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$31,070,164
Number of Holdings	48
Net Advisory Fee	$250,608
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Microsoft Corp.	4.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.9%
Lennar Corp.	3.6%
MonotaRO Co. Ltd.	3.3%
Sony Group Corp.	3.2%
DBS Group Holdings Ltd.	3.1%
Martin Marietta Materials, Inc.	3.1%
Cameco Corp.	2.8%
Amgen, Inc.	2.7%
TotalEnergies SE	2.7%
Sector Breakdown (%)**

Top Ten Countries	(%)
United States	40.0%
Japan	18.6%
Germany	9.3%
Canada	5.1%
France	4.2%
Switzerland	3.7%
Ireland	3.1%
United Kingdom	3.1%
Singapore	3.1%
Cash & Other	9.8%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Investment Objective or Goals:
The Fund changed its Investment Goal to seek to maximize long-term capital appreciation, removing the reference to also seeking income.
Aristotle/Saul Global Equity Fund	PAGE 2	TSR-AR-04045F386

Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.70% to 0.60% and the Supervision and Administration Fee for Class I-2 has been increased from 0.08% to 0.18%. As a result of these changes, there has been no change to the Fund’s total Management Fee.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Information Technology Sector Risk was added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle/Saul Global Equity Fund	PAGE 3	TSR-AR-04045F386

Aristotle Value Equity Fund
Class A | ARAQX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Value Equity Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund underperformed its primary and secondary performance benchmarks, the Russell 1000 Value Index and the S&P 500 Index, respectively. The Fund invests at least 80% of its assets in equity securities.

•
The performance explanation is provided relative to the primary benchmark, the Russell 1000 Value Index. The underperformance of the Fund relative to the Russell 1000 Value Index over the 1-year period came from both security selection and sector allocation.

•
Security selection in the information technology and financials sectors detracted the most from relative performance. On the other hand, security selection in the utilities and energy sectors added the most value.

•
Exposure to Microchip Technology, Lennar and Adobe negatively contributed to relative returns. Meanwhile, Sony, Atmos Energy and Mitsubishi UFJ Financial Group were the top contributors to relative performance for the year.

•
Key holdings in the technology sector (notably, Microchip Technology and Adobe, mentioned above) lagged related peers that were more aligned with the “first wave” of artificial intelligence (AI) spending in the economy.

•
From a sector allocation standpoint, an overweight position in the materials and information technology sectors detracted from relative performance. An underweight exposure to the healthcare sector and an overweight position in the utilities sector added value.

•
During the 12-month period, some companies in the Russell 1000 Value Index (top holdings at significant percentages and not owned by the Fund due to valuations) meaningfully outperformed the market, representing a key area of detraction from excess return. Top detractors not owned included Berkshire Hathaway, Walmart and JPMorgan.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Value Equity Fund	PAGE 1	TSR-AR-04045F352

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/28/2023)
Class A (without sales charge)	0.28	5.92
Class A (with sales charge)	-4.02	2.35
S&P 500 TR	8.25	15.10
Russell 1000 Value Total Return Index	7.18	12.87
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$562,116,132
Number of Holdings	44
Net Advisory Fee	$3,606,610
Portfolio Turnover Rate	13%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Parker-Hannifin Corp.	4.4%
Ameriprise Financial, Inc.	3.6%
Microsoft Corp.	3.4%
Corteva, Inc.	3.3%
Capital One Financial Corp.	3.2%
Sony Group Corp.	2.9%
ANSYS, Inc.	2.8%
Atmos Energy Corp.	2.7%
Amgen, Inc.	2.6%
Lennar Corp.	2.6%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.60% to 0.55% and the Supervision and Administration Fee for Class A has been increased from 0.09% to 0.14%. As a result of these changes, there has been no change to the Fund’s total Management Fee.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Information Technology Sector Risk and Sector Focus Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Value Equity Fund	PAGE 2	TSR-AR-04045F352

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Value Equity Fund	PAGE 3	TSR-AR-04045F352

Aristotle Value Equity Fund
Class I | ARIQX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Value Equity Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	0.69%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund underperformed its primary and secondary performance benchmarks, the Russell 1000 Value Index and the S&P 500 Index, respectively. The Fund invests at least 80% of its assets in equity securities.

•
The performance explanation is provided relative to the primary benchmark, the Russell 1000 Value Index. The underperformance of the Fund relative to the Russell 1000 Value Index over the 1-year period came from both security selection and sector allocation.

•
Security selection in the information technology and financials sectors detracted the most from relative performance. On the other hand, security selection in the utilities and energy sectors added the most value.

•
Exposure to Microchip Technology, Lennar and Adobe negatively contributed to relative returns. Meanwhile, Sony, Atmos Energy and Mitsubishi UFJ Financial Group were the top contributors to relative performance for the year.

•
Key holdings in the technology sector (notably, Microchip Technology and Adobe, mentioned above) lagged related peers that were more aligned with the “first wave” of artificial intelligence (AI) spending in the economy.

•
From a sector allocation standpoint, an overweight position in the materials and information technology sectors detracted from relative performance. An underweight exposure to the healthcare sector and an overweight position in the utilities sector added value.

•
During the 12-month period, some companies in the Russell 1000 Value Index (top holdings at significant percentages and not owned by the Fund due to valuations) meaningfully outperformed the market, representing a key area of detraction from excess return. Top detractors not owned included Berkshire Hathaway, Walmart and JPMorgan.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
Aristotle Value Equity Fund	PAGE 1	TSR-AR-04045F279

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/26/2023)
Class I (without sales charge)	0.58	6.47
S&P 500 TR	8.25	15.21
Russell 1000 Value Total Return Index	7.18	13.07
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$562,116,132
Number of Holdings	44
Net Advisory Fee	$3,606,610
Portfolio Turnover Rate	13%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Parker-Hannifin Corp.	4.4%
Ameriprise Financial, Inc.	3.6%
Microsoft Corp.	3.4%
Corteva, Inc.	3.3%
Capital One Financial Corp.	3.2%
Sony Group Corp.	2.9%
ANSYS, Inc.	2.8%
Atmos Energy Corp.	2.7%
Amgen, Inc.	2.6%
Lennar Corp.	2.6%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, a Management Fee waiver was implemented to limit Total Annual Fund Operating Expenses to 0.69%. Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.60% to 0.55% and the Supervision and Administration Fee for Class I has been increased from 0.09% to 0.14%. As a result of these changes, there has been no change to the Fund’s total Management Fee.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Information Technology Sector Risk and Sector Focus Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Value Equity Fund	PAGE 2	TSR-AR-04045F279

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Value Equity Fund	PAGE 3	TSR-AR-04045F279

Aristotle Value Equity Fund
Class I-2 | AIQQX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Value Equity Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$69	0.69%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund underperformed its primary and secondary performance benchmarks, the Russell 1000 Value Index and the S&P 500 Index, respectively. The Fund invests at least 80% of its assets in equity securities.

•
The performance explanation is provided relative to the primary benchmark, the Russell 1000 Value Index. The underperformance of the Fund relative to the Russell 1000 Value Index over the 1-year period came from both security selection and sector allocation.

•
Security selection in the information technology and financials sectors detracted the most from relative performance. On the other hand, security selection in the utilities and energy sectors added the most value.

•
Exposure to Microchip Technology, Lennar and Adobe negatively contributed to relative returns. Meanwhile, Sony, Atmos Energy and Mitsubishi UFJ Financial Group were the top contributors to relative performance for the year.

•
Key holdings in the technology sector (notably, Microchip Technology and Adobe, mentioned above) lagged related peers that were more aligned with the “first wave” of artificial intelligence (AI) spending in the economy.

•
From a sector allocation standpoint, an overweight position in the materials and information technology sectors detracted from relative performance. An underweight exposure to the healthcare sector and an overweight position in the utilities sector added value.

•
During the 12-month period, some companies in the Russell 1000 Value Index (top holdings at significant percentages and not owned by the Fund due to valuations) meaningfully outperformed the market, representing a key area of detraction from excess return. Top detractors not owned included Berkshire Hathaway, Walmart and JPMorgan.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Value Equity Fund	PAGE 1	TSR-AR-04045F345

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/31/2016)
Class I-2 (without sales charge)	0.61	15.58	10.76
S&P 500 TR	8.25	18.59	13.66
Russell 1000 Value Total Return Index	7.18	16.15	9.48
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$562,116,132
Number of Holdings	44
Net Advisory Fee	$3,606,610
Portfolio Turnover Rate	13%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Parker-Hannifin Corp.	4.4%
Ameriprise Financial, Inc.	3.6%
Microsoft Corp.	3.4%
Corteva, Inc.	3.3%
Capital One Financial Corp.	3.2%
Sony Group Corp.	2.9%
ANSYS, Inc.	2.8%
Atmos Energy Corp.	2.7%
Amgen, Inc.	2.6%
Lennar Corp.	2.6%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.60% to 0.55% and the Supervision and Administration Fee for Class I-2 has been increased from 0.09% to 0.14%. As a result of these changes, there has been no change to the Fund’s total Management Fee.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Information Technology Sector Risk and Sector Focus Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Value Equity Fund	PAGE 2	TSR-AR-04045F345

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Value Equity Fund	PAGE 3	TSR-AR-04045F345

Aristotle Value Equity Fund
Class R6 | ARRQX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Value Equity Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$61	0.61%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund underperformed its primary and secondary performance benchmarks, the Russell 1000 Value Index and the S&P 500 Index, respectively. The Fund invests at least 80% of its assets in equity securities.

•
The performance explanation is provided relative to the primary benchmark, the Russell 1000 Value Index. The underperformance of the Fund relative to the Russell 1000 Value Index over the 1-year period came from both security selection and sector allocation.

•
Security selection in the information technology and financials sectors detracted the most from relative performance. On the other hand, security selection in the utilities and energy sectors added the most value.

•
Exposure to Microchip Technology, Lennar and Adobe negatively contributed to relative returns. Meanwhile, Sony, Atmos Energy and Mitsubishi UFJ Financial Group were the top contributors to relative performance for the year.

•
Key holdings in the technology sector (notably, Microchip Technology and Adobe, mentioned above) lagged related peers that were more aligned with the “first wave” of artificial intelligence (AI) spending in the economy.

•
From a sector allocation standpoint, an overweight position in the materials and information technology sectors detracted from relative performance. An underweight exposure to the healthcare sector and an overweight position in the utilities sector added value.

•
During the 12-month period, some companies in the Russell 1000 Value Index (top holdings at significant percentages and not owned by the Fund due to valuations) meaningfully outperformed the market, representing a key area of detraction from excess return. Top detractors not owned included Berkshire Hathaway, Walmart and JPMorgan.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Aristotle Value Equity Fund	PAGE 1	TSR-AR-04045F253

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/29/2024)
Class R6 (without sales charge)	0.71	5.78
S&P 500 TR	8.25	13.32
Russell 1000 Value Total Return Index	7.18	13.34
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$562,116,132
Number of Holdings	44
Net Advisory Fee	$3,606,610
Portfolio Turnover Rate	13%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Parker-Hannifin Corp.	4.4%
Ameriprise Financial, Inc.	3.6%
Microsoft Corp.	3.4%
Corteva, Inc.	3.3%
Capital One Financial Corp.	3.2%
Sony Group Corp.	2.9%
ANSYS, Inc.	2.8%
Atmos Energy Corp.	2.7%
Amgen, Inc.	2.6%
Lennar Corp.	2.6%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective April 1, 2024, a Management Fee waiver was implemented to limit Total Annual Fund Operating Expenses to 0.61%. Effective April 1, 2024, the Fund’s Advisory Fee was reduced from 0.60% to 0.55% and the Supervision and Administration Fee for Class R6 has been increased from 0.01% to 0.06%. As a result of these changes, there has been no change to the Fund’s total Management Fee.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Information Technology Sector Risk and Sector Focus Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Value Equity Fund	PAGE 2	TSR-AR-04045F253

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Value Equity Fund	PAGE 3	TSR-AR-04045F253

Aristotle Portfolio Optimization Aggressive Growth Fund
Class A | POEAX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Portfolio Optimization Aggressive Growth Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund underperformed the Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated  ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2025, both equity and fixed income markets ended in positive territory, with equities pulling back in the first quarter of 2025.

•	The U.S. equity markets peaked after the U.S. presidential election prior to pulling back in the first quarter among uncertainty in trade and tariff discussions.

•	International equity performed well with the uncertainty in the U.S. market.

•	Fixed income had a strong start to 2025 and remained up for the 1-year period.

•	The Fund is positioned to be overweight U.S. equity with a slight underweight to international equity and fixed income.

•
Top contributors from our asset allocation during came from an overweight to foreign large-cap value, and an foreign small/mid-cap blend. While detractors came from the overweight to mid-cap growth and an underweight to intermediate-term bond.

•	Top contributors within manager research was an outperformance from foreign large-cap growth and emerging market equity. While detractions came from U.S. large-cap growth and foreign large-cap value.

1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark is 69% S&P 500, 26% MSCI EAFE, and 5% Bloomberg US Aggregate Bond Indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Portfolio Optimization Aggressive Growth Fund	PAGE 1	TSR-AR-04045F840

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	4.66	13.23	7.45
Class A (with sales charge)	-1.11	11.96	6.84
S&P 500 TR	8.25	18.59	12.50
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark	7.35	15.91	10.16
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$254,529,693
Number of Holdings	15
Net Advisory Fee	$544,589
Portfolio Turnover Rate	69%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	22.9%
Aristotle Growth Equity Fund	16.8%
iShares Russell 1000 Value ETF	13.8%
Aristotle International Equity Fund	10.9%
iShares Russell 2000 Value ETF	6.5%
iShares Russell Mid-Cap Growth ETF	6.5%
iShares Russell Mid-Cap Value ETF	4.6%
iShares MSCI EAFE Value ETF	3.5%
iShares Russell 2000 Growth ETF	3.4%
iShares Core U.S. REIT ETF	3.1%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to reflect that the Fund’s investment in unaffiliated exchange-traded funds may include passively managed funds that seek to track the performance of a benchmark index.
Aristotle Portfolio Optimization Aggressive Growth Fund	PAGE 2	TSR-AR-04045F840

Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, the description of Asset Allocation Fund of Funds Risk was revised and in the Principal Risks from Holdings In Underlying Funds, Debt Securities Risk, Leverage Risk, Credit Risk, Interest Rate Risk, Mortgage-Related and Other Asset-Backed Securities Risk, U.S. Government Securities Risk, Financial Sector Risk and Liquidity Risk were removed, and Information Technology Sector Risk, Non-Diversification Risk, REIT Investment Risk, Geographic Risk Related to Europe and Sector Focus Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Aggressive Growth Fund	PAGE 3	TSR-AR-04045F840

Aristotle Portfolio Optimization Aggressive Growth Fund
Class C | POCEX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Portfolio Optimization Aggressive Growth Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$148	1.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund underperformed the Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated  ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2025, both equity and fixed income markets ended in positive territory, with equities pulling back in the first quarter of 2025.

•	The U.S. equity markets peaked after the U.S. presidential election prior to pulling back in the first quarter among uncertainty in trade and tariff discussions.

•	International equity performed well with the uncertainty in the U.S. market.

•	Fixed income had a strong start to 2025 and remained up for the 1-year period.

•	The Fund is positioned to be overweight U.S. equity with a slight underweight to international equity and fixed income.

•
Top contributors from our asset allocation during came from an overweight to foreign large-cap value, and an foreign small/mid-cap blend. While detractors came from the overweight to mid-cap growth and an underweight to intermediate-term bond.

•	Top contributors within manager research was an outperformance from foreign large-cap growth and emerging market equity. While detractions came from U.S. large-cap growth and foreign large-cap value.

1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark is 69% S&P 500, 26% MSCI EAFE, and 5% Bloomberg US Aggregate Bond Indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Portfolio Optimization Aggressive Growth Fund	PAGE 1	TSR-AR-04045F832

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	3.89	12.39	6.65
Class C (with sales charge)	2.89	12.39	6.65
S&P 500 TR	8.25	18.59	12.50
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark	7.35	15.91	10.16
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$254,529,693
Number of Holdings	15
Net Advisory Fee	$544,589
Portfolio Turnover Rate	69%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	22.9%
Aristotle Growth Equity Fund	16.8%
iShares Russell 1000 Value ETF	13.8%
Aristotle International Equity Fund	10.9%
iShares Russell 2000 Value ETF	6.5%
iShares Russell Mid-Cap Growth ETF	6.5%
iShares Russell Mid-Cap Value ETF	4.6%
iShares MSCI EAFE Value ETF	3.5%
iShares Russell 2000 Growth ETF	3.4%
iShares Core U.S. REIT ETF	3.1%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to reflect that the Fund’s investment in unaffiliated exchange-traded funds may include passively managed funds that seek to track the performance of a benchmark index.
Aristotle Portfolio Optimization Aggressive Growth Fund	PAGE 2	TSR-AR-04045F832

Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, the description of Asset Allocation Fund of Funds Risk was revised and in the Principal Risks from Holdings In Underlying Funds, Debt Securities Risk, Leverage Risk, Credit Risk, Interest Rate Risk, Mortgage-Related and Other Asset-Backed Securities Risk, U.S. Government Securities Risk, Financial Sector Risk and Liquidity Risk were removed, and Information Technology Sector Risk, Non-Diversification Risk, REIT Investment Risk, Geographic Risk Related to Europe and Sector Focus Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Aggressive Growth Fund	PAGE 3	TSR-AR-04045F832

Aristotle Portfolio Optimization Aggressive Growth Fund
Class I-2 | POEDX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Portfolio Optimization Aggressive Growth Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$46	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund underperformed the Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated  ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2025, both equity and fixed income markets ended in positive territory, with equities pulling back in the first quarter of 2025.

•	The U.S. equity markets peaked after the U.S. presidential election prior to pulling back in the first quarter among uncertainty in trade and tariff discussions.

•	International equity performed well with the uncertainty in the U.S. market.

•	Fixed income had a strong start to 2025 and remained up for the 1-year period.

•	The Fund is positioned to be overweight U.S. equity with a slight underweight to international equity and fixed income.

•
Top contributors from our asset allocation during came from an overweight to foreign large-cap value, and an foreign small/mid-cap blend. While detractors came from the overweight to mid-cap growth and an underweight to intermediate-term bond.

•	Top contributors within manager research was an outperformance from foreign large-cap growth and emerging market equity. While detractions came from U.S. large-cap growth and foreign large-cap value.

1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark is 69% S&P 500, 26% MSCI EAFE, and 5% Bloomberg US Aggregate Bond Indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Portfolio Optimization Aggressive Growth Fund	PAGE 1	TSR-AR-04045F824

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	4.81	13.49	7.71
S&P 500 TR	8.25	18.59	12.50
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark	7.35	15.91	10.16
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$254,529,693
Number of Holdings	15
Net Advisory Fee	$544,589
Portfolio Turnover Rate	69%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	22.9%
Aristotle Growth Equity Fund	16.8%
iShares Russell 1000 Value ETF	13.8%
Aristotle International Equity Fund	10.9%
iShares Russell 2000 Value ETF	6.5%
iShares Russell Mid-Cap Growth ETF	6.5%
iShares Russell Mid-Cap Value ETF	4.6%
iShares MSCI EAFE Value ETF	3.5%
iShares Russell 2000 Growth ETF	3.4%
iShares Core U.S. REIT ETF	3.1%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to reflect that the Fund’s investment in unaffiliated exchange-traded funds may include passively managed funds that seek to track the performance of a benchmark index.
Aristotle Portfolio Optimization Aggressive Growth Fund	PAGE 2	TSR-AR-04045F824

Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, the description of Asset Allocation Fund of Funds Risk was revised and in the Principal Risks from Holdings In Underlying Funds, Debt Securities Risk, Leverage Risk, Credit Risk, Interest Rate Risk, Mortgage-Related and Other Asset-Backed Securities Risk, U.S. Government Securities Risk, Financial Sector Risk and Liquidity Risk were removed, and Information Technology Sector Risk, Non-Diversification Risk, REIT Investment Risk, Geographic Risk Related to Europe and Sector Focus Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Aggressive Growth Fund	PAGE 3	TSR-AR-04045F824

Aristotle Portfolio Optimization Conservative Fund
Class A | POAAX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Portfolio Optimization Conservative Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund  underperformed the Aristotle Portfolio Optimization Conservative Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated  ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2025, both equity and fixed markets ended in positive territory, with equities pulling back in the first quarter of 2025.

•	The U.S. equity markets peaked after the U.S. presidential election prior to pulling back in the first quarter among uncertainty in trade and tariff discussions.

•	International equity performed well with the uncertainty in the U.S. market.

•	Fixed income had a strong start to 2025 and remained up for the 1-year period.

•	The Fund is positioned to be overweight US equity with a slight underweight to international equity and fixed income.

•
Top contributors from asset allocation came from an overweight to foreign large value, and an underweight to small growth. While detractors came from the overweight to small-cap value and mid-cap growth.

•	Top contributors within manager research was an outperformance from foreign large-cap growth and emerging market bonds. While detractions came from U.S. large-cap growth and foreign large-cap value.

1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Conservative Composite Benchmark is 71% Bloomberg US Aggregate Bond, 17% S&P 500, 7% ICE BofA U.S. 3-Month T-Bill, and 5% MSCI EAFE Indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Portfolio Optimization Conservative Fund	PAGE 1	TSR-AR-04045F105

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	4.98	4.43	3.12
Class A (with sales charge)	-0.78	3.26	2.54
S&P 500 TR	8.25	18.59	12.50
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Aristotle Portfolio Optimization Conservative Composite Benchmark	5.55	3.61	3.68
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$127,994,789
Number of Holdings	15
Net Advisory Fee	$274,091
Portfolio Turnover Rate	53%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Aristotle Core Income Fund	40.0%
Aristotle Short Duration Income Fund	10.5%
Aristotle Core Bond Fund	8.1%
Aristotle High Yield Bond Fund	6.5%
Aristotle Core Equity Fund	6.2%
iShares Russell 1000 Value ETF	5.9%
Aristotle Growth Equity Fund	4.7%
iShares TIPS Bond ETF	3.6%
Aristotle Floating Rate Income Fund	3.5%
iShares MSCI EAFE Value ETF	3.5%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to reflect that the Fund’s investment in unaffiliated exchange-traded funds may include passively managed funds that seek to track the performance of a benchmark index.
Aristotle Portfolio Optimization Conservative Fund	PAGE 2	TSR-AR-04045F105

Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, the description of Asset Allocation Fund of Funds Risk and Conflicts of Interest Risk were revised and in the Principal Risks from Holdings In Underlying Funds, Leverage Risk, Convertible Securities Risk, Geographic Focus Risk, Growth Companies Risk, Inflation-Indexed Debt Securities Risk, REIT Investment Risk and Sector Focus Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Conservative Fund	PAGE 3	TSR-AR-04045F105

Aristotle Portfolio Optimization Conservative Fund
Class C | POACX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Portfolio Optimization Conservative Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$148	1.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund  underperformed the Aristotle Portfolio Optimization Conservative Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated  ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2025, both equity and fixed markets ended in positive territory, with equities pulling back in the first quarter of 2025.

•	The U.S. equity markets peaked after the U.S. presidential election prior to pulling back in the first quarter among uncertainty in trade and tariff discussions.

•	International equity performed well with the uncertainty in the U.S. market.

•	Fixed income had a strong start to 2025 and remained up for the 1-year period.

•	The Fund is positioned to be overweight US equity with a slight underweight to international equity and fixed income.

•
Top contributors from asset allocation came from an overweight to foreign large value, and an underweight to small growth. While detractors came from the overweight to small-cap value and mid-cap growth.

•	Top contributors within manager research was an outperformance from foreign large-cap growth and emerging market bonds. While detractions came from U.S. large-cap growth and foreign large-cap value.

1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Conservative Composite Benchmark is 71% Bloomberg US Aggregate Bond, 17% S&P 500, 7% ICE BofA U.S. 3-Month T-Bill, and 5% MSCI EAFE Indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Portfolio Optimization Conservative Fund	PAGE 1	TSR-AR-04045F204

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	4.15	3.62	2.33
Class C (with sales charge)	3.15	3.62	2.33
S&P 500 TR	8.25	18.59	12.50
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Aristotle Portfolio Optimization Conservative Composite Benchmark	5.55	3.61	3.68
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$127,994,789
Number of Holdings	15
Net Advisory Fee	$274,091
Portfolio Turnover Rate	53%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Aristotle Core Income Fund	40.0%
Aristotle Short Duration Income Fund	10.5%
Aristotle Core Bond Fund	8.1%
Aristotle High Yield Bond Fund	6.5%
Aristotle Core Equity Fund	6.2%
iShares Russell 1000 Value ETF	5.9%
Aristotle Growth Equity Fund	4.7%
iShares TIPS Bond ETF	3.6%
Aristotle Floating Rate Income Fund	3.5%
iShares MSCI EAFE Value ETF	3.5%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to reflect that the Fund’s investment in unaffiliated exchange-traded funds may include passively managed funds that seek to track the performance of a benchmark index.
Aristotle Portfolio Optimization Conservative Fund	PAGE 2	TSR-AR-04045F204

Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, the description of Asset Allocation Fund of Funds Risk and Conflicts of Interest Risk were revised and in the Principal Risks from Holdings In Underlying Funds, Leverage Risk, Convertible Securities Risk, Geographic Focus Risk, Growth Companies Risk, Inflation-Indexed Debt Securities Risk, REIT Investment Risk and Sector Focus Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Conservative Fund	PAGE 3	TSR-AR-04045F204

Aristotle Portfolio Optimization Conservative Fund
Class I-2 | PLCDX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Portfolio Optimization Conservative Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$46	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund  underperformed the Aristotle Portfolio Optimization Conservative Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated  ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2025, both equity and fixed markets ended in positive territory, with equities pulling back in the first quarter of 2025.

•	The U.S. equity markets peaked after the U.S. presidential election prior to pulling back in the first quarter among uncertainty in trade and tariff discussions.

•	International equity performed well with the uncertainty in the U.S. market.

•	Fixed income had a strong start to 2025 and remained up for the 1-year period.

•	The Fund is positioned to be overweight US equity with a slight underweight to international equity and fixed income.

•
Top contributors from asset allocation came from an overweight to foreign large value, and an underweight to small growth. While detractors came from the overweight to small-cap value and mid-cap growth.

•	Top contributors within manager research was an outperformance from foreign large-cap growth and emerging market bonds. While detractions came from U.S. large-cap growth and foreign large-cap value.

1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Conservative Composite Benchmark is 71% Bloomberg US Aggregate Bond, 17% S&P 500, 7% ICE BofA U.S. 3-Month T-Bill, and 5% MSCI EAFE Indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Portfolio Optimization Conservative Fund	PAGE 1	TSR-AR-04045F303

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	5.20	4.68	3.38
S&P 500 TR	8.25	18.59	12.50
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Aristotle Portfolio Optimization Conservative Composite Benchmark	5.55	3.61	3.68
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$127,994,789
Number of Holdings	15
Net Advisory Fee	$274,091
Portfolio Turnover Rate	53%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Aristotle Core Income Fund	40.0%
Aristotle Short Duration Income Fund	10.5%
Aristotle Core Bond Fund	8.1%
Aristotle High Yield Bond Fund	6.5%
Aristotle Core Equity Fund	6.2%
iShares Russell 1000 Value ETF	5.9%
Aristotle Growth Equity Fund	4.7%
iShares TIPS Bond ETF	3.6%
Aristotle Floating Rate Income Fund	3.5%
iShares MSCI EAFE Value ETF	3.5%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to reflect that the Fund’s investment in unaffiliated exchange-traded funds may include passively managed funds that seek to track the performance of a benchmark index.
Aristotle Portfolio Optimization Conservative Fund	PAGE 2	TSR-AR-04045F303

Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, the description of Asset Allocation Fund of Funds Risk and Conflicts of Interest Risk were revised and in the Principal Risks from Holdings In Underlying Funds, Leverage Risk, Convertible Securities Risk, Geographic Focus Risk, Growth Companies Risk, Inflation-Indexed Debt Securities Risk, REIT Investment Risk and Sector Focus Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Conservative Fund	PAGE 3	TSR-AR-04045F303

Aristotle Portfolio Optimization Growth Fund
Class A | PODAX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Portfolio Optimization Growth Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund underperformed the Aristotle Portfolio Optimization Growth Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2025, both equity and fixed income markets ended in positive territory, with equities pulling back in the first quarter of 2025.

•	The U.S. equity markets peaked after the U.S. presidential election prior to pulling back in the first quarter among uncertainty in trade and tariff discussions.

•	International equity performed well with the uncertainty in the U.S. market.

•	Fixed income had a strong start to 2025 and remained up for the 1-year period.

•	The Fund is positioned to be overweight U.S. equity with a slight underweight to international equity and fixed income.

•
Top contributors from asset allocation came from an overweight to foreign large-cap value, and an underweight to short-term bond. While detractors came from the overweight to small-cap value and emerging market equity.

Top contributors within manager research was an outperformance from foreign large-cap growth and emerging market equity. While detractions came from U.S. large-cap growth and foreign large-cap value.

1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Growth Composite Benchmark is 58% S&P 500, 23% Bloomberg US Aggregate Bond, and 19% MSCI EAFE Indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Portfolio Optimization Growth Fund	PAGE 1	TSR-AR-04045F873

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	4.74	11.34	6.52
Class A (with sales charge)	-0.98	10.09	5.92
S&P 500 TR	8.25	18.59	12.50
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Aristotle Portfolio Optimization Growth Composite Benchmark	6.99	12.90	8.75
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$600,093,310
Number of Holdings	18
Net Advisory Fee	$1,302,976
Portfolio Turnover Rate	65%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	19.1%
iShares Russell 1000 Value ETF	15.7%
Aristotle Growth Equity Fund	14.6%
Aristotle International Equity Fund	9.9%
Aristotle Core Income Fund	9.6%
iShares Russell 2000 Value ETF	5.5%
iShares Russell Mid-Cap Growth ETF	4.5%
iShares Russell Mid-Cap Value ETF	4.1%
Aristotle High Yield Bond Fund	4.0%
iShares MSCI EAFE Value ETF	3.5%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to reflect that the Fund’s investment in unaffiliated exchange-traded funds may include passively managed funds that seek to track the performance of a benchmark index.
Aristotle Portfolio Optimization Growth Fund	PAGE 2	TSR-AR-04045F873

Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, the description of Asset Allocation Fund of Funds Risk and Conflicts of Interest Risk were revised and in the Principal Risks from Holdings In Underlying Funds, Leverage Risk, Financial Sector Risk, Information Technology Sector Risk, REIT Investment Risk, Non-Diversification Risk, Floating Rate Loan Risk, Geographic Risk Related to Europe and Sector Focus Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Growth Fund	PAGE 3	TSR-AR-04045F873

Aristotle Portfolio Optimization Growth Fund
Class C | PODCX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Portfolio Optimization Growth Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$148	1.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund underperformed the Aristotle Portfolio Optimization Growth Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2025, both equity and fixed income markets ended in positive territory, with equities pulling back in the first quarter of 2025.

•	The U.S. equity markets peaked after the U.S. presidential election prior to pulling back in the first quarter among uncertainty in trade and tariff discussions.

•	International equity performed well with the uncertainty in the U.S. market.

•	Fixed income had a strong start to 2025 and remained up for the 1-year period.

•	The Fund is positioned to be overweight U.S. equity with a slight underweight to international equity and fixed income.

•
Top contributors from asset allocation came from an overweight to foreign large-cap value, and an underweight to short-term bond. While detractors came from the overweight to small-cap value and emerging market equity.

Top contributors within manager research was an outperformance from foreign large-cap growth and emerging market equity. While detractions came from U.S. large-cap growth and foreign large-cap value.

1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Growth Composite Benchmark is 58% S&P 500, 23% Bloomberg US Aggregate Bond, and 19% MSCI EAFE Indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Portfolio Optimization Growth Fund	PAGE 1	TSR-AR-04045F865

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	3.98	10.50	5.73
Class C (with sales charge)	2.98	10.50	5.73
S&P 500 TR	8.25	18.59	12.50
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Aristotle Portfolio Optimization Growth Composite Benchmark	6.99	12.90	8.75
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$600,093,310
Number of Holdings	18
Net Advisory Fee	$1,302,976
Portfolio Turnover Rate	65%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	19.1%
iShares Russell 1000 Value ETF	15.7%
Aristotle Growth Equity Fund	14.6%
Aristotle International Equity Fund	9.9%
Aristotle Core Income Fund	9.6%
iShares Russell 2000 Value ETF	5.5%
iShares Russell Mid-Cap Growth ETF	4.5%
iShares Russell Mid-Cap Value ETF	4.1%
Aristotle High Yield Bond Fund	4.0%
iShares MSCI EAFE Value ETF	3.5%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to reflect that the Fund’s investment in unaffiliated exchange-traded funds may include passively managed funds that seek to track the performance of a benchmark index.
Aristotle Portfolio Optimization Growth Fund	PAGE 2	TSR-AR-04045F865

Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, the description of Asset Allocation Fund of Funds Risk and Conflicts of Interest Risk were revised and in the Principal Risks from Holdings In Underlying Funds, Leverage Risk, Financial Sector Risk, Information Technology Sector Risk, REIT Investment Risk, Non-Diversification Risk, Floating Rate Loan Risk, Geographic Risk Related to Europe and Sector Focus Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Growth Fund	PAGE 3	TSR-AR-04045F865

Aristotle Portfolio Optimization Growth Fund
Class I-2 | PMADX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Portfolio Optimization Growth Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$46	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund underperformed the Aristotle Portfolio Optimization Growth Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2025, both equity and fixed income markets ended in positive territory, with equities pulling back in the first quarter of 2025.

•	The U.S. equity markets peaked after the U.S. presidential election prior to pulling back in the first quarter among uncertainty in trade and tariff discussions.

•	International equity performed well with the uncertainty in the U.S. market.

•	Fixed income had a strong start to 2025 and remained up for the 1-year period.

•	The Fund is positioned to be overweight U.S. equity with a slight underweight to international equity and fixed income.

•
Top contributors from asset allocation came from an overweight to foreign large-cap value, and an underweight to short-term bond. While detractors came from the overweight to small-cap value and emerging market equity.

Top contributors within manager research was an outperformance from foreign large-cap growth and emerging market equity. While detractions came from U.S. large-cap growth and foreign large-cap value.

1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Growth Composite Benchmark is 58% S&P 500, 23% Bloomberg US Aggregate Bond, and 19% MSCI EAFE Indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Portfolio Optimization Growth Fund	PAGE 1	TSR-AR-04045F857

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	4.97	11.62	6.79
S&P 500 TR	8.25	18.59	12.50
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Aristotle Portfolio Optimization Growth Composite Benchmark	6.99	12.90	8.75
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$600,093,310
Number of Holdings	18
Net Advisory Fee	$1,302,976
Portfolio Turnover Rate	65%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	19.1%
iShares Russell 1000 Value ETF	15.7%
Aristotle Growth Equity Fund	14.6%
Aristotle International Equity Fund	9.9%
Aristotle Core Income Fund	9.6%
iShares Russell 2000 Value ETF	5.5%
iShares Russell Mid-Cap Growth ETF	4.5%
iShares Russell Mid-Cap Value ETF	4.1%
Aristotle High Yield Bond Fund	4.0%
iShares MSCI EAFE Value ETF	3.5%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to reflect that the Fund’s investment in unaffiliated exchange-traded funds may include passively managed funds that seek to track the performance of a benchmark index.
Aristotle Portfolio Optimization Growth Fund	PAGE 2	TSR-AR-04045F857

Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, the description of Asset Allocation Fund of Funds Risk and Conflicts of Interest Risk were revised and in the Principal Risks from Holdings In Underlying Funds, Leverage Risk, Financial Sector Risk, Information Technology Sector Risk, REIT Investment Risk, Non-Diversification Risk, Floating Rate Loan Risk, Geographic Risk Related to Europe and Sector Focus Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Growth Fund	PAGE 3	TSR-AR-04045F857

Aristotle Portfolio Optimization Moderate Conservative Fund
Class A | POBAX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Conservative Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund underperformed the Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated  ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2025, both equity and fixed income markets ended in positive territory, with equities pulling back in the first quarter of 2025.

•	The U.S. equity markets peaked after the U.S. presidential election prior to pulling back in the first quarter among uncertainty in trade and tariff discussions.

•	International equity performed well with the uncertainty in the U.S. market.

•	Fixed income had a strong start to 2025 and remained up for the 1-year period.

•	The Fund is positioned to be overweight U.S. equity with a slight underweight to international equity and fixed income.

•
Top contributors from asset allocation came from an overweight to foreign large-cap value, and an underweight to small-cap growth. While detractors came from the overweight to small-cap value and mid-cap growth.

•	Top contributors within manager research was an outperformance from foreign large-cap growth and emerging market equity. While detractions came from U.S. large-cap growth and foreign large-cap value.

1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark is 55% Bloomberg US Aggregate Bond, 30% S&P 500, 10% MSCI EAFE, and 5% ICE BofA U.S. 3-Month T-Bill Indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Portfolio Optimization Moderate Conservative Fund	PAGE 1	TSR-AR-04045F402

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	4.89	6.53	4.17
Class A (with sales charge)	-0.85	5.33	3.59
S&P 500 TR	8.25	18.59	12.50
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark	6.03	6.61	5.35
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$187,000,820
Number of Holdings	19
Net Advisory Fee	$407,511
Portfolio Turnover Rate	55%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Aristotle Core Income Fund	34.1%
iShares Russell 1000 Value ETF	9.5%
Aristotle Core Equity Fund	9.2%
Aristotle Growth Equity Fund	7.2%
Aristotle High Yield Bond Fund	7.0%
Aristotle Short Duration Income Fund	5.0%
Aristotle International Equity Fund	4.9%
iShares Russell Mid-Cap Growth ETF	4.0%
iShares MSCI EAFE Value ETF	3.5%
Aristotle Floating Rate Income Fund	3.0%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to reflect that the Fund’s investment in unaffiliated exchange-traded funds may include passively managed funds that seek to track the performance of a benchmark index.
Aristotle Portfolio Optimization Moderate Conservative Fund	PAGE 2	TSR-AR-04045F402

Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, the description of Asset Allocation Fund of Funds Risk and Conflicts of Interest Risk were revised and in the Principal Risks from Holdings In Underlying Funds, Leverage Risk, Convertible Securities Risk, Inflation-Indexed Debt Securities Risk, REIT Investment Risk, Warrants and Rights Risk and Sector Focus Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Moderate Conservative Fund	PAGE 3	TSR-AR-04045F402

Aristotle Portfolio Optimization Moderate Conservative Fund
Class C | POBCX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Conservative Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$148	1.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund underperformed the Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated  ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2025, both equity and fixed income markets ended in positive territory, with equities pulling back in the first quarter of 2025.

•	The U.S. equity markets peaked after the U.S. presidential election prior to pulling back in the first quarter among uncertainty in trade and tariff discussions.

•	International equity performed well with the uncertainty in the U.S. market.

•	Fixed income had a strong start to 2025 and remained up for the 1-year period.

•	The Fund is positioned to be overweight U.S. equity with a slight underweight to international equity and fixed income.

•
Top contributors from asset allocation came from an overweight to foreign large-cap value, and an underweight to small-cap growth. While detractors came from the overweight to small-cap value and mid-cap growth.

•	Top contributors within manager research was an outperformance from foreign large-cap growth and emerging market equity. While detractions came from U.S. large-cap growth and foreign large-cap value.

1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark is 55% Bloomberg US Aggregate Bond, 30% S&P 500, 10% MSCI EAFE, and 5% ICE BofA U.S. 3-Month T-Bill Indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Portfolio Optimization Moderate Conservative Fund	PAGE 1	TSR-AR-04045F501

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	4.12	5.72	3.39
Class C (with sales charge)	3.12	5.72	3.39
S&P 500 TR	8.25	18.59	12.50
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark	6.03	6.61	5.35
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$187,000,820
Number of Holdings	19
Net Advisory Fee	$407,511
Portfolio Turnover Rate	55%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Aristotle Core Income Fund	34.1%
iShares Russell 1000 Value ETF	9.5%
Aristotle Core Equity Fund	9.2%
Aristotle Growth Equity Fund	7.2%
Aristotle High Yield Bond Fund	7.0%
Aristotle Short Duration Income Fund	5.0%
Aristotle International Equity Fund	4.9%
iShares Russell Mid-Cap Growth ETF	4.0%
iShares MSCI EAFE Value ETF	3.5%
Aristotle Floating Rate Income Fund	3.0%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to reflect that the Fund’s investment in unaffiliated exchange-traded funds may include passively managed funds that seek to track the performance of a benchmark index.
Aristotle Portfolio Optimization Moderate Conservative Fund	PAGE 2	TSR-AR-04045F501

Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, the description of Asset Allocation Fund of Funds Risk and Conflicts of Interest Risk were revised and in the Principal Risks from Holdings In Underlying Funds, Leverage Risk, Convertible Securities Risk, Inflation-Indexed Debt Securities Risk, REIT Investment Risk, Warrants and Rights Risk and Sector Focus Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Moderate Conservative Fund	PAGE 3	TSR-AR-04045F501

Aristotle Portfolio Optimization Moderate Conservative Fund
Class I-2 | PMCDX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Conservative Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$46	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund underperformed the Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated  ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2025, both equity and fixed income markets ended in positive territory, with equities pulling back in the first quarter of 2025.

•	The U.S. equity markets peaked after the U.S. presidential election prior to pulling back in the first quarter among uncertainty in trade and tariff discussions.

•	International equity performed well with the uncertainty in the U.S. market.

•	Fixed income had a strong start to 2025 and remained up for the 1-year period.

•	The Fund is positioned to be overweight U.S. equity with a slight underweight to international equity and fixed income.

•
Top contributors from asset allocation came from an overweight to foreign large-cap value, and an underweight to small-cap growth. While detractors came from the overweight to small-cap value and mid-cap growth.

•	Top contributors within manager research was an outperformance from foreign large-cap growth and emerging market equity. While detractions came from U.S. large-cap growth and foreign large-cap value.

1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark is 55% Bloomberg US Aggregate Bond, 30% S&P 500, 10% MSCI EAFE, and 5% ICE BofA U.S. 3-Month T-Bill Indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Portfolio Optimization Moderate Conservative Fund	PAGE 1	TSR-AR-04045F600

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	5.15	6.79	4.43
S&P 500 TR	8.25	18.59	12.50
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark	6.03	6.61	5.35
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$187,000,820
Number of Holdings	19
Net Advisory Fee	$407,511
Portfolio Turnover Rate	55%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Aristotle Core Income Fund	34.1%
iShares Russell 1000 Value ETF	9.5%
Aristotle Core Equity Fund	9.2%
Aristotle Growth Equity Fund	7.2%
Aristotle High Yield Bond Fund	7.0%
Aristotle Short Duration Income Fund	5.0%
Aristotle International Equity Fund	4.9%
iShares Russell Mid-Cap Growth ETF	4.0%
iShares MSCI EAFE Value ETF	3.5%
Aristotle Floating Rate Income Fund	3.0%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to reflect that the Fund’s investment in unaffiliated exchange-traded funds may include passively managed funds that seek to track the performance of a benchmark index.
Aristotle Portfolio Optimization Moderate Conservative Fund	PAGE 2	TSR-AR-04045F600

Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, the description of Asset Allocation Fund of Funds Risk and Conflicts of Interest Risk were revised and in the Principal Risks from Holdings In Underlying Funds, Leverage Risk, Convertible Securities Risk, Inflation-Indexed Debt Securities Risk, REIT Investment Risk, Warrants and Rights Risk and Sector Focus Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Moderate Conservative Fund	PAGE 3	TSR-AR-04045F600

Aristotle Portfolio Optimization Moderate Fund
Class A | POCAX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund underperformed the Aristotle Portfolio Optimization Moderate Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2025, both equity and fixed income markets ended in positive territory, with equities pulling back in the first quarter of 2025.

•	The U.S. equity markets peaked after the U.S. presidential election prior to pulling back in the first quarter among uncertainty in trade and tariff discussions.

•	International equity performed well with the uncertainty in the U.S. market.

•	Fixed income had a strong start to 2025 and remained up for the 1-year period.

•	The Fund is positioned to be overweight U.S. equity with a slight underweight to international

•
Top contributors from asset allocation came from an overweight to foreign large-cap value, and an underweight to small-cap growth. While detractors came from the overweight to small-cap value and mid-cap growth.

•	Top contributors within manager research was an outperformance from foreign large-cap growth and mid-cap growth. While detractions came from U.S. large-cap growth and foreign large-cap value.

1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Moderate Composite Benchmark is 45% S&P 500, 38% Bloomberg US Aggregate Bond, 15% MSCI EAFE, and 2% ICE BofA U.S. 3-Month T-Bill Indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Portfolio Optimization Moderate Fund	PAGE 1	TSR-AR-04045F709

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	4.71	9.05	5.56
Class A (with sales charge)	-1.04	7.82	4.97
S&P 500 TR	8.25	18.59	12.50
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Aristotle Portfolio Optimization Moderate Composite Benchmark	6.55	9.98	7.20
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$657,781,286
Number of Holdings	18
Net Advisory Fee	$1,442,304
Portfolio Turnover Rate	62%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Aristotle Core Income Fund	21.6%
Aristotle Core Equity Fund	15.5%
Aristotle Growth Equity Fund	12.4%
iShares Russell 1000 Value ETF	11.9%
Aristotle International Equity Fund	6.9%
Aristotle High Yield Bond Fund	5.5%
iShares Russell Mid-Cap Growth ETF	5.5%
Aristotle Short Duration Income Fund	5.0%
iShares Russell 2000 Value ETF	3.0%
Aristotle Floating Rate Income Fund	2.5%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to reflect that the Fund’s investment in unaffiliated exchange-traded funds may include passively managed funds that seek to track the performance of a benchmark index.
Aristotle Portfolio Optimization Moderate Fund	PAGE 2	TSR-AR-04045F709

Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, the description of Asset Allocation Fund of Funds Risk and Conflicts of Interest Risk were revised and in the Principal Risks from Holdings in Underlying Funds, Leverage Risk, Convertible Securities Risk and Financial Sector Risk were removed, and Information Technology Sector Risk REIT Investment Risk, Non-Diversification Risk and Sector Focus Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Moderate Fund	PAGE 3	TSR-AR-04045F709

Aristotle Portfolio Optimization Moderate Fund
Class C | POMCX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$148	1.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund underperformed the Aristotle Portfolio Optimization Moderate Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2025, both equity and fixed income markets ended in positive territory, with equities pulling back in the first quarter of 2025.

•	The U.S. equity markets peaked after the U.S. presidential election prior to pulling back in the first quarter among uncertainty in trade and tariff discussions.

•	International equity performed well with the uncertainty in the U.S. market.

•	Fixed income had a strong start to 2025 and remained up for the 1-year period.

•	The Fund is positioned to be overweight U.S. equity with a slight underweight to international

•
Top contributors from asset allocation came from an overweight to foreign large-cap value, and an underweight to small-cap growth. While detractors came from the overweight to small-cap value and mid-cap growth.

•	Top contributors within manager research was an outperformance from foreign large-cap growth and mid-cap growth. While detractions came from U.S. large-cap growth and foreign large-cap value.

1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Moderate Composite Benchmark is 45% S&P 500, 38% Bloomberg US Aggregate Bond, 15% MSCI EAFE, and 2% ICE BofA U.S. 3-Month T-Bill Indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Portfolio Optimization Moderate Fund	PAGE 1	TSR-AR-04045F808

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	3.93	8.25	4.78
Class C (with sales charge)	2.93	8.25	4.78
S&P 500 TR	8.25	18.59	12.50
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Aristotle Portfolio Optimization Moderate Composite Benchmark	6.55	9.98	7.20
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$657,781,286
Number of Holdings	18
Net Advisory Fee	$1,442,304
Portfolio Turnover Rate	62%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Aristotle Core Income Fund	21.6%
Aristotle Core Equity Fund	15.5%
Aristotle Growth Equity Fund	12.4%
iShares Russell 1000 Value ETF	11.9%
Aristotle International Equity Fund	6.9%
Aristotle High Yield Bond Fund	5.5%
iShares Russell Mid-Cap Growth ETF	5.5%
Aristotle Short Duration Income Fund	5.0%
iShares Russell 2000 Value ETF	3.0%
Aristotle Floating Rate Income Fund	2.5%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to reflect that the Fund’s investment in unaffiliated exchange-traded funds may include passively managed funds that seek to track the performance of a benchmark index.
Aristotle Portfolio Optimization Moderate Fund	PAGE 2	TSR-AR-04045F808

Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, the description of Asset Allocation Fund of Funds Risk and Conflicts of Interest Risk were revised and in the Principal Risks from Holdings in Underlying Funds, Leverage Risk, Convertible Securities Risk and Financial Sector Risk were removed, and Information Technology Sector Risk REIT Investment Risk, Non-Diversification Risk and Sector Focus Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Moderate Fund	PAGE 3	TSR-AR-04045F808

Aristotle Portfolio Optimization Moderate Fund
Class I-2 | POMDX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$46	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2025, the Fund underperformed the Aristotle Portfolio Optimization Moderate Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2025, both equity and fixed income markets ended in positive territory, with equities pulling back in the first quarter of 2025.

•	The U.S. equity markets peaked after the U.S. presidential election prior to pulling back in the first quarter among uncertainty in trade and tariff discussions.

•	International equity performed well with the uncertainty in the U.S. market.

•	Fixed income had a strong start to 2025 and remained up for the 1-year period.

•	The Fund is positioned to be overweight U.S. equity with a slight underweight to international

•
Top contributors from asset allocation came from an overweight to foreign large-cap value, and an underweight to small-cap growth. While detractors came from the overweight to small-cap value and mid-cap growth.

•	Top contributors within manager research was an outperformance from foreign large-cap growth and mid-cap growth. While detractions came from U.S. large-cap growth and foreign large-cap value.

1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Moderate Composite Benchmark is 45% S&P 500, 38% Bloomberg US Aggregate Bond, 15% MSCI EAFE, and 2% ICE BofA U.S. 3-Month T-Bill Indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Portfolio Optimization Moderate Fund	PAGE 1	TSR-AR-04045F881

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	5.07	9.35	5.83
S&P 500 TR	8.25	18.59	12.50
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.46
Aristotle Portfolio Optimization Moderate Composite Benchmark	6.55	9.98	7.20
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$657,781,286
Number of Holdings	18
Net Advisory Fee	$1,442,304
Portfolio Turnover Rate	62%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Aristotle Core Income Fund	21.6%
Aristotle Core Equity Fund	15.5%
Aristotle Growth Equity Fund	12.4%
iShares Russell 1000 Value ETF	11.9%
Aristotle International Equity Fund	6.9%
Aristotle High Yield Bond Fund	5.5%
iShares Russell Mid-Cap Growth ETF	5.5%
Aristotle Short Duration Income Fund	5.0%
iShares Russell 2000 Value ETF	3.0%
Aristotle Floating Rate Income Fund	2.5%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to reflect that the Fund’s investment in unaffiliated exchange-traded funds may include passively managed funds that seek to track the performance of a benchmark index.
Aristotle Portfolio Optimization Moderate Fund	PAGE 2	TSR-AR-04045F881

Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, the description of Asset Allocation Fund of Funds Risk and Conflicts of Interest Risk were revised and in the Principal Risks from Holdings in Underlying Funds, Leverage Risk, Convertible Securities Risk and Financial Sector Risk were removed, and Information Technology Sector Risk REIT Investment Risk, Non-Diversification Risk and Sector Focus Risk were added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Moderate Fund	PAGE 3	TSR-AR-04045F881

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Wendy Greuel is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant, Tait, Weller & Baker LLP., to perform audit services, audit-related services, and tax services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2025	FYE 3/31/2024
(a) Audit Fees	$550,300	$498,300
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$84,500	$78,300
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2025	FYE 3/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 3/31/2025	FYE 3/31/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

ARISTOTLE FUNDS Series Trust
Aristotle Core Bond Fund
(formerly known as Aristotle ESG Core Bond Fund)
Aristotle Core Income Fund
Aristotle Floating Rate Income Fund
Aristotle High Yield Bond Fund
Aristotle Short Duration Income Fund
Aristotle Strategic Income Fund
Aristotle Ultra Short Income Fund
Aristotle Core Equity Fund
Aristotle Growth Equity Fund
Aristotle International Equity Fund
Aristotle Small Cap Equity Fund
Aristotle Small/Mid Cap Equity Fund
Aristotle/Saul Global Cap Equity Fund
Aristotle Value Equity Fund
Aristotle Portfolio Optimization Aggressive Growth Fund
Aristotle Portfolio Optimization Conservative Fund
Aristotle Portfolio Optimization Growth Fund
Aristotle Portfolio Optimization Moderate Conservative Fund
Aristotle Portfolio Optimization Moderate Fund
Core Financial Statements
March 31, 2025

Aristotle Core Bond Fund
Schedule of Investments
March 31, 2025

	Par	Value
U.S. TREASURY SECURITIES - 41.1%
United States Treasury Note/Bond
0.38%, 11/30/2025	$400,000	$390,166
4.13%, 02/28/2027	2,000,000	2,007,734
2.63%, 05/31/2027	275,000	267,771
4.38%, 12/31/2029	250,000	254,580
4.00%, 02/28/2030	3,300,000	3,307,992
0.88%, 11/15/2030	750,000	633,091
4.38%, 11/30/2030	500,000	509,199
3.38%, 05/15/2033	250,000	236,831
4.00%, 02/15/2034	300,000	295,980
3.88%, 08/15/2034	125,000	121,865
4.63%, 02/15/2035	4,555,000	4,706,240
1.75%, 08/15/2041	125,000	84,766
3.00%, 11/15/2044	250,000	197,051
1.25%, 05/15/2050	250,000	124,209
1.88%, 02/15/2051	500,000	290,049
2.00%, 08/15/2051	250,000	148,965
1.88%, 11/15/2051	150,000	86,323
2.25%, 02/15/2052	500,000	315,547
2.88%, 05/15/2052	500,000	363,184
4.63%, 02/15/2055	1,735,000	1,746,928
TOTAL U.S. TREASURY SECURITIES (Cost $16,570,187)		16,088,471
CORPORATE BONDS - 30.0%
Communications - 0.5%
Verizon Communications, Inc.
3.40%, 03/22/2041	100,000	77,036
5.50%, 02/23/2054	100,000	97,271
		174,307
Consumer Discretionary - 1.5%
AutoNation, Inc., 5.89%, 03/15/2035	50,000	49,933
Hyundai Capital America, 4.85%, 03/25/2027(a)	50,000	50,011
Lowe’s Cos., Inc., 4.45%, 04/01/2062	250,000	194,650
Meritage Homes Corp., 3.88%, 04/15/2029(a)	200,000	190,569
Royal Caribbean Cruises Ltd., 5.63%, 09/30/2031(a)	100,000	98,263
		583,426
Consumer Staples - 1.2%
General Mills, Inc., 4.95%, 03/29/2033	150,000	148,507
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 6.75%, 03/15/2034	100,000	108,027
Mars, Inc., 5.20%, 03/01/2035(a)	200,000	201,077
		457,611
Energy - 0.4%
Energy Transfer LP, 5.75%, 02/15/2033	150,000	153,568

	Par	Value
Financials - 16.2%
Arthur J Gallagher & Co., 5.15%, 02/15/2035	$250,000	$247,963
Aviation Capital Group LLC, 5.13%, 04/10/2030(a)	50,000	49,744
Avolon Holdings Funding Ltd., 5.38%, 05/30/2030(a)	150,000	150,248
Bank of America Corp.
5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036	50,000	50,905
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	350,000	291,992
3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	300,000	269,349
BNP Paribas SA, 5.79% to 01/13/2032 then SOFR + 1.62%, 01/13/2033(a)	200,000	204,560
Brixmor Operating Partnership LP, 5.75%, 02/15/2035	250,000	254,135
Broadstone Net Lease LLC, 2.60%, 09/15/2031	200,000	169,499
Cooperatieve Rabobank UA, 1.98% to 12/15/2026 then 1 yr. CMT Rate + 0.73%, 12/15/2027(a)	250,000	239,170
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034	230,000	234,498
Fiserv, Inc., 3.50%, 07/01/2029	250,000	237,812
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/2032	100,000	86,645
Goldman Sachs Group, Inc., 3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	400,000	390,605
High Street Funding Trust III, 5.81%, 02/15/2055(a)	100,000	98,708
Host Hotels & Resorts LP, 5.70%, 07/01/2034	250,000	250,264
HSBC Holdings PLC, 5.55% to 03/04/2029 then SOFR + 1.46%, 03/04/2030	300,000	306,623
JAB Holdings BV, 4.50%, 04/08/2052(a)	250,000	192,431
JPMorgan Chase & Co., 5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036	200,000	204,385
Morgan Stanley, 5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	500,000	518,384
Nasdaq, Inc., 5.95%, 08/15/2053	200,000	203,794
Skandinaviska Enskilda Banken AB, 5.38%, 03/05/2029(a)	300,000	306,937
Sumitomo Mitsui Financial Group, Inc., 2.47%, 01/14/2029	300,000	278,220
Truist Bank, 4.63% to 09/17/2029 then 5 yr. CMT Rate + 1.15%, 09/17/2029	250,000	244,778
UBS Group AG
5.43% to 02/08/2029 then 1 yr. CMT Rate + 1.52%, 02/08/2030(a)	200,000	203,666
7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual(a)	350,000	365,033

The accompanying notes are an integral part of these financial statements.

1

Aristotle Core Bond Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/01/2029(a)	$100,000	$97,106
4.13%, 08/15/2030(a)	200,000	188,486
		6,335,940
Health Care - 1.6%
Amgen, Inc.
4.20%, 03/01/2033	150,000	142,251
3.15%, 02/21/2040	100,000	76,476
Elevance Health, Inc., 5.65%, 06/15/2054	200,000	193,060
UnitedHealth Group, Inc., 4.75%, 05/15/2052	250,000	216,271
		628,058
Industrials - 3.3%
Allegion US Holding Co., Inc., 3.55%, 10/01/2027	200,000	194,649
Ferguson Finance PLC, 3.25%, 06/02/2030(a)	200,000	184,984
IDEX Corp., 4.95%, 09/01/2029	200,000	200,462
Keysight Technologies, Inc., 3.00%, 10/30/2029	250,000	231,031
Nordson Corp., 4.50%, 12/15/2029	250,000	246,273
nVent Finance Sarl, 2.75%, 11/15/2031	250,000	215,010
		1,272,409
Materials - 0.6%
Amcor Flexibles North America, Inc., 5.50%, 03/17/2035(a)	50,000	50,200
Rio Tinto Finance USA PLC, 5.25%, 03/14/2035	200,000	201,612
		251,812
Technology - 3.7%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028(a)	250,000	237,549
CDW LLC / CDW Finance Corp., 5.10%, 03/01/2030	150,000	149,869
Dell International LLC / EMC Corp., 5.00%, 04/01/2030	100,000	100,502
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	350,000	346,301
Intel Corp., 5.70%, 02/10/2053	150,000	137,981
Oracle Corp.
2.30%, 03/25/2028	250,000	234,870
5.50%, 09/27/2064	200,000	181,460
Synopsys, Inc., 5.15%, 04/01/2035	75,000	75,424
		1,463,956
Utilities - 1.0%
AES Corp., 5.80%, 03/15/2032	200,000	202,184
DTE Energy Co., 5.85%, 06/01/2034	150,000	155,160

	Par	Value
PacifiCorp, 7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	$50,000	$50,769
		408,113
TOTAL CORPORATE BONDS (Cost $12,267,173)		11,729,200
MORTGAGE-BACKED SECURITIES - 13.8%
Federal Home Loan Mortgage Corp.
Pool SB8079, 2.00%, 12/01/2035	253,504	231,033
Pool SD8367, 5.50%, 10/01/2053	219,977	220,001
Pool SD8523, 5.00%, 04/01/2055	300,000	294,209
Federal National Mortgage Association
Pool CB9327, 5.50%, 10/01/2054	683,035	695,478
Pool MA4123, 2.00%, 09/01/2035	104,955	95,654
Pool MA4206, 2.00%, 12/01/2035	253,133	230,695
Pool MA5341, 4.00%, 04/01/2054	536,249	500,609
Pool MA5665, 3.50%, 03/01/2055	497,392	449,038
Pool MA5670, 4.00%, 04/01/2055	250,000	233,345
Ginnie Mae II Pool
Pool MB0090, 4.50%, 12/20/2054	273,613	262,642
Pool MB0091, 5.00%, 12/20/2054	307,875	303,013
Pool MB0145, 4.50%, 01/20/2055	313,872	301,287
Pool MB0147, 5.50%, 01/20/2055	348,442	349,478
Pool MB0204, 5.00%, 02/20/2055	349,284	343,769
Pool MB0256, 4.00%, 03/20/2055	350,000	327,769
Pool MB0257, 4.50%, 03/20/2055	315,000	302,367
Pool MB0259, 5.50%, 03/20/2055	250,000	250,743
TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,448,842)		5,391,130
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.6%
Angel Oak Mortgage Trust LLC, Series 2025-3, Class A1, 5.42%, 03/25/2070(a)(b)	150,000	150,230
BRAVO Residential Funding Trust, Series 2025-NQM3, Class A1, 5.57%, 03/25/2065(a)(b)	300,000	300,358
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.66%, 04/15/2042(a)(c)	100,000	100,659
COLT Funding LLC
Series 2023-3, Class A1, 7.18%, 09/25/2068(a)(b)	369,423	374,953
Series 2025-3, Class A1, 5.35%, 03/25/2070(a)(b)	124,205	124,018
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2025-1, Class MTU, 3.25%, 11/25/2064	199,221	171,318
JP Morgan Mortgage Trust, Series 2025-NQM1, Class A1, 5.59%, 06/25/2065(a)(b)	200,000	200,776

The accompanying notes are an integral part of these financial statements.

2

Aristotle Core Bond Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Onslow Bay Mortgage Loan Trust
Series 2023-NQM7, Class A1, 6.84%, 04/25/2063(a)(b)	$322,761	$326,651
Series 2025-NQM3, Class A1, 5.65%, 12/01/2064(a)(b)	346,984	348,374
Series 2025-NQM4, Class A1, 5.40%, 02/25/2055(a)(b)	247,753	247,257
PRKCM Trust, Series 2025-HOME1, Class A1A, 5.55%, 02/25/2060(a)(b)	250,000	250,594
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,591,674)		2,595,188
ASSET-BACKED SECURITIES - 4.5%
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A2A, 5.75%, 02/18/2028	141,348	141,813
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87%, 08/15/2036(a)(b)	200,000	201,962
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77%, 08/11/2036(a)	100,000	104,109
Navient Student Loan Trust
Series 2019-BA, Class A2A, 3.39%, 12/15/2059(a)	212,841	205,794
Series 2020-2A, Class A1A, 1.32%, 08/26/2069(a)	98,654	89,219
Series 2021-1A, Class A1A, 1.31%, 12/26/2069(a)	120,892	106,043
Series 2021-A, Class A, 0.84%, 05/15/2069(a)	84,204	76,057
Series 2024-A, Class A, 5.66%, 10/15/2072(a)	240,630	243,986
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07%, 01/15/2053(a)	93,853	81,967
Toyota Auto Loan Extended Note Trust, Series 2023-1A, Class A, 4.93%, 06/25/2036(a)	250,000	253,739
Verizon Master Trust, Series 2024-5, Class A, 5.00%, 06/21/2032(a)	250,000	254,742
TOTAL ASSET-BACKED SECURITIES (Cost $1,779,214)		1,759,431
COLLATERALIZED LOAN OBLIGATIONS - 3.0%
Buttermilk Park CLO, Series 2018-1A, Class A1R, 5.38% (3 mo. Term SOFR + 1.08%), 10/15/2031(a)	172,466	172,155
Magnetite CLO Ltd., Series 2019-22A, Class ARR, 5.55% (3 mo. Term SOFR + 1.25%), 07/15/2036(a)	250,000	249,428

	Par	Value
Neuberger Berman CLO Ltd., Series 2021-43A, Class BR, 5.77% (3 mo. Term SOFR + 1.45%), 07/17/2036(a)	$250,000	$249,985
Palmer Square CLO Ltd., Series 2015-1A, Class A1A5, 5.38% (3 mo. Term SOFR + 1.05%), 05/21/2034(a)	250,000	249,777
Palmer Square Loan Funding Ltd.
Series 2021-3A, Class A1, 5.35% (3 mo. Term SOFR + 1.06%), 07/20/2029(a)	11,375	11,367
Series 2021-4A, Class A2, 5.96% (3 mo. Term SOFR + 1.66%), 10/15/2029(a)	250,000	249,921
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,183,415)		1,182,633
TOTAL INVESTMENTS - 99.0% (Cost $39,840,505)		$38,746,053
Other Assets in Excess of Liabilities - 1.0%		377,136
TOTAL NET ASSETS - 100.0%		$39,123,189

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
USISSO05 - 5 Year US Dollar SOFR Swap Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $8,332,863 or 21.3% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

The accompanying notes are an integral part of these financial statements.

3

Aristotle Core Income Fund
Schedule of Investments
March 31, 2025

	Par	Value
CORPORATE BONDS - 36.2%
Communications - 0.8%
AT&T, Inc.
3.50%, 09/15/2053	$4,865,000	$3,319,958
3.85%, 06/01/2060	4,550,000	3,172,641
Charter Communications Operating LLC / Charter Communications Operating Capital
3.50%, 06/01/2041	4,500,000	3,120,054
3.85%, 04/01/2061	2,000,000	1,215,619
T-Mobile USA, Inc.
5.20%, 01/15/2033	3,000,000	3,024,907
5.05%, 07/15/2033	7,200,000	7,154,034
Verizon Communications, Inc., 3.40%, 03/22/2041	4,000,000	3,081,449
		24,088,662
Consumer Discretionary - 3.1%
1011778 BC ULC / New Red Finance, Inc., 3.88%, 01/15/2028(a)	12,000,000	11,479,553
American Airlines Group, Inc.
3.60%, 09/22/2027	4,359,471	4,204,195
3.20%, 06/15/2028	4,935,910	4,690,656
Series A, 2.88%, 07/11/2034	4,167,779	3,596,356
Series AA, 3.15%, 02/15/2032	1,655,632	1,513,993
Series B, 3.95%, 07/11/2030	1,007,500	947,414
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(a)	4,000,000	3,917,487
AutoNation, Inc., 5.89%, 03/15/2035	6,400,000	6,391,446
British Airways 2019-1 Class A Pass Through Trust, Series PTT, 3.35%, 06/15/2029(a)	9,511,970	9,074,947
British Airways PLC
Series 2019-1, 3.30%, 12/15/2032(a)	4,851,866	4,514,725
Series A, 4.25%, 11/15/2032(a)	1,846,797	1,763,460
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50%, 10/20/2025(a)	1,000,089	996,714
4.75%, 10/20/2028(a)	2,000,000	1,992,310
Ford Motor Credit Co. LLC
4.54%, 08/01/2026	1,725,000	1,703,375
2.70%, 08/10/2026	2,225,000	2,146,252
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/2029(a)	2,000,000	1,875,828
Hyatt Hotels Corp., 5.38%, 12/15/2031	3,650,000	3,637,074
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027(a)	2,025,000	2,034,994
Royal Caribbean Cruises Ltd., 5.63%, 09/30/2031(a)	7,850,000	7,713,668
Stellantis Finance US, Inc., 6.45%, 03/18/2035(a)	2,800,000	2,781,162

	Par	Value
United Airlines 2019-2 Class A Pass Through Trust, Series A, 2.90%, 05/01/2028	$1,087,077	$1,016,347
United Airlines, Inc.
5.80%, 01/15/2036	7,670,216	7,791,597
5.45%, 02/15/2037	2,279,984	2,287,545
Series 2019-1, 4.15%, 08/25/2031	821,980	787,744
Series AA, 3.50%, 03/01/2030	9,490,039	8,970,697
		97,829,539
Consumer Staples - 1.2%
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 01/23/2039	5,000,000	5,080,702
J M Smucker Co., 6.20%, 11/15/2033	9,200,000	9,801,176
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
5.75%, 04/01/2033	727,000	739,021
6.75%, 03/15/2034	7,660,000	8,274,853
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 04/20/2035(a)	7,600,000	7,818,880
Mars, Inc.
5.20%, 03/01/2035(a)	2,500,000	2,513,463
5.70%, 05/01/2055(a)	4,200,000	4,199,453
		38,427,548
Energy - 2.7%
DT Midstream, Inc., 5.80%, 12/15/2034(a)	4,000,000	4,021,792
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	6,100,000	5,894,247
Energy Transfer LP
6.50% to 11/15/2026 then 5 yr. CMT Rate + 5.69%, Perpetual	1,650,000	1,652,180
7.38%, 02/01/2031(a)	4,800,000	5,041,322
5.75%, 02/15/2033	4,800,000	4,914,170
5.55%, 05/15/2034	2,250,000	2,249,813
5.60%, 09/01/2034	6,500,000	6,514,621
5.00%, 05/15/2044(b)	4,000,000	3,454,429
MPLX LP
5.50%, 06/01/2034	14,000,000	13,954,968
4.95%, 03/14/2052	1,750,000	1,471,620
5.65%, 03/01/2053	4,850,000	4,488,461
Petroleos Mexicanos
6.88%, 08/04/2026	7,750,000	7,708,838
6.50%, 03/13/2027	3,625,000	3,548,806
Targa Resources Corp., 6.50%, 03/30/2034	6,850,000	7,317,611
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029(a)	4,075,000	3,775,243
Venture Global LNG, Inc., 9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual(a)	10,000,000	9,497,788
		85,505,909

The accompanying notes are an integral part of these financial statements.

4

Aristotle Core Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - 16.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056	$8,100,000	$8,045,245
Arthur J Gallagher & Co., 5.15%, 02/15/2035	4,200,000	4,165,781
Atlas Warehouse Lending Co. LP, 6.25%, 01/15/2030(a)	10,750,000	10,812,272
Aviation Capital Group LLC, 5.13%, 04/10/2030(a)	3,500,000	3,482,104
Avolon Holdings Funding Ltd., 5.38%, 05/30/2030(a)	1,850,000	1,853,063
Banco Mercantil del Norte SA/Grand Cayman
7.63% to 01/10/2028 then 10 yr. CMT Rate + 5.35%, Perpetual(a)	1,324,000	1,321,563
8.38% to 10/14/2030 then 10 yr. CMT Rate + 7.76%, Perpetual(a)	2,001,000	2,026,893
8.38% to 05/20/2031 then 5 yr. CMT Rate + 4.07%, Perpetual(a)	9,700,000	9,627,607
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, 12/10/2029(a)	6,400,000	6,483,712
Banco Santander SA, 6.03%, 01/17/2035	8,050,000	8,338,998
Bank of America Corp.
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035	5,800,000	5,886,866
5.52% to 10/25/2034 then SOFR + 1.74%, 10/25/2035	15,000,000	14,723,702
5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036	7,500,000	7,488,460
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	4,700,000	3,921,035
3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	9,000,000	8,080,459
Bank of Nova Scotia, 7.35% to 04/27/2030 then 5 yr. CMT Rate + 2.90%, 04/27/2085	11,500,000	11,422,190
Barclays PLC, 5.79% to 02/25/2035 then SOFR + 1.59%, 02/25/2036	4,600,000	4,626,842
BBVA Bancomer SA/Texas, 8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039(a)	7,000,000	7,138,236
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico, 7.63% to 02/11/2030 then 5 yr. CMT Rate + 3.38%, 02/11/2035(a)	1,150,000	1,164,030

	Par	Value
Block, Inc.
2.75%, 06/01/2026	$4,000,000	$3,882,893
3.50%, 06/01/2031	5,000,000	4,400,058
BNP Paribas SA, 5.79% to 01/13/2032 then SOFR + 1.62%, 01/13/2033(a)	12,000,000	12,273,567
BPCE SA, 6.29% to 01/14/2035 then SOFR + 2.04%, 01/14/2036(a)	6,500,000	6,725,301
Brixmor Operating Partnership LP, 5.75%, 02/15/2035	7,500,000	7,624,038
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	3,100,000	3,093,981
Citibank NA, 5.57%, 04/30/2034	5,250,000	5,397,073
Citigroup, Inc.
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	5,150,000	5,280,739
5.83% to 02/13/2034 then SOFR + 2.06%, 02/13/2035	3,000,000	2,988,185
6.02% to 01/24/2035 then SOFR + 1.83%, 01/24/2036	3,400,000	3,433,773
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	6,000,000	5,741,995
Commonwealth Bank of Australia, 5.93% to 03/14/2045 then 1 yr. CMT Rate + 1.32%, 03/14/2046(a)	4,000,000	3,962,363
Credit Agricole SA
6.70% to 09/23/2034 then USISSO05 + 3.60%, Perpetual(a)	6,050,000	5,839,760
5.86% to 01/09/2035 then SOFR + 1.74%, 01/09/2036(a)	4,000,000	4,094,191
Extra Space Storage LP, 5.40%, 02/01/2034	5,800,000	5,809,684
Fiserv, Inc.
5.60%, 03/02/2033	4,925,000	5,063,034
5.15%, 08/12/2034	11,600,000	11,512,218
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032	8,700,000	7,538,135
5.63%, 09/15/2034	10,650,000	10,481,171
6.25%, 09/15/2054	3,850,000	3,786,694
Goldman Sachs Group, Inc.
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032	7,950,000	6,943,696
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032	4,075,000	3,491,240
5.85% to 04/25/2034 then SOFR + 1.55%, 04/25/2035	8,150,000	8,425,905
5.02% to 10/23/2034 then SOFR + 1.42%, 10/23/2035	6,350,000	6,176,753
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	6,050,000	6,136,774
High Street Funding Trust III, 5.81%, 02/15/2055(a)	4,300,000	4,244,443

The accompanying notes are an integral part of these financial statements.

5

Aristotle Core Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Host Hotels & Resorts LP
3.50%, 09/15/2030	$1,500,000	$1,375,270
2.90%, 12/15/2031	5,400,000	4,688,748
5.70%, 07/01/2034	8,550,000	8,559,036
HSBC Holdings PLC
6.95% to 02/27/2032 then 5 yr. CMT Rate + 2.64%, Perpetual	4,800,000	4,791,399
5.45% to 03/03/2035 then SOFR + 1.56%, 03/03/2036	3,500,000	3,488,428
JPMorgan Chase & Co.
6.50% to 04/01/2030 then 5 yr. CMT Rate + 2.15%, Perpetual	9,800,000	10,054,240
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	4,000,000	4,297,434
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035	16,500,000	17,156,285
5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035	12,750,000	12,806,704
4.95% to 10/22/2034 then SOFR + 1.34%, 10/22/2035	12,000,000	11,747,775
Kite Realty Group LP, 4.95%, 12/15/2031	10,000,000	9,840,812
Liberty Mutual Group, Inc., 4.30%, 02/01/2061(a)	3,650,000	2,278,930
Lloyds Banking Group PLC, 6.75% to 09/27/2031 then 5 yr. CMT Rate + 3.15%, Perpetual	5,900,000	5,623,047
Massachusetts Mutual Life Insurance Co., 5.67%, 12/01/2052(a)	4,700,000	4,641,192
MetLife, Inc., 6.35% to 03/15/2035 then 5 yr. CMT Rate + 2.08%, 03/15/2055	2,950,000	2,960,030
Morgan Stanley
5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	10,000,000	10,367,673
5.59% to 01/18/2035 then SOFR + 1.42%, 01/18/2036	4,800,000	4,903,923
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	14,150,000	11,735,145
Nasdaq, Inc., 5.95%, 08/15/2053	4,150,000	4,228,725
Northwestern Mutual Life Insurance Co., 3.85%, 09/30/2047(a)	4,600,000	3,520,632
Phillips Edison Grocery Center Operating Partnership I LP, 4.95%, 01/15/2035	9,000,000	8,551,490
PNC Financial Services Group, Inc., 6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	6,500,000	7,189,048
Royal Bank of Canada, 6.35% to 11/24/2034 then 5 yr. CMT Rate + 2.26%, 11/24/2084	13,200,000	12,564,471
State Street Corp., 6.45% to 09/15/2030 then 5 yr. CMT Rate + 2.14%, Perpetual	5,000,000	5,008,084

	Par	Value
UBS Group AG
6.85% to 03/10/2030 then USISSO05 + 3.63%, Perpetual(a)	$6,250,000	$6,229,334
7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual(a)	9,450,000	9,855,878
Ventas Realty LP, 5.00%, 01/15/2035	6,400,000	6,193,628
VICI Properties LP
5.13%, 11/15/2031	7,000,000	6,909,081
5.13%, 05/15/2032	2,400,000	2,351,145
VICI Properties LP / VICI Note Co., Inc., 4.63%, 12/01/2029(a)	14,581,000	14,159,013
Wells Fargo & Co.
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	4,450,000	4,482,177
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	5,500,000	5,598,536
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	9,825,000	9,962,087
Westpac Banking Corp., 5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035	9,700,000	9,641,033
		522,717,155
Health Care - 1.4%
Elevance Health, Inc., 5.65%, 06/15/2054	5,830,000	5,627,704
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034	9,550,000	9,199,404
UnitedHealth Group, Inc.
5.05%, 04/15/2053	6,000,000	5,437,296
5.75%, 07/15/2064	9,500,000	9,350,887
Universal Health Services, Inc.
4.63%, 10/15/2029	7,200,000	7,014,575
2.65%, 10/15/2030	4,450,000	3,902,356
2.65%, 01/15/2032	3,325,000	2,784,012
		43,316,234
Industrials - 1.4%
BAE Systems PLC, 5.30%, 03/26/2034(a)	7,550,000	7,647,157
Boeing Co.
6.53%, 05/01/2034	5,250,000	5,628,319
6.86%, 05/01/2054	700,000	760,973
HEICO Corp., 5.35%, 08/01/2033	8,400,000	8,487,993
nVent Finance Sarl
2.75%, 11/15/2031	4,300,000	3,698,175
5.65%, 05/15/2033	4,350,000	4,344,506
Quanta Services, Inc., 5.25%, 08/09/2034	5,200,000	5,141,513
Regal Rexnord Corp., 6.40%, 04/15/2033	5,000,000	5,192,238
Weir Group PLC, 2.20%, 05/13/2026(a)	5,400,000	5,244,848
		46,145,722

The accompanying notes are an integral part of these financial statements.

6

Aristotle Core Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Materials - 0.7%
Amcor Flexibles North America, Inc., 5.50%, 03/17/2035(a)	$6,250,000	$6,275,040
Rio Tinto Finance USA PLC, 5.25%, 03/14/2035	3,400,000	3,427,406
Sonoco Products Co., 5.00%, 09/01/2034	9,100,000	8,708,954
Vale Overseas Ltd., 6.40%, 06/28/2054	4,550,000	4,494,760
		22,906,160
Technology - 1.8%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028(a)	5,000,000	4,750,982
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	10,300,000	10,038,484
Intel Corp.
4.75%, 03/25/2050	4,900,000	3,951,108
5.70%, 02/10/2053	5,000,000	4,599,383
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	6,500,000	5,710,833
Oracle Corp., 5.50%, 09/27/2064	15,000,000	13,609,508
Roper Technologies, Inc., 4.90%, 10/15/2034	10,500,000	10,267,226
Synopsys, Inc., 5.15%, 04/01/2035	3,075,000	3,092,367
		56,019,891
Utilities - 6.6%
AES Corp.
5.45%, 06/01/2028	3,000,000	3,052,972
5.80%, 03/15/2032	11,900,000	12,029,955
American Electric Power Co., Inc., 5.63%, 03/01/2033	4,700,000	4,822,291
Boston Gas Co., 6.12%, 07/20/2053(a)	2,600,000	2,647,183
Brooklyn Union Gas Co., 4.63%, 08/05/2027(a)	2,225,000	2,220,468
CenterPoint Energy, Inc., 6.70% to 05/15/2030 then 5 yr. CMT Rate + 2.59%, 05/15/2055	13,100,000	12,949,337
Dominion Energy, Inc., 6.63% to 05/15/2035 then 5 yr. CMT Rate + 2.21%, 05/15/2055	7,450,000	7,416,290
DPL, Inc., 4.35%, 04/15/2029	1,350,000	1,295,022
DTE Energy Co., 5.85%, 06/01/2034	6,700,000	6,930,489
Duke Energy Ohio, Inc., 5.65%, 04/01/2053	3,000,000	2,950,879
Duke Energy Progress NC Storm Funding LLC, 2.39%, 07/01/2037	5,350,000	4,444,606
Edison International
5.00% to 03/15/2027 then 5 yr. CMT Rate + 3.90%, Perpetual	8,939,000	8,098,185
8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053	12,000,000	11,732,400
Exelon Corp., 5.45%, 03/15/2034	7,850,000	7,986,510
Georgia Power Co., 5.25%, 03/15/2034	6,000,000	6,056,830

	Par	Value
IPALCO Enterprises, Inc., 4.25%, 05/01/2030	$2,400,000	$2,285,858
KeySpan Gas East Corp., 3.59%, 01/18/2052(a)	2,850,000	1,932,800
National Grid PLC, 5.81%, 06/12/2033	3,950,000	4,073,204
Nevada Power Co., 5.90%, 05/01/2053	2,950,000	2,955,698
NiSource, Inc.
5.35%, 04/01/2034	5,000,000	5,018,174
6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054	4,850,000	4,929,472
Oncor Electric Delivery Co. LLC, 5.55%, 06/15/2054	7,500,000	7,332,489
PacifiCorp
5.30%, 02/15/2031	7,000,000	7,146,405
5.50%, 05/15/2054	2,000,000	1,879,163
7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	5,850,000	5,939,899
PG&E Energy Recovery Funding LLC, 2.28%, 01/15/2036	2,400,000	1,937,482
PG&E Recovery Funding LLC, 5.53%, 06/01/2049	12,000,000	12,004,501
Piedmont Natural Gas Co., Inc., 5.05%, 05/15/2052	1,750,000	1,563,194
Sempra
3.80%, 02/01/2038	6,000,000	4,939,249
4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	5,000,000	4,710,844
6.40% to 10/01/2034 then 5 yr. CMT Rate + 2.63%, 10/01/2054	7,100,000	6,752,039
6.88% to 10/01/2029 then 5 yr. CMT Rate + 2.79%, 10/01/2054	1,900,000	1,886,102
Southwestern Electric Power Co., 5.30%, 04/01/2033	5,000,000	5,014,761
Texas Electric Market Stabilization Funding N LLC, 4.27%, 08/01/2034(a)	1,624,055	1,605,771
Virginia Electric and Power Co., 5.55%, 08/15/2054	7,550,000	7,332,280
Vistra Operations Co. LLC
6.95%, 10/15/2033(a)	9,050,000	9,728,198
5.70%, 12/30/2034(a)	5,350,000	5,327,354
XPLR Infrastructure Operating Partners LP, 7.25%, 01/15/2029(a)	7,000,000	6,893,295
		207,821,649
TOTAL CORPORATE BONDS (Cost $1,159,281,923)		1,144,778,469
U.S. TREASURY SECURITIES - 25.0%
United States Treasury Note/Bond
4.00%, 02/28/2030	24,000,000	24,058,125
0.63%, 05/15/2030	9,000,000	7,615,898
1.13%, 02/15/2031	15,000,000	12,770,801

The accompanying notes are an integral part of these financial statements.

7

Aristotle Core Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
U.S. TREASURY SECURITIES - (Continued)
4.25%, 06/30/2031	$12,000,000	$12,135,000
3.63%, 09/30/2031	15,000,000	14,629,688
4.13%, 02/29/2032	20,000,000	20,056,250
2.88%, 05/15/2032	27,000,000	24,983,437
2.75%, 08/15/2032	27,000,000	24,692,344
3.50%, 02/15/2033	20,000,000	19,160,156
3.38%, 05/15/2033	19,000,000	17,999,160
3.88%, 08/15/2033	34,000,000	33,330,625
4.50%, 11/15/2033	36,000,000	36,868,359
4.00%, 02/15/2034	35,750,000	35,271,006
4.38%, 05/15/2034	23,000,000	23,315,801
3.88%, 08/15/2034	40,000,000	38,996,875
4.25%, 11/15/2034	48,500,000	48,651,562
4.63%, 02/15/2035	49,000,000	50,626,953
1.13%, 05/15/2040	14,500,000	9,181,729
1.75%, 08/15/2041	22,000,000	14,918,750
4.00%, 11/15/2042	11,500,000	10,731,836
4.75%, 11/15/2043	5,000,000	5,109,570
4.50%, 02/15/2044	19,500,000	19,273,008
4.63%, 05/15/2044	5,000,000	5,017,676
4.13%, 08/15/2044	12,000,000	11,246,250
3.00%, 11/15/2044	13,000,000	10,246,641
4.63%, 11/15/2044	27,000,000	27,042,187
2.50%, 02/15/2046	3,500,000	2,490,059
2.50%, 05/15/2046	3,000,000	2,126,836
2.25%, 08/15/2046	7,550,000	5,080,029
2.75%, 11/15/2047	2,000,000	1,459,531
1.25%, 05/15/2050	9,000,000	4,471,523
1.38%, 08/15/2050	6,500,000	3,314,238
2.00%, 08/15/2051	30,000,000	17,875,781
1.88%, 11/15/2051	10,500,000	6,042,627
2.25%, 02/15/2052	16,500,000	10,413,047
2.88%, 05/15/2052	9,500,000	6,900,488
3.00%, 08/15/2052	14,000,000	10,428,633
3.63%, 02/15/2053	12,000,000	10,110,234
3.63%, 05/15/2053	16,000,000	13,482,188
4.13%, 08/15/2053	34,000,000	31,340,430
4.75%, 11/15/2053	26,900,000	27,503,149
4.25%, 02/15/2054	46,000,000	43,355,000
4.25%, 08/15/2054	9,000,000	8,497,969
4.50%, 11/15/2054	21,000,000	20,698,125
4.63%, 02/15/2055	6,000,000	6,041,250
TOTAL U.S. TREASURY SECURITIES (Cost $823,123,325)		789,560,824
BANK LOANS - 11.9%
Consumer Discretionary - 4.7%
1011778 BC ULC, Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 09/23/2030	9,925,000	9,847,932
Allied Universal Holdco LLC, Senior Secured First Lien, 8.27% (1 mo. SOFR US + 3.75%), 05/15/2028	4,235,880	4,236,219

	Par	Value
Beacon Roofing Supply, Inc., Senior Secured First Lien, 6.32% (1 mo. SOFR US + 2.00%), 05/19/2028	$6,833,959	$6,834,233
Belron Finance 2019 LLC, Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 10/16/2031	7,980,000	7,976,289
Caesars Entertainment, Inc., Senior Secured First Lien, 6.56% (3 mo. SOFR US + 2.25%), 02/06/2031	12,383,750	12,321,831
Carnival Corp., Senior Secured First Lien, 6.32% (1 mo. SOFR US + 2.00%), 10/18/2028	3,513,000	3,515,196
Chariot Buyer LLC, Senior Secured First Lien, 7.77% (1 mo. SOFR US + 3.25%), 11/03/2028	11,816,301	11,720,589
Clarios Global LP, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 01/28/2032	2,500,000	2,466,663
ClubCorp Holdings, Inc., Senior Secured First Lien, 9.82% (3 mo. SOFR US + 5.00%), 09/18/2026	2,407,144	2,414,413
Flutter Financing BV, Senior Secured First Lien, 6.05% (3 mo. SOFR US + 1.75%), 11/29/2030	7,425,000	7,405,101
Grant Thornton Advisors Holdings LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 05/30/2031	7,630,875	7,601,076
Hilton Domestic Operating Co., Inc., Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 11/08/2030	6,500,000	6,501,560
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 6.32% (1 mo. SOFR US + 2.00%), 08/02/2028	4,984,439	4,966,321
Marriott Ownership Resorts, Inc., Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 04/01/2031	7,705,639	7,704,676
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien, 6.32% (1 mo. SOFR US + 2.00%), 12/04/2031	15,205,368	15,116,645
Six Flags Entertainment Corp., Senior Secured First Lien, 6.32% (1 mo. SOFR US + 2.00%), 05/01/2031	10,149,435	10,127,867
Wand NewCo 3, Inc., Senior Secured First Lien, 6.82% (1 mo. SOFR US + 2.50%), 01/30/2031	12,359,223	12,193,980
Whatabrands LLC, Senior Secured First Lien, 6.82% (1 mo. SOFR US + 2.50%), 08/03/2028	14,962,406	14,916,247
		147,866,838
Energy - 0.2%
Buckeye Partners LP, Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 11/02/2026	5,593,724	5,597,528

The accompanying notes are an integral part of these financial statements.

8

Aristotle Core Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
BANK LOANS - (Continued)
Financials - 2.9%
AssuredPartners, Inc., Senior Secured First Lien, 7.82% (1 mo. SOFR US + 3.50%), 02/14/2031	$17,062,252	$17,101,495
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 06/22/2028	11,785,097	11,787,572
Boost Newco Borrower LLC, Senior Secured First Lien, 6.30% (3 mo. SOFR US + 2.00%), 01/31/2031	7,815,875	7,774,373
BroadStreet Partners, Inc., Senior Secured First Lien
7.32% (1 mo. SOFR US + 3.00%), 06/16/2031	4,520,679	4,487,181
7.32% (1 mo. SOFR US + 3.00%), 06/16/2031	441,821	438,547
CoreLogic, Inc., Senior Secured First Lien, 8.05% (1 mo. SOFR US + 3.50%), 06/02/2028	8,050,099	7,915,944
Deerfield Dakota Holding LLC, Senior Secured First Lien, 8.05% (3 mo. SOFR US + 3.75%), 04/09/2027	12,276,627	11,679,431
Delos Aircraft DAC, Senior Secured First Lien, 6.05% (3 mo. SOFR US + 1.75%), 10/29/2027	8,375,000	8,393,676
HUB International Ltd., Senior Secured First Lien, 6.79% (3 mo. SOFR US + 2.50%), 06/20/2030	13,062,820	13,022,978
SBA Senior Finance II LLC, Senior Secured First Lien, 6.08% (1 mo. SOFR US + 1.75%), 01/27/2031	3,616,004	3,616,763
USI, Inc./NY, Senior Secured First Lien, 6.55% (3 mo. SOFR US + 2.25%), 11/23/2029	4,676,358	4,637,638
		90,855,598
Health Care - 0.2%
Medline Borrower LP, Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 10/23/2028	6,312,367	6,307,538
Industrials - 2.2%
BCPE Empire Holdings, Inc., Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 12/26/2030	6,965,000	6,877,937
Dynasty Acquisition Co., Inc., Senior Secured First Lien
6.32% (1 mo. SOFR US + 2.00%), 10/31/2031	4,202,222	4,195,541
6.32% (1 mo. SOFR US + 2.00%), 10/31/2031	11,047,778	11,030,212
Kaman Corp., Senior Secured First Lien
7.03% (6 mo. SOFR US + 2.75%), 02/26/2032	3,655,172	3,611,000
7.07% (3 mo. SOFR US + 2.75%), 02/26/2032	3,655,172	3,610,999

	Par	Value
7.30% (1 mo. Term SOFR + 2.75%), 02/26/2032	$689,655	$681,321
Roper Industrial Products Investment Co., Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 11/23/2029	6,912,806	6,886,261
Titan Acquisition Ltd./Canada, Senior Secured First Lien, 8.78% (6 mo. SOFR US + 4.50%), 02/15/2029	11,072,878	11,039,438
TK Elevator US Newco, Inc., Senior Secured First Lien
7.74% (6 mo. SOFR US + 3.50%), 04/30/2030	3,120,600	3,116,122
7.74% (6 mo. SOFR US + 3.50%), 04/30/2030	1,792,553	1,789,981
TransDigm, Inc., Senior Secured First Lien, 6.80% (3 mo. SOFR US + 2.50%), 02/28/2031	17,722,987	17,645,449
		70,484,261
Materials - 0.2%
Proampac PG Borrower LLC, Senior Secured First Lien
8.30% (3 mo. SOFR US + 4.00%), 09/15/2028	3,999,456	3,982,798
8.32% (3 mo. SOFR US + 4.00%), 09/15/2028	2,592,783	2,581,985
		6,564,783
Technology - 1.5%
Applied Systems, Inc., Senior Secured First Lien, 7.08% (3 mo. Term SOFR + 2.75%), 02/24/2031	2,903,441	2,905,851
Central Parent LLC, Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 07/06/2029	9,026,711	7,774,254
Dun & Bradstreet Corp., Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 01/18/2029	11,106,852	11,092,969
Epicor Software Corp., Senior Secured First Lien, 7.07% (1 mo. Term SOFR + 2.75%), 05/30/2031	7,980,000	7,968,229
Polaris Newco LLC, Senior Secured First Lien, 8.42% (3 mo. SOFR US + 3.75%), 06/05/2028	3,928,934	3,770,323
UKG, Inc., Senior Secured First Lien, 7.30% (3 mo. SOFR US + 3.00%), 02/10/2031	14,934,287	14,919,427
		48,431,053
TOTAL BANK LOANS (Cost $378,594,795)		376,107,599
MORTGAGE-BACKED SECURITIES - 10.4%
Federal Home Loan Mortgage Corp.
Pool SB8224, 5.50%, 04/01/2038	2,411,826	2,452,945
Pool SB8231, 5.50%, 05/01/2038	3,884,723	3,950,954

The accompanying notes are an integral part of these financial statements.

9

Aristotle Core Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Pool SB8279, 6.00%, 01/01/2039	$4,368,195	$4,493,674
Pool SD8225, 3.00%, 07/01/2052	15,757,774	13,682,320
Pool SD8288, 5.00%, 01/01/2053	3,229,429	3,174,861
Pool SD8324, 5.50%, 05/01/2053	5,110,112	5,113,310
Pool SD8331, 5.50%, 06/01/2053	3,408,013	3,409,707
Pool SD8344, 6.50%, 07/01/2053	2,810,752	2,911,270
Pool SD8367, 5.50%, 10/01/2053	13,242,599	13,244,067
Pool SD8440, 6.50%, 06/01/2054	4,071,757	4,200,357
Pool SD8503, 4.00%, 02/01/2055	9,659,695	9,016,183
Federal National Mortgage Association
Pool CB9327, 5.50%, 10/01/2054	9,297,935	9,467,314
Pool CB9471, 5.00%, 11/01/2054	10,666,924	10,643,691
Pool FS0902, 3.50%, 07/01/2043	5,572,832	5,195,872
Pool FS3150, 5.00%, 11/01/2052	6,439,626	6,410,711
Pool FS3825, 4.50%, 04/01/2050	4,796,387	4,671,036
Pool FS5365, 3.00%, 02/01/2050	5,207,697	4,619,870
Pool FS5749, 6.50%, 09/01/2053	18,226,584	18,828,706
Pool FS7526, 3.00%, 10/01/2053	5,730,472	4,971,824
Pool MA4992, 5.00%, 04/01/2038	3,854,017	3,879,381
Pool MA5029, 5.50%, 05/01/2038	1,283,259	1,305,134
Pool MA5073, 6.00%, 07/01/2053	20,863,495	21,224,840
Pool MA5107, 5.50%, 08/01/2053	5,171,413	5,173,863
Pool MA5108, 6.00%, 08/01/2053	19,894,589	20,252,913
Pool MA5139, 6.00%, 09/01/2053	10,491,570	10,662,064
Pool MA5140, 6.50%, 09/01/2053	3,773,874	3,908,977
Pool MA5166, 6.00%, 10/01/2053	3,243,622	3,301,214
Pool MA5268, 6.00%, 02/01/2039	3,214,566	3,306,658
Pool MA5341, 4.00%, 04/01/2054	3,734,761	3,486,541
Pool MA5389, 6.00%, 06/01/2054	5,275,303	5,361,030
Pool MA5390, 6.50%, 06/01/2054	4,975,319	5,143,616
Pool MA5480, 5.50%, 09/01/2044	26,708,221	27,011,785
Pool MA5503, 5.50%, 10/01/2044	21,927,011	22,176,249
Pool MA5540, 5.50%, 11/01/2044	5,591,280	5,653,962
Pool MA5586, 5.50%, 01/01/2055	13,473,171	13,462,143
Ginnie Mae II Pool
Pool MA8148, 3.00%, 07/20/2052	15,060,587	13,353,832
Pool MA8492, 6.00%, 12/20/2052	4,527,652	4,600,168
Pool MA8949, 6.00%, 06/20/2053	3,528,649	3,600,326
Pool MA9242, 6.00%, 10/20/2053	7,364,028	7,511,659
Pool MB0090, 4.50%, 12/20/2054	16,217,800	15,567,517
TOTAL MORTGAGE-BACKED SECURITIES (Cost $327,783,502)		330,402,544
ASSET-BACKED SECURITIES - 5.2%
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C, 0.89%, 10/19/2026	521,030	518,571
Series 2021-3, Class C, 1.41%, 08/18/2027	3,500,000	3,404,166

	Par	Value
Crockett Partners Equipment Co. II LLC, Series 2024-2M, Class A, 5.70%, 12/20/2032(a)	$2,578,125	$2,598,885
Ford Credit Auto Owner Trust
Series 2022-A, Class A3, 1.29%, 06/15/2026	46,281	46,035
Series 2023-2, Class A, 5.28%, 02/15/2036(a)	6,000,000	6,121,608
Series 2024-1, Class A, 4.87%, 08/15/2036(a)(b)	9,975,000	10,072,833
GM Financial Revolving Receivables Trust
Series 2023-1, Class A, 5.12%, 04/11/2035(a)	4,100,000	4,158,007
Series 2023-2, Class A, 5.77%, 08/11/2036(a)	3,650,000	3,799,996
Series 2024-1, Class A, 4.98%, 12/11/2036(a)	2,000,000	2,023,750
GreenSky Home Improvement Issuer Trust 2025-1, Series 2025-1A, Class A4, 5.22%, 03/25/2060(a)	1,700,000	1,705,187
Hilton Grand Vacations, Inc.
Series 2022-1D, Class A, 3.61%, 06/20/2034(a)	242,347	237,476
Series 2024-2A, Class A, 5.50%, 03/25/2038(a)	2,311,888	2,348,082
Series 2024-3A, Class A, 4.98%, 08/27/2040(a)	1,147,194	1,152,339
Marriott Vacations Worldwide Corp.
Series 2020-1A, Class A, 1.74%, 10/20/2037(a)	137,290	130,656
Series 2023-1A, Class A, 4.93%, 10/20/2040(a)	1,000,599	1,008,264
Mosaic Solar Loans LLC, Series 2025-1A, Class A, 6.12%, 08/22/2050(a)	3,236,240	3,262,270
MVW Owner Trust, Series 2024-2A, Class A, 4.43%, 03/20/2042(a)	1,833,692	1,815,771
Navient Student Loan Trust
Series 2019-EA, Class A2A, 2.64%, 05/15/2068(a)	397,318	388,722
Series 2020-2A, Class A1A, 1.32%, 08/26/2069(a)	1,951,154	1,764,551
Series 2020-A, Class A2A, 2.46%, 11/15/2068(a)	417,911	401,047
Series 2020-BA, Class A2, 2.12%, 01/15/2069(a)	2,561,145	2,424,154
Series 2020-CA, Class A2A, 2.15%, 11/15/2068(a)	379,163	357,804
Series 2020-EA, Class A, 1.69%, 05/15/2069(a)	8,860,731	8,252,223
Series 2020-FA, Class A, 1.22%, 07/15/2069(a)	419,366	387,314
Series 2020-GA, Class A, 1.17%, 09/16/2069(a)	330,034	302,987
Series 2020-HA, Class A, 1.31%, 01/15/2069(a)	581,265	547,986

The accompanying notes are an integral part of these financial statements.

10

Aristotle Core Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Series 2021-1A, Class A1A, 1.31%, 12/26/2069(a)	$1,063,850	$933,181
Series 2021-A, Class A, 0.84%, 05/15/2069(a)	421,018	380,285
Series 2021-BA, Class A, 0.94%, 07/15/2069(a)	1,469,453	1,322,496
Series 2022-A, Class A, 2.23%, 07/15/2070(a)	8,194,623	7,369,944
Series 2022-BA, Class A, 4.16%, 10/15/2070(a)	12,218,881	11,933,043
Series 2023-A, Class A, 5.51%, 10/15/2071(a)	6,754,014	6,875,102
Series 2024-A, Class A, 5.66%, 10/15/2072(a)	11,550,225	11,711,317
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 05/14/2035(a)	2,700,000	2,688,394
Pagaya AI Debt Selection Trust, Series 2025-1, Class B, 5.63%, 07/15/2032(a)	900,000	903,263
Pretium Mortgage Credit Partners LLC, Series 2025-RPL1, Class A1, 4.00%, 07/25/2069(a)(b)	5,336,747	5,158,435
Santander Consumer USA Holdings, Inc.
Series 2022-2, Class B, 3.44%, 09/15/2027	529,137	527,830
Series 2022-4, Class B, 4.42%, 11/15/2027	1,660,480	1,659,554
Series 2023-3, Class B, 5.61%, 07/17/2028	1,250,000	1,259,413
Series 2024-2, Class B, 5.78%, 07/16/2029	2,220,000	2,260,176
SLM Student Loan Trust, Series 2004-3A, Class A6B, 5.37% (90 day avg SOFR US + 0.81%), 10/25/2064(a)	918,629	912,724
SMB Private Education Loan Trust
Series 2017-A, Class A2A, 2.88%, 09/15/2034(a)	390,476	387,473
Series 2017-B, Class A2A, 2.82%, 10/15/2035(a)	486,252	478,155
Series 2018-A, Class A2A, 3.50%, 02/15/2036(a)	934,168	919,703
Series 2018-B, Class A2A, 3.60%, 01/15/2037(a)	270,094	267,189
Series 2018-C, Class A2A, 3.63%, 11/15/2035(a)	388,656	381,661
Series 2019-A, Class A2A, 3.44%, 07/15/2036(a)	586,008	576,919
Series 2020-A, Class A2A, 2.23%, 09/15/2037(a)	2,421,051	2,321,689
Series 2020-B, Class A1A, 1.29%, 07/15/2053(a)	1,102,302	1,032,860
Series 2021-A, Class A2A2, 5.16% (1 mo. Term SOFR + 0.84%), 01/15/2053(a)	483,432	478,254

	Par	Value
Series 2021-A, Class APT2, 1.07%, 01/15/2053(a)	$2,252,470	$1,967,206
Series 2021-E, Class A1A, 1.68%, 02/15/2051(a)	1,499,956	1,397,003
Series 2022-C, Class A1A, 4.48%, 05/16/2050(a)	1,890,683	1,863,456
Series 2023-C, Class A1A, 5.67%, 11/15/2052(a)	2,124,209	2,156,250
Series 2024-A, Class A1A, 5.24%, 03/15/2056(a)	6,182,181	6,228,629
Series 2024-C, Class A1A, 5.50%, 06/17/2052(a)	6,921,510	7,023,111
Series 2024-F, Class A1A, 5.06%, 03/16/2054(a)	9,917,468	10,048,212
SoFi Professional Loan Program LLC
Series 2019-C, Class A2FX, 2.37%, 11/16/2048(a)	530,889	508,185
Series 2020-A, Class A2FX, 2.54%, 05/15/2046(a)	779,432	747,673
Toyota Auto Loan Extended Note Trust, Series 2023-1A, Class A, 4.93%, 06/25/2036(a)	5,646,000	5,730,449
Verizon Master Trust, Series 2024-7, Class A, 4.35%, 08/20/2032(a)	6,000,000	5,968,045
TOTAL ASSET-BACKED SECURITIES (Cost $165,362,366)		165,607,963
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.1%
Angel Oak Mortgage Trust LLC
Series 2025-1, Class A1, 5.69%, 01/25/2070(a)(b)	10,718,208	10,752,392
Series 2025-2, Class A1, 5.64%, 02/25/2070(a)(b)	10,598,154	10,665,393
Series 2025-3, Class A1, 5.42%, 03/25/2070(a)(b)	8,700,000	8,713,327
BRAVO Residential Funding Trust
Series 2025-NQM1, Class A1, 5.60%, 12/25/2064(a)(b)	15,512,477	15,556,754
Series 2025-NQM3, Class A1, 5.57%, 03/25/2065(a)(b)	7,300,000	7,308,716
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.66%, 04/15/2042(a)(c)	8,725,000	8,782,473
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2025-1, Class MTU, 3.25%, 11/25/2064	27,143,873	23,342,059
JP Morgan Mortgage Trust
Series 2024-NQM1, Class A1, 5.59%, 02/25/2064(a)(b)	4,291,929	4,312,731
Series 2025-NQM1, Class A1, 5.59%, 06/25/2065(a)(b)	4,900,000	4,919,027
LHOME Mortgage Trust, Series 2025-RTL1, Class A1, 5.65%, 01/25/2040(a)(b)	3,500,000	3,511,078

The accompanying notes are an integral part of these financial statements.

11

Aristotle Core Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM5, Class A1, 5.65%, 10/25/2069(a)(c)	$8,632,329	$8,657,484
Onslow Bay Mortgage Loan Trust
Series 2025-NQM1, Class A1, 5.55%, 12/25/2064(a)(c)	4,866,958	4,876,728
Series 2025-NQM2, Class A1, 5.60%, 11/25/2064(a)(b)	13,090,631	13,128,882
Series 2025-NQM3, Class A1, 5.65%, 12/01/2064(a)(b)	9,582,720	9,621,088
Series 2025-NQM4, Class A1, 5.40%, 02/25/2055(a)(b)	14,171,482	14,143,117
PRKCM Trust, Series 2025-HOME1, Class A1A, 5.55%, 02/25/2060(a)(b)	9,400,000	9,422,343
Velocity Commercial Capital Loan Trust 2024-1, Series 2025-1, Class A, 6.03%, 02/25/2055(a)(c)	2,696,547	2,708,692
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $159,869,367)		160,422,284
COLLATERALIZED LOAN OBLIGATIONS - 4.1%
Aimco CDO, Series 2019-10A, Class ARR, 5.70% (3 mo. Term SOFR + 1.41%), 07/22/2037(a)	10,000,000	10,011,322
AIMCO CLO Series 2018-B, Series 2018-BA, Class ARR, 5.81% (3 mo. Term SOFR + 1.50%), 04/16/2037(a)	7,000,000	7,014,779
Benefit Street Partners CLO Ltd., Series 2021-25A, Class A1R, 5.32% (3 mo. Term SOFR + 1.00%), 01/15/2035(a)	1,000,000	998,902
Buttermilk Park CLO, Series 2018-1A, Class A1R, 5.38% (3 mo. Term SOFR + 1.08%), 10/15/2031(a)	4,139,178	4,131,727
Carlyle Group, Inc., Series 2014-3RA, Class A2, 6.11% (3 mo. Term SOFR + 1.81%), 07/27/2031(a)	2,000,000	1,999,640
CarVal CLO
Series 2018-1A, Class BR, 6.16% (3 mo. Term SOFR + 1.85%), 07/16/2031(a)	6,100,000	6,069,793
Series 2022-1A, Class A1, 5.80% (3 mo. Term SOFR + 1.51%), 04/21/2034(a)	4,000,000	4,000,800
Dryden Senior Loan Fund
Series 2017-53A, Class B, 5.96% (3 mo. Term SOFR + 1.66%), 01/15/2031(a)	1,500,000	1,499,933
Series 2018-55A, Class C, 6.46% (3 mo. Term SOFR + 2.16%), 04/15/2031(a)	1,000,000	1,000,686

	Par	Value
Series 2018-64A, Class B, 5.95% (3 mo. Term SOFR + 1.66%), 04/18/2031(a)	$1,600,000	$1,599,441
Elmwood CLO Ltd., Series 2021-3A, Class BR, 6.04% (3 mo. Term SOFR + 1.75%), 04/20/2034(a)	5,000,000	4,980,222
Flatiron CLO Ltd., Series 2019-1A, Class BR, 6.13% (3 mo. Term SOFR + 1.81%), 11/16/2034(a)	1,000,000	1,000,160
Magnetite CLO Ltd.
Series 2015-12A, Class AR4, 5.45% (3 mo. Term SOFR + 1.15%), 10/15/2031(a)	1,020,440	1,020,900
Series 2020-25A, Class A, 5.76% (3 mo. Term SOFR + 1.46%), 01/25/2032(a)	2,564,396	2,563,636
Series 2020-26A, Class AR2, 5.42% (3 mo. Term SOFR + 1.15%), 01/25/2038(a)	8,460,000	8,437,161
Series 2020-27A, Class BR, 6.10% (3 mo. Term SOFR + 1.81%), 10/20/2034(a)	2,300,000	2,301,419
Neuberger Berman CLO Ltd.
Series 2013-15A, Class A1R2, 5.48% (3 mo. Term SOFR + 1.18%), 10/15/2029(a)	1,741,127	1,740,557
Series 2019-31A, Class AR2, 5.53% (3 mo. Term SOFR + 1.23%), 01/20/2039(a)	550,000	549,442
Series 2021-43A, Class BR, 5.77% (3 mo. Term SOFR + 1.45%), 07/17/2036(a)	10,000,000	9,999,388
Series 2022-49A, Class BR, 5.85% (3 mo. Term SOFR + 1.55%), 07/25/2035(a)	3,000,000	2,987,938
OCP CLO Ltd.
Series 2019-16A, Class AR, 5.55% (3 mo. Term SOFR + 1.26%), 04/10/2033(a)	4,458,052	4,457,744
Series 2023-29A, Class BR, 5.84% (3 mo. Term SOFR + 1.55%), 01/20/2036(a)	7,750,000	7,710,039
Palmer Square CLO Ltd., Series 2018-2A, Class A1R, 5.84% (3 mo. Term SOFR + 1.53%), 04/16/2037(a)	2,750,000	2,754,714
Palmer Square Loan Funding Ltd.
Series 2021-3A, Class A2, 5.95% (3 mo. Term SOFR + 1.66%), 07/20/2029(a)	4,500,000	4,501,638
Series 2021-4A, Class A2, 5.96% (3 mo. Term SOFR + 1.66%), 10/15/2029(a)	9,700,000	9,696,921
Series 2022-4A, Class A2R, 5.60% (3 mo. Term SOFR + 1.30%), 07/24/2031(a)	6,000,000	5,966,187

The accompanying notes are an integral part of these financial statements.

12

Aristotle Core Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2024-1A, Class A2, 5.75% (3 mo. Term SOFR + 1.45%), 10/15/2032(a)	$5,950,000	$5,937,178
Series 2024-2A, Class A2, 5.90% (3 mo. Term SOFR + 1.45%), 01/15/2033(a)	12,700,000	12,689,469
TIAA CLO Ltd., Series 2018-1A, Class A2R, 6.04% (3 mo. Term SOFR + 1.75%), 01/20/2032(a)	2,000,000	1,995,969
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $129,722,409)		129,617,705

U.S. GOVERNMENT AGENCY ISSUES - 0.3%
SBA Office of Investments and Innovation, Series 2024-10A, Class 1, 5.04%, 03/10/2034	9,114,458	9,236,289
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $9,114,458)		9,236,289
TOTAL INVESTMENTS - 98.2% (Cost $3,152,852,145)		$3,105,733,677
Other Assets in Excess of Liabilities - 1.8%		56,395,359
TOTAL NET ASSETS - 100.0%		$3,162,129,036

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
USISSO05 - 5 Year US Dollar SOFR Swap Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $683,650,117 or 21.6% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

The accompanying notes are an integral part of these financial statements.

13

Aristotle Floating Rate Income Fund
Schedule of Investments
March 31, 2025

	Par	Value
BANK LOANS - 88.4%
Communications - 1.0%
Speedster Bidco GmbH, Senior Secured First Lien, 8.32% (1 mo. Term SOFR + 3.50%), 10/13/2031	$7,997,554	$7,996,315
StubHub Holdco Sub LLC, Senior Secured First Lien, 9.07% (1 mo. SOFR US + 4.75%), 03/15/2030	7,638,184	7,619,089
Zayo Group Holdings, Inc., Senior Secured First Lien, 7.44% (1 mo. SOFR US + 3.00%), 03/09/2027	29,421,362	27,456,603
		43,072,007
Consumer Discretionary - 17.0%
Allied Universal Holdco LLC, Senior Secured First Lien, 8.27% (1 mo. SOFR US + 3.75%), 05/15/2028	43,137,438	43,140,889
Alterra Mountain Co., Senior Secured First Lien
7.07% (1 mo. SOFR US + 2.75%), 08/17/2028	72,276,085	72,276,085
7.32% (1 mo. SOFR US + 3.00%), 05/31/2030	2,743,125	2,749,983
Anticimex Global AB, Senior Secured First Lien
7.46% (SOFR + 3.15%), 11/16/2028	30,878,806	30,844,067
7.71% (SOFR + 3.40%), 11/16/2028	15,287,213	15,279,569
Caesars Entertainment, Inc., Senior Secured First Lien
6.56% (1 mo. Term SOFR + 3.25%), 02/06/2030	3,656,490	3,641,261
6.56% (3 mo. SOFR US + 2.25%), 02/06/2031	18,112,172	18,021,611
Chariot Buyer LLC, Senior Secured First Lien, 7.77% (1 mo. SOFR US + 3.25%), 11/03/2028	67,620,796	67,073,068
Clarios Global LP, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 01/28/2032	25,125,000	24,789,958
ClubCorp Holdings, Inc., Senior Secured First Lien
9.82% (3 mo. SOFR US + 5.00%), 09/18/2026	86,370,163	86,631,001
9.82% (3 mo. SOFR US + 5.00%), 09/18/2026	2,589,288	2,597,108
CNT Holdings I Corp., Senior Secured First Lien, 6.80% (3 mo. SOFR US + 2.50%), 11/08/2032	15,207,496	15,132,599
Cornerstone Building Brands, Inc., Senior Secured First Lien, 8.82% (1 mo. SOFR US + 4.50%), 05/15/2031	7,891,031	6,552,396

	Par	Value
DK Crown Holdings, Inc., Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 03/04/2032	$4,500,000	$4,477,522
Grant Thornton Advisors Holdings LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 05/30/2031	17,728,365	17,659,136
Great Outdoors Group LLC, Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 01/23/2032	20,783,438	20,765,252
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 7.31% (1 mo. SOFR US + 3.00%), 05/04/2028	32,933,664	32,765,044
PetSmart LLC, Senior Secured First Lien, 8.27% (1 mo. SOFR US + 3.75%), 02/14/2028	24,211,342	23,883,400
PPV Intermediate Holdings II LLC, Senior Secured First Lien
10.06% (3 mo. SOFR US + 5.75%), 08/31/2029	29,824,874	29,787,593
Tacala Investment Corp., Senior Secured First Lien, 7.82% (1 mo. Term SOFR + 3.50%), 01/31/2031	3,500,000	3,503,552
Wand NewCo 3, Inc., Senior Secured First Lien, 6.82% (1 mo. SOFR US + 2.50%), 01/30/2031	58,575,938	57,792,778
Weber-Stephen Products LLC, Senior Secured First Lien
7.80% (1 mo. SOFR US + 3.25%), 10/29/2027	60,082,378	58,329,775
8.77% (1 mo. SOFR US + 4.25%), 10/29/2027	20,692,751	20,216,818
Whatabrands LLC, Senior Secured First Lien, 6.82% (1 mo. SOFR US + 2.50%), 08/03/2028	70,020,597	69,804,584
		727,715,049
Consumer Staples - 2.7%
8th Avenue Food & Provisions, Inc., Senior Secured First Lien
8.30% (1 mo. SOFR US + 3.75%), 10/01/2025	89,656,196	88,160,283
9.30% (1 mo. SOFR US + 4.75%), 10/01/2025	16,580,200	16,317,653
Opal LLC, Senior Secured First Lien, 7.57% (1 mo. Term SOFR + 3.25%), 04/30/2032	10,500,000	10,447,500
		114,925,436
Energy - 0.5%
Traverse Midstream Partners LLC, Senior Secured First Lien, 7.29% (3 mo. SOFR US + 3.00%), 02/16/2028	20,087,102	20,103,875

The accompanying notes are an integral part of these financial statements.

14

Aristotle Floating Rate Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
BANK LOANS - (Continued)
Financials - 21.1%
Accession Risk Management Group, Inc., Senior Secured First Lien
9.04% (3 mo. SOFR US + 4.75%), 11/01/2026	$43,961,750	$43,961,750
9.04% (3 mo. SOFR US + 4.75%), 11/01/2026	3,729,465	3,729,465
9.04% (3 mo. SOFR US + 4.75%), 11/01/2026	2,807,363	2,807,363
9.05% (3 mo. SOFR US + 4.75%), 11/01/2026	8,679,964	8,679,964
9.05% (3 mo. SOFR US + 4.75%), 11/01/2026	1,570,018	1,570,018
9.05% (3 mo. SOFR US + 4.75%), 11/01/2026	2,576,978	2,576,978
9.06% (3 mo. SOFR US + 4.75%), 11/01/2026	355,975	355,975
9.06% (3 mo. SOFR US + 4.75%), 11/01/2026	807,021	807,021
9.06% (3 mo. SOFR US + 4.75%), 11/01/2026	1,686,533	1,686,533
9.04% (3 mo. SOFR US + 4.75%), 10/30/2029	2,003,371	2,003,372
9.04% (3 mo. SOFR US + 4.75%), 10/30/2029	1,818,996	1,818,996
9.05% (3 mo. SOFR US + 4.75%), 10/30/2029	3,131,114	3,131,114
9.05% (3 mo. SOFR US + 4.75%), 10/30/2029	807,115	807,115
9.06% (3 mo. SOFR US + 4.75%), 10/30/2029	3,951,529	3,951,529
9.06% (3 mo. SOFR US + 4.75%), 10/30/2029	2,364,774	2,364,774
9.26% (3 mo. SOFR US + 4.75%), 10/30/2029	163,035	163,035
9.77% (3 mo. SOFR US + 4.75%), 10/30/2029	6,320	6,320
Acrisure LLC, Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 11/06/2030	73,104,220	72,777,809
Alliant Holdings Intermediate LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 09/19/2031	55,872,425	55,593,063
Amynta Agency Borrower, Inc., Senior Secured First Lien
7.29% (3 mo. SOFR US + 3.00%), 12/29/2031	13,301,426	13,194,748
7.29% (3 mo. SOFR US + 3.00%), 12/29/2031	4,653,574	4,616,253
Apex Group Treasury LLC, Senior Secured First Lien, 7.82% (3 mo. SOFR US + 3.50%), 02/27/2032	75,046,322	74,905,985
Arcline FM Holdings, Senior Secured First Lien, 8.07% (1 mo. SOFR US + 3.50%), 06/24/2030	15,051,846	15,006,690

	Par	Value
Ardonagh Group Finco Pty Ltd., Senior Secured First Lien, 7.08% (6 mo. Term SOFR + 3.75%), 02/18/2031	$28,000,000	$27,685,000
Ascensus Holdings, Inc., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 08/02/2028	23,250,000	23,140,958
AssuredPartners, Inc., Senior Secured First Lien, 7.82% (1 mo. Term SOFR + 3.50%), 02/14/2031	49,201,040	49,314,202
BroadStreet Partners, Inc., Senior Secured First Lien
7.32% (1 mo. SOFR US + 3.00%), 06/16/2031	79,671,632	79,081,266
7.32% (1 mo. SOFR US + 3.00%), 06/16/2031	7,786,572	7,728,874
Citrin Cooperman Advisors, Senior Secured First Lien
7.32% (3 mo. SOFR US + 3.00%), 03/06/2032	12,212,121	12,139,642
7.32% (3 mo. SOFR US + 3.00%), 03/08/2032	787,879	783,203
CoreLogic, Inc., Senior Secured First Lien, 8.05% (1 mo. SOFR US + 3.50%), 06/02/2028	78,898,980	77,584,128
Deerfield Dakota Holding LLC, Senior Secured Second Lien, 11.57% (3 mo. SOFR US + 6.75%), 04/10/2028	65,831,490	63,239,704
Deerfield Dakota Holding LLC, Senior Secured First Lien, 8.05% (3 mo. SOFR US + 3.75%), 04/09/2027	31,352,024	29,826,905
FNZ USA FinCo LLC, Senior Secured First Lien, 9.29% (3 mo. SOFR US + 5.00%), 11/05/2031	34,500,000	31,912,500
Goosehead Insurance Holdings LLC, Senior Secured First Lien, 7.82% (1 mo. Term SOFR + 3.50%), 01/08/2032	9,911,530	9,948,698
Howden Group Holdings Ltd., Senior Secured First Lien, 7.82% (1 mo. SOFR US + 3.50%), 04/18/2030	13,653,180	13,665,945
HUB International Ltd., Senior Secured First Lien, 6.79% (3 mo. SOFR US + 2.50%), 06/20/2030	16,708,125	16,657,165
IMA Financial Group, Inc., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 11/01/2028	45,649,803	45,464,464
Summit Acquisition, Inc., Senior Secured First Lien, 8.07% (3 mo. SOFR US + 3.75%), 10/16/2031	5,493,512	5,500,378
TIH Insurance Holdings LLC, Senior Secured Second Lien, 9.05% (3 mo. SOFR US + 4.75%), 05/06/2032	82,000,000	82,948,330

The accompanying notes are an integral part of these financial statements.

15

Aristotle Floating Rate Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
BANK LOANS - (Continued)
Financials - (Continued)
TIH Insurance Holdings LLC, Senior Secured First Lien, 7.08% (3 mo. Term SOFR + 2.75%), 05/06/2031	$10,000,000	$9,950,000
USI, Inc./NY, Senior Secured First Lien, 6.55% (3 mo. SOFR US + 2.25%), 11/23/2029	748,120	741,926
		903,829,158
Health Care - 5.5%
Bausch + Lomb Corp., Senior Secured First Lien
7.77% (1 mo. SOFR US + 3.25%), 05/10/2027	73,356,803	73,191,016
8.32% (1 mo. SOFR US + 4.00%), 09/29/2028	44,297,900	44,242,750
Curium Bidco Sarl, Senior Secured First Lien
7.80% (3 mo. SOFR US + 3.50%), 07/31/2029	10,584,208	10,584,208
7.80% (3 mo. SOFR US + 3.50%), 07/31/2029	7,094,210	7,094,210
7.80% (3 mo. SOFR US + 3.50%), 07/31/2029	3,152,141	3,152,141
Medline Borrower LP, Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 10/23/2028	3,470,708	3,468,053
Pathway Vet Alliance LLC, Senior Secured First Lien
8.60% (3 mo. SOFR US + 3.75%), 03/31/2027	39,353,753	32,362,362
9.33% (1 mo. SOFR US + 5.00%), 06/30/2028	5,974,733	6,044,637
Southern Veterinary Partners LLC, Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 12/04/2031	55,305,852	55,217,086
		235,356,463
Industrials - 21.4%
Apple Bidco LLC, Senior Secured First Lien, 6.82% (1 mo. SOFR US + 2.50%), 09/23/2031	73,081,611	72,636,179
BCPE Empire Holdings, Inc., Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 12/26/2030	45,479,966	44,911,466
Bleriot US Bidco, Inc., Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 10/17/2030	7,757,468	7,709,604
Brown Group Holding LLC, Senior Secured First Lien
6.79% (3 mo. SOFR US + 2.50%), 07/01/2031	951,143	946,540

	Par	Value
6.81% (3 mo. SOFR US + 2.50%), 07/01/2031	$451,341	$449,156
6.82% (1 mo. SOFR US + 2.50%), 07/01/2031	585,022	582,190
Crosby US Acquisition Corp., Senior Secured First Lien, 7.82% (1 mo. SOFR US + 3.50%), 08/16/2029	60,607,552	60,729,676
Dynasty Acquisition Co., Inc., Senior Secured First Lien
6.32% (1 mo. SOFR US + 2.00%), 10/31/2031	7,973,959	7,961,281
6.32% (1 mo. SOFR US + 2.00%), 10/31/2031	20,963,796	20,930,464
Engineered Machinery Holdings, Inc., Senior Secured Second Lien
10.82% (3 mo. SOFR US + 6.00%), 05/21/2029	16,010,679	16,090,812
11.32% (3 mo. SOFR US + 6.50%), 05/21/2029	9,985,275	10,035,201
FCG Acquisitions, Inc., Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 04/03/2028	16,739,270	16,639,839
Filtration Group Corp., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 10/24/2028	64,053,792	64,079,093
GFL ES US LLC, Senior Secured First Lien, 6.82% (3 mo. SOFR US + 2.50%), 03/03/2032	14,750,000	14,639,375
Gloves Buyer, Inc., Senior Secured First Lien, 8.30% (1 mo. Term SOFR + 4.00%), 01/20/2032	2,025,000	1,952,434
Goat Holdco LLC, Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 01/27/2032	41,302,000	41,078,350
Icebox Holdco III, Inc., Senior Secured Second Lien, 11.57% (3 mo. SOFR US + 6.75%), 12/24/2029	26,439,641	26,704,037
Kaman Corp., Senior Secured First Lien
7.03% (6 mo. SOFR US + 2.75%), 02/26/2032	26,043,103	25,728,373
7.07% (3 mo. SOFR US + 2.75%), 02/26/2032	26,043,103	25,728,373
7.30% (1 mo. Term SOFR + 2.75%), 02/26/2032	4,913,793	4,854,410
Kenan Advantage Group, Inc., Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 01/25/2029	26,200,708	26,129,704
Lasership, Inc., Senior Secured First Lien
6.32% (3 mo. SOFR US + 1.50%), 08/10/2029	13,963	13,963
6.06% (includes 0.00% PIK) (3 mo. SOFR US + 1.50%), 08/10/2029	214	214

The accompanying notes are an integral part of these financial statements.

16

Aristotle Floating Rate Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
BANK LOANS - (Continued)
Industrials - (Continued)
Madison IAQ, Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 03/29/2032	$18,750,000	$18,597,656
Pro Mach Group, Inc., Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 08/31/2028	19,556,634	19,527,104
Radwell Parent LLC, Senior Secured First Lien
9.80% (3 mo. SOFR US + 5.50%), 04/01/2029	42,225,506	42,225,506
11.95% (1 mo. Term SOFR + 6.53%), 04/01/2029	866,720	866,720
Roper Industrial Products Investment Co., Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 11/23/2029	60,840,777	60,607,148
Signia Aerospace LLC, Senior Secured First Lien
7.32% (3 mo. SOFR US + 3.00%), 12/11/2031	15,992,308	15,932,337
7.32% (3 mo. SOFR US + 3.00%), 12/11/2031	13,084,615	13,035,548
7.67% (3 mo. Term SOFR + 3.00%), 12/11/2031	2,423,077	2,413,990
Spirit AeroSystems, Inc., Senior Secured First Lien, 8.79% (3 mo. SOFR US + 4.50%), 01/15/2027	15,656,089	15,695,230
SPX FLOW, Inc., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 04/05/2029	6,568,540	6,563,909
Star US Bidco LLC, Senior Secured First Lien, 8.07% (1 mo. SOFR US + 3.75%), 03/17/2027	17,948,294	17,967,948
STS Operating, Inc., Senior Secured First Lien, 8.42% (1 mo. SOFR US + 4.00%), 03/25/2031	10,179,314	9,793,976
Titan Acquisition Ltd./Canada, Senior Secured First Lien, 8.78% (6 mo. SOFR US + 4.50%), 02/15/2029	37,581,423	37,467,927
TK Elevator US Newco, Inc., Senior Secured First Lien
7.74% (6 mo. SOFR US + 3.50%), 04/30/2030	22,862,163	22,829,356
7.74% (6 mo. SOFR US + 3.50%), 04/30/2030	13,132,616	13,113,770
8.57% (1 mo. Term SOFR + 3.00%), 04/30/2030	7,750,000	7,738,879
TransDigm, Inc., Senior Secured First Lien
7.08% (3 mo. Term SOFR + 2.75%), 08/24/2028	3,512,053	3,514,985
7.05% (3 mo. SOFR US + 2.75%), 03/22/2030	26,555,841	26,543,890

	Par	Value
6.80% (3 mo. SOFR US + 2.50%), 02/28/2031	$40,990,902	$40,811,567
6.83% (3 mo. SOFR US + 2.50%), 01/20/2032	50,618,125	50,413,881
		916,192,061
Materials - 3.3%
Charter Next Generation, Inc., Senior Secured First Lien, 7.31% (1 mo. SOFR US + 3.00%), 12/02/2030	14,740,851	14,737,903
Pregis TopCo LLC, Senior Secured First Lien
8.32% (1 mo. SOFR US + 4.00%), 07/31/2026	18,951,593	18,982,105
8.55% (1 mo. SOFR US + 4.00%), 07/31/2026	10,748,660	10,767,147
Pretium PKG Holdings, Inc., Senior Secured First Lien
8.19% (includes 0.00% PIK) (3 mo. SOFR US + 3.90%), 10/02/2028	28,335	16,334
8.19% (includes 0.00% PIK) (3 mo. SOFR US + 3.90%), 10/02/2028	56	32
Proampac PG Borrower LLC, Senior Secured First Lien
8.30% (3 mo. SOFR US + 4.00%), 09/15/2028	10,531,534	10,487,670
8.32% (3 mo. SOFR US + 4.00%), 09/15/2028	6,827,425	6,798,989
Quikrete Holdings, Inc., Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 02/10/2032	14,500,000	14,355,435
Trident TPI Holdings, Inc., Senior Secured First Lien, 8.05% (6 mo. SOFR US + 3.75%), 09/18/2028	22,586,743	21,866,790
Windsor Holdings III LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 08/01/2030	45,833,238	45,441,823
		143,454,228
Technology - 15.9%
Applied Systems, Inc., Senior Secured Second Lien, 8.83% (3 mo. SOFR US + 4.50%), 02/23/2032	82,500,000	84,481,650
AthenaHealth Group, Inc., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 02/15/2029	22,250,000	22,027,500
Avalara, Inc., Senior Secured First Lien, 7.57% (1 mo. Term SOFR + 3.25%), 03/29/2032	18,500,000	18,450,883
BCPE Pequod Buyer, Inc., Senior Secured First Lien, 7.79% (3 mo. SOFR US + 3.50%), 11/25/2031	6,875,000	6,862,109
Central Parent LLC, Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 07/06/2029	17,478,428	15,053,296

The accompanying notes are an integral part of these financial statements.

17

Aristotle Floating Rate Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
BANK LOANS - (Continued)
Technology - (Continued)
Ellucian Holdings, Inc., Senior Secured Second Lien, 9.07% (1 mo. SOFR US + 4.75%), 11/22/2032	$68,989,899	$70,096,497
Ellucian Holdings, Inc., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 10/29/2029	22,617,661	22,607,596
Epicor Software Corp., Senior Secured First Lien, 7.07% (1 mo. Term SOFR + 2.75%), 05/30/2031	65,642,704	65,545,881
Polaris Newco LLC, Senior Secured First Lien, 8.42% (3 mo. SOFR US + 3.75%), 06/05/2028	81,553,271	78,260,965
Project Boost Purchaser LLC, Senior Secured Second Lien, 9.55% (3 mo. SOFR US + 5.25%), 07/16/2032	26,030,894	26,095,971
Project Boost Purchaser LLC, Senior Secured First Lien, 7.30% (3 mo. SOFR US + 3.00%), 07/16/2031	10,902,411	10,853,841
RealPage, Inc., Senior Secured First Lien
7.56% (3 mo. SOFR US + 3.00%), 04/24/2028	40,410,605	39,928,304
8.05% (3 mo. SOFR US + 3.75%), 04/24/2028	45,840,451	45,926,402
Starlight Parent LLC, Senior Secured First Lien, 8.32% (1 mo. Term SOFR + 4.00%), 04/30/2032	3,375,000	3,282,204
Tempo Acquisition LLC, Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 08/31/2028	24,937,500	24,773,910
UKG, Inc., Senior Secured First Lien, 7.30% (3 mo. SOFR US + 3.00%), 02/10/2031	148,266,693	148,119,168
		682,366,177
TOTAL BANK LOANS (Cost $3,804,057,184)		3,787,014,454
	Shares
EXCHANGE TRADED FUNDS - 5.3%
Invesco Senior Loan ETF	3,697,377	76,535,704
iShares iBoxx $ High Yield Corporate Bond ETF	265,823	20,970,776
SPDR Blackstone Senior Loan ETF	1,744,127	71,735,943
SPDR Bloomberg High Yield Bond ETF	261,272	24,899,222
SPDR Bloomberg Short Term High Yield Bond ETF	1,360,882	34,239,791
TOTAL EXCHANGE TRADED FUNDS (Cost $226,653,295)		228,381,436

	Par	Value
CORPORATE BONDS - 3.5%
Consumer Discretionary - 1.2%
Allied Universal Holdco LLC, 7.88%, 02/15/2031(a)	$22,300,000	$22,602,611
Wand NewCo 3, Inc., 7.63%, 01/30/2032(a)	30,218,625	30,952,255
		53,554,866
Financials - 2.3%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 10/15/2027(a)	69,496,000	69,296,894
7.38%, 10/01/2032(a)	27,535,000	27,690,353
		96,987,247
TOTAL CORPORATE BONDS (Cost $150,074,711)		150,542,113
TOTAL INVESTMENTS - 97.2% (Cost $4,180,785,190)		$4,165,938,003
Other Assets in Excess of Liabilities - 2.8%		118,339,287
TOTAL NET ASSETS - 100.0%		$4,284,277,290

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $150,542,113 or 3.5% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

18

Aristotle High Yield Bond Fund
Schedule of Investments
March 31, 2025

	Par	Value
CORPORATE BONDS - 84.7%
Communications - 8.6%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 06/01/2029(a)	$265,000	$256,642
6.38%, 09/01/2029(a)	240,000	239,472
4.75%, 03/01/2030(a)	865,000	803,050
4.25%, 02/01/2031(a)	850,000	753,944
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029(a)	975,000	890,154
CSC Holdings LLC
11.75%, 01/31/2029(a)	850,000	824,897
3.38%, 02/15/2031(a)	200,000	143,452
DISH Network Corp., 11.75%, 11/15/2027(a)	1,050,000	1,106,387
EchoStar Corp., 10.75%, 11/30/2029	400,000	420,661
Frontier Communications Holdings LLC
5.00%, 05/01/2028(a)	425,000	419,673
8.63%, 03/15/2031(a)	700,000	746,280
Level 3 Financing, Inc.
10.50%, 05/15/2030(a)	282,000	303,571
4.00%, 04/15/2031(a)	425,000	320,875
Univision Communications, Inc.
8.00%, 08/15/2028(a)	475,000	476,928
8.50%, 07/31/2031(a)	800,000	782,484
Vmed O2 UK Financing I PLC, 4.75%, 07/15/2031(a)	520,000	452,577
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031(a)	700,000	713,347
		9,654,394
Consumer Discretionary - 16.8%
1011778 BC ULC / New Red Finance, Inc.
3.50%, 02/15/2029(a)	665,000	615,251
6.13%, 06/15/2029(a)	175,000	176,275
4.00%, 10/15/2030(a)	600,000	543,522
Allied Universal Holdco LLC, 7.88%, 02/15/2031(a)	1,825,000	1,849,765
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(a)	705,000	690,457
Boyd Gaming Corp., 4.75%, 06/15/2031(a)	862,000	795,692
Caesars Entertainment, Inc., 4.63%, 10/15/2029(a)	950,000	873,935
Churchill Downs, Inc., 6.75%, 05/01/2031(a)	350,000	353,195
Clarios Global LP / Clarios US Finance Co., 6.75%, 02/15/2030(a)	475,000	479,940
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029(a)	450,000	374,857
CP Atlas Buyer, Inc., 7.00%, 12/01/2028(a)	450,000	356,303

	Par	Value
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/2029(a)	$325,000	$299,587
6.75%, 01/15/2030(a)	230,000	199,097
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029(a)	485,000	445,117
Garda World Security Corp.
8.25%, 08/01/2032(a)	350,000	342,095
8.38%, 11/15/2032(a)	775,000	762,844
Grupo Aeromexico SAB de CV, 8.63%, 11/15/2031(a)	325,000	313,586
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
4.88%, 07/01/2031(a)	220,000	193,386
6.63%, 01/15/2032(a)	475,000	471,078
LGI Homes, Inc., 7.00%, 11/15/2032(a)	700,000	663,197
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)	3,370,000	2,587,711
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/2031(a)	425,000	401,832
Saks Global Enterprises LLC, 11.00%, 12/15/2029(a)	475,000	385,457
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029(a)	475,000	450,437
Six Flags Entertainment Corp., 7.25%, 05/15/2031(a)	350,000	351,568
Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp., 5.25%, 07/15/2029	475,000	449,935
Veritiv Operating Co., 10.50%, 11/30/2030(a)	650,000	689,049
Viking Cruises Ltd.
6.25%, 05/15/2025(a)	315,000	315,298
9.13%, 07/15/2031(a)	425,000	454,328
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(a)	50,000	49,262
Wand NewCo 3, Inc., 7.63%, 01/30/2032(a)	1,059,275	1,084,991
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.13%, 02/15/2031(a)	835,000	864,630
6.25%, 03/15/2033(a)	100,000	97,488
		18,981,165
Consumer Staples - 5.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 03/15/2029(a)	1,950,000	1,796,666
Chobani Holdco II LLC, 8.75% (includes 9.50% PIK), 10/01/2029(a)	475,000	517,494
Fiesta Purchaser, Inc.
7.88%, 03/01/2031(a)	390,000	403,034
9.63%, 09/15/2032(a)	700,000	721,094

The accompanying notes are an integral part of these financial statements.

19

Aristotle High Yield Bond Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer Staples - (Continued)
Opal Bidco SAS, 6.50%, 03/31/2032(a)	$300,000	$300,000
Post Holdings, Inc., 6.38%, 03/01/2033(a)	575,000	566,844
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
6.25%, 04/01/2029(a)	400,000	399,277
4.38%, 04/30/2029(a)	425,000	407,108
US Foods, Inc., 5.75%, 04/15/2033(a)	125,000	121,914
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031(a)	850,000	789,801
		6,023,232
Energy - 9.4%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029(a)	400,000	407,114
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.38%, 06/15/2029(a)	835,000	816,764
6.63%, 02/01/2032(a)	25,000	25,438
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032(a)	650,000	653,145
Civitas Resources, Inc., 8.63%, 11/01/2030(a)	425,000	438,835
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031(a)	215,000	206,424
7.50%, 12/15/2033(a)	600,000	632,630
Enerflex Ltd., 9.00%, 10/15/2027(a)	1,057,000	1,085,372
Energy Transfer LP, 7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054	1,200,000	1,219,377
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 05/15/2033	675,000	680,823
Sunoco LP, 7.25%, 05/01/2032(a)	500,000	516,806
Transocean, Inc., 8.50%, 05/15/2031(a)	725,000	705,120
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033(a)	550,000	473,803
Venture Global LNG, Inc.
8.13%, 06/01/2028(a)	325,000	332,298
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual(a)	700,000	664,845
9.88%, 02/01/2032(a)	1,135,000	1,206,176
Vital Energy, Inc., 7.88%, 04/15/2032(a)	575,000	535,836
		10,600,806
Financials - 10.5%
Acrisure LLC / Acrisure Finance, Inc.
6.00%, 08/01/2029(a)	300,000	287,786
7.50%, 11/06/2030(a)	1,775,000	1,807,048
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.50%, 10/01/2031(a)	1,075,000	1,056,654

	Par	Value
7.38%, 10/01/2032(a)	$375,000	$377,116
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032(a)	650,000	662,440
AssuredPartners, Inc., 5.63%, 01/15/2029(a)	425,000	424,376
Banco Mercantil del Norte SA/Grand Cayman, 6.63% to 01/24/2032 then 10 yr. CMT Rate + 5.03%, Perpetual(a)	300,000	268,757
Boost Newco Borrower LLC, 7.50%, 01/15/2031(a)	510,000	531,260
BroadStreet Partners, Inc., 5.88%, 04/15/2029(a)	500,000	481,018
CoreLogic, Inc., 4.50%, 05/01/2028(a)	785,000	731,685
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC
7.25%, 02/15/2031(a)	400,000	404,132
8.13%, 02/15/2032(a)	925,000	935,645
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(a)	125,000	115,592
Iron Mountain, Inc.
4.88%, 09/15/2029(a)	405,000	386,951
4.50%, 02/15/2031(a)	75,000	68,823
6.25%, 01/15/2033(a)	125,000	123,885
OneMain Finance Corp.
3.88%, 09/15/2028	415,000	384,060
5.38%, 11/15/2029	195,000	185,669
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(a)	1,700,000	1,733,288
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032(a)	450,000	453,931
UBS Group AG, 7.13% to 02/10/2035 then USISSO05 + 3.18%, Perpetual(a)	500,000	493,058
		11,913,174
Health Care - 2.7%
1261229 BC Ltd., 10.00%, 04/15/2032(a)	225,000	223,864
Bausch Health Cos., Inc.
6.13%, 02/01/2027(a)	125,000	126,828
5.75%, 08/15/2027(a)	125,000	124,859
4.88%, 06/01/2028(a)	150,000	121,299
Charles River Laboratories International, Inc., 4.00%, 03/15/2031(a)	350,000	313,517
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031(a)	555,000	439,378
10.88%, 01/15/2032(a)	200,000	197,284
Medline Borrower LP, 3.88%, 04/01/2029(a)	750,000	701,564
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029(a)	25,000	25,350

The accompanying notes are an integral part of these financial statements.

20

Aristotle High Yield Bond Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Health Care - (Continued)
Tenet Healthcare Corp.
4.63%, 06/15/2028	$75,000	$72,463
4.25%, 06/01/2029	125,000	117,886
4.38%, 01/15/2030	615,000	577,154
		3,041,446
Industrials - 13.1%
BWX Technologies, Inc., 4.13%, 04/15/2029(a)	885,000	827,208
Chart Industries, Inc.
7.50%, 01/01/2030(a)	625,000	648,997
9.50%, 01/01/2031(a)	600,000	640,979
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030(a)	510,000	510,864
6.75%, 07/15/2031(a)	400,000	403,051
EquipmentShare.com, Inc., 9.00%, 05/15/2028(a)	500,000	518,637
GFL Environmental, Inc.
3.50%, 09/01/2028(a)	200,000	189,185
4.75%, 06/15/2029(a)	375,000	361,187
4.38%, 08/15/2029(a)	1,200,000	1,133,005
Goat Holdco LLC, 6.75%, 02/01/2032(a)	825,000	808,207
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029(a)	425,000	426,320
Madison IAQ LLC, 5.88%, 06/30/2029(a)	400,000	378,262
Oregon Tool Lux LP, 7.88%, 10/15/2029(a)	642,447	385,458
Regal Rexnord Corp., 6.40%, 04/15/2033	875,000	908,642
Sensata Technologies, Inc.
4.38%, 02/15/2030(a)	300,000	277,432
3.75%, 02/15/2031(a)	350,000	306,054
Spirit AeroSystems, Inc.
9.38%, 11/30/2029(a)	475,000	507,313
9.75%, 11/15/2030(a)	625,000	690,684
SPX FLOW, Inc., 8.75%, 04/01/2030(a)	1,750,000	1,800,361
TK Elevator Holdco GmbH, 7.63%, 07/15/2028(a)	680,000	681,499
TK Elevator US Newco, Inc., 5.25%, 07/15/2027(a)	435,000	427,139
TransDigm, Inc.
6.75%, 08/15/2028(a)	325,000	330,153
6.38%, 03/01/2029(a)	525,000	531,009
4.88%, 05/01/2029	190,000	180,631
6.88%, 12/15/2030(a)	175,000	178,998
7.13%, 12/01/2031(a)	275,000	283,274
6.63%, 03/01/2032(a)	100,000	101,399
6.00%, 01/15/2033(a)	350,000	344,884
		14,780,832

	Par	Value
Materials - 9.8%
Calderys Financing II LLC, 11.75% (includes 12.50% PIK), 06/01/2028(a)	$700,000	$695,651
Celanese US Holdings LLC, 6.75%, 04/15/2033	125,000	121,463
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030(a)	475,000	482,049
6.75%, 04/15/2032(a)	250,000	251,932
Herens Holdco Sarl, 4.75%, 05/15/2028(a)	375,000	337,816
Iris Holding, Inc., 10.00%, 12/15/2028(a)	345,000	308,467
LABL, Inc.
5.88%, 11/01/2028(a)	735,000	579,793
9.50%, 11/01/2028(a)	25,000	21,168
8.63%, 10/01/2031(a)	1,075,000	802,068
Magnera Corp., 7.25%, 11/15/2031(a)	475,000	462,557
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027(a)	75,000	73,594
9.25%, 04/15/2027(a)	965,000	911,465
Novelis Corp.
4.75%, 01/30/2030(a)	335,000	312,667
3.88%, 08/15/2031(a)	425,000	369,897
Olympus Water US Holding Corp., 7.25%, 06/15/2031(a)	1,225,000	1,203,679
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(a)	500,000	488,750
Perenti Finance Pty Ltd.
6.50%, 10/07/2025(a)	128,313	128,353
7.50%, 04/26/2029(a)	200,000	206,425
Quikrete Holdings, Inc.
6.38%, 03/01/2032(a)	100,000	100,717
6.75%, 03/01/2033(a)	375,000	373,635
Sealed Air Corp., 6.88%, 07/15/2033(a)	1,475,000	1,544,909
Standard Building Solutions, Inc., 6.50%, 08/15/2032(a)	325,000	325,279
Standard Industries, Inc./NY
4.38%, 07/15/2030(a)	145,000	133,910
3.38%, 01/15/2031(a)	375,000	326,357
Windsor Holdings III LLC, 8.50%, 06/15/2030(a)	475,000	490,738
		11,053,339
Technology - 4.0%
Amentum Holdings, Inc., 7.25%, 08/01/2032(a)	600,000	590,858
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029(a)	925,000	801,475
CommScope LLC, 9.50%, 12/15/2031(a)	485,000	499,996
Ellucian Holdings, Inc., 6.50%, 12/01/2029(a)	925,000	911,984
Open Text Holdings, Inc., 4.13%, 12/01/2031(a)	440,000	389,175

The accompanying notes are an integral part of these financial statements.

21

Aristotle High Yield Bond Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Technology - (Continued)
Rackspace Finance LLC, 3.50%, 05/15/2028(a)	$185,500	$76,483
UKG, Inc., 6.88%, 02/01/2031(a)	1,275,000	1,294,347
		4,564,318
Utilities - 4.5%
Calpine Corp., 5.13%, 03/15/2028(a)	590,000	581,037
NRG Energy, Inc.
3.63%, 02/15/2031(a)	750,000	664,805
6.25%, 11/01/2034(a)	300,000	295,587
PG&E Corp.
5.25%, 07/01/2030	865,000	831,323
7.38% to 03/15/2030 then 5 yr. CMT Rate + 3.88%, 03/15/2055	50,000	49,268
Vistra Corp., 8.00% to 10/15/2026 then 5 yr. CMT Rate + 6.93%, Perpetual(a)	350,000	360,356
Vistra Operations Co. LLC
4.38%, 05/01/2029(a)	625,000	594,029
7.75%, 10/15/2031(a)	100,000	104,813
6.88%, 04/15/2032(a)	250,000	255,023
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029(a)	1,075,000	1,058,613
8.63%, 03/15/2033(a)	300,000	292,123
		5,086,977
TOTAL CORPORATE BONDS (Cost $97,175,100)		95,699,683
BANK LOANS - 6.9%
Consumer Discretionary - 0.2%
CP Atlas Buyer, Inc., Senior Secured First Lien, 8.17% (1 mo. SOFR US + 3.75%), 11/23/2027	249,739	231,914
Industrials - 3.4%
Engineered Machinery Holdings, Inc., Senior Secured Second Lien
10.82% (3 mo. SOFR US + 6.00%), 05/21/2029	400,000	402,002
11.32% (3 mo. SOFR US + 6.50%), 05/21/2029	478,568	480,961
Icebox Holdco III, Inc., Senior Secured Second Lien, 11.57% (3 mo. SOFR US + 6.75%), 12/24/2029	500,000	505,000
Oregon Tool Lux LP, Senior Secured Second Lien, 8.32% (1 mo. Term SOFR + 4.00%), 10/15/2029	861,688	640,880
Roper Industrial Products Investment Co., Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 11/23/2029	491,306	489,419

	Par	Value
SPX FLOW, Inc., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 04/05/2029	$500,000	$499,648
STS Operating, Inc., Senior Secured First Lien, 8.42% (1 mo. SOFR US + 4.00%), 03/25/2031	397,605	382,554
TK Elevator US Newco, Inc., Senior Secured First Lien
7.74% (6 mo. SOFR US + 3.50%), 04/30/2030	314,412	313,961
7.74% (6 mo. SOFR US + 3.50%), 04/30/2030	180,606	180,347
		3,894,772
Materials - 1.1%
Iris Holding, Inc., Senior Secured First Lien
9.14% (3 mo. SOFR US + 4.75%), 06/28/2028	381,164	361,153
9.24% (3 mo. SOFR US + 4.75%), 06/28/2028	362,106	343,096
Pregis TopCo LLC, Senior Secured First Lien, 8.32% (1 mo. SOFR US + 4.00%), 07/31/2026	490,933	491,723
		1,195,972
Technology - 2.2%
Applied Systems, Inc., Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 02/24/2031	493,769	494,179
Ellucian Holdings, Inc., Senior Secured Second Lien, 9.07% (1 mo. SOFR US + 4.75%), 11/22/2032	500,000	508,020
Epicor Software Corp., Senior Secured First Lien, 7.07% (1 mo. Term SOFR + 2.75%), 05/30/2031	497,500	496,766
Polaris Newco LLC, Senior Secured First Lien, 8.42% (3 mo. SOFR US + 3.75%), 06/05/2028	488,608	468,882
UKG, Inc., Senior Secured First Lien, 7.30% (3 mo. SOFR US + 3.00%), 02/10/2031	493,672	493,181
		2,461,028
TOTAL BANK LOANS (Cost $7,821,172)		7,783,686
COLLATERALIZED LOAN OBLIGATIONS - 3.5%
Aimco CDO, Series 2019-10A, Class ERR, 9.94% (3 mo. Term SOFR + 5.65%), 07/22/2037(a)	250,000	252,475
Clover CLO, Series 2018-1A, Class ERR, 10.69% (3 mo. Term SOFR + 6.40%), 04/20/2037(a)	250,000	252,814
Eaton Vance Management, Series 2020-1A, Class ERR, 10.55% (3 mo. Term SOFR + 6.25%), 10/15/2037(a)	500,000	502,645

The accompanying notes are an integral part of these financial statements.

22

Aristotle High Yield Bond Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
OHA Credit Partners Ltd., Series 2012-7A, Class ER4, 8.82% (3 mo. Term SOFR + 4.50%), 02/20/2038(a)	$500,000	$490,850
OHA Loan Funding Ltd., Series 2016-1A, Class ER2, 9.99% (3 mo. Term SOFR + 5.70%), 07/20/2037(a)	1,000,000	1,010,502
RR Ltd./Cayman Islands
Series 2020-8A, Class DR, 10.55% (3 mo. Term SOFR + 6.25%), 07/15/2037(a)	500,000	502,684
Series 2024-30A, Class D, 10.05% (3 mo. Term SOFR + 5.75%), 07/15/2036(a)	500,000	505,525
Trimaran CAVU LLC, Series 2021-3A, Class E, 11.92% (3 mo. Term SOFR + 7.63%), 01/18/2035(a)	500,000	492,144
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $4,001,681)		4,009,639
	Shares
COMMON STOCKS - 0.1%
Industrials - 0.1%
Chart Industries, Inc.(b)	1,083	156,342
TOTAL COMMON STOCKS (Cost $132,813)		156,342
TOTAL INVESTMENTS - 95.2% (Cost $109,130,766)		$107,649,350
Other Assets in Excess of Liabilities - 4.8%		5,368,760
TOTAL NET ASSETS - 100.0%		$113,018,110

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
USISSO05 - 5 Year US Dollar SOFR Swap Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $93,509,967 or 82.7% of the Fund’s net assets.

(b)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

23

Aristotle Short Duration Income Fund
Schedule of Investments
March 31, 2025

	Par	Value
CORPORATE BONDS - 48.7%
Communications - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.15%, 11/10/2026	$3,000,000	$3,061,764
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(a)	901,800	904,183
		3,965,947
Consumer Discretionary - 6.5%
Air Canada, Series 2017-1, 3.30%, 01/15/2030(a)	1,617,960	1,506,760
American Airlines Group, Inc.
3.60%, 09/22/2027	5,383,373	5,191,627
Series 2013-1, 4.00%, 07/15/2025	521,721	518,197
Series 2013-1, 3.95%, 11/15/2025	1,269,045	1,257,941
Series 2016-3, 3.00%, 10/15/2028	5,863,849	5,529,258
Series 2016-3, 3.25%, 10/15/2028	4,546,075	4,233,191
British Airways 2019-1 Class A Pass Through Trust, Series PTT, 3.35%, 06/15/2029(a)	2,766,850	2,639,729
Darden Restaurants, Inc., 4.35%, 10/15/2027	1,500,000	1,489,366
Delta Air Lines, Inc., Series 2015-1, 3.63%, 07/30/2027	1,245,812	1,210,649
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/2025(a)	1,499,833	1,494,772
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	4,200,000	4,150,260
2.70%, 08/10/2026	1,775,000	1,712,179
General Motors Financial Co., Inc., 5.55%, 07/15/2029	7,250,000	7,310,114
Hyatt Hotels Corp., 5.05%, 03/30/2028	1,250,000	1,255,944
Hyundai Capital America
4.85%, 03/25/2027(a)	1,350,000	1,350,282
4.88%, 11/01/2027(a)	5,600,000	5,613,853
Las Vegas Sands Corp., 5.90%, 06/01/2027	3,150,000	3,201,653
Marriott International, Inc./MD, 5.55%, 10/15/2028	5,000,000	5,144,517
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	1,196,916	1,179,658
United Airlines, Inc.
Series 2016-1B, 3.65%, 01/07/2026	300,347	294,209
Series AA, 3.10%, 07/07/2028	2,467,176	2,339,099
		58,623,258
Consumer Staples - 1.3%
Bacardi Ltd. / Bacardi-Martini BV, 5.25%, 01/15/2029(a)	3,000,000	3,023,623
Coca-Cola Consolidated, Inc., 5.25%, 06/01/2029	1,100,000	1,124,496

	Par	Value
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
2.50%, 01/15/2027	$2,700,000	$2,598,119
5.13%, 02/01/2028	2,000,000	2,021,573
Mars, Inc., 4.60%, 03/01/2028(a)	3,200,000	3,213,466
		11,981,277
Energy - 2.4%
Energy Transfer LP
5.55%, 02/15/2028	3,500,000	3,583,597
6.10%, 12/01/2028	1,500,000	1,566,517
5.25%, 07/01/2029	3,500,000	3,552,293
ONEOK, Inc., 4.25%, 09/24/2027	3,125,000	3,098,039
Petroleos Mexicanos, 6.50%, 03/13/2027	4,000,000	3,915,924
Targa Resources Corp., 6.15%, 03/01/2029	3,550,000	3,713,265
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029(a)	2,200,000	2,038,168
		21,467,803
Financials - 19.5%
Air Lease Corp.
5.85%, 12/15/2027	3,000,000	3,089,993
5.30%, 02/01/2028	2,000,000	2,035,011
Atlas Warehouse Lending Co. LP, 6.05%, 01/15/2028(a)	5,250,000	5,298,086
Aviation Capital Group LLC, 4.75%, 04/14/2027(a)	3,100,000	3,102,761
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026(a)	4,000,000	3,906,199
4.25%, 04/15/2026(a)	2,650,000	2,635,860
Banco Santander SA, 5.37% to 07/15/2027 then 1 yr. CMT Rate + 0.95%, 07/15/2028	3,400,000	3,449,896
Bank of America Corp.
3.38% to 04/02/2025 then SOFR + 1.33%, 04/02/2026	6,750,000	6,749,663
4.83% to 07/22/2025 then SOFR + 1.75%, 07/22/2026	2,150,000	2,151,111
5.93% to 09/15/2026 then SOFR + 1.34%, 09/15/2027	8,500,000	8,668,169
4.98% to 01/24/2028 then SOFR + 0.83%, 01/24/2029	6,850,000	6,920,335
Bank of Montreal, 5.24% (SOFR + 0.86%), 01/27/2029	2,250,000	2,251,380
Barclays PLC, 5.09% to 02/25/2028 then SOFR + 0.96%, 02/25/2029	1,200,000	1,208,737
Block, Inc., 2.75%, 06/01/2026	750,000	728,042
Credit Agricole SA, 5.23% to 01/09/2028 then SOFR + 1.13%, 01/09/2029(a)	3,250,000	3,285,940
Danske Bank AS, 5.43% to 03/01/2027 then 1 yr. CMT Rate + 0.95%, 03/01/2028(a)	4,400,000	4,474,463
Extra Space Storage LP, 5.70%, 04/01/2028	2,200,000	2,260,418

The accompanying notes are an integral part of these financial statements.

24

Aristotle Short Duration Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Goldman Sachs Group, Inc.
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	$2,000,000	$1,953,024
5.73% to 04/25/2029 then SOFR + 1.27%, 04/25/2030	6,300,000	6,500,718
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030	1,450,000	1,441,380
HSBC Holdings PLC
5.13% to 11/19/2027 then SOFR + 1.04%, 11/19/2028	2,000,000	2,016,572
5.55% to 03/04/2029 then SOFR + 1.46%, 03/04/2030	3,550,000	3,628,373
JPMorgan Chase & Co.
4.08% to 04/26/2025 then SOFR + 1.32%, 04/26/2026	4,000,000	3,996,954
6.07% to 10/22/2026 then SOFR + 1.33%, 10/22/2027	10,000,000	10,237,965
5.04% to 01/23/2027 then SOFR + 1.19%, 01/23/2028	6,750,000	6,809,980
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028	3,550,000	3,547,102
4.92% to 01/24/2028 then SOFR + 0.80%, 01/24/2029	2,450,000	2,473,703
Kite Realty Group Trust, 4.75%, 09/15/2030	4,300,000	4,247,916
Lloyds Banking Group PLC, 5.09% to 11/26/2027 then 1 yr. CMT Rate + 0.85%, 11/26/2028	750,000	757,658
LPL Holdings, Inc., 5.70%, 05/20/2027	6,850,000	6,964,102
Morgan Stanley
4.68% to 07/17/2025 then SOFR + 1.67%, 07/17/2026	2,500,000	2,499,588
5.05% to 01/28/2026 then SOFR + 1.30%, 01/28/2027	2,500,000	2,509,060
5.66% to 04/18/2029 then SOFR + 1.26%, 04/18/2030	6,125,000	6,315,987
Morgan Stanley Bank NA
5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028	4,250,000	4,329,067
4.97% to 07/14/2027 then SOFR + 0.93%, 07/14/2028	2,100,000	2,118,575
5.02% to 01/12/2028 then SOFR + 0.91%, 01/12/2029	1,500,000	1,518,301
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.35%, 01/12/2027(a)	3,150,000	3,183,354
4.40%, 07/01/2027(a)	2,300,000	2,289,509
5.25%, 02/01/2030(a)	3,000,000	3,037,352
PNC Financial Services Group, Inc., 5.81% to 06/12/2025 then SOFR + 1.32%, 06/12/2026	2,000,000	2,003,274

	Par	Value
Royal Bank of Canada
4.51% to 10/18/2026 then SOFR + 0.72%, 10/18/2027	$500,000	$499,880
4.97% to 01/24/2028 then SOFR + 0.83%, 01/24/2029	4,650,000	4,686,186
UBS Group AG
4.49% to 05/12/2025 then 1 yr. CMT Rate + 1.55%, 05/12/2026(a)	3,750,000	3,748,759
5.43% to 02/08/2029 then 1 yr. CMT Rate + 1.52%, 02/08/2030(a)	2,400,000	2,443,985
5.62% to 09/13/2029 then 1 yr. SOFR Swap Rate USD + 1.34%, 09/13/2030(a)	4,300,000	4,415,494
VICI Properties LP
4.75%, 02/15/2028	1,350,000	1,350,961
4.75%, 04/01/2028	2,000,000	2,005,376
Wells Fargo & Co.
4.90% to 01/24/2027 then SOFR + 0.78%, 01/24/2028	2,000,000	2,011,619
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028	4,250,000	4,343,346
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	3,850,000	3,955,445
		176,056,629
Health Care - 1.3%
HCA, Inc., 5.00%, 03/01/2028	4,800,000	4,840,419
Icon Investments Six DAC, 5.81%, 05/08/2027	2,800,000	2,859,338
IQVIA, Inc., 5.70%, 05/15/2028	3,850,000	3,922,438
		11,622,195
Industrials - 4.4%
BAE Systems PLC, 5.00%, 03/26/2027(a)	2,800,000	2,825,377
Boeing Co., 6.26%, 05/01/2027	1,150,000	1,183,483
Element Fleet Management Corp., 5.64%, 03/13/2027(a)	4,600,000	4,677,346
IDEX Corp., 4.95%, 09/01/2029	2,050,000	2,054,738
Lennox International, Inc., 5.50%, 09/15/2028	5,900,000	6,056,072
Nordson Corp., 4.50%, 12/15/2029	6,375,000	6,279,967
Quanta Services, Inc., 4.75%, 08/09/2027	3,240,000	3,246,701
Regal Rexnord Corp.
6.05%, 02/15/2026	6,412,000	6,461,718
6.05%, 04/15/2028	1,153,000	1,183,181
Veralto Corp., 5.50%, 09/18/2026	2,000,000	2,025,049
Weir Group PLC, 2.20%, 05/13/2026(a)	4,015,000	3,899,642
		39,893,274

The accompanying notes are an integral part of these financial statements.

25

Aristotle Short Duration Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Materials - 1.2%
Amcor Flexibles North America, Inc., 4.80%, 03/17/2028(a)	$3,200,000	$3,218,414
Rio Tinto Finance USA PLC, 4.50%, 03/14/2028	700,000	704,256
Sonoco Products Co., 4.45%, 09/01/2026	7,075,000	7,054,470
		10,977,140
Technology - 5.6%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028(a)	9,648,000	9,167,495
Broadcom, Inc.
4.15%, 02/15/2028	2,300,000	2,281,021
4.80%, 04/15/2028	1,800,000	1,813,603
5.05%, 07/12/2029	4,800,000	4,867,883
CDW LLC / CDW Finance Corp., 5.10%, 03/01/2030	5,600,000	5,595,121
Concentrix Corp., 6.65%, 08/02/2026	5,800,000	5,918,626
Flex Ltd.
3.75%, 02/01/2026	305,000	302,354
6.00%, 01/15/2028	2,000,000	2,056,041
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026	2,000,000	1,995,893
4.55%, 10/15/2029	2,100,000	2,077,807
Infor LLC, 1.75%, 07/15/2025(a)	2,800,000	2,771,925
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	2,775,000	2,666,450
Microchip Technology, Inc., 4.90%, 03/15/2028	6,000,000	6,019,315
Synopsys, Inc., 4.65%, 04/01/2028	3,450,000	3,470,662
		51,004,196
Utilities - 6.1%
Ameren Corp., 5.00%, 01/15/2029	3,850,000	3,887,345
DTE Energy Co.
4.95%, 07/01/2027	3,000,000	3,023,336
5.10%, 03/01/2029	8,850,000	8,969,947
Edison International, 5.45%, 06/15/2029	4,900,000	4,837,678
Essential Utilities, Inc., 4.80%, 08/15/2027	3,100,000	3,112,589
Exelon Corp., 5.15%, 03/15/2029	4,650,000	4,730,240
FirstEnergy Corp., 3.90%, 07/15/2027(b)	2,600,000	2,557,255
NiSource, Inc., 5.20%, 07/01/2029	2,700,000	2,750,618
OGE Energy Corp., 5.45%, 05/15/2029	1,650,000	1,689,012
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	10,000,000	10,405,053
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027	1,703,309	1,714,450

	Par	Value
Vistra Operations Co. LLC, 5.05%, 12/30/2026(a)	$5,950,000	$5,973,134
Xcel Energy, Inc., 4.75%, 03/21/2028	1,800,000	1,807,228
		55,457,885
TOTAL CORPORATE BONDS (Cost $436,211,242)		441,049,604
U.S. TREASURY SECURITIES - 14.8%
United States Treasury Note/Bond
2.50%, 03/31/2027	10,000,000	9,735,352
0.50%, 04/30/2027	15,000,000	13,990,430
4.50%, 05/15/2027	5,000,000	5,060,156
2.63%, 05/31/2027	11,000,000	10,710,820
3.88%, 10/15/2027	2,925,000	2,923,914
4.13%, 10/31/2027	19,000,000	19,110,215
4.25%, 02/15/2028	8,000,000	8,079,687
4.00%, 02/29/2028	10,000,000	10,030,469
3.88%, 03/15/2028	15,000,000	14,998,242
1.25%, 03/31/2028	12,000,000	11,114,766
3.63%, 05/31/2028	13,000,000	12,895,645
4.63%, 09/30/2028	8,000,000	8,187,187
4.38%, 11/30/2028	7,000,000	7,110,059
TOTAL U.S. TREASURY SECURITIES (Cost $133,913,795)		133,946,942
ASSET-BACKED SECURITIES - 13.8%
AmeriCredit Automobile Receivables Trust
Series 2021-3, Class B, 1.17%, 08/18/2027	2,778,120	2,757,221
Series 2022-2, Class A3, 4.38%, 04/18/2028	137,087	136,989
Series 2023-2, Class A2, 6.19%, 04/19/2027	744,972	747,708
CC Towers Guarantor LLC, 4.24%, 07/15/2028(a)	1,450,000	1,415,808
DT Auto Owner Trust, Series 2021-3A, Class D, 1.31%, 05/17/2027(a)	1,224,705	1,197,243
Flagship Credit Auto Trust, Series 2022-1, Class C, 3.06%, 03/15/2028(a)	3,300,000	3,253,660
Ford Credit Auto Owner Trust
Series 2023-1, Class A, 4.85%, 08/15/2035(a)	2,000,000	2,016,525
Series 2024-1, Class A, 4.87%, 08/15/2036(a)(b)	3,300,000	3,332,366
Series 2024-A, Class B, 5.26%, 11/15/2029	3,000,000	3,034,262
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77%, 08/11/2036(a)	2,250,000	2,342,463

The accompanying notes are an integral part of these financial statements.

26

Aristotle Short Duration Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
GreenSky Home Improvement Issuer Trust 2025-1, Series 2025-1A, Class A2, 5.12%, 03/25/2060(a)	$800,000	$801,854
Hilton Grand Vacations, Inc.
Series 2020-AA, Class A, 2.74%, 02/25/2039(a)	82,607	80,227
Series 2022-1D, Class A, 3.61%, 06/20/2034(a)	236,776	232,017
Series 2022-2A, Class A, 4.30%, 01/25/2037(a)	648,473	643,716
Series 2023-1A, Class A, 5.72%, 01/25/2038(a)	1,543,772	1,569,810
Series 2024-1B, Class A, 5.75%, 09/15/2039(a)	975,871	990,735
Series 2024-2A, Class A, 5.50%, 03/25/2038(a)	2,201,799	2,236,269
Series 2024-3A, Class A, 4.98%, 08/27/2040(a)	2,603,249	2,614,924
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10%, 10/15/2030(a)	1,550,000	1,550,056
Marriott Vacations Worldwide Corp.
Series 2020-1A, Class A, 1.74%, 10/20/2037(a)	137,290	130,656
Series 2021-1WA, Class A, 1.14%, 01/22/2041(a)	447,635	422,692
Series 2022-1A, Class A, 4.15%, 11/21/2039(a)	358,550	354,945
MVW Owner Trust
Series 2024-1A, Class A, 5.32%, 02/20/2043(a)	4,012,405	4,058,934
Series 2024-2A, Class A, 4.43%, 03/20/2042(a)	3,577,935	3,542,968
Navient Student Loan Trust
Series 2018-BA, Class A2A, 3.61%, 12/15/2059(a)	145,958	145,051
Series 2018-DA, Class A2A, 4.00%, 12/15/2059(a)	232,983	230,474
Series 2019-BA, Class A2A, 3.39%, 12/15/2059(a)	599,551	579,701
Series 2019-EA, Class A2A, 2.64%, 05/15/2068(a)	468,836	458,691
Series 2020-1A, Class A1B, 5.50% (30 day avg SOFR US + 1.16%), 06/25/2069(a)	1,245,355	1,244,235
Series 2020-2A, Class A1A, 1.32%, 08/26/2069(a)	1,951,154	1,764,551
Series 2020-A, Class A2A, 2.46%, 11/15/2068(a)	417,911	401,047
Series 2020-BA, Class A2, 2.12%, 01/15/2069(a)	4,341,548	4,109,326
Series 2020-DA, Class A, 1.69%, 05/15/2069(a)	998,389	933,940
Series 2020-EA, Class A, 1.69%, 05/15/2069(a)	9,017,150	8,397,900

	Par	Value
Series 2020-FA, Class A, 1.22%, 07/15/2069(a)	$419,366	$387,314
Series 2020-GA, Class A, 1.17%, 09/16/2069(a)	403,375	370,318
Series 2020-HA, Class A, 1.31%, 01/15/2069(a)	4,460,976	4,205,573
Series 2021-1A, Class A1B, 5.05% (30 day avg SOFR US + 0.71%), 12/26/2069(a)	894,601	888,091
Series 2021-2A, Class A1B, 5.00% (30 day avg SOFR US + 0.66%), 02/25/2070(a)	1,832,045	1,816,029
Series 2021-A, Class A, 0.84%, 05/15/2069(a)	477,153	430,989
Series 2021-CA, Class A, 1.06%, 10/15/2069(a)	5,163,510	4,645,419
Series 2021-FA, Class A, 1.11%, 02/18/2070(a)	1,373,254	1,206,724
Series 2022-A, Class A, 2.23%, 07/15/2070(a)	1,824,584	1,640,964
Series 2022-BA, Class A, 4.16%, 10/15/2070(a)	5,577,704	5,447,224
Series 2024-A, Class A, 5.66%, 10/15/2072(a)	2,005,247	2,033,215
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062(a)	1,471,865	1,366,325
Pagaya AI Debt Selection Trust
Series 2024-11, Class B, 5.64%, 07/15/2032(a)	900,000	902,426
Series 2025-1, Class A2, 5.16%, 07/15/2032(a)	1,400,000	1,404,567
Reach Financial LLC, Series 2025-1A, Class A, 4.96%, 08/16/2032(a)	935,896	936,362
Santander Consumer USA Holdings, Inc.
Series 2022-3, Class B, 4.13%, 08/16/2027	578,599	578,093
Series 2024-1, Class A2, 5.71%, 02/16/2027	99,914	100,030
Series 2024-1, Class A3, 5.25%, 04/17/2028	1,500,000	1,503,384
Series 2024-4, Class A2, 5.41%, 07/15/2027	618,364	619,782
Series 2024-5, Class A2, 4.88%, 09/15/2027	2,799,297	2,800,915
Series 2024-5, Class A3, 4.62%, 11/15/2028	2,000,000	2,000,750
Series 2025-1, Class A3, 4.74%, 01/16/2029	2,700,000	2,709,272
Series 2025-1, Class B, 4.88%, 03/17/2031	5,000,000	5,036,355
Series 2025-2, Class A2, 4.71%, 06/15/2028	3,000,000	2,994,979
Santander Consumer USA, Inc.
Series 2022-5, Class B, 4.43%, 03/15/2027	84,956	84,924

The accompanying notes are an integral part of these financial statements.

27

Aristotle Short Duration Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Series 2022-6, Class B, 4.72%, 06/15/2027	$1,022,851	$1,022,917
Series 2023-2, Class A3, 5.21%, 07/15/2027	1,414,804	1,415,725
SBNA Auto Receivables Trust 2024-A, Series 2024-A, Class B, 5.29%, 09/17/2029(a)	1,000,000	1,010,177
SMB Private Education Loan Trust
Series 2017-A, Class A2A, 2.88%, 09/15/2034(a)	189,994	188,533
Series 2018-A, Class A2A, 3.50%, 02/15/2036(a)	178,617	175,851
Series 2018-B, Class A2A, 3.60%, 01/15/2037(a)	522,763	517,140
Series 2018-C, Class A2A, 3.63%, 11/15/2035(a)	574,044	563,713
Series 2019-A, Class A2A, 3.44%, 07/15/2036(a)	1,339,153	1,318,383
Series 2020-B, Class A1A, 1.29%, 07/15/2053(a)	1,102,302	1,032,860
Series 2021-A, Class APT2, 1.07%, 01/15/2053(a)	1,576,729	1,377,044
Verizon Master Trust
Series 2024-2, Class A, 4.83%, 12/22/2031(a)	2,750,000	2,781,347
Series 2024-5, Class A, 5.00%, 06/21/2032(a)	2,350,000	2,394,573
Series 2024-6, Class A1A, 4.17%, 08/20/2030	5,000,000	4,974,161
Veros Automobile Receivables Trust, Series 2022-1, Class D, 7.23%, 07/16/2029(a)	2,790,000	2,809,072
TOTAL ASSET-BACKED SECURITIES (Cost $126,514,607)		125,420,484
BANK LOANS - 12.0%
Consumer Discretionary - 3.5%
Allied Universal Holdco LLC, Senior Secured First Lien, 8.27% (1 mo. SOFR US + 3.75%), 05/15/2028	4,366,930	4,367,280
Belron Finance 2019 LLC, Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 10/16/2031	1,492,500	1,491,806
Carnival Corp., Senior Secured First Lien, 6.32% (1 mo. SOFR US + 2.00%), 10/18/2028	3,410,510	3,412,642
ClubCorp Holdings, Inc., Senior Secured First Lien, 9.82% (3 mo. SOFR US + 5.00%), 09/18/2026	1,917,194	1,922,984

	Par	Value
Hilton Domestic Operating Co., Inc., Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 11/08/2030	$4,000,000	$4,000,960
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 6.32% (1 mo. SOFR US + 2.00%), 08/02/2028	2,647,273	2,637,651
Marriott Ownership Resorts, Inc., Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 04/01/2031	2,972,525	2,972,153
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien, 6.32% (1 mo. SOFR US + 2.00%), 12/04/2031	5,306,473	5,275,510
United Airlines, Inc., Senior Secured First Lien, 6.30% (3 mo. SOFR US + 2.00%), 02/24/2031	4,984,824	4,980,363
		31,061,349
Energy - 0.1%
Buckeye Partners LP, Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 11/02/2026	1,142,898	1,143,675
Financials - 3.6%
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 06/22/2028	6,926,883	6,928,337
Boost Newco Borrower LLC, Senior Secured First Lien, 6.30% (3 mo. SOFR US + 2.00%), 01/31/2031	1,987,500	1,976,946
CoreLogic, Inc., Senior Secured First Lien, 8.05% (1 mo. SOFR US + 3.50%), 06/02/2028	3,377,500	3,321,214
Deerfield Dakota Holding LLC, Senior Secured First Lien, 8.05% (3 mo. SOFR US + 3.75%), 04/09/2027	4,457,751	4,240,903
Delos Aircraft DAC, Senior Secured First Lien, 6.05% (3 mo. SOFR US + 1.75%), 10/29/2027	4,200,000	4,209,366
HUB International Ltd., Senior Secured First Lien, 6.79% (3 mo. SOFR US + 2.50%), 06/20/2030	6,402,321	6,382,794
SBA Senior Finance II LLC, Senior Secured First Lien, 6.08% (1 mo. SOFR US + 1.75%), 01/27/2031	5,632,402	5,633,585
		32,693,145
Health Care - 0.9%
Elanco Animal Health, Inc., Senior Secured First Lien, 6.27% (1 mo. SOFR US + 1.75%), 08/02/2027	3,262,591	3,259,720

The accompanying notes are an integral part of these financial statements.

28

Aristotle Short Duration Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
BANK LOANS - (Continued)
Health Care - (Continued)
Medline Borrower LP, Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 10/23/2028	$4,497,456	$4,494,016
		7,753,736
Industrials - 1.6%
Roper Industrial Products Investment Co., Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 11/23/2029	3,930,449	3,915,356
SPX FLOW, Inc., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 04/05/2029	800,424	799,860
TransDigm, Inc., Senior Secured First Lien, 6.80% (3 mo. SOFR US + 2.50%), 02/28/2031	9,843,119	9,800,055
		14,515,271
Materials - 0.8%
Proampac PG Borrower LLC, Senior Secured FirstLien
8.30% (3 mo. SOFR US + 4.00%), 09/15/2028	2,798,727	2,787,071
8.32% (3 mo. SOFR US + 4.00%), 09/15/2028	1,814,370	1,806,813
Quikrete Holdings, Inc., Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 04/14/2031	2,962,322	2,933,528
		7,527,412
Technology - 1.5%
Applied Systems, Inc., Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 02/24/2031	1,911,114	1,912,700
Ellucian Holdings, Inc., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 10/29/2029	956,647	956,222
Polaris Newco LLC, Senior Secured First Lien, 8.42% (3 mo. SOFR US + 3.75%), 06/05/2028	1,959,391	1,880,290
Tempo Acquisition LLC, Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 08/31/2028	2,183,594	2,169,269
UKG, Inc., Senior Secured First Lien, 7.30% (3 mo. SOFR US + 3.00%), 02/10/2031	6,906,265	6,899,394
		13,817,875
TOTAL BANK LOANS (Cost $108,494,009)		108,512,463
COLLATERALIZED LOAN OBLIGATIONS - 8.9%
Benefit Street Partners CLO Ltd., Series 2021-25A, Class A1R, 5.32% (3 mo. Term SOFR + 1.00%), 01/15/2035(a)	3,750,000	3,745,882

	Par	Value
Buttermilk Park CLO, Series 2018-1A, Class A1R, 5.38% (3 mo. Term SOFR + 1.08%), 10/15/2031(a)	$3,173,369	$3,167,657
Carlyle Group, Inc., Series 2014-3RA, Class A1A, 5.61% (3 mo. Term SOFR + 1.31%), 07/27/2031(a)	143,197	143,134
CarVal CLO, Series 2018-1A, Class AR, 5.54% (3 mo. Term SOFR + 1.23%), 07/16/2031(a)	4,643,771	4,640,293
Dryden Senior Loan Fund
Series 2013-30A, Class AR, 5.40% (3 mo. Term SOFR + 1.08%), 11/15/2028(a)	108,735	108,646
Series 2018-55A, Class A1, 5.58% (3 mo. Term SOFR + 1.28%), 04/15/2031(a)	1,308,958	1,309,562
Series 2018-64A, Class A, 5.52% (3 mo. Term SOFR + 1.23%), 04/18/2031(a)	1,459,535	1,459,336
Flatiron CLO Ltd., Series 2018-1A, Class A, 5.51% (3 mo. Term SOFR + 1.21%), 04/17/2031(a)	1,434,269	1,433,544
Fort Greene Park CLO, Series 2025-2A, Class AR, 5.27% (3 mo. Term SOFR + 0.95%), 04/22/2034(a)	2,100,000	2,091,814
GoldenTree Loan Management US CLO, Series 2017-1A, Class A1R3, 5.27% (3 mo. Term SOFR + 0.97%), 04/20/2034(a)	6,100,000	6,087,904
Magnetite CLO Ltd.
Series 2015-12A, Class AR4, 5.45% (3 mo. Term SOFR + 1.15%), 10/15/2031(a)	1,597,211	1,597,931
Series 2015-15A, Class AR, 5.57% (3 mo. Term SOFR + 1.27%), 07/25/2031(a)	1,668,586	1,668,995
Series 2019-22A, Class ARR, 5.55% (3 mo. Term SOFR + 1.25%), 07/15/2036(a)	2,100,000	2,095,196
Series 2019-24A, Class BR, 6.05% (3 mo. Term SOFR + 1.75%), 04/15/2035(a)	250,000	250,376
Series 2020-25A, Class A, 5.76% (3 mo. Term SOFR + 1.46%), 01/25/2032(a)	1,709,597	1,709,090
Series 2020-25A, Class B, 6.11% (3 mo. Term SOFR + 1.81%), 01/25/2032(a)	1,300,000	1,301,231
Series 2020-26A, Class AR2, 5.42% (3 mo. Term SOFR + 1.15%), 01/25/2038(a)	5,500,000	5,485,152
Series 2020-27A, Class BR, 6.10% (3 mo. Term SOFR + 1.81%), 10/20/2034(a)	2,000,000	2,001,234

The accompanying notes are an integral part of these financial statements.

29

Aristotle Short Duration Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Neuberger Berman CLO Ltd.
Series 2021-42A, Class AR, 5.67% (3 mo. Term SOFR + 0.95%), 07/16/2035(a)	$6,250,000	$6,218,308
Series 2021-43A, Class BR, 5.77% (3 mo. Term SOFR + 1.45%), 07/17/2036(a)	5,250,000	5,249,679
Series 2022-49A, Class AR, 5.45% (3 mo. Term SOFR + 1.15%), 07/25/2035(a)	4,250,000	4,241,359
Palmer Square CLO Ltd., Series 2015-1A, Class A1A5, 5.38% (3 mo. Term SOFR + 1.05%), 05/21/2034(a)	5,000,000	4,995,534
Palmer Square Loan Funding Ltd.
Series 2021-3A, Class A2, 5.95% (3 mo. Term SOFR + 1.66%), 07/20/2029(a)	1,000,000	1,000,364
Series 2021-4A, Class A1, 5.36% (3 mo. Term SOFR + 1.06%), 10/15/2029(a)	1,055,620	1,055,092
Series 2021-4A, Class A2, 5.96% (3 mo. Term SOFR + 1.66%), 10/15/2029(a)	1,856,000	1,855,411
Series 2024-1A, Class A1, 5.35% (3 mo. Term SOFR + 1.05%), 10/15/2032(a)	4,599,550	4,597,140
Series 2024-2A, Class A1N, 5.45% (3 mo. Term SOFR + 1.00%), 01/15/2033(a)	7,600,000	7,590,745
TCI-Flatiron CLO Ltd., Series 2017-1A, Class AR, 5.54% (3 mo. Term SOFR + 1.22%), 11/18/2030(a)	257,585	257,403
TIAA CLO Ltd.
Series 2018-1A, Class A1AR, 5.43% (3 mo. Term SOFR + 1.14%), 01/20/2032(a)	1,266,131	1,266,247
Series 2018-1A, Class A2R, 6.04% (3 mo. Term SOFR + 1.75%), 01/20/2032(a)	2,000,000	1,995,969
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $80,735,642)		80,620,228

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
LHOME Mortgage Trust, Series 2025-RTL1, Class A1, 5.65%, 01/25/2040(a)(b)	$1,000,000	$1,003,165
Onslow Bay Mortgage Loan Trust, Series 2025-NQM1, Class A1, 5.55%, 12/25/2064(a)(c)	1,349,256	1,351,964
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,349,212)		2,355,129
TOTAL INVESTMENTS - 98.5% (Cost $888,218,507)		$891,904,850
Other Assets in Excess of Liabilities - 1.5%		13,174,567
TOTAL NET ASSETS - 100.0%		$905,079,417

Percentages are stated as a percent of net assets. CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $272,018,305 or 30.1% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

The accompanying notes are an integral part of these financial statements.

30

Aristotle Strategic Income Fund
Schedule of Investments
March 31, 2025

	Par	Value
CORPORATE BONDS - 61.6%
Communications - 3.2%
AT&T, Inc.
2.25%, 02/01/2032	$2,475,000	$2,088,224
5.40%, 02/15/2034	8,000,000	8,131,359
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030(a)	4,000,000	3,713,526
7.38%, 03/01/2031(a)	5,000,000	5,083,000
Charter Communications Operating LLC / Charter Communications Operating Capital
2.30%, 02/01/2032	5,000,000	4,050,106
3.50%, 06/01/2041	4,000,000	2,773,382
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029(a)	14,200,000	12,964,300
Cox Communications, Inc., 5.45%, 09/01/2034(a)	11,700,000	11,433,862
DISH Network Corp., 11.75%, 11/15/2027(a)	14,450,000	15,225,987
Frontier Communications Holdings LLC, 8.63%, 03/15/2031(a)	7,000,000	7,462,804
Sprint Capital Corp., 8.75%, 03/15/2032	6,000,000	7,219,149
T-Mobile USA, Inc.
2.40%, 03/15/2029	2,000,000	1,837,811
3.38%, 04/15/2029	2,050,000	1,949,163
3.88%, 04/15/2030	10,000,000	9,589,531
3.50%, 04/15/2031	1,125,000	1,041,393
2.70%, 03/15/2032	5,700,000	4,932,438
Verizon Communications, Inc., 2.55%, 03/21/2031	12,719,000	11,211,205
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031(a)	11,025,000	11,235,214
		121,942,454
Consumer Discretionary - 5.6%
Allied Universal Holdco LLC, 7.88%, 02/15/2031(a)	19,675,000	19,941,990
American Airlines Group, Inc.
Series 2016-1, 4.10%, 01/15/2028	893,373	853,373
Series A, 3.50%, 02/15/2032	1,420,987	1,274,148
Series A, 2.88%, 07/11/2034	3,267,199	2,819,250
Series AA, 3.15%, 02/15/2032	2,149,698	1,965,792
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(a)	5,125,000	5,019,279
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029(a)	8,225,000	6,851,548
CP Atlas Buyer, Inc., 7.00%, 12/01/2028(a)	1,675,000	1,326,239
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029(a)	9,675,000	8,879,404
Ford Motor Co., 6.10%, 08/19/2032	5,175,000	5,076,265

	Par	Value
Ford Motor Credit Co. LLC
4.27%, 01/09/2027	$5,500,000	$5,387,625
4.13%, 08/17/2027	4,000,000	3,865,257
6.80%, 11/07/2028	6,000,000	6,173,534
2.90%, 02/10/2029	3,500,000	3,132,846
7.35%, 03/06/2030	3,138,000	3,285,521
7.20%, 06/10/2030	5,000,000	5,193,742
4.00%, 11/13/2030	5,400,000	4,837,325
Garda World Security Corp.
4.63%, 02/15/2027(a)	5,000,000	4,871,565
8.25%, 08/01/2032(a)	10,530,000	10,292,166
8.38%, 11/15/2032(a)	9,050,000	8,908,046
General Motors Financial Co., Inc., 5.55%, 07/15/2029	10,000,000	10,082,915
LGI Homes, Inc., 7.00%, 11/15/2032(a)	8,825,000	8,361,026
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)	31,350,000	24,072,624
Marriott International, Inc./MD, 2.85%, 04/15/2031	9,000,000	8,007,101
Saks Global Enterprises LLC, 11.00%, 12/15/2029(a)	11,275,000	9,149,540
United Airlines, Inc., Series 2019-1, 4.15%, 08/25/2031	1,972,752	1,890,587
Veritiv Operating Co., 10.50%, 11/30/2030(a)	12,350,000	13,091,926
Wand NewCo 3, Inc., 7.63%, 01/30/2032(a)	4,450,000	4,558,035
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.13%, 02/15/2031(a)	15,500,000	16,050,018
6.25%, 03/15/2033(a)	6,575,000	6,409,839
		211,628,526
Consumer Staples - 3.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 03/15/2029(a)	15,000,000	13,820,511
Chobani Holdco II LLC, 8.75% (includes 9.50% PIK), 10/01/2029(a)	9,800,000	10,676,724
Fiesta Purchaser, Inc.
7.88%, 03/01/2031(a)	14,175,000	14,648,743
9.63%, 09/15/2032(a)	12,825,000	13,211,467
J M Smucker Co., 6.20%, 11/15/2033	13,000,000	13,849,488
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
5.75%, 04/01/2033	9,440,000	9,596,090
6.75%, 03/15/2034	2,414,000	2,607,767
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 04/20/2035(a)	10,100,000	10,390,880
Opal Bidco SAS, 6.50%, 03/31/2032(a)	7,800,000	7,800,000
Pilgrim’s Pride Corp., 4.25%, 04/15/2031	8,000,000	7,520,941

The accompanying notes are an integral part of these financial statements.

31

Aristotle Strategic Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer Staples - (Continued)
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031(a)	$11,700,000	$10,871,378
		114,993,989
Energy - 6.9%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029(a)	9,525,000	9,694,412
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, 06/15/2029(a)	3,950,000	3,863,734
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032(a)	18,200,000	18,288,052
Cheniere Energy Partners LP, 3.25%, 01/31/2032	10,925,000	9,619,875
Comstock Resources, Inc., 6.75%, 03/01/2029(a)	8,125,000	7,903,679
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031(a)	9,275,000	8,905,021
7.50%, 12/15/2033(a)	8,250,000	8,698,668
Enerflex Ltd., 9.00%, 10/15/2027(a)	15,624,000	16,043,379
Energy Transfer LP
3.75%, 05/15/2030	3,000,000	2,837,788
6.40%, 12/01/2030	2,000,000	2,132,311
5.75%, 02/15/2033	14,500,000	14,844,890
5.60%, 09/01/2034	14,000,000	14,031,492
7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054	11,675,000	11,863,516
Genesis Energy LP / Genesis Energy Finance Corp.
7.88%, 05/15/2032	4,450,000	4,485,622
8.00%, 05/15/2033	6,300,000	6,354,350
MPLX LP
4.80%, 02/15/2029	1,350,000	1,352,720
2.65%, 08/15/2030	2,225,000	1,982,020
4.95%, 09/01/2032	300,000	294,079
5.50%, 06/01/2034	17,750,000	17,692,906
Sunoco LP, 7.25%, 05/01/2032(a)	7,125,000	7,364,485
Targa Resources Corp.
6.13%, 03/15/2033	3,500,000	3,654,952
6.50%, 03/30/2034	4,750,000	5,074,256
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 01/15/2032	17,952,000	16,574,270
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033(a)	3,560,000	3,066,799
Venture Global LNG, Inc.
8.13%, 06/01/2028(a)	10,075,000	10,301,248
9.50%, 02/01/2029(a)	7,500,000	8,047,021
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual(a)	16,800,000	15,956,285
9.88%, 02/01/2032(a)	28,575,000	30,366,944
		261,294,774

	Par	Value
Financials - 22.3%(b)
Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/06/2030(a)	$23,675,000	$24,102,452
AerCap Ireland Capital DAC / AerCapGlobal Aviation Trust
5.38%, 12/15/2031	5,050,000	5,089,934
6.95% to 03/10/2030 then 5 yr. CMT Rate + 2.72%, 03/10/2055	5,650,000	5,785,102
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 10/15/2027(a)	7,000,000	6,979,945
6.50%, 10/01/2031(a)	14,775,000	14,522,847
7.38%, 10/01/2032(a)	11,250,000	11,313,473
Avolon Holdings Funding Ltd.
2.75%, 02/21/2028(a)	6,500,000	6,112,997
5.75%, 11/15/2029(a)	7,000,000	7,139,212
Banco Mercantil del Norte SA/Grand Cayman
7.63% to 01/10/2028 then 10 yr. CMT Rate + 5.35%, Perpetual(a)	1,600,000	1,597,055
8.38% to 10/14/2030 then 10 yr. CMT Rate + 7.76%, Perpetual(a)	2,397,000	2,428,017
8.38% to 05/20/2031 then 5 yr. CMT Rate + 4.07%, Perpetual(a)	3,900,000	3,870,894
6.63% to 01/24/2032 then 10 yr. CMT Rate + 5.03%, Perpetual(a)	4,712,000	4,221,283
Bank of America Corp.
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029	2,300,000	2,127,232
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031	14,500,000	13,028,265
1.92% to 10/24/2030 then SOFR + 1.37%, 10/24/2031	1,000,000	856,014
2.65% to 03/11/2031 then SOFR + 1.22%, 03/11/2032	5,000,000	4,413,619
2.69% to 04/22/2031 then SOFR + 1.32%, 04/22/2032	1,450,000	1,276,639
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033	6,000,000	5,262,425
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	4,000,000	4,020,043
5.87% to 09/15/2033 then SOFR + 1.84%, 09/15/2034	11,000,000	11,482,879
5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036	4,500,000	4,493,076
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	6,750,000	5,631,273
Bank of Nova Scotia, 7.35% to 04/27/2030 then 5 yr. CMT Rate + 2.90%, 04/27/2085	7,250,000	7,200,946
Barclays PLC, 7.63% to 09/15/2035 then USISSO05 + 3.69%, Perpetual	6,000,000	5,882,674
BBVA Bancomer SA/Texas, 8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039(a)	10,000,000	10,197,479

The accompanying notes are an integral part of these financial statements.

32

Aristotle Strategic Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico, 7.63% to 02/11/2030 then 5 yr. CMT Rate + 3.38%, 02/11/2035(a)	$5,725,000	$5,794,845
BNP Paribas SA, 5.79% to 01/13/2032 then SOFR + 1.62%, 01/13/2033(a)	14,800,000	15,137,400
Boost Newco Borrower LLC, 7.50%, 01/15/2031(a)	12,230,000	12,739,818
BroadStreet Partners, Inc., 5.88%, 04/15/2029(a)	3,000,000	2,886,106
Citigroup, Inc.
4.08% to 04/23/2028 then 3 mo. Term SOFR + 1.45%, 04/23/2029	3,000,000	2,950,480
6.95% to 02/15/2030 then 5 yr. CMT Rate + 2.73%, Perpetual	5,525,000	5,522,888
3.98% to 03/20/2029 then 3 mo. Term SOFR + 1.60%, 03/20/2030	12,000,000	11,636,702
2.67% to 01/29/2030 then SOFR + 1.15%, 01/29/2031	1,000,000	902,579
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032	450,000	391,039
2.52% to 11/03/2031 then SOFR + 1.18%, 11/03/2032	4,500,000	3,844,766
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	14,250,000	14,611,754
5.83% to 02/13/2034 then SOFR + 2.06%, 02/13/2035	6,000,000	5,976,369
6.02% to 01/24/2035 then SOFR + 1.83%, 01/24/2036	700,000	706,953
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	8,000,000	7,655,993
Credit Agricole SA
6.70% to 09/23/2034 then USISSO05 + 3.60%, Perpetual(a)	7,650,000	7,384,159
5.86% to 01/09/2035 then SOFR + 1.74%, 01/09/2036(a)	5,000,000	5,117,739
Extra Space Storage LP
2.40%, 10/15/2031	7,000,000	5,960,933
5.40%, 02/01/2034	2,100,000	2,103,506
Fiserv, Inc.
4.75%, 03/15/2030	2,900,000	2,894,335
5.60%, 03/02/2033	7,500,000	7,710,203
5.63%, 08/21/2033	7,000,000	7,210,038
5.15%, 08/12/2034	5,450,000	5,408,758
Global Payments, Inc.
4.45%, 06/01/2028	7,000,000	6,959,485
3.20%, 08/15/2029	6,345,000	5,943,009
GLP Capital LP / GLP Financing II, Inc.
5.30%, 01/15/2029	16,000,000	16,036,768
4.00%, 01/15/2031	7,925,000	7,395,059
5.63%, 09/15/2034	14,100,000	13,876,480

	Par	Value
Goldman Sachs Group, Inc.
7.50% to 05/10/2029 then 5 yr. CMT Rate + 2.81%, Perpetual	$5,000,000	$5,256,880
2.60%, 02/07/2030	8,000,000	7,252,556
6.85% to 02/10/2030 then 5 yr. CMT Rate + 2.46%, Perpetual	5,150,000	5,227,235
5.73% to 04/25/2029 then SOFR + 1.27%, 04/25/2030	5,600,000	5,778,416
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032	10,050,000	8,777,879
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032	14,000,000	11,994,445
2.65% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	9,000,000	7,781,109
5.02% to 10/23/2034 then SOFR + 1.42%, 10/23/2035	650,000	632,266
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	3,250,000	3,296,614
6.75%, 10/01/2037	10,000,000	10,822,268
Host Hotels & Resorts LP
3.38%, 12/15/2029	10,800,000	10,041,190
3.50%, 09/15/2030	1,500,000	1,375,270
2.90%, 12/15/2031	10,379,000	9,011,947
HSBC Holdings PLC
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029	4,500,000	4,124,477
5.29% to 11/19/2029 then SOFR + 1.29%, 11/19/2030	10,000,000	10,105,979
6.95% to 02/27/2032 then 5 yr. CMT Rate + 2.64%, Perpetual	4,600,000	4,591,758
JPMorgan Chase & Co.
4.01% to 04/23/2028 then 3 mo. Term SOFR + 1.38%, 04/23/2029	2,000,000	1,966,230
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029	6,000,000	5,556,337
6.88% to 06/01/2029 then 5 yr. CMT Rate + 2.74%, Perpetual	450,000	473,760
6.50% to 04/01/2030 then 5 yr. CMT Rate + 2.15%, Perpetual	9,100,000	9,336,080
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030	7,500,000	7,737,336
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031	1,950,000	1,750,502
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032	550,000	483,428
2.96% to 01/25/2032 then SOFR + 1.26%, 01/25/2033	6,950,000	6,137,426
4.59% to 04/26/2032 then SOFR + 1.80%, 04/26/2033	7,500,000	7,309,260
5.72% to 09/14/2032 then SOFR + 2.58%, 09/14/2033	11,950,000	12,283,786
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034	13,000,000	13,217,109
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	1,900,000	2,041,281

The accompanying notes are an integral part of these financial statements.

33

Aristotle Strategic Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
LPL Holdings, Inc., 5.65%, 03/15/2035	$17,000,000	$16,843,798
MetLife, Inc., 6.35% to 03/15/2035 then 5 yr. CMT Rate + 2.08%, 03/15/2055	1,650,000	1,655,610
Morgan Stanley
4.43% to 01/23/2029 then 3 mo. Term SOFR + 1.89%, 01/23/2030	16,000,000	15,801,631
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	11,500,000	10,090,243
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034	5,500,000	5,504,989
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	21,100,000	17,499,050
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037	550,000	539,654
Nasdaq, Inc., 5.55%, 02/15/2034	11,446,000	11,744,253
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(a)	18,825,000	19,193,617
Penske Truck Leasing Co. Lp/ PTL Finance Corp.
3.35%, 11/01/2029(a)	3,675,000	3,427,420
6.20%, 06/15/2030(a)	5,000,000	5,296,201
PNC Financial Services Group, Inc.
6.25% to 03/15/2030 then H157 yr. CMT Rate + 2.81%, Perpetual	7,250,000	7,305,245
6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	11,000,000	12,166,082
5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	7,500,000	7,679,750
Royal Bank of Canada
5.15% to 02/04/2030 then SOFR + 1.03%, 02/04/2031	3,350,000	3,391,288
6.35% to 11/24/2034 then 5 yr. CMT Rate + 2.26%, 11/24/2084	11,950,000	11,374,654
State Street Corp.
6.70% to 09/15/2029 then 5 yr. CMT Rate + 2.63%, Perpetual	2,500,000	2,565,822
6.45% to 09/15/2030 then 5 yr. CMT Rate + 2.14%, Perpetual	1,450,000	1,452,344
5.16% to 05/18/2033 then SOFR + 1.89%, 05/18/2034	10,900,000	10,967,916
Sumitomo Mitsui Financial Group, Inc., 5.42%, 07/09/2031	10,000,000	10,283,922
UBS Group AG
6.85% to 03/10/2030 then USISSO05 + 3.63%, Perpetual(a)	2,500,000	2,491,734
5.43% to 02/08/2029 then 1 yr. CMT Rate + 1.52%, 02/08/2030(a)	12,500,000	12,729,090
7.00% to 08/10/2030 then USISSO05 + 3.08%, Perpetual(a)	200,000	197,466

	Par	Value
5.62% to 09/13/2029 then 1 yr. SOFR Swap Rate USD + 1.34%, 09/13/2030(a)	$700,000	$718,801
7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual(a)	15,350,000	16,009,282
7.13% to 02/10/2035 then USISSO05 + 3.18%, Perpetual(a)	10,000,000	9,861,166
US Bancorp
4.84% to 02/01/2033 then SOFR + 1.60%, 02/01/2034	13,000,000	12,636,235
5.84% to 06/10/2033 then SOFR + 2.26%, 06/12/2034	8,000,000	8,257,969
5.68% to 01/23/2034 then SOFR + 1.86%, 01/23/2035	900,000	920,389
VICI Properties LP
5.13%, 11/15/2031	3,000,000	2,961,035
5.13%, 05/15/2032	8,000,000	7,837,150
5.63%, 04/01/2035	3,000,000	2,985,308
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/01/2029(a)	10,300,000	10,001,909
4.13%, 08/15/2030(a)	9,000,000	8,481,865
Wells Fargo & Co.
2.88% to 10/30/2029 then 3 mo. Term SOFR + 1.43%, 10/30/2030	4,000,000	3,688,112
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033	7,000,000	6,901,358
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	12,050,000	12,137,130
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	8,650,000	8,804,970
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034	8,000,000	8,633,142
Westpac Banking Corp., 5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035	8,300,000	8,249,544
		847,443,907
Health Care - 1.6%
1261229 BC Ltd., 10.00%, 04/15/2032(a)	1,100,000	1,094,448
HCA, Inc.
5.50%, 03/01/2032	5,000,000	5,050,307
3.63%, 03/15/2032	16,000,000	14,468,809
5.50%, 06/01/2033	5,000,000	5,020,645
5.60%, 04/01/2034	10,000,000	10,059,487
Humana, Inc., 5.95%, 03/15/2034	7,500,000	7,678,226
Universal Health Services, Inc., 5.05%, 10/15/2034	19,000,000	18,023,219
		61,395,141
Industrials - 5.5%
Boeing Co.
3.63%, 02/01/2031	3,500,000	3,247,120

The accompanying notes are an integral part of these financial statements.

34

Aristotle Strategic Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
6.39%, 05/01/2031	$10,000,000	$10,661,572
3.60%, 05/01/2034	23,975,000	20,649,875
6.53%, 05/01/2034	5,000,000	5,360,304
Chart Industries, Inc., 9.50%, 01/01/2031(a)	8,000,000	8,546,384
EquipmentShare.com, Inc.
9.00%, 05/15/2028(a)	10,350,000	10,735,795
8.63%, 05/15/2032(a)	6,000,000	6,192,120
Flowserve Corp.
3.50%, 10/01/2030	8,233,000	7,593,302
2.80%, 01/15/2032	14,819,000	12,696,753
GFL Environmental, Inc., 4.38%, 08/15/2029(a)	7,000,000	6,609,198
Goat Holdco LLC, 6.75%, 02/01/2032(a)	7,625,000	7,469,793
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029(a)	13,825,000	13,867,954
nVent Finance Sarl
2.75%, 11/15/2031	3,600,000	3,096,146
5.65%, 05/15/2033	4,650,000	4,644,127
Oregon Tool Lux LP, 7.88%, 10/15/2029(a)	6,723,616	4,034,062
Regal Rexnord Corp.
6.05%, 04/15/2028	3,000,000	3,078,528
6.40%, 04/15/2033	16,925,000	17,575,725
SPX FLOW, Inc., 8.75%, 04/01/2030(a)	17,350,000	17,849,298
TK Elevator US Newco, Inc., 5.25%, 07/15/2027(a)	17,750,000	17,429,245
TransDigm, Inc.
4.63%, 01/15/2029	4,675,000	4,442,266
4.88%, 05/01/2029	9,475,000	9,007,775
6.00%, 01/15/2033(a)	2,525,000	2,488,090
Weir Group PLC, 2.20%, 05/13/2026(a)	9,850,000	9,566,992
		206,842,424
Materials - 3.7%
Celanese US Holdings LLC, 6.75%, 04/15/2033	3,925,000	3,813,930
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030(a)	2,150,000	2,181,907
6.75%, 04/15/2032(a)	6,225,000	6,273,105
LABL, Inc.
5.88%, 11/01/2028(a)	7,475,000	5,896,534
9.50%, 11/01/2028(a)	275,000	232,851
8.63%, 10/01/2031(a)	31,450,000	23,465,159
Magnera Corp., 7.25%, 11/15/2031(a)	10,000,000	9,738,050
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027(a)	5,000,000	4,906,250
9.25%, 04/15/2027(a)	15,650,000	14,781,790
Northern Star Resources Ltd., 6.13%, 04/11/2033(a)	7,970,000	8,258,924
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(a)	10,000,000	9,775,000

	Par	Value
Sealed Air Corp., 6.88%, 07/15/2033(a)	$9,000,000	$9,426,564
Sonoco Products Co.
4.60%, 09/01/2029	3,500,000	3,451,061
5.00%, 09/01/2034	22,000,000	21,054,613
South32 Treasury Ltd., 4.35%, 04/14/2032(a)	9,500,000	8,897,634
Standard Industries, Inc./NY, 4.38%, 07/15/2030(a)	7,500,000	6,926,392
		139,079,764
Technology - 3.8%
Amentum Holdings, Inc., 7.25%, 08/01/2032(a)	7,800,000	7,681,151
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028(a)	12,500,000	11,877,455
Broadcom, Inc.
4.35%, 02/15/2030	2,500,000	2,464,172
4.15%, 11/15/2030	7,589,000	7,346,698
5.15%, 11/15/2031	10,050,000	10,196,239
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029(a)	2,200,000	1,906,211
Dell International LLC / EMC Corp., 5.30%, 04/01/2032	5,000,000	5,033,902
Ellucian Holdings, Inc., 6.50%, 12/01/2029(a)	15,200,000	14,986,115
Entegris, Inc., 4.75%, 04/15/2029(a)	18,875,000	18,213,039
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	10,650,000	10,379,598
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/2031	5,000,000	4,332,612
5.00%, 01/15/2033	15,000,000	14,774,826
Oracle Corp.
5.25%, 02/03/2032	1,800,000	1,824,043
4.30%, 07/08/2034	5,000,000	4,652,370
4.70%, 09/27/2034	15,000,000	14,329,615
5.50%, 08/03/2035	10,000,000	10,083,921
3.85%, 07/15/2036	5,000,000	4,335,896
		144,417,863
Utilities - 6.0%
AES Corp., 5.80%, 03/15/2032	16,100,000	16,275,821
Ameren Corp., 5.00%, 01/15/2029	9,900,000	9,996,031
CenterPoint Energy, Inc., 6.70% to 05/15/2030 then 5 yr. CMT Rate + 2.59%, 05/15/2055	15,000,000	14,827,485
Duke Energy Corp., 5.45%, 06/15/2034	12,650,000	12,829,080
Edison International, 5.00% to 03/15/2027 then 5 yr. CMT Rate + 3.90%, Perpetual	4,000,000	3,623,754
Georgia Power Co., 5.25%, 03/15/2034	8,750,000	8,832,877
KeySpan Gas East Corp., 5.99%, 03/06/2033(a)	8,000,000	8,201,565
National Grid PLC, 5.42%, 01/11/2034	7,000,000	7,069,767

The accompanying notes are an integral part of these financial statements.

35

Aristotle Strategic Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
NextEra Energy Capital Holdings, Inc.
5.00%, 02/28/2030	$5,000,000	$5,088,850
5.30%, 03/15/2032	10,000,000	10,165,523
5.25%, 03/15/2034	3,000,000	3,003,308
6.38% to 08/15/2030 then 5 yr. CMT Rate + 2.05%, 08/15/2055	5,000,000	5,017,885
Pacific Gas and Electric Co., 4.50%, 07/01/2040	14,500,000	12,325,195
PacifiCorp, 7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	3,250,000	3,299,944
PG&E Corp., 7.38% to 03/15/2030 then 5 yr. CMT Rate + 3.88%, 03/15/2055	2,250,000	2,217,042
Sempra
3.80%, 02/01/2038	12,000,000	9,878,499
6.40% to 10/01/2034 then 5 yr. CMT Rate + 2.63%, 10/01/2054	10,100,000	9,605,013
Southern California Edison Co., 5.95%, 11/01/2032	8,000,000	8,218,380
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	5,100,000	5,265,280
Vistra Corp.
8.00% to 10/15/2026 then 5 yr. CMT Rate + 6.93%, Perpetual(a)	1,675,000	1,724,560
7.00% to 12/15/2026 then 5 yr. CMT Rate + 5.74%, Perpetual(a)	5,000,000	5,067,240
Vistra Operations Co. LLC
4.30%, 07/15/2029(a)	13,000,000	12,590,243
7.75%, 10/15/2031(a)	1,825,000	1,912,846
6.88%, 04/15/2032(a)	9,625,000	9,818,375
6.95%, 10/15/2033(a)	17,900,000	19,241,408
XPLR Infrastructure Operating Partners LP, 7.25%, 01/15/2029(a)	21,625,000	21,295,359
		227,391,330
TOTAL CORPORATE BONDS (Cost $2,356,745,541)		2,336,430,172
BANK LOANS - 24.7%
Consumer Discretionary - 5.0%
Allied Universal Holdco LLC, Senior Secured First Lien, 8.27% (1 mo. SOFR US + 3.75%), 05/15/2028	14,598,718	14,599,886
Anticimex Global AB, Senior Secured First Lien, 7.70% (1 mo. Term SOFR + 3.50%), 11/16/2028	4,239,323	4,237,204
Belron Finance 2019 LLC, Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 10/16/2031	6,716,250	6,713,127
Caesars Entertainment, Inc., Senior Secured First Lien, 6.56% (3 mo. SOFR US + 2.25%), 02/06/2031	17,966,505	17,876,673

	Par	Value
Carnival Corp., Senior Secured First Lien, 6.32% (1 mo. SOFR US + 2.00%), 10/18/2028	$4,267,000	$4,269,667
Chariot Buyer LLC, Senior Secured First Lien, 7.77% (1 mo. SOFR US + 3.25%), 11/03/2028	16,298,221	16,166,206
Clarios Global LP, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 01/28/2032	13,000,000	12,826,645
ClubCorp Holdings, Inc., Senior Secured First Lien, 9.82% (3 mo. SOFR US + 5.00%), 09/18/2026	2,172,820	2,179,382
CP Atlas Buyer, Inc., Senior Secured First Lien, 8.17% (1 mo. SOFR US + 3.75%), 11/23/2027	7,473,911	6,940,461
Grant Thornton Advisors Holdings LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 05/30/2031	18,036,860	17,966,426
Madison Safety & Flow LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 09/26/2031	14,925,000	14,983,865
MajorDrive Holdings IV LLC, Senior Secured First Lien, 8.68% (3 mo. SOFR US + 4.00%), 06/01/2028	6,961,249	6,335,676
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 7.31% (1 mo. SOFR US + 3.00%), 05/04/2028	7,722,195	7,682,657
PetSmart LLC, Senior Secured First Lien, 8.27% (1 mo. SOFR US + 3.75%), 02/14/2028	6,123,096	6,040,159
Tamko Building Products LLC, Senior Secured First Lien
7.05% (3 mo. SOFR US + 2.75%), 09/20/2030	2,851,250	2,841,741
7.05% (3 mo. SOFR US + 2.75%), 09/20/2030	2,851,250	2,841,741
7.07% (3 mo. SOFR US + 2.75%), 09/20/2030	2,851,250	2,841,741
7.07% (1 mo. SOFR US + 2.75%), 09/20/2030	2,822,738	2,813,324
Wand NewCo 3, Inc., Senior Secured First Lien, 6.82% (1 mo. SOFR US + 2.50%), 01/30/2031	29,190,556	28,800,278
Whatabrands LLC, Senior Secured First Lien, 6.82% (1 mo. SOFR US + 2.50%), 08/03/2028	9,925,125	9,894,506
		188,851,365
Consumer Staples - 0.4%
Fiesta Purchaser, Inc., Senior Secured First Lien
7.57% (1 mo. SOFR US + 3.25%), 02/12/2031	2,708,464	2,692,565
7.57% (1 mo. SOFR US + 3.25%), 02/12/2031	2,254,098	2,240,867

The accompanying notes are an integral part of these financial statements.

36

Aristotle Strategic Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
BANK LOANS - (Continued)
Consumer Staples - (Continued)
Opal LLC, Senior Secured First Lien, 7.57% (1 mo. Term SOFR + 3.25%), 04/30/2032	$10,000,000	$9,950,000
		14,883,432
Energy - 0.2%
Traverse Midstream Partners LLC, Senior Secured First Lien, 7.29% (3 mo. SOFR US + 3.00%), 02/16/2028	6,640,081	6,645,626
Financials - 4.3%(b)
Acrisure LLC, Senior Secured First Lien
7.07% (1 mo. SOFR US + 2.75%), 02/16/2027	4,334,514	4,328,337
7.32% (1 mo. SOFR US + 3.00%), 11/06/2030	13,881,524	13,819,543
AmWINS Group, Inc., Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 01/21/2032	3,740,625	3,715,207
AssuredPartners, Inc., Senior Secured First Lien, 7.82% (1 mo. SOFR US + 3.50%), 02/14/2031	33,165,000	33,241,279
Boost Newco Borrower LLC, Senior Secured First Lien, 6.30% (3 mo. SOFR US + 2.00%), 01/31/2031	13,715,625	13,642,795
BroadStreet Partners, Inc., Senior Secured First Lien
7.32% (1 mo. SOFR US + 3.00%), 06/16/2031	27,135,404	26,934,331
7.32% (1 mo. SOFR US + 3.00%), 06/16/2031	2,652,033	2,632,381
CoreLogic, Inc., Senior Secured First Lien, 8.05% (1 mo. SOFR US + 3.50%), 06/02/2028	14,645,010	14,400,951
HUB International Ltd., Senior Secured First Lien, 6.79% (3 mo. SOFR US + 2.50%), 06/20/2030	38,768,599	38,650,355
TIH Insurance Holdings LLC, Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 05/06/2031	8,022,177	7,982,067
TIH Insurance Holdings LLC, Senior Secured Second Lien, 9.05% (3 mo. SOFR US + 4.75%), 05/06/2032	5,000,000	5,057,825
		164,405,071
Health Care - 1.4%
Bausch + Lomb Corp., Senior Secured First Lien
7.77% (1 mo. SOFR US + 3.25%), 05/10/2027	4,974,425	4,963,182
8.32% (1 mo. SOFR US + 4.00%), 09/29/2028	6,895,000	6,886,416
Medline Borrower LP, Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 10/23/2028	30,775,552	30,752,009

	Par	Value
Pathway Vet Alliance LLC, Senior Secured First Lien
8.60% (3 mo. SOFR US + 3.75%), 03/31/2027	$9,839,994	$8,091,870
9.33% (1 mo. SOFR US + 5.00%), 06/30/2028	1,493,919	1,511,398
		52,204,875
Industrials - 7.6%
BCPE Empire Holdings, Inc., Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 12/26/2030	13,150,791	12,986,406
Crosby US Acquisition Corp., Senior Secured First Lien, 7.82% (1 mo. SOFR US + 3.50%), 08/16/2029	17,800,425	17,836,293
Cube A&D Buyer, Inc., Senior Secured First Lien, 7.79% (3 mo. SOFR US + 3.50%), 10/20/2031	12,100,000	12,034,478
Dynasty Acquisition Co., Inc., Senior Secured First Lien
6.32% (1 mo. SOFR US + 2.00%), 10/31/2031	3,985,567	3,979,230
6.32% (1 mo. SOFR US + 2.00%), 10/31/2031	10,478,183	10,461,523
Engineered Machinery Holdings, Inc., Senior Secured First Lien, 8.57% (3 mo. SOFR US + 3.75%), 05/22/2028	10,602,393	10,621,478
Filtration Group Corp., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 10/24/2028	16,699,381	16,705,977
Goat Holdco LLC, Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 01/27/2032	7,250,000	7,210,741
Kaman Corp., Senior Secured First Lien
7.03% (6 mo. SOFR US + 2.75%), 02/26/2032	8,795,259	8,688,968
7.07% (3 mo. SOFR US + 2.75%), 02/26/2032	8,795,259	8,688,968
7.30% (1 mo. Term SOFR + 2.75%), 02/26/2032	1,659,483	1,639,428
Madison IAQ LLC, Senior Secured First Lien, 6.76% (6 mo. SOFR US + 2.50%), 06/21/2028	7,720,000	7,644,228
Oregon Tool Lux LP, Senior Secured Second Lien, 8.32% (1 mo. Term SOFR + 4.00%), 10/15/2029	11,760,987	8,747,234
Pro Mach Group, Inc., Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 08/31/2028	14,339,291	14,317,638
Roper Industrial Products Investment Co., Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 11/23/2029	13,168,490	13,117,923
Signia Aerospace LLC, Senior Secured First Lien
7.32% (3 mo. SOFR US + 3.00%), 12/11/2031	3,680,769	3,666,966

The accompanying notes are an integral part of these financial statements.

37

Aristotle Strategic Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
BANK LOANS - (Continued)
Industrials - (Continued)
7.32% (3 mo. SOFR US + 3.00%), 12/11/2031	$3,011,538	$3,000,245
7.67% (3 mo. Term SOFR + 3.00%), 12/11/2031	557,692	555,601
SPX FLOW, Inc., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 04/05/2029	5,602,969	5,599,019
STS Operating, Inc., Senior Secured First Lien, 8.42% (1 mo. SOFR US + 4.00%), 03/25/2031	24,063,462	23,152,540
Titan Acquisition Ltd./Canada, Senior Secured First Lien, 8.78% (6 mo. SOFR US + 4.50%), 02/15/2029	34,737,500	34,632,593
TK Elevator US Newco, Inc., Senior Secured First Lien
7.74% (6 mo. SOFR US + 3.50%), 04/30/2030	11,352,176	11,335,886
7.74% (6 mo. SOFR US + 3.50%), 04/30/2030	6,520,983	6,511,625
TransDigm, Inc., Senior Secured First Lien
7.05% (3 mo. SOFR US + 2.75%), 03/22/2030	15,524,070	15,517,084
6.80% (3 mo. SOFR US + 2.50%), 02/28/2031	27,137,598	27,018,871
6.83% (3 mo. SOFR US + 2.50%), 01/20/2032	4,975,000	4,954,926
		290,625,869
Materials - 1.7%
Charter Next Generation, Inc., Senior Secured First Lien, 7.31% (1 mo. SOFR US + 3.00%), 12/02/2030	11,937,662	11,935,275
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien, 7.50% (1 mo. SOFR US + 3.18%), 04/13/2029	4,904,523	4,888,926
Graham Packaging Co., Inc., Senior Secured First Lien, 6.82% (1 mo. SOFR US + 2.50%), 08/04/2027	7,735,162	7,735,162
Pregis TopCo LLC, Senior Secured First Lien
8.32% (1 mo. SOFR US + 4.00%), 07/31/2026	14,590,434	14,613,925
8.55% (1 mo. SOFR US + 4.00%), 07/31/2026	3,377,500	3,383,309
Proampac PG Borrower LLC, Senior Secured First Lien
8.30% (3 mo. SOFR US + 4.00%), 09/15/2028	10,350,206	10,307,097
8.32% (3 mo. SOFR US + 4.00%), 09/15/2028	6,709,873	6,681,926
Quikrete Holdings, Inc., Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 03/19/2029	4,950,000	4,909,435
		64,455,055

	Par	Value
Technology - 4.1%
Applied Systems, Inc., Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 02/24/2031	$31,312,449	$31,338,439
Central Parent LLC, Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 07/06/2029	15,887,581	13,683,180
Dun & Bradstreet Corp., Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 01/18/2029	9,291,908	9,280,293
Ellucian Holdings, Inc., Senior Secured Second Lien, 9.07% (1 mo. SOFR US + 4.75%), 11/22/2032	10,000,000	10,160,400
Ellucian Holdings, Inc., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 10/29/2029	8,065,679	8,062,090
Epicor Software Corp., Senior Secured First Lien, 7.07% (1 mo. Term SOFR + 2.75%), 05/30/2031	27,423,825	27,383,375
Polaris Newco LLC, Senior Secured First Lien, 8.42% (3 mo. SOFR US + 3.75%), 06/05/2028	11,648,753	11,178,493
UKG, Inc., Senior Secured First Lien, 7.30% (3 mo. SOFR US + 3.00%), 02/10/2031	43,848,540	43,804,911
		154,891,181
TOTAL BANK LOANS (Cost $946,804,228)		936,962,474
COLLATERALIZED LOAN OBLIGATIONS - 5.2%
Aimco CDO, Series 2019-10A, Class BRR, 6.04% (3 mo. Term SOFR + 1.75%), 07/22/2037(a)	8,000,000	8,014,627
Atlantic Avenue Ltd., Series 2024-2A, Class D, 9.04% (3 mo. Term SOFR + 4.75%), 04/20/2037(a)	4,000,000	4,045,340
Barrow Hanley Ltd.
Series 2023-1A, Class D1R, 7.40% (3 mo. Term SOFR + 3.10%), 01/20/2038(a)	6,000,000	5,994,691
Series 2023-2A, Class DR, 6.94% (3 mo. Term SOFR + 2.65%), 10/20/2035(a)	7,650,000	7,636,272
Series 2024-3A, Class D, 8.44% (3 mo. Term SOFR + 4.15%), 04/20/2037(a)	4,000,000	4,031,961
Bowling Green Park CLO LLC, Series 2019-1A, Class BRR, 5.76% (3 mo. Term SOFR + 1.45%), 04/18/2035(a)	10,000,000	9,947,899
Boyce Park Clo Ltd., Series 2022-1A, Class D, 7.39% (3 mo. Term SOFR + 3.10%), 04/21/2035(a)	2,500,000	2,502,927
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.89% (3 mo. Term SOFR + 3.60%), 04/19/2037(a)	8,000,000	8,043,110

The accompanying notes are an integral part of these financial statements.

38

Aristotle Strategic Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
CarVal CLO
Series 2018-1A, Class BR, 6.16% (3 mo. Term SOFR + 1.85%), 07/16/2031(a)	$9,650,000	$9,602,213
Series 2018-1A, Class D, 7.46% (3 mo. Term SOFR + 3.15%), 07/16/2031(a)	1,755,000	1,757,855
Cayuga Park CLO, Series 2020-1A, Class DR, 7.66% (3 mo. Term SOFR + 3.36%), 07/17/2034(a)	1,750,000	1,752,229
CIFC Funding Ltd., Series 2022-4A, Class B, 6.31% (3 mo. Term SOFR + 2.00%), 07/16/2035(a)	7,500,000	7,507,923
Dryden Senior Loan Fund
Series 2018-55A, Class C, 6.46% (3 mo. Term SOFR + 2.16%), 04/15/2031(a)	250,000	250,172
Series 2018-64A, Class B, 5.95% (3 mo. Term SOFR + 1.66%), 04/18/2031(a)	2,600,000	2,599,091
Elmwood CLO 39 Ltd., Series 2025-2A, Class D1, 6.78% (3 mo. Term SOFR + 2.50%), 04/17/2038(a)	5,000,000	5,011,785
Elmwood CLO Ltd., Series 2025-1A, Class D1, 6.78% (3 mo. Term SOFR + 2.50%), 04/22/2038(a)	5,000,000	5,011,764
Flatiron CLO Ltd.
Series 2019-1A, Class DR, 7.58% (3 mo. Term SOFR + 3.26%), 11/16/2034(a)	1,000,000	1,002,554
Series 2021-2A, Class BR, 5.72% (3 mo. Term SOFR + 1.40%), 10/15/2034(a)	7,000,000	6,961,706
Series 2021-2A, Class DR, 6.72% (3 mo. Term SOFR + 2.40%), 10/15/2034(a)	8,000,000	8,015,387
Fort Greene Park CLO, Series 2025-2A, Class DR, 6.67% (3 mo. Term SOFR + 2.35%), 04/22/2034(a)	2,000,000	2,009,967
GoldenTree Loan Management US CLO, Series 2017-1A, Class DR3, 6.70% (3 mo. Term SOFR + 2.40%), 04/20/2034(a)	4,350,000	4,337,729
Madison Park Funding Ltd., Series 2019-35A, Class DR, 7.55% (3 mo. Term SOFR + 3.26%), 04/20/2032(a)	2,000,000	2,005,950
Magnetite CLO Ltd.
Series 2015-15A, Class DR, 7.31% (3 mo. Term SOFR + 3.01%), 07/25/2031(a)	9,320,000	9,301,230
Series 2016-17A, Class DR2, 7.79% (3 mo. Term SOFR + 3.50%), 04/20/2037(a)	8,000,000	8,011,250

	Par	Value
Series 2019-24A, Class DR, 7.35% (3 mo. Term SOFR + 3.05%), 04/15/2035(a)	$2,600,000	$2,603,995
Series 2020-26A, Class BR2, 5.77% (3 mo. Term SOFR + 1.50%), 01/25/2038(a)	5,000,000	4,973,026
Series 2020-27A, Class DR, 7.40% (3 mo. Term SOFR + 3.11%), 10/20/2034(a)	1,400,000	1,401,790
Neuberger Berman CLO Ltd.
Series 2015-20A, Class D1R3, 6.97% (3 mo. Term SOFR + 2.65%), 04/15/2039(a)	4,000,000	4,013,633
Series 2020-38A, Class BR2, 5.72% (3 mo. Term SOFR + 1.40%), 10/20/2036(a)	5,000,000	4,971,491
Series 2021-42A, Class BR, 6.17% (3 mo. Term SOFR + 1.40%), 07/16/2036(a)	5,000,000	4,983,177
Series 2021-42A, Class DR, 7.37% (3 mo. Term SOFR + 2.50%), 07/16/2036(a)	5,590,000	5,565,075
Series 2021-44A, Class DR, 6.95% (3 mo. Term SOFR + 2.65%), 10/16/2035(a)	5,000,000	4,990,616
Series 2021-46A, Class DR, 6.95% (3 mo. Term SOFR + 2.65%), 01/20/2037(a)	4,000,000	4,012,819
OCP CLO Ltd., Series 2019-16A, Class DR, 7.70% (3 mo. Term SOFR + 3.41%), 04/10/2033(a)	1,000,000	1,001,969
OHA Credit Funding, Series 2018-1A, Class D1R, 7.89% (3 mo. Term SOFR + 3.60%), 04/20/2037(a)	8,000,000	8,043,475
OHA Credit Partners Ltd., Series 2015-12A, Class D1R2, 7.79% (3 mo. Term SOFR + 3.50%), 04/23/2037(a)	1,500,000	1,509,332
OHA Loan Funding Ltd., Series 2013-1A, Class D1R3, 7.59% (3 mo. Term SOFR + 3.30%), 04/23/2037(a)	5,000,000	5,055,887
Rad CLO, Series 2021-12A, Class B, 6.20% (3 mo. Term SOFR + 1.91%), 10/30/2034(a)	4,000,000	3,998,869
RR Ltd./Cayman Islands, Series 2019-7A, Class C1B, 7.40% (3 mo. Term SOFR + 3.10%), 01/15/2037(a)	2,000,000	2,002,085
Symphony CLO Ltd., Series 2022-37A, Class DR, 9.19% (3 mo. Term SOFR + 4.90%), 01/20/2037(a)	6,750,000	6,826,218
TICP CLO Ltd., Series 2018-12A, Class DR, 7.86% (3 mo. Term SOFR + 3.56%), 07/15/2034(a)	1,100,000	1,102,480

The accompanying notes are an integral part of these financial statements.

39

Aristotle Strategic Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Wellington Management Clo 3 Ltd., Series 2025-4A, Class D1, 6.83% (3 mo. Term SOFR + 2.55%), 04/18/2038(a)	$4,750,000	$4,755,695
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $196,421,041)		197,167,264
U.S. TREASURY SECURITIES - 2.0%
United States Treasury Note/Bond
0.63%, 05/15/2030	12,500,000	10,577,637
4.50%, 12/31/2031	10,000,000	10,252,734
4.13%, 02/29/2032	10,000,000	10,028,125
2.75%, 08/15/2032	18,000,000	16,461,563
3.50%, 02/15/2033	15,000,000	14,370,117
4.25%, 11/15/2034	15,000,000	15,046,875
TOTAL U.S. TREASURY SECURITIES (Cost $75,331,459)		76,737,051
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.3%
Angel Oak Mortgage Trust LLC
Series 2025-2, Class A1, 5.64%, 02/25/2070(a)(c)	3,134,665	3,154,553
Series 2025-3, Class A1, 5.42%, 03/25/2070(a)(c)	10,000,000	10,015,318
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2025-1, Class MTU, 3.25%, 11/25/2064	14,294,113	12,292,057
JP Morgan Mortgage Trust, Series 2025-NQM1, Class A1, 5.59%, 06/25/2065(a)(c)	3,000,000	3,011,649
Onslow Bay Mortgage Loan Trust
Series 2025-NQM3, Class A1, 5.65%, 12/01/2064(a)(c)	3,321,137	3,334,435
Series 2025-NQM4, Class A1, 5.40%, 02/25/2055(a)(c)	8,572,260	8,555,102
PRKCM Trust, Series 2025-HOME1, Class A1A, 5.55%, 02/25/2060(a)(c)	9,350,000	9,372,224
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $49,594,665)		49,735,338
MORTGAGE-BACKED SECURITIES - 0.5%
Ginnie Mae II Pool
Pool MB0256, 4.00%, 03/20/2055	10,750,000	10,067,206
Pool MB0259, 5.50%, 03/20/2055	9,750,000	9,778,985
TOTAL MORTGAGE-BACKED SECURITIES (Cost $19,800,100)		19,846,191

	Par	Value
ASSET-BACKED SECURITIES - 0.1%
Mosaic Solar Loans LLC, Series 2025-1A, Class A, 6.12%, 08/22/2050(a)	$884,378	$891,491
RCO Mortgage LLC, Series 2025-1, Class A1, 5.88%, 01/25/2030(a)(c)	597,577	597,443
TOTAL ASSET-BACKED SECURITIES (Cost $1,489,280)		1,488,934
TOTAL INVESTMENTS - 95.4% (Cost $3,646,186,314)		$3,618,367,424
Other Assets in Excess of Liabilities - 4.6%		173,574,581
TOTAL NET ASSETS - 100.0%		$3,791,942,005

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
USISSO05 - 5 Year US Dollar SOFR Swap Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $1,262,034,225 or 33.3% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Step coupon bond. The rate disclosed is as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

40

Aristotle Ultra Short Income Fund
Schedule of Investments
March 31, 2025

	Par	Value
CORPORATE BONDS - 56.0%
Consumer Discretionary - 12.6%
American Airlines Group, Inc.
3.60%, 09/22/2027	$717,018	$691,479
3.20%, 06/15/2028	598,025	568,311
Series 2013-1, 3.95%, 11/15/2025	689,726	683,691
Series 2016-3, 3.00%, 10/15/2028	249,207	234,988
Series 2016-3, 3.25%, 10/15/2028	311,375	289,945
British Airways 2019-1 Class A Pass Through Trust, Series PTT, 3.35%, 06/15/2029(a)	273,592	261,022
Delta Air Lines, Inc., Series 2015-1, 3.63%, 07/30/2027	371,928	361,430
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/2025(a)	420,375	418,956
Ford Motor Credit Co. LLC, 4.69%, 06/09/2025	200,000	199,733
Las Vegas Sands Corp.
2.90%, 06/25/2025	500,000	497,385
5.90%, 06/01/2027	150,000	152,460
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	720,038	709,656
United Airlines, Inc., Series A, 4.00%, 04/11/2026	963,594	951,333
		6,020,389
Consumer Staples - 2.1%
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 2.50%, 01/15/2027	500,000	481,133
Mars, Inc., 4.45%, 03/01/2027(a)	500,000	501,100
		982,233
Financials - 28.0%(b)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 07/15/2025	300,000	300,889
Air Lease Corp., 1.88%, 08/15/2026	300,000	288,949
Atlas Warehouse Lending Co. LP, 6.05%, 01/15/2028(a)	350,000	353,206
Avolon Holdings Funding Ltd., 4.25%, 04/15/2026(a)	300,000	298,399
Bank of America Corp.
3.38% to 04/02/2025 then SOFR + 1.33%, 04/02/2026	1,400,000	1,399,930
5.93% to 09/15/2026 then SOFR + 1.34%, 09/15/2027	200,000	203,957
5.21% (SOFR + 0.83%), 01/24/2029	500,000	500,711
BNP Paribas SA
4.38%, 09/28/2025(a)	200,000	199,241
2.22% to 06/09/2025 then SOFR + 2.07%, 06/09/2026(a)	600,000	597,061
Citigroup, Inc., 5.28% (SOFR + 0.87%), 03/04/2029	250,000	250,199

	Par	Value
Credit Agricole SA, 5.59%, 07/05/2026(a)	$250,000	$253,437
Equinix, Inc., 1.25%, 07/15/2025	484,000	479,139
GLP Capital LP / GLP Financing II, Inc., 5.38%, 04/15/2026	500,000	501,897
Goldman Sachs Group, Inc.
5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026	1,250,000	1,255,121
4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028	300,000	299,320
HSBC Holdings PLC
2.10% to 06/04/2025 then SOFR + 1.93%, 06/04/2026	600,000	597,160
5.89% to 08/14/2026 then SOFR + 1.57%, 08/14/2027	200,000	203,197
5.44% (SOFR + 1.03%), 03/03/2029	500,000	501,034
JPMorgan Chase & Co.
4.08% to 04/26/2025 then SOFR + 1.32%, 04/26/2026	550,000	549,581
5.18% (SOFR + 0.80%), 01/24/2029	700,000	701,349
Lloyds Banking Group PLC, 4.72% to 08/11/2025 then 1 yr. CMT Rate + 1.75%, 08/11/2026	400,000	399,774
Morgan Stanley
4.68% to 07/17/2025 then SOFR + 1.67%, 07/17/2026	200,000	199,967
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027	1,000,000	961,477
Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.70%, 06/15/2026(a)	300,000	289,762
Reliance Standard Life Global Funding II, 2.75%, 05/07/2025(a)	200,000	199,574
Sumitomo Mitsui Trust Bank Ltd., 5.40% (SOFR + 0.99%), 03/13/2030(a)	200,000	201,546
Svenska Handelsbanken AB, 5.32% (SOFR + 0.91%), 06/10/2025(a)	250,000	250,380
UBS AG/Stamford CT, 4.86% to 01/10/2027 then SOFR + 0.72%, 01/10/2028	350,000	351,687
UBS Group AG, 2.19% to 06/05/2025 then SOFR + 2.04%, 06/05/2026(a)	250,000	248,835
VICI Properties LP, 4.38%, 05/15/2025	500,000	500,323
		13,337,102
Health Care - 0.7%
Zimmer Biomet Holdings, Inc., 4.70%, 02/19/2027	350,000	351,185
Industrials - 3.9%
BAE Systems Holdings, Inc., 3.85%, 12/15/2025(a)	300,000	298,104
Boeing Co., 6.26%, 05/01/2027	150,000	154,367
Element Fleet Management Corp., 3.85%, 06/15/2025(a)	200,000	199,547
Lennox International, Inc., 1.35%, 08/01/2025	500,000	493,967

The accompanying notes are an integral part of these financial statements.

41

Aristotle Ultra Short Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Regal Rexnord Corp., 6.05%, 02/15/2026	$400,000	$403,102
Weir Group PLC, 2.20%, 05/13/2026(a)	300,000	291,380
		1,840,467
Materials - 1.5%
Amcor Flexibles North America, Inc., 4.00%, 05/17/2025	300,000	299,591
Rio Tinto Finance USA PLC, 4.38%, 03/12/2027	100,000	100,272
Sonoco Products Co., 4.45%, 09/01/2026	310,000	309,100
		708,963
Technology - 4.0%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028(a)	300,000	285,059
Concentrix Corp., 6.65%, 08/02/2026	150,000	153,068
Infor LLC, 1.75%, 07/15/2025(a)	700,000	692,981
Jabil, Inc., 1.70%, 04/15/2026	200,000	194,280
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	100,000	96,088
Synopsys, Inc., 4.55%, 04/01/2027	500,000	501,961
		1,923,437
Utilities - 3.2%
American Electric Power Co., Inc., 1.00%, 11/01/2025	300,000	293,614
Consolidated Edison Co. of New York, Inc., 4.91% (SOFR + 0.52%), 11/18/2027	200,000	201,176
DTE Energy Co., 2.85%, 10/01/2026	300,000	292,577
Exelon Corp., 3.40%, 04/15/2026	200,000	197,732
Southern California Edison Co., 5.35%, 03/01/2026	300,000	301,307
Vistra Operations Co. LLC, 5.05%, 12/30/2026(a)	250,000	250,972
		1,537,378
TOTAL CORPORATE BONDS (Cost $26,584,545)		26,701,154
COLLATERALIZED LOAN OBLIGATIONS - 14.8%
Blackstone, Inc.
Series 2018-1A, Class A1, 5.59% (3 mo. Term SOFR + 1.29%), 04/15/2031(a)	81,195	81,228
Series 2018-1A, Class A2, 5.57% (3 mo. Term SOFR + 1.27%), 04/15/2031(a)	81,195	81,221
Buttermilk Park CLO, Series 2018-1A, Class A1R, 5.38% (3 mo. Term SOFR + 1.08%), 10/15/2031(a)	275,945	275,448

	Par	Value
CIFC Funding Ltd.
Series 2018-3A, Class A, 5.65% (3 mo. Term SOFR + 1.36%), 07/18/2031(a)	$188,795	$188,678
Series 2019-2A, Class AR, 5.60% (3 mo. Term SOFR + 1.30%), 04/17/2034(a)	250,000	249,972
Flatiron CLO Ltd., Series 2018-1A, Class A, 5.51% (3 mo. Term SOFR + 1.21%), 04/17/2031(a)	223,506	223,393
Fort Greene Park CLO, Series 2025-2A, Class AR, 5.27% (3 mo. Term SOFR + 0.95%), 04/22/2034(a)	450,000	448,246
Magnetite CLO Ltd.
Series 2015-12A, Class AR4, 5.45% (3 mo. Term SOFR + 1.15%), 10/15/2031(a)	1,064,807	1,065,287
Series 2015-12A, Class BRRA, 6.16% (3 mo. Term SOFR + 1.86%), 10/15/2031(a)	400,000	400,029
Series 2020-25A, Class A, 5.76% (3 mo. Term SOFR + 1.46%), 01/25/2032(a)	615,455	615,273
Series 2020-26A, Class AR2, 5.42% (3 mo. Term SOFR + 1.15%), 01/25/2038(a)	250,000	249,325
Series 2020-27A, Class BR, 6.10% (3 mo. Term SOFR + 1.81%), 10/20/2034(a)	250,000	250,154
Myers Park CLO, Series 2018-1A, Class B1, 6.15% (3 mo. Term SOFR + 1.86%), 10/20/2030(a)	250,000	250,255
Neuberger Berman CLO Ltd.
Series 2021-42A, Class AR, 5.67% (3 mo. Term SOFR + 0.95%), 07/16/2035(a)	250,000	248,732
Series 2021-43A, Class AR, 5.37% (3 mo. Term SOFR + 1.05%), 07/17/2036(a)	1,000,000	998,225
Palmer Square Loan Funding Ltd.
Series 2021-3A, Class A1, 5.35% (3 mo. Term SOFR + 1.06%), 07/20/2029(a)	11,375	11,367
Series 2021-4A, Class A1, 5.36% (3 mo. Term SOFR + 1.06%), 10/15/2029(a)	37,701	37,682
Series 2021-4A, Class A2, 5.96% (3 mo. Term SOFR + 1.66%), 10/15/2029(a)	250,000	249,921
Series 2022-1A, Class A1, 5.35% (3 mo. Term SOFR + 1.05%), 04/15/2030(a)	129,153	129,037
Series 2024-2A, Class A1N, 5.45% (3 mo. Term SOFR + 1.00%), 01/15/2033(a)	400,000	399,513

The accompanying notes are an integral part of these financial statements.

42

Aristotle Ultra Short Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
TCI-Flatiron CLO Ltd.
Series 2017-1A, Class AR, 5.54% (3 mo. Term SOFR + 1.22%), 11/18/2030(a)	$525,583	$525,212
Series 2018-1A, Class ANR, 5.62% (3 mo. Term SOFR + 1.32%), 01/29/2032(a)	103,473	103,405
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $7,082,374)		7,081,603
ASSET-BACKED SECURITIES - 13.0%
Ally Auto Receivables Trust, Series 2022-2, Class A3, 4.76%, 05/17/2027	67,627	67,644
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A2A, 5.75%, 02/18/2028	141,348	141,813
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72%, 09/11/2028	120,461	115,834
Flagship Credit Auto Trust, Series 2021-4, Class B, 1.49%, 02/15/2027(a)	78,758	78,604
Ford Credit Auto Owner Trust
Series 2023-C, Class A2A, 5.68%, 09/15/2026	80,517	80,658
Series 2024-A, Class A2A, 5.32%, 01/15/2027	139,781	140,136
Hilton Grand Vacations, Inc., Series 2020-AA, Class A, 2.74%, 02/25/2039(a)	20,652	20,057
Navient Student Loan Trust
Series 2019-FA, Class A2, 2.60%, 08/15/2068(a)	486,807	463,360
Series 2020-2A, Class A1A, 1.32%, 08/26/2069(a)	65,769	59,479
Series 2020-BA, Class A2, 2.12%, 01/15/2069(a)	309,205	292,666
Series 2020-EA, Class A, 1.69%, 05/15/2069(a)	230,850	214,997
Series 2020-FA, Class A, 1.22%, 07/15/2069(a)	83,873	77,463
Series 2020-GA, Class A, 1.17%, 09/16/2069(a)	412,542	378,734
Series 2020-HA, Class A, 1.31%, 01/15/2069(a)	46,132	43,491
Series 2021-1A, Class A1B, 5.05% (30 day avg SOFR US + 0.71%), 12/26/2069(a)	72,535	72,007
Series 2021-A, Class A, 0.84%, 05/15/2069(a)	56,136	50,705
Series 2021-CA, Class A, 1.06%, 10/15/2069(a)	523,683	471,138

	Par	Value
Reach Financial LLC, Series 2025-1A, Class A, 4.96%, 08/16/2032(a)	$89,133	$89,177
Santander Consumer USA Holdings, Inc.
Series 2023-3, Class A3, 5.61%, 10/15/2027	856,474	858,216
Series 2024-2, Class A2, 5.80%, 09/15/2027	115,129	115,403
Series 2024-3, Class A2, 5.91%, 06/15/2027	172,755	173,139
Series 2024-4, Class A2, 5.41%, 07/15/2027	80,656	80,841
Series 2025-1, Class A2, 4.76%, 08/16/2027	600,000	600,015
Series 2025-2, Class A2, 4.71%, 06/15/2028	420,000	419,297
SMB Private Education Loan Trust
Series 2019-A, Class A2A, 3.44%, 07/15/2036(a)	342,962	337,643
Series 2020-A, Class A2B, 5.26% (1 mo. Term SOFR + 0.94%), 09/15/2037(a)	372,469	372,318
SoFi Consumer Loan Program Trust, Series 2025-1, Class A, 4.80%, 02/27/2034(a)	350,000	350,246
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX, 3.34%, 08/25/2047(a)	50,169	49,790
TOTAL ASSET-BACKED SECURITIES (Cost $6,236,832)		6,214,871
BANK LOANS - 5.8%
Consumer Discretionary - 1.7%
Hilton Domestic Operating Co., Inc., Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 11/08/2030	250,000	250,060
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 6.32% (1 mo. SOFR US + 2.00%), 08/02/2028	335,780	334,560
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien, 6.32% (1 mo. SOFR US + 2.00%), 12/04/2031	241,936	240,524
		825,144
Energy - 0.3%
Buckeye Partners LP, Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 11/02/2026	133,038	133,128
Financials - 1.9%(b)
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 06/22/2028	137,258	137,287

The accompanying notes are an integral part of these financial statements.

43

Aristotle Ultra Short Income Fund
Schedule of Investments
March 31, 2025(Continued)

	Par	Value
BANK LOANS - (Continued)
Financials - (Continued)
Delos Aircraft DAC, Senior Secured First Lien, 6.05% (3 mo. SOFR US + 1.75%), 10/29/2027	$470,000	$471,048
SBA Senior Finance II LLC, Senior Secured First Lien, 6.08% (1 mo. SOFR US + 1.75%), 01/27/2031	292,087	292,149
		900,484
Health Care - 0.9%
Elanco Animal Health, Inc., Senior Secured First Lien, 6.27% (1 mo. SOFR US + 1.75%), 08/02/2027	417,845	417,477
Materials - 1.0%
Asplundh Tree Expert LLC, Senior Secured First Lien, 6.27% (1 mo. SOFR US + 1.75%), 09/07/2027	231,250	231,196
Quikrete Holdings, Inc., Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 04/14/2031	249,372	246,948
		478,144
TOTAL BANK LOANS (Cost $2,748,568)		2,754,377
SHORT-TERM INVESTMENTS - 4.2%
U.S. Treasury Bills - 4.2%
4.24%, 04/03/2025(c)	2,000,000	1,999,529
TOTAL SHORT-TERM INVESTMENTS (Cost $1,999,530)		1,999,529
TOTAL INVESTMENTS - 93.8% (Cost $44,651,849)		$44,751,534
Other Assets in Excess of Liabilities - 6.2%		2,959,391
TOTAL NET ASSETS - 100.0%		$47,710,925

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $16,594,040 or 34.8% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown is the annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

44

Aristotle Core Equity Fund
Schedule of Investments
March 31, 2025

	Shares	Value
COMMON STOCKS - 97.9%
Communication Services - 10.0%
Alphabet, Inc. - Class A	129,934	$20,092,994
Meta Platforms, Inc. - Class A	37,076	21,369,123
Netflix, Inc.(a)	8,494	7,920,910
		49,383,027
Consumer Discretionary - 12.2%
Amazon.com, Inc.(a)	119,931	22,818,072
Expedia Group, Inc.	33,502	5,631,686
General Motors Co.	123,341	5,800,727
Home Depot, Inc.	25,793	9,452,877
Marriott International Inc. - Class A	29,905	7,123,371
O’Reilly Automotive, Inc.(a)	6,262	8,970,816
		59,797,549
Consumer Staples - 4.4%
Costco Wholesale Corp.	14,633	13,839,599
Darling Ingredients, Inc.(a)	248,811	7,772,855
		21,612,454
Energy - 2.8%
Antero Resources Corp.(a)	183,648	7,426,725
Halliburton Co.	251,719	6,386,111
		13,812,836
Financials - 14.6%
Ameriprise Financial, Inc.	21,618	10,465,490
Bank of America Corp.	253,089	10,561,404
Chubb Ltd.	32,468	9,805,011
Intercontinental Exchange, Inc.	62,559	10,791,427
JPMorgan Chase & Co.	67,705	16,608,037
Visa, Inc. - Class A	38,213	13,392,128
		71,623,497
Health Care - 12.5%
Adaptive Biotechnologies Corp.(a)	494,237	3,672,181
Becton Dickinson & Co.	37,098	8,497,668
Bio-Techne Corp.	134,812	7,904,028
Boston Scientific Corp.(a)	67,664	6,825,944
Cigna Group	15,272	5,024,488
Eli Lilly & Co.	8,763	7,237,449
Guardant Health, Inc.(a)	155,561	6,626,899
Thermo Fisher Scientific, Inc.	12,152	6,046,835
Vertex Pharmaceuticals, Inc.(a)	11,842	5,741,238
Zoetis, Inc.	25,337	4,171,737
		61,748,467
Industrials - 8.5%
AMETEK, Inc.	60,514	10,416,880
Chart Industries, Inc.(a)	23,809	3,437,067
General Electric Co.	22,238	4,450,936
Honeywell International, Inc.	24,863	5,264,740
Norfolk Southern Corp.	35,691	8,453,414
Trane Technologies PLC	29,099	9,804,035
		41,827,072

	Shares	Value
Information Technology - 29.3%(b)
Amphenol Corp. - Class A	66,920	$4,389,283
Analog Devices, Inc.	17,762	3,582,063
Apple, Inc.	123,155	27,356,420
Applied Materials, Inc.	23,065	3,347,193
Broadcom, Inc.	82,426	13,800,585
Crowdstrike Holdings, Inc. - Class A(a)	11,648	4,106,852
Microsoft Corp.	92,732	34,810,665
NVIDIA Corp.	275,635	29,873,321
Oracle Corp.	68,201	9,535,182
ServiceNow, Inc.(a)	10,188	8,111,074
Synopsys, Inc.(a)	12,028	5,158,208
		144,070,846
Materials - 1.4%
Avery Dennison Corp.	37,966	6,756,809
Utilities - 2.2%
American Water Works Co., Inc.	38,069	5,615,939
NextEra Energy, Inc.	72,293	5,124,851
		10,740,790
TOTAL COMMON STOCKS (Cost $362,519,427)		481,373,347
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.3%
Real Estate - 1.3%
Alexandria Real Estate Equities, Inc.	29,410	2,720,719
Prologis, Inc.	32,943	3,682,698
		6,403,417
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $6,960,462)		6,403,417
TOTAL INVESTMENTS - 99.2% (Cost $369,479,889)		$487,776,764
Other Assets in Excess of Liabilities - 0.8%		3,873,630
TOTAL NET ASSETS - 100.0%		$491,650,394

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

45

Aristotle Growth Equity Fund
Schedule of Investments
March 31, 2025

	Shares	Value
COMMON STOCKS - 98.3%
Communication Services - 13.3%
Alphabet, Inc. - Class A	94,429	$14,602,501
Meta Platforms, Inc. - Class A	16,502	9,511,093
Netflix, Inc.(a)	4,301	4,010,811
Take-Two Interactive Software, Inc.(a)	14,962	3,100,874
		31,225,279
Consumer Discretionary - 15.6%
Amazon.com, Inc.(a)	97,618	18,572,801
Expedia Group, Inc.	31,948	5,370,459
Home Depot, Inc.	16,090	5,896,824
O’Reilly Automotive, Inc.(a)	2,778	3,979,707
Tesla, Inc.(a)	10,026	2,598,338
		36,418,129
Consumer Staples - 3.6%
Costco Wholesale Corp.	6,531	6,176,889
Darling Ingredients, Inc.(a)	71,556	2,235,410
		8,412,299
Financials - 6.1%
S&P Global, Inc.	5,385	2,736,118
Visa, Inc. - Class A	32,719	11,466,701
		14,202,819
Health Care - 7.7%
Adaptive Biotechnologies Corp.(a)	306,714	2,278,885
Bio-Techne Corp.	77,871	4,565,577
Eli Lilly & Co.	4,049	3,344,110
Guardant Health, Inc.(a)	70,678	3,010,883
UnitedHealth Group, Inc.	4,014	2,102,332
Vertex Pharmaceuticals, Inc.(a)	5,439	2,636,936
		17,938,723
Industrials - 5.6%
AMETEK, Inc.	20,158	3,469,998
Chart Industries, Inc.(a)	11,682	1,686,414
Norfolk Southern Corp.	11,370	2,692,984
Quanta Services, Inc.	10,859	2,760,141
Uber Technologies, Inc.(a)	36,142	2,633,306
		13,242,843
Information Technology - 45.4%(b)
Adobe, Inc.(a)	9,719	3,727,528
Analog Devices, Inc.	18,411	3,712,946
Apple, Inc.	105,467	23,427,385
Broadcom, Inc.	42,699	7,149,094
Crowdstrike Holdings, Inc. - Class A(a)	10,356	3,651,318
KLA Corp.	5,966	4,055,687
Microsoft Corp.	67,462	25,324,560
NVIDIA Corp.	217,950	23,621,421
Oracle Corp.	27,048	3,781,581
ServiceNow, Inc.(a)	4,749	3,780,869
Synopsys, Inc.(a)	8,906	3,819,338
		106,051,727

	Shares	Value
Materials - 1.0%
Linde PLC	4,855	$2,260,682
TOTAL COMMON STOCKS (Cost $166,634,530)		229,752,501
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.8%
Real Estate - 0.8%
Alexandria Real Estate Equities, Inc.	8,483	784,762
Prologis, Inc.	9,536	1,066,030
		1,850,792
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $2,140,856)		1,850,792
TOTAL INVESTMENTS - 99.1% (Cost $168,775,386)		$231,603,293
Other Assets in Excess of Liabilities - 0.9%		2,092,026
TOTAL NET ASSETS - 100.0%		$233,695,319

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

46

Aristotle International Equity Fund
Schedule of Investments
March 31, 2025

	Shares	Value
COMMON STOCKS - 97.6%
Austria - 3.0%
Erste Group Bank AG	241,700	$16,718,702
Canada - 7.0%
Brookfield Corp.	429,300	22,466,616
Cameco Corp.	394,300	16,231,772
		38,698,388
France - 12.6%
Amundi SA(a)	140,000	10,968,392
Cie Generale des Etablissements Michelin SCA	366,800	12,891,800
LVMH Moet Hennessy Louis Vuitton SE	18,900	11,704,401
Safran SA	81,000	21,326,022
TotalEnergies SE	203,100	13,086,378
		69,976,993
Germany - 8.9%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	31,100	19,646,580
Nemetschek SE	175,100	20,412,528
Symrise AG	89,400	9,268,487
		49,327,595
Hong Kong - 1.5%
AIA Group Ltd.	1,076,300	8,147,454
Ireland - 5.8%
Accenture PLC - Class A	59,800	18,659,992
Experian PLC	299,700	13,886,763
		32,546,755
Japan - 21.4%
Daikin Industries Ltd.	81,400	8,833,420
FANUC Corp.	303,700	8,274,537
Fast Retailing Co. Ltd.	46,900	13,961,727
Kubota Corp.	502,500	6,209,594
MonotaRO Co. Ltd.	1,125,400	21,023,309
NIDEC CORP	240,400	4,034,461
Otsuka Holdings Co. Ltd.	222,300	11,584,051
Pan Pacific International Holdings Corp.	714,200	19,617,898
Sony Group Corp.	992,100	25,103,113
		118,642,110
Netherlands - 3.2%
Akzo Nobel NV	127,600	7,858,358
Heineken NV	121,900	9,939,805
		17,798,163
Peru - 2.9%
Credicorp Ltd.	86,100	16,028,376
Singapore - 3.5%
DBS Group Holdings Ltd.	568,850	19,535,065

	Shares	Value
South Korea - 1.5%
Samsung Electronics Co. Ltd.	210,800	$8,357,266
Sweden - 2.0%
Assa Abloy AB - Class B	366,600	11,005,795
Switzerland - 7.8%
Alcon AG	171,300	16,253,802
DSM-Firmenich AG	89,100	8,820,759
Roche Holding AG	56,300	18,529,886
		43,604,447
United Kingdom - 16.5%
Ashtead Group PLC	264,600	14,306,134
Coca-Cola Europacific Partners PLC	211,200	18,380,736
Diageo PLC	470,300	12,290,241
GSK PLC	545,500	10,424,666
Haleon PLC	3,238,200	16,353,659
Rentokil Initial PLC	1,821,400	8,265,814
Unilever PLC	196,600	11,713,842
		91,735,092
TOTAL COMMON STOCKS (Cost $429,351,226)		542,122,201
TOTAL INVESTMENTS - 97.6% (Cost $429,351,226)		$542,122,201
Other Assets in Excess of Liabilities - 2.4%		13,067,048
TOTAL NET ASSETS - 100.0%		$555,189,249

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $10,968,392 or 2.0% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

47

Aristotle International Equity Fund
Schedule of Investments
March 31, 2025(Continued)
Sector Classification as of March 31, 2025
(% of Net Assets)

Industrials	$117,165,849	21.1%
Financials	113,511,185	20.5
Consumer Discretionary	83,278,939	15.0
Health Care	73,146,064	13.1
Consumer Staples	52,324,624	9.4
Information Technology	47,429,786	8.5
Energy	29,318,150	5.3
Materials	25,947,604	4.7
Other Assets in Excess of Liabilities	13,067,048	2.4
	$555,189,249	100.0%

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

48

Aristotle Small Cap Equity Fund
Schedule of Investments
March 31, 2025

	Shares	Value
COMMON STOCKS - 88.8%
Communication Services - 2.0%
TKO Group Holdings, Inc.	19,187	$2,931,965
Consumer Discretionary - 5.0%
1-800-Flowers.com, Inc. - Class A(a)	102,976	607,558
Carter’s, Inc.	26,771	1,094,934
KB Home	26,348	1,531,346
Matthews International Corp. - Class A	48,244	1,072,947
Monro, Inc.	28,711	415,448
Sonos, Inc.(a)	80,080	854,454
Valvoline, Inc.(a)	31,936	1,111,692
Wolverine World Wide, Inc.	59,667	829,968
		7,518,347
Consumer Staples - 2.9%
Chefs’ Warehouse, Inc.(a)	22,733	1,238,039
Herbalife Ltd.(a)	61,743	532,842
J & J Snack Foods Corp.	10,185	1,341,568
Nu Skin Enterprises, Inc. - Class A	41,025	297,842
TreeHouse Foods, Inc.(a)	36,354	984,830
		4,395,121
Energy - 4.9%
Ardmore Shipping Corp.	165,189	1,617,200
International Seaways, Inc.	27,038	897,662
Northern Oil & Gas, Inc.	41,585	1,257,115
Oceaneering International, Inc.(a)	94,414	2,059,169
Patterson-UTI Energy, Inc.	143,371	1,178,510
Ring Energy, Inc.(a)	203,981	234,578
		7,244,234
Financials - 13.5%
Baldwin Insurance Group, Inc. - Class A(a)	29,771	1,330,466
BankUnited, Inc.	33,999	1,170,926
Banner Corp.	18,851	1,202,128
Berkshire Hills Bancorp, Inc.	22,465	586,112
Byline Bancorp, Inc.	81,417	2,129,869
Customers Bancorp, Inc.(a)	27,451	1,378,040
eHealth, Inc.(a)	36,796	245,797
Euronet Worldwide, Inc.(a)	21,416	2,288,300
First Interstate BancSystem, Inc. - Class A	27,697	793,519
National Bank Holdings Corp. - Class A	58,206	2,227,544
Old National Bancorp	42,332	897,015
Pacific Premier Bancorp, Inc.	40,815	870,176
Texas Capital Bancshares, Inc.(a)	12,126	905,812
United Community Banks, Inc. of Georgia	40,603	1,142,162
Veritex Holdings, Inc.	54,692	1,365,659
Voya Financial, Inc.	24,530	1,662,153
		20,195,678

	Shares	Value
Health Care - 13.7%
Acadia Healthcare Co., Inc.(a)	44,806	$1,358,518
Charles River Laboratories International, Inc.(a)	7,652	1,151,779
Chemed Corp.	4,618	2,841,548
Cross Country Healthcare, Inc.(a)	63,458	944,890
Haemonetics Corp.(a)	27,630	1,755,886
HealthEquity, Inc.(a)	34,278	3,029,147
Merit Medical Systems, Inc.(a)	32,695	3,456,188
Pediatrix Medical Group, Inc.(a)	40,280	583,657
Perrigo Co. PLC	16,195	454,108
Prestige Consumer Healthcare, Inc.(a)	25,965	2,232,211
QuidelOrtho Corp.(a)	19,700	688,909
Supernus Pharmaceuticals, Inc.(a)	61,887	2,026,799
		20,523,640
Industrials - 22.9%
AerCap Holdings NV	38,360	3,919,241
Albany International Corp. - Class A	24,406	1,684,990
Amentum Holdings, Inc.(a)	44,919	817,526
AZEK Co., Inc.(a)	55,070	2,692,372
Casella Waste Systems, Inc. - Class A(a)	17,490	1,950,310
Chart Industries, Inc.(a)	13,865	2,001,551
Columbus McKinnon Corp.	48,455	820,343
Dycom Industries, Inc.(a)	18,249	2,780,053
FTI Consulting, Inc.(a)	8,488	1,392,711
GXO Logistics, Inc.(a)	22,833	892,314
Hexcel Corp.	15,248	834,981
Huron Consulting Group, Inc.(a)	30,385	4,358,728
KBR, Inc.	34,915	1,739,116
Liquidity Services, Inc.(a)	56,220	1,743,382
Mercury Systems, Inc.(a)	38,105	1,641,944
Pursuit Attractions and Hospitality, Inc.(a)	51,446	1,820,674
Titan Machinery, Inc.(a)	32,169	548,160
Wabash National Corp.	28,318	312,914
Westinghouse Air Brake Technologies Corp.	7,485	1,357,405
WillScot Holdings Corp.	37,268	1,036,050
		34,344,765
Information Technology - 17.8%
ACI Worldwide, Inc.(a)	66,637	3,645,710
Advanced Energy Industries, Inc.	24,406	2,326,136
ASGN, Inc.(a)	28,567	1,800,292
Belden, Inc.	24,183	2,424,346
Benchmark Electronics, Inc.	29,861	1,135,614
Box, Inc. - Class A(a)	69,672	2,150,078
Insight Enterprises, Inc.(a)	8,377	1,256,466
Itron, Inc.(a)	33,420	3,501,079
Knowles Corp.(a)	118,742	1,804,878

The accompanying notes are an integral part of these financial statements.

49

Aristotle Small Cap Equity Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Littelfuse, Inc.	5,756	$1,132,436
MACOM Technology Solutions Holdings, Inc.(a)	28,780	2,888,936
Novanta, Inc.(a)	11,166	1,427,796
Rogers Corp.(a)	6,354	429,086
Veeco Instruments, Inc.(a)	33,431	671,295
		26,594,148
Materials - 4.0%
Alamos Gold, Inc. - Class A	95,126	2,543,669
Axalta Coating Systems Ltd.(a)	35,527	1,178,431
Silgan Holdings, Inc.	36,967	1,889,753
Tronox Holdings PLC	59,298	417,458
		6,029,311
Utilities - 2.1%
ALLETE, Inc.	12,627	829,594
Unitil Corp.	41,027	2,366,848
		3,196,442
TOTAL COMMON STOCKS (Cost $101,750,395)		132,973,651
REAL ESTATE INVESTMENT TRUSTS - COMMON - 6.6%
Financials - 1.7%
HA Sustainable Infrastructure Capital, Inc.	89,248	2,609,611
Real Estate - 4.9%
Agree Realty Corp.	17,312	1,336,313
Americold Realty Trust, Inc.	45,644	979,520
Armada Hoffler Properties, Inc.	102,511	769,858
Community Healthcare Trust, Inc.	53,085	964,024
JBG SMITH Properties	30,020	483,622
Safehold, Inc.	24,135	451,807
STAG Industrial, Inc.	64,530	2,330,824
		7,315,968
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $11,191,002)		9,925,579
EXCHANGE TRADED FUNDS - 0.9%
iShares Russell 2000 ETF	3,330	664,302
iShares Russell 2000 Value ETF	4,470	674,880
TOTAL EXCHANGE TRADED FUNDS (Cost $916,115)		1,339,182
TOTAL INVESTMENTS - 96.3% (Cost $113,857,512)		$144,238,412
Other Assets in Excess of Liabilities - 3.7%		5,588,362
TOTAL NET ASSETS - 100.0%		$149,826,774

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

50

Aristotle Small/Mid Cap Equity Fund
Schedule of Investments
March 31, 2025

	Shares	Value
COMMON STOCKS - 91.3%
Communication Services - 1.9%
TKO Group Holdings, Inc.	4,209	$643,177
Consumer Discretionary - 6.2%
1-800-Flowers.com, Inc. - Class A(a)	18,710	110,389
Carter’s, Inc.	5,638	230,594
KB Home	5,939	345,175
LKQ Corp.	6,203	263,876
Matthews International Corp. - Class A	10,626	236,322
Monro, Inc.	6,137	88,802
Pool Corp.	705	224,437
Sonos, Inc.(a)	9,702	103,520
Valvoline, Inc.(a)	7,474	260,170
Wolverine World Wide, Inc.	19,928	277,198
		2,140,483
Consumer Staples - 1.9%
Herbalife Ltd.(a)	13,411	115,737
J & J Snack Foods Corp.	2,385	314,152
Nu Skin Enterprises, Inc. - Class A	7,194	52,229
TreeHouse Foods, Inc.(a)	7,145	193,558
		675,676
Energy - 5.7%
Northern Oil & Gas, Inc.	6,119	184,977
Oceaneering International, Inc.(a)	20,685	451,140
Patterson-UTI Energy, Inc.	19,857	163,225
Permian Resources Corp.	43,699	605,231
Range Resources Corp.	14,545	580,782
		1,985,355
Financials - 11.7%
Baldwin Insurance Group, Inc. - Class A(a)	7,024	313,903
BankUnited, Inc.	16,107	554,725
Banner Corp.	4,088	260,692
Berkshire Hills Bancorp, Inc.	4,683	122,179
Cohen & Steers, Inc.	2,747	220,447
eHealth, Inc.(a)	7,078	47,281
Euronet Worldwide, Inc.(a)	4,245	453,578
First Interstate BancSystem, Inc. - Class A	6,599	189,061
National Bank Holdings Corp. - Class A	12,687	485,531
Old National Bancorp	9,924	210,290
Pacific Premier Bancorp, Inc.	9,240	196,997
Texas Capital Bancshares, Inc.(a)	2,354	175,844
United Community Banks, Inc. of Georgia	9,099	255,955
Voya Financial, Inc.	5,253	355,943
WSFS Financial Corp.	3,607	187,095
		4,029,521
Health Care - 14.5%
Acadia Healthcare Co., Inc.(a)	9,111	276,245
Charles River Laboratories International, Inc.(a)	1,977	297,578

	Shares	Value
Chemed Corp.	1,054	$648,547
Encompass Health Corp.	6,325	640,596
Haemonetics Corp.(a)	6,459	410,469
HealthEquity, Inc.(a)	7,299	645,013
Merit Medical Systems, Inc.(a)	7,074	747,793
Pediatrix Medical Group, Inc.(a)	8,744	126,701
Perrigo Co. PLC	3,782	106,047
Prestige Consumer Healthcare, Inc.(a)	4,077	350,500
QuidelOrtho Corp.(a)	2,833	99,070
Supernus Pharmaceuticals, Inc.(a)	14,592	477,888
Teleflex, Inc.	1,278	176,607
		5,003,054
Industrials - 22.9%
AerCap Holdings NV	8,122	829,825
Albany International Corp. - Class A	5,406	373,230
Amentum Holdings, Inc.(a)	10,515	191,373
AZEK Co., Inc.(a)	12,631	617,530
Carlisle Cos., Inc.	1,638	557,739
Chart Industries, Inc.(a)	3,261	470,758
Columbus McKinnon Corp.	2,655	44,949
Dycom Industries, Inc.(a)	4,263	649,425
Flowserve Corp.	3,812	186,178
FTI Consulting, Inc.(a)	3,486	571,983
GXO Logistics, Inc.(a)	5,368	209,782
HEICO Corp. - Class A	1,013	213,713
Hexcel Corp.	3,567	195,329
Huron Consulting Group, Inc.(a)	6,002	860,987
IDEX Corp.	1,498	271,093
Jacobs Solutions, Inc.	2,743	331,601
KBR, Inc.	8,309	413,871
Knight-Swift Transportation Holdings, Inc.	6,052	263,202
Mercury Systems, Inc.(a)	4,470	192,612
Westinghouse Air Brake Technologies Corp.	1,292	234,304
WillScot Holdings Corp.	8,134	226,125
		7,905,609
Information Technology - 19.0%
ACI Worldwide, Inc.(a)	13,915	761,290
Advanced Energy Industries, Inc.	5,667	540,122
ASGN, Inc.(a)	6,698	422,108
Belden, Inc.	6,565	658,141
Box, Inc. - Class A(a)	15,123	466,696
Ciena Corp.(a)	6,212	375,391
Gartner, Inc.(a)	915	384,062
Insight Enterprises, Inc.(a)	1,174	176,088
IPG Photonics Corp.(a)	1,971	124,449
Itron, Inc.(a)	6,500	680,940
Knowles Corp.(a)	24,398	370,850
Littelfuse, Inc.	1,347	265,009
MACOM Technology Solutions Holdings, Inc.(a)	7,241	726,851

The accompanying notes are an integral part of these financial statements.

51

Aristotle Small/Mid Cap Equity Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
NCR Voyix Corp.(a)	11,429	$111,433
Rogers Corp.(a)	1,418	95,757
Teledyne Technologies, Inc.(a)	817	406,629
		6,565,816
Materials - 6.3%
Alamos Gold, Inc. - Class A	34,127	912,556
AptarGroup, Inc.	3,371	500,189
Axalta Coating Systems Ltd.(a)	8,315	275,808
Silgan Holdings, Inc.	5,031	257,185
Tronox Holdings PLC	32,904	231,644
		2,177,382
Utilities - 1.2%
ALLETE, Inc.	3,008	197,626
NorthWestern Corp.	3,654	211,457
		409,083
TOTAL COMMON STOCKS (Cost $28,736,033)		31,535,156
REAL ESTATE INVESTMENT TRUSTS - COMMON - 6.2%
Financials - 1.8%
HA Sustainable Infrastructure Capital, Inc.	20,909	611,379
Real Estate - 4.4%
Agree Realty Corp.	4,054	312,928
Americold Realty Trust, Inc.	10,680	229,193
BXP, Inc.	2,249	151,110
Healthpeak Properties, Inc.	12,708	256,956
JBG SMITH Properties	15,200	244,872
Safehold, Inc.	2,584	48,373
STAG Industrial, Inc.	7,818	282,386
		1,525,818
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,932,249)		2,137,197
CLOSED-END FUNDS - 1.0%
SLR Investment Corp.	20,004	337,268
TOTAL CLOSED-END FUNDS (Cost $295,279)		337,268
TOTAL INVESTMENTS - 98.5% (Cost $30,963,561)		$34,009,621
Other Assets in Excess of Liabilities - 1.5%		511,972
TOTAL NET ASSETS - 100.0%		$34,521,593

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

52

Aristotle/Saul Global Equity Fund
Schedule of Investments
March 31, 2025

	Shares	Value
COMMON STOCKS - 95.8%
Austria - 1.7%
Erste Group Bank AG	7,500	$518,785
Canada - 5.1%
Brookfield Corp.	14,000	732,664
Cameco Corp.	20,800	856,254
		1,588,918
France - 4.2%
LVMH Moet Hennessy Louis Vuitton SE	750	464,460
TotalEnergies SE	13,000	837,631
		1,302,091
Germany - 9.3%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,900	1,200,273
Nemetschek SE	7,100	827,693
Rational AG	600	499,895
Symrise AG	3,500	362,860
		2,890,721
Hong Kong - 1.5%
AIA Group Ltd.	62,100	470,089
Ireland - 3.1%
Jazz Pharmaceuticals PLC(a)	4,100	509,015
Medtronic PLC	5,200	467,272
		976,287
Japan - 18.6%
Daikin Industries Ltd.	5,200	564,297
FANUC Corp.	15,800	430,483
Mitsubishi UFJ Financial Group, Inc.	38,900	530,356
MonotaRO Co. Ltd.	55,500	1,036,781
NIDEC CORP	13,400	224,883
Otsuka Holdings Co. Ltd.	14,800	771,228
Pan Pacific International Holdings Corp.	18,500	508,164
Sony Group Corp.	38,800	981,757
Tokyo Century Corp.	74,100	725,799
		5,773,748
Netherlands - 1.1%
Heineken NV	4,100	334,317
Singapore - 3.1%
DBS Group Holdings Ltd.	28,020	962,244
Sweden - 1.3%
Assa Abloy AB - Class B	13,600	408,289
Switzerland - 3.7%
Alcon AG	7,800	740,103
DSM-Firmenich AG	4,200	415,793
		1,155,896

	Shares	Value
United Kingdom - 3.1%
GSK PLC	27,900	$533,177
Rentokil Initial PLC	96,700	438,841
		972,018
United States - 40.0%(b)
Adobe, Inc.(a)	1,600	613,648
Alphabet, Inc. - Class C	3,756	586,800
Amgen, Inc.	2,700	841,185
Coca-Cola Co.	8,800	630,256
Danaher Corp.	2,600	533,000
Dolby Laboratories, Inc. - Class A	6,400	513,984
FirstCash Holdings, Inc.	6,300	758,016
FMC Corp.	5,500	232,045
General Dynamics Corp.	2,200	599,676
Lennar Corp. - Class A	9,700	1,113,366
Martin Marietta Materials, Inc.	2,000	956,260
Microchip Technology, Inc.	10,200	493,782
Microsoft Corp.	3,700	1,388,943
Norwegian Cruise Line Holdings Ltd.(a)	19,700	373,512
Oshkosh Corp.	6,600	620,928
PayPal Holdings, Inc.(a)	4,000	261,000
Procter & Gamble Co.	3,400	579,428
QUALCOMM, Inc.	4,200	645,162
RPM International, Inc.	5,800	670,944
		12,411,935
TOTAL COMMON STOCKS (Cost $19,690,383)		29,765,338
PREFERRED STOCKS - 1.8%
South Korea - 1.8%
Samsung Electronics Co. Ltd.	16,900	547,009
TOTAL PREFERRED STOCKS (Cost $297,903)		547,009
TOTAL INVESTMENTS - 97.6% (Cost $19,988,286)		$30,312,347
Other Assets in Excess of Liabilities - 2.4%		757,817
TOTAL NET ASSETS - 100.0%		$31,070,164

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

The accompanying notes are an integral part of these financial statements.

53

Aristotle/Saul Global Equity Fund
Schedule of Investments
March 31, 2025(Continued)
Sector Classification as of March 31, 2025
(% of Net Assets)

Financials	$6,159,226	19.8%
Information Technology	5,030,221	16.2
Industrials	4,824,073	15.5
Health Care	4,394,980	14.1
Consumer Discretionary	3,441,259	11.1
Materials	2,637,902	8.5
Energy	1,693,885	5.5
Consumer Staples	1,544,001	5.0
Communication Services	586,800	1.9
Other Assets in Excess of Liabilities	757,817	2.4
	$31,070,164	100.0%

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

54

Aristotle Value Equity Fund
Schedule of Investments
March 31, 2025

	Shares	Value
COMMON STOCKS - 96.9%
Communication Services - 4.5%
Alphabet, Inc. - Class C	79,120	$12,360,918
Verizon Communications, Inc.	289,400	13,127,184
		25,488,102
Consumer Discretionary - 7.6%
Lennar Corp. - Class A	124,900	14,336,022
Lennar Corp. - Class B	78	8,507
Lowe’s Cos., Inc.	49,600	11,568,208
Sony Group Corp. - ADR	651,600	16,544,124
		42,456,861
Consumer Staples - 5.7%
Coca-Cola Co.	182,100	13,042,002
Constellation Brands, Inc. - Class A	37,800	6,937,056
Procter & Gamble Co.	70,300	11,980,526
		31,959,584
Energy - 4.2%
Coterra Energy, Inc.	431,600	12,473,240
TotalEnergies SE - ADR	176,700	11,430,723
		23,903,963
Financials - 20.4%
American International Group, Inc.	162,600	14,136,444
Ameriprise Financial, Inc.	41,800	20,235,798
Blackstone, Inc.	81,300	11,364,114
Capital One Financial Corp.	99,200	17,786,560
Commerce Bancshares, Inc./MO	107,800	6,708,394
Cullen/Frost Bankers, Inc.	74,000	9,264,800
Mitsubishi UFJ Financial Group, Inc. - ADR	872,700	11,894,901
PNC Financial Services Group, Inc.	64,200	11,284,434
US Bancorp	288,500	12,180,470
		114,855,915
Health Care - 10.1%
Alcon AG	133,300	12,654,169
Amgen, Inc.	46,100	14,362,455
Danaher Corp.	54,300	11,131,500
Medtronic PLC	97,700	8,779,322
Merck & Co., Inc.	109,500	9,828,720
		56,756,166
Industrials - 9.8%
General Dynamics Corp.	41,000	11,175,780
Oshkosh Corp.	76,400	7,187,712
Parker-Hannifin Corp.	40,500	24,617,925
Xylem, Inc./NY	102,600	12,256,596
		55,238,013

	Shares	Value
Information Technology - 14.6%
Adobe, Inc.(a)	32,600	$12,503,078
ANSYS, Inc.(a)	49,800	15,764,688
Microchip Technology, Inc.	181,900	8,805,779
Microsoft Corp.	50,800	19,069,812
QUALCOMM, Inc.	89,600	13,763,456
Teledyne Technologies, Inc.(a)	24,400	12,144,124
		82,050,937
Materials - 12.8%
Air Products and Chemicals, Inc.	40,500	11,944,260
Corteva, Inc.	290,900	18,306,337
Ecolab, Inc.	55,600	14,095,712
Martin Marietta Materials, Inc.	30,000	14,343,900
RPM International, Inc.	112,800	13,048,704
		71,738,913
Utilities - 7.2%
American Water Works Co., Inc.	86,900	12,819,488
Atmos Energy Corp.	99,300	15,349,794
Xcel Energy, Inc.	170,400	12,062,616
		40,231,898
TOTAL COMMON STOCKS (Cost $386,646,523)		544,680,352
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.6%
Real Estate - 1.6%
Equity LifeStyle Properties, Inc.	132,100	8,811,070
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $7,964,303)		8,811,070
TOTAL INVESTMENTS - 98.5% (Cost $394,610,826)		$553,491,422
Other Assets in Excess of Liabilities - 1.5%		8,624,710
TOTAL NET ASSETS - 100.0%		$562,116,132

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

55

Aristotle Portfolio Optimization Aggressive Growth Fund
Schedule of Investments
March 31, 2025

	Shares	Value
AFFILIATED OPEN-END FUNDS - 53.6%
Affiliated Equity Open-End Funds - 50.6%
Aristotle Core Equity Fund - Class I(a)	4,340,285	$58,203,217
Aristotle Growth Equity Fund - Class I(a)	3,138,985	42,784,362
Aristotle International Equity Fund - Class I(a)	2,425,719	27,847,254
		128,834,833
Affiliated Fixed Income Open-End Funds - 3.0%
Aristotle Floating Rate Income Fund - Class I(a)	139,098	1,301,955
Aristotle High Yield Bond Fund - Class I(a)	704,211	6,408,321
		7,710,276
TOTAL AFFILIATED OPEN-END FUNDS (Cost $118,817,646)		136,545,109
EXCHANGE TRADED FUNDS - 46.3%
Equity Exchange Traded Funds - 45.8%
iShares Core MSCI Emerging Markets ETF	70,406	3,799,812
iShares Core U.S. REIT ETF	135,846	7,824,730
iShares MSCI EAFE Value ETF	151,027	8,901,531
iShares Russell 1000 Value ETF	186,297	35,053,643
iShares Russell 2000 Growth ETF	34,359	8,779,755
iShares Russell 2000 Value ETF	109,312	16,503,926
iShares Russell Mid-Cap Growth ETF	140,123	16,463,051
iShares Russell Mid-Cap Value ETF	92,219	11,616,827
Vanguard FTSE All World ex-US Small-Cap ETF	65,433	7,564,055
		116,507,330
Fixed Income Exchange Traded Funds - 0.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	14,215	1,287,737
TOTAL EXCHANGE TRADED FUNDS (Cost $115,658,093)		117,795,067
TOTAL INVESTMENTS - 99.9% (Cost $234,475,739)		$254,340,176
Other Assets in Excess of Liabilities - 0.1%		189,517
TOTAL NET ASSETS - 100.0%		$254,529,693

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Affiliated security as defined by the Investment Company Act of 1940.
The accompanying notes are an integral part of these financial statements.

56

Aristotle Portfolio Optimization Conservative Fund
Schedule of Investments
March 31, 2025

	Shares	Value
AFFILIATED OPEN-END FUNDS - 79.6%
Affiliated Equity Open-End Funds - 11.0%
Aristotle Core Equity Fund - Class I(a)	593,680	$7,961,246
Aristotle Growth Equity Fund - Class I(a)	444,064	6,052,589
		14,013,835
Affiliated Fixed Income Open-End Funds - 68.6%
Aristotle Core Bond Fund - Class I(a)	1,196,193	10,418,844
Aristotle Core Income Fund - Class I(a)(b)	5,306,647	51,156,080
Aristotle Floating Rate Income Fund - Class I(a)	481,645	4,508,199
Aristotle High Yield Bond Fund - Class I(a)	910,000	8,280,997
Aristotle Short Duration Income Fund - Class I(a)	1,323,789	13,502,652
		87,866,772
TOTAL AFFILIATED OPEN-END FUNDS (Cost $99,293,991)		101,880,607
EXCHANGE TRADED FUNDS - 20.3%
Equity Exchange Traded Funds - 14.7%
iShares Core U.S. REIT ETF	11,247	647,827
iShares MSCI EAFE Value ETF	75,024	4,421,915
iShares Russell 1000 Value ETF	39,966	7,520,003
iShares Russell 2000 Value ETF	12,531	1,891,930
iShares Russell Mid-Cap Growth ETF	21,418	2,516,401
Vanguard FTSE All World ex-US Small-Cap ETF	16,252	1,878,731
		18,876,807
Fixed Income Exchange Traded Funds - 5.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	28,246	2,558,805
iShares TIPS Bond ETF	40,919	4,545,692
		7,104,497
TOTAL EXCHANGE TRADED FUNDS (Cost $25,719,607)		25,981,304
TOTAL INVESTMENTS - 99.9% (Cost $125,013,598)		$127,861,911
Other Assets in Excess of Liabilities - 0.1%		132,878
TOTAL NET ASSETS - 100.0%		$127,994,789

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

57

Aristotle Portfolio Optimization Growth Fund
Schedule of Investments
March 31, 2025

	Shares	Value
AFFILIATED OPEN-END FUNDS - 59.2%
Affiliated Equity Open-End Funds - 43.6%
Aristotle Core Equity Fund - Class I(a)	8,557,501	$114,756,082
Aristotle Growth Equity Fund - Class I(a)	6,427,317	87,604,328
Aristotle International Equity Fund - Class I(a)	5,171,048	59,363,633
		261,724,043
Affiliated Fixed Income Open-End Funds - 15.6%
Aristotle Core Income Fund - Class I(a)	5,963,622	57,489,314
Aristotle Floating Rate Income Fund - Class I(a)	974,490	9,121,231
Aristotle High Yield Bond Fund - Class I(a)	2,643,172	24,052,865
Aristotle Short Duration Income Fund - Class I(a)	297,593	3,035,448
		93,698,858
TOTAL AFFILIATED OPEN-END FUNDS (Cost $320,784,450)		355,422,901
EXCHANGE TRADED FUNDS - 40.7%
Equity Exchange Traded Funds - 39.2%
iShares Core MSCI Emerging Markets ETF	166,132	8,966,144
iShares Core U.S. REIT ETF	106,849	6,154,503
iShares MSCI EAFE Value ETF	356,369	21,004,389
iShares Russell 1000 Value ETF	499,181	93,925,897
iShares Russell 2000 Growth ETF	34,746	8,878,645
iShares Russell 2000 Value ETF	218,253	32,951,838
iShares Russell Mid-Cap Growth ETF	228,904	26,893,931
iShares Russell Mid-Cap Value ETF	193,424	24,365,621
Vanguard FTSE All World ex-US Small-Cap ETF	102,932	11,898,939
		235,039,907
Fixed Income Exchange Traded Funds - 1.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	33,542	3,038,570
iShares TIPS Bond ETF	55,533	6,169,161
		9,207,731
TOTAL EXCHANGE TRADED FUNDS (Cost $242,849,484)		244,247,638
TOTAL INVESTMENTS - 99.9% (Cost $563,633,934)		$599,670,539
Other Assets in Excess of Liabilities - 0.1%		422,771
TOTAL NET ASSETS - 100.0%		$600,093,310

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Affiliated security as defined by the Investment Company Act of 1940.
The accompanying notes are an integral part of these financial statements.

58

Aristotle Portfolio Optimization Moderate Conservative Fund
Schedule of Investments
March 31, 2025

	Shares	Value
AFFILIATED OPEN-END FUNDS - 72.4%
Affiliated Equity Open-End Funds - 21.3%
Aristotle Core Equity Fund - Class I(a)	1,280,537	$17,171,996
Aristotle Growth Equity Fund - Class I(a)	985,534	13,432,833
Aristotle International Equity Fund - Class I(a)	801,612	9,202,502
		39,807,331
Affiliated Fixed Income Open-End Funds - 51.1%
Aristotle Core Bond Fund - Class I(a)	433,035	3,771,733
Aristotle Core Income Fund - Class I(a)(b)	6,616,623	63,784,244
Aristotle Floating Rate Income Fund - Class I(a)	604,148	5,654,825
Aristotle High Yield Bond Fund - Class I(a)	1,433,984	13,049,257
Aristotle Short Duration Income Fund - Class I(a)	922,426	9,408,744
		95,668,803
TOTAL AFFILIATED OPEN-END FUNDS (Cost $129,217,738)		135,476,134
EXCHANGE TRADED FUNDS - 27.5%
Equity Exchange Traded Funds - 23.4%
iShares Core MSCI Emerging Markets ETF	17,183	927,367
iShares Core U.S. REIT ETF	16,577	954,835
iShares MSCI EAFE Value ETF	110,575	6,517,290
iShares Russell 1000 Value ETF	94,266	17,737,091
iShares Russell 2000 Growth ETF	3,594	918,375
iShares Russell 2000 Value ETF	30,782	4,647,466
iShares Russell Mid-Cap Growth ETF	63,133	7,417,496
iShares Russell Mid-Cap Value ETF	7,502	945,027
Vanguard FTSE All World ex-US Small-Cap ETF	31,938	3,692,033
		43,756,980
Fixed Income Exchange Traded Funds - 4.1%
iShares J.P. Morgan USD Emerging Markets Bond ETF	31,222	2,828,401
iShares TIPS Bond ETF	43,077	4,785,424
		7,613,825
TOTAL EXCHANGE TRADED FUNDS (Cost $51,096,057)		51,370,805
TOTAL INVESTMENTS - 99.9% (Cost $180,313,795)		$186,846,939
Other Assets in Excess of Liabilities - 0.1%		153,881
TOTAL NET ASSETS - 100.0%		$187,000,820

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

59

Aristotle Portfolio Optimization Moderate Fund
Schedule of Investments
March 31, 2025

	Shares	Value
AFFILIATED OPEN-END FUNDS - 69.5%
Affiliated Equity Open-End Funds - 34.8%
Aristotle Core Equity Fund - Class I(a)	7,583,503	$101,694,777
Aristotle Growth Equity Fund - Class I(a)	5,993,879	81,696,566
Aristotle International Equity Fund - Class I(a)	3,956,997	45,426,322
		228,817,665
Affiliated Fixed Income Open-End Funds - 34.7%
Aristotle Core Income Fund - Class I(a)	14,753,545	142,224,176
Aristotle Floating Rate Income Fund - Class I(a)	1,775,476	16,618,455
Aristotle High Yield Bond Fund - Class I(a)	3,972,904	36,153,422
Aristotle Short Duration Income Fund - Class I(a)	3,252,827	33,178,830
		228,174,883
TOTAL AFFILIATED OPEN-END FUNDS (Cost $420,809,953)		456,992,548
EXCHANGE TRADED FUNDS - 30.4%
Equity Exchange Traded Funds - 28.4%
iShares Core MSCI Emerging Markets ETF	121,483	6,556,438
iShares Core U.S. REIT ETF	58,600	3,375,360
iShares MSCI EAFE Value ETF	223,366	13,165,192
iShares Russell 1000 Value ETF	416,814	78,427,722
iShares Russell 2000 Growth ETF	25,408	6,492,506
iShares Russell 2000 Value ETF	130,579	19,714,817
iShares Russell Mid-Cap Growth ETF	306,873	36,054,509
iShares Russell Mid-Cap Value ETF	106,081	13,363,024
Vanguard FTSE All World ex-US Small-Cap ETF	84,678	9,788,777
		186,938,345
Fixed Income Exchange Traded Funds - 2.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	73,582	6,665,793
iShares TIPS Bond ETF	60,913	6,766,825
		13,432,618
TOTAL EXCHANGE TRADED FUNDS (Cost $200,238,959)		200,370,963
TOTAL INVESTMENTS - 99.9% (Cost $621,048,912)		$657,363,511
Other Assets in Excess of Liabilities - 0.1%		417,775
TOTAL NET ASSETS - 100.0%		$657,781,286

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Affiliated security as defined by the Investment Company Act of 1940.
The accompanying notes are an integral part of these financial statements.

60

Aristotle Funds Series Trust
Statements of Assets and Liabilities
March 31, 2025

	Aristotle Core Bond Fund	Aristotle Core Income Fund	Aristotle Floating Rate Income Fund	Aristotle High Yield Bond Fund	Aristotle Short Duration Income Fund
ASSETS:
Investments, at value	$38,746,053	$3,105,733,677	$4,165,938,003	$107,649,350	$891,904,850
Cash & cash equivalents	529,943	30,987,633	138,706,756	4,212,764	4,487,492
Investments receivable	2,938	16,022,287	514,359,589	419,678	6,708,981
Fund shares sold	—	6,752,673	2,643,743	96	1,250,386
Dividend and interest tax reclaim receivable	4,457	129,074	—	1,766	—
Dividends and interest receivable	257,948	28,492,836	36,597,703	2,109,655	7,888,779
Other assets	—	—	—	30,971	—
Total assets	39,541,339	3,188,118,180	4,858,245,794	114,424,280	912,240,488
LIABILITIES:
Distributions payable	—	1,206,559	4,648,110	841	118,863
Investments payable	401,411	17,494,311	557,833,532	1,197,536	1,994,580
Payable for capital shares reacquired	5,148	5,784,488	8,637,938	149,209	4,650,166
Due to Adviser	11,331	1,400,334	2,638,119	55,599	349,626
Accrued distribution and shareholder servicing fees	—	69,744	163,037	1,672	38,065
Trustee fees payable	260	33,708	46,639	1,313	9,771
Other liabilities	—	—	1,129	—	—
Total liabilities	418,150	25,989,144	573,968,504	1,406,170	7,161,071
NET ASSETS	$ 39,123,189	$3,162,129,036	$4,284,277,290	$113,018,110	$905,079,417
Net Assets Consist of:
Paid-in capital	$42,737,684	$3,280,689,307	$4,594,950,456	$134,735,373	$925,782,644
Total distributable earnings/accumulated deficit	(3,614,495)	(118,560,271)	(310,673,166)	(21,717,263)	(20,703,227)
Net ASSETS	$ 39,123,189	$3,162,129,036	$4,284,277,290	$113,018,110	$905,079,417
Net Asset Value Per Share:
Class A
Net assets	$—	$124,241,279	$269,790,205	$6,005,567	$90,404,968
Shares of beneficial interest outstanding	—	12,898,611	28,852,324	650,537	8,850,115
Net asset value per share	$—	$9.63	$9.35	$9.23	$10.22
Maximum offering price per share	$—	$10.06(b)	$9.64(c)	$9.64(b)	$10.54(c)
Class C
Net assets	$—	$51,101,367	$123,841,436	$472,983	$21,985,388
Shares of beneficial interest outstanding	—	5,307,778	13,261,708	51,334	2,157,965
Net asset value per share(a)	$—	$9.63	$9.34	$9.21	$10.19
Class I
Net assets	$26,482,482	$820,916,629	$1,837,801,972	$91,128,936	$300,594,268
Shares of beneficial interest outstanding	3,042,072	85,130,286	196,288,624	10,017,217	29,466,344
Net asset value per share	$8.71	$9.64	$9.36	$9.10	$10.20
Class I-2
Net assets	$12,640,707	$2,165,869,761	$2,052,843,677	$15,410,624	$492,094,793
Shares of beneficial interest outstanding	1,452,052	224,210,965	218,750,069	1,664,523	48,139,125
Net asset value per share	$8.71	$9.66	$9.38	$9.26	$10.22
Cost of investments	$39,840,505	$3,152,852,145	$4,180,785,190	$109,130,766	$888,218,507

(a)	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.
(b)	Net asset value plus sales charge of 4.25% of offering price.
(c)	Net asset value plus sales charge of 3.00% of offering price.
The accompanying notes are an integral part of these financial statements.

61

Aristotle Funds Series Trust
Statements of Assets and Liabilities
March 31, 2025(Continued)

	Aristotle Strategic Income Fund	Aristotle Ultra Short Income Fund	Aristotle Core Equity Fund	Aristotle Growth Equity Fund	Aristotle International Equity Fund
ASSETS:
Investments, at value	$3,618,367,424	$44,751,534	$487,776,764	$231,603,293	$ 542,122,201
Cash & cash equivalents	149,118,021	2,637,449	4,354,097	2,431,612	10,911,483
Investments receivable	37,600,792	—	—	—	—
Fund shares sold	7,559,627	—	79,159	—	186,578
Dividend and interest tax reclaim receivable	234,981	1,341	—	—	1,553,957
Dividends and interest receivable	47,948,269	347,358	110,085	21,236	1,249,540
Other assets	—	—	1,435	—	6,500
Total assets	3,860,829,114	47,737,682	492,321,540	234,056,141	556,030,259
LIABILITIES:
Distributions payable	2,172,019	—	—	—	—
Investments payable	54,877,484	—	—	—	—
Payable for capital shares reacquired	9,507,742	13,628	394,250	220,108	461,681
Due to Adviser	2,148,945	12,445	271,509	137,360	373,118
Accrued distribution and shareholder servicing fees	140,207	171	218	365	295
Trustee fees payable	40,712	513	5,169	2,989	5,916
Total liabilities	68,887,109	26,757	671,146	360,822	841,010
NET ASSETS	$ 3,791,942,005	$47,710,925	$491,650,394	$233,695,319	$ 555,189,249
Net Assets Consist of:
Paid-in capital	$3,924,376,432	$47,546,257	$369,804,479	$148,153,202	$ 458,482,701
Total distributable earnings/accumulated deficit	(132,434,427)	164,668	121,845,915	85,542,117	96,706,548
Net ASSETS	$ 3,791,942,005	$47,710,925	$491,650,394	$233,695,319	$ 555,189,249
Net Asset Value Per Share:
Class A
Net assets	$201,109,778	$678,233	$1,001,995	$1,713,092	$1,389,779
Shares of beneficial interest outstanding	19,296,548	67,052	76,608	195,621	130,466
Net asset value per share	$10.42	$10.12	$13.08	$8.76	$10.65
Maximum offering price per share (net asset value plus sales charge of 4.25% of offering price)	$10.88	N/A	$13.66	$9.15	$11.12
Class C
Net assets	$113,811,017	$—	$—	$—	$—
Shares of beneficial interest outstanding	10,964,749	—	—	—	—
Net asset value per share(a)	$10.38	$—	$—	$—	$—
Class I
Net assets	$548,059,925	$16,849,042	$299,889,703	$231,889,801	$ 147,543,654
Shares of beneficial interest outstanding	52,975,619	1,688,609	22,357,069	17,008,395	12,852,055
Net asset value per share	$10.35	$9.98	$13.41	$13.63	$11.48
Class I-2
Net assets	$2,928,961,285	$30,183,650	$190,758,696	$92,426	$ 406,255,816
Shares of beneficial interest outstanding	280,929,800	3,024,871	7,954,109	6,778	28,631,047
Net asset value per share	$10.43	$9.98	$23.98	$13.64	$14.19
Cost of investments	$3,646,186,314	$44,651,849	$369,479,889	$168,775,386	$ 429,351,226

(a)	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.
The accompanying notes are an integral part of these financial statements.

62

Aristotle Funds Series Trust
Statements of Assets and Liabilities
March 31, 2025(Continued)

	Aristotle Small Cap Equity Fund	Aristotle Small/Mid Cap Equity Fund	Aristotle/Saul Global Equity Fund	Aristotle Value Equity Fund
ASSETS:
Investments, at value	$144,238,412	$34,009,621	$30,312,347	$553,491,422
Cash & cash equivalents	3,700,564	391,570	566,833	2,233,716
Investments receivable	2,087,058	171,372	—	5,937,358
Fund shares sold	450	1,721	—	179,984
Dividend and interest tax reclaim receivable	313	568	143,203	157,704
Dividends and interest receivable	125,347	26,526	67,064	740,036
Other assets	1,380	—	2,045	2,992
Total assets	150,153,524	34,601,378	31,091,492	562,743,212
LIABILITIES:
Investments payable	191,463	45,704	—	—
Payable for capital shares reacquired	12,976	2,582	—	285,993
Due to Adviser	118,800	27,389	20,950	333,847
Accrued distribution and shareholder servicing fees	1,379	3,243	2	46
Trustee fees payable	2,132	487	376	7,194
Other liabilities	—	380	—	—
Total liabilities	326,750	79,785	21,328	627,080
NET ASSETS	$ 149,826,774	$34,521,593	$31,070,164	$562,116,132
Net Assets Consist of:
Paid-in capital	$122,098,949	$29,236,467	$19,311,295	$387,164,382
Total distributable earnings/accumulated deficit	27,727,825	5,285,126	11,758,869	174,951,750
Net ASSETS	$ 149,826,774	$34,521,593	$31,070,164	$562,116,132
Net Asset Value Per Share:
Class A
Net assets	$3,856,840	$10,033,786	$10,765	$215,142
Shares of beneficial interest outstanding	281,689	1,548,623	981	21,063
Net asset value per share	$13.69	$6.48	$10.97	$10.21
Maximum offering price per share (net asset value plus sales charge of 4.25% of offering price)	$14.30	$6.77	$11.46	$10.66
Class C
Net assets	$604,090	$1,230,652	$—	$—
Shares of beneficial interest outstanding	46,701	217,980	—	—
Net asset value per share(a)	$12.94	$5.65	$—	$—
Class I
Net assets	$54,437	$568,607	$10,570	$35,945
Shares of beneficial interest outstanding	3,787	74,271	963	3,594
Net asset value per share	$14.37	$7.66	$10.98	$10.00
Class I-2
Net assets	$145,173,679	$22,688,548	$31,048,829	$561,854,368
Shares of beneficial interest outstanding	10,089,632	3,397,021	2,823,803	26,470,535
Net asset value per share	$14.39	$6.68	$11.00	$21.23
Class R6
Net assets	$137,728	$—	$—	$10,677
Shares of beneficial interest outstanding	10,153	—	—	504
Net asset value per share	$13.57	$—	$—	$21.22(b)
Cost of investments	$113,857,512	$30,963,561	$19,988,286	$394,610,826

(a)	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.
(b)	Differences in actual and calculated net asset value shown are due to rounding.
The accompanying notes are an integral part of these financial statements.

63

Aristotle Funds Series Trust
Statements of Assets and Liabilities
March 31, 2025(Continued)

	Aristotle Portfolio Optimization Aggressive Growth Fund	Aristotle Portfolio Optimization Conservative Fund	Aristotle Portfolio Optimization Growth Fund	Aristotle Portfolio Optimization Moderate Conservative Fund	Aristotle Portfolio Optimization Moderate Fund
ASSETS:
Investments in unaffiliated issuers, at value	$117,795,067	$25,981,304	$244,247,638	$51,370,805	$200,370,963
Affiliated investments, at value	136,545,109	101,880,607	355,422,901	135,476,134	456,992,548
Cash & cash equivalents	356,255	216,501	815,859	274,420	840,092
Investments receivable	113,688	38,055	358,182	36,904	492,003
Fund shares sold	61,711	1,757	187,377	22,210	69,125
Dividends and interest receivable	1,464	838	3,434	546	9,216
Other assets	—	—	—	295	566
Total assets	254,873,294	128,119,062	601,035,391	187,181,314	658,774,513
LIABILITIES:
Distributions payable	5	12	8	—	8
Payable for capital shares reacquired	175,397	39,812	545,559	59,113	561,128
Due to Adviser	99,595	49,434	234,959	72,932	257,832
Accrued distribution and shareholder servicing fees	65,856	33,665	155,029	46,460	167,192
Trustee fees payable	2,748	1,350	6,526	1,989	7,067
Total liabilities	343,601	124,273	942,081	180,494	993,227
NET ASSETS	$ 254,529,693	$ 127,994,789	$600,093,310	$ 187,000,820	$657,781,286
Net Assets Consist of:
Paid-in capital	$ 224,230,630	$133,529,311	$525,578,908	$ 188,924,573	$597,690,652
Total distributable earnings/accumulated deficit	30,299,063	(5,534,522)	74,514,402	(1,923,753)	60,090,634
Net ASSETS	$ 254,529,693	$ 127,994,789	$600,093,310	$ 187,000,820	$657,781,286
Net Asset Value Per Share:
Class A
Net assets	$ 226,575,079	$112,305,176	$546,463,407	$ 173,968,442	$597,270,863
Shares of beneficial interest outstanding	17,194,467	11,358,205	44,857,923	16,862,370	52,474,445
Net asset value per share	$13.18	$9.89	$12.18	$10.32	$11.38
Maximum offering price per share (net asset value plus sales charge of 5.50% of offering price)	$13.95	$10.47	$12.89	$10.92	$12.04
Class C
Net assets	$19,048,912	$11,165,997	$41,451,222	$10,168,650	$42,778,744
Shares of beneficial interest outstanding	1,577,380	1,188,808	3,629,645	1,040,612	3,964,922
Net asset value per share(a)	$12.08	$9.39	$11.42	$9.77	$10.79
Class I-2
Net assets	$8,905,702	$4,523,616	$12,178,681	$2,863,728	$17,731,679
Shares of beneficial interest outstanding	664,419	451,674	982,651	273,223	1,534,369
Net asset value per share	$13.40	$10.02	$12.39	$10.48	$11.56
Cost of investments	$115,658,093	$25,719,607	$242,849,484	$51,096,057	$200,238,959
Cost of investments in affiliates	$118,817,646	$99,293,991	$320,784,450	$ 129,217,738	$420,809,953

(a)	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.
The accompanying notes are an integral part of these financial statements.

64

Aristotle Funds Series Trust
Statements of Operations
For the Year Ended March 31, 2025

	Aristotle Core Bond Fund	Aristotle Core Income Fund	Aristotle Floating Rate Income Fund	Aristotle High Yield Bond Fund	Aristotle Short Duration Income Fund
INVESTMENT INCOME:
Dividend income - unaffiliated	$—	$—	$17,726,363	$2,927	$—
Interest income	1,097,208	154,889,092	348,054,793	7,106,207	46,952,029
Less: Interest withholding taxes	—	—	—	(506)	(2,481)
Total investment income	1,097,208	154,889,092	365,781,156	7,108,628	46,949,548
EXPENSES:
Investment advisory fee	97,600	11,415,854	23,207,629	478,026	2,211,492
Supervision and Administration fee - Class A (See Note 3)	—	231,303	537,108	11,506	233,284
Supervision and Administration fee - Class C (See Note 3)	—	87,601	242,298	1,078	60,495
Supervision and Administration fee - Class I (See Note 3)	20,708	373,281	2,130,109	39,979	415,408
Supervision and Administration fee - Class I-2 (See Note 3)	15,544	2,921,923	4,109,550	14,032	1,128,877
Distribution and shareholder servicing fees - Class A	—	289,129	671,386	14,382	233,284
Distribution and shareholder servicing fees - Class C	—	438,006	1,211,490	5,389	241,981
Trustee fees and expenses	1,069	118,880	170,548	4,064	34,578
Legal fees	55	5,541	13,619	171	1,680
Line of credit commitment expense	—	—	777,246	—	—
Miscellaneous expenses	—	1,656	36,677	538	615
Total expenses	134,976	15,883,174	33,107,660	569,165	4,561,694
Expenses (waived/reimbursed) - Class A (See Note 3)	—	(5,032)	(550)	(255)	(3,828)
Expenses (waived/reimbursed) - Class C (See Note 3)	—	(1,916)	(243)	(23)	(996)
Expenses (waived/reimbursed) - Class I (See Note 3)	(642)	(32,530)	(707)	(3,532)	(12,149)
Expenses (waived/reimbursed) - Class I-2 (See Note 3)	(482)	(84,943)	(4,067)	(425)	(19,286)
Net expenses	133,852	15,758,753	33,102,093	564,930	4,525,435
Net investment income (loss)	963,356	139,130,339	332,679,063	6,543,698	42,424,113
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) from:
Investments in securities of unaffiliated issuers	(755,496)	(15,614,593)	(47,604,755)	(1,457,030)	(584,288)
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers	1,130,233	8,610,573	(48,997,666)	(231,548)	8,628,566
Net realized and unrealized gain (loss) on investments and foreign currency	374,737	(7,004,020)	(96,602,421)	(1,688,578)	8,044,278
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,338,093	$132,126,319	$236,076,642	$4,855,120	$50,468,391

The accompanying notes are an integral part of these financial statements.

65

Aristotle Funds Series Trust
Statements of Operations
For the Year Ended March 31, 2025(Continued)

	Aristotle Strategic Income Fund	Aristotle Ultra Short Income Fund	Aristotle Core Equity Fund	Aristotle Growth Equity Fund	Aristotle International Equity Fund
INVESTMENT INCOME:
Dividend income - unaffiliated	$—	$—	$3,767,212	$1,373,645	$14,514,637
Less: Dividend withholding taxes	—	—	—	—	(1,311,894)
Interest income	215,753,245	2,325,622	166,320	105,603	629,989
Less: Interest withholding taxes	(36,792)	—	—	—	—
Total investment income	215,716,453	2,325,622	3,933,532	1,479,248	13,832,732
EXPENSES:
Investment advisory fee	16,345,777	104,631	2,206,250	1,624,334	3,714,899
Supervision and Administration fee - Class A (See Note 3)	338,196	380	729	1,223	1,342
Supervision and Administration fee - Class C (See Note 3)	202,273	—	—	—	—
Supervision and Administration fee - Class I (See Note 3)	412,247	10,709	364,728	441,728	333,298
Supervision and Administration fee - Class I-2 (See Note 3)	4,800,627	18,208	296,418	50	779,830
Distribution and shareholder servicing fees - Class A	444,995	1,358	1,215	2,038	1,863
Distribution and shareholder servicing fees - Class C	1,064,593	—	—	—	—
Trustee fees and expenses	137,922	1,576	21,097	14,115	29,474
Legal fees	6,211	71	831	595	1,317
Interest expense	—	—	—	—	9,469
Tax expenses	—	1,356	—	—	—
Miscellaneous expenses	3,376	158	—	—	—
Total expenses	23,756,217	138,447	2,891,268	2,084,083	4,871,492
Expenses (waived/reimbursed) - Class A (See Note 3)	(7,842)	(20)	—	—	—
Expenses (waived/reimbursed) - Class C (See Note 3)	(4,680)	—	—	—	—
Expenses (waived/reimbursed) - Class I (See Note 3)	(20,226)	(606)	(12,080)	(14,668)	(9,267)
Expenses (waived/reimbursed) - Class I-2 (See Note 3)	(111,385)	(1,021)	(9,823)	—	(21,489)
Net expenses	23,612,084	136,800	2,869,365	2,069,415	4,840,736
Net investment income (loss)	192,104,369	2,188,822	1,064,167	(590,167)	8,991,996
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) from:
Investments in securities of unaffiliated issuers	(15,436,364)	147,512	13,673,746	38,286,260	11,103,662
Foreign currency transactions	—	—	—	—	(146,953)
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers	(10,163,914)	45,443	2,275,091	(12,969,071)	17,355,946
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	21,625
Net realized and unrealized gain (loss) on investments and foreign currency	(25,600,278)	192,955	15,948,837	25,317,189	28,334,280
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 166,504,091	$2,381,777	$17,013,004	$24,727,022	$37,326,276

The accompanying notes are an integral part of these financial statements.

66

Aristotle Funds Series Trust
Statements of Operations
For the Year Ended March 31, 2025(Continued)

	Aristotle Small Cap Equity Fund	Aristotle Small/Mid Cap Equity Fund	Aristotle/Saul Global Equity Fund	Aristotle Value Equity Fund
INVESTMENT INCOME:
Dividend income - unaffiliated	$2,162,326	$455,566	$970,965	$13,554,802
Less: Dividend withholding taxes	(1,742)	(581)	(61,761)	(231,373)
Interest income	169,203	25,625	37,842	383,923
Total investment income	2,329,787	480,610	947,046	13,707,352
EXPENSES:
Investment advisory fee	1,280,022	277,370	252,490	3,637,538
Supervision and Administration fee - Class A (See Note 3)	10,066	29,251	19	195
Supervision and Administration fee - Class C (See Note 3)	2,031	5,008	—	—
Supervision and Administration fee - Class I (See Note 3)	35	1,286	19	52
Supervision and Administration fee - Class I-2 (See Note 3)	477,791	70,814	77,197	925,657
Supervision and Administration fee - Class R6 (See Note 3)	1,915	—	—	7
Distribution and shareholder servicing fees - Class A	10,066	29,251	27	347
Distribution and shareholder servicing fees - Class C	8,126	20,032	—	—
Trustee fees and expenses	7,834	1,738	1,800	29,589
Legal fees	412	85	83	1,343
Interest expense	3,948	—	979	8,418
Total expenses	1,802,246	434,835	332,614	4,603,146
Expenses (waived/reimbursed) - Class A (See Note 3)	(1)	(3)	—	—
Expenses (waived/reimbursed) - Class C (See Note 3)	—(a)	—(a)	—	—
Expenses (waived/reimbursed) - Class I (See Note 3)	—(a)	(28)	—(a)	(1)
Expenses (waived/reimbursed) - Class I-2 (See Note 3)	(8,004)	(6)	(1,882)	(30,926)
Expenses (waived/reimbursed) - Class R6 (See Note 3)	(41)	—	—	(1)
Net expenses	1,794,200	434,798	330,732	4,572,218
Net investment income (loss)	535,587	45,812	616,314	9,135,134
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) from:
Investments in securities of unaffiliated issuers	5,556,985	4,932,048	10,254,772	30,745,416
Foreign currency transactions	—	—	1,004	—
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers	(7,102,940)	(4,474,437)	(11,007,744)	(33,154,832)
Translation of assets and liabilities denominated in foreign currencies	—	—	1,705	—
Net realized and unrealized gain (loss) on investments and foreign currency	(1,545,955)	457,611	(750,263)	(2,409,416)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,010,368)	$503,423	$(133,949)	$6,725,718

(a)	Amount rounds to zero
The accompanying notes are an integral part of these financial statements.

67

Aristotle Funds Series Trust
Statements of Operations
For the Year Ended March 31, 2025(Continued)

	Aristotle Portfolio Optimization Aggressive Growth Fund	Aristotle Portfolio Optimization Conservative Fund	Aristotle Portfolio Optimization Growth Fund	Aristotle Portfolio Optimization Moderate Conservative Fund	Aristotle Portfolio Optimization Moderate Fund
INVESTMENT INCOME:
Dividend income - unaffiliated	$2,325,361	$1,223,790	$5,155,191	$1,757,879	$5,132,372
Dividend income - affiliated	1,596,298	4,296,942	7,456,914	5,188,400	13,867,885
Interest income	27,982	15,130	64,875	22,671	72,788
Total investment income	3,949,641	5,535,862	12,676,980	6,968,950	19,073,045
EXPENSES:
Investment advisory fee	544,589	274,091	1,302,976	407,511	1,442,304
Supervision and Administration fee - Class A (See Note 3)	601,430	297,906	1,469,145	469,508	1,625,309
Supervision and Administration fee - Class C (See Note 3)	55,855	33,224	126,381	30,850	127,781
Supervision and Administration fee - Class I-2 (See Note 3)	23,451	11,483	33,194	9,031	49,791
Distribution and shareholder servicing fees - Class A	601,430	297,906	1,469,145	469,508	1,625,309
Distribution and shareholder servicing fees - Class C	223,422	132,897	505,523	123,402	511,123
Trustee fees and expenses	12,946	6,543	30,899	9,661	34,102
Legal fees	532	270	1,279	400	1,423
Total expenses	2,063,655	1,054,320	4,938,542	1,519,871	5,417,142
Expenses (waived/reimbursed) - Class A (See Note 3)	—	—	—	—	—
Expenses (waived/reimbursed) - Class C (See Note 3)	—	—	—	—	—
Expenses (waived/reimbursed) - Class I-2 (See Note 3)	—	—	—	—	—
Net expenses	2,063,655	1,054,320	4,938,542	1,519,871	5,417,142
Net investment income (loss)	1,885,986	4,481,542	7,738,438	5,449,079	13,655,903
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) from:
Investments in securities of unaffiliated issuers	18,669,450	3,765,546	42,449,299	7,695,484	32,727,250
Investments in securities of affiliated issuers	4,364,417	1,056,758	9,107,316	2,020,723	11,003,215
Distributions received from other affiliated investment companies	5,020,209	710,159	10,872,300	1,565,650	11,089,598
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers	(13,546,683)	(2,492,541)	(31,161,210)	(5,326,555)	(25,963,781)
Investments in securities of affiliated issuers	(3,646,408)	(929,281)	(7,251,334)	(1,340,115)	(7,341,855)
Net realized and unrealized gain (loss) on investments and foreign currency	10,860,985	2,110,641	24,016,371	4,615,187	21,514,427
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,746,971	$6,592,183	$31,754,809	$10,064,266	$35,170,330

The accompanying notes are an integral part of these financial statements.

68

Aristotle Funds Series Trust
Statements of Changes in Net Assets

	Aristotle Core Bond Fund		Aristotle Core Income Fund		Aristotle Floating Rate Income Fund
	Year Ended March 31,		Year Ended March 31,		Year Ended March 31,
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$963,356	$882,966	$139,130,339	$79,562,640	$332,679,063	$329,124,502
Net realized gain (loss) from investments and foreign currency	(755,496)	(548,466)	(15,614,593)	(20,595,252)	(47,604,755)	(58,790,213)
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,130,233	588,390	8,610,573	23,907,873	(48,997,666)	166,695,920
Net increase/(decrease) in net assets from operations	1,338,093	922,890	132,126,319	82,875,261	236,076,642	437,030,209
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders
Class A			(5,339,586)	(4,102,252)	(20,568,730)	(22,945,559)
Class C			(1,709,540)	(894,056)	(8,371,337)	(8,829,783)
Class I(a)(b)	(563,432)	(522,323)	(37,448,085)	(24,706,812)	(141,444,297)	(137,147,018)
Class I-2	(410,249)	(355,545)	(95,903,323)	(49,022,375)	(162,237,252)	(160,239,909)
Total distributions to shareholders	(973,681)	(877,868)	(140,400,534)	(78,725,495)	(332,621,616)	(329,162,269)
CAPITAL TRANSACTIONS:
Proceeds from shares sold - Class A			51,095,334	37,389,150	90,831,137	97,687,593
Proceeds from shares sold - Class C			26,663,279	19,426,582	43,388,786	36,138,381
Proceeds from shares sold - Class I(a)(b)	15,905,128	2,590,052	361,783,140	683,598,662	867,390,088	729,476,268
Proceeds from shares sold - Class I-2	558,635	21,006	1,182,871,871	1,322,501,825	1,161,402,001	1,052,260,805
Reinvestments- Class A			5,076,527	3,873,499	19,109,676	21,895,323
Reinvestments- Class C			1,605,467	839,982	8,123,117	8,664,189
Reinvestments- Class I(a)(b)	563,432	522,323	36,834,211	24,181,542	101,446,506	95,545,145
Reinvestments- Class I-2	410,249	355,545	84,310,198	41,745,579	148,945,986	149,752,306
Cost of shares redeemed - Class A			(37,026,325)	(34,797,375)	(99,513,891)	(127,109,495)
Cost of shares redeemed - Class C			(10,041,578)	(10,085,378)	(42,398,766)	(40,421,856)
Cost of shares redeemed - Class I(a)(b)	(8,021,088)	(485,550)	(208,132,747)	(260,917,740)	(731,962,279)	(744,172,310)
Cost of shares redeemed - Class I-2	(1,010)	(21,836)	(649,555,745)	(416,192,239)	(1,128,088,972)	(1,176,458,830)
Cost of shares redeemed - Class P(a)(b)				(1,465,744)		(579,701)
Net increase/(decrease) in net assets from capital transactions	9,415,346	2,981,540	845,483,632	1,410,098,345	438,673,389	102,677,818
Total increase/(decrease) in net assets	$9,779,758	$3,026,562	$837,209,417	$1,414,248,111	$342,128,415	$210,545,758
NET ASSETS:
Beginning of the period	$29,343,431	$26,316,869	$2,324,919,619	$910,671,508	$3,942,148,875	$3,731,603,117
End of the period	$39,123,189	$29,343,431	$3,162,129,036	$2,324,919,619	$4,284,277,290	$3,942,148,875
Class A
Shares sold			5,258,680	3,921,742	9,563,524	10,361,893
Shares reinvested			526,681	406,688	2,015,141	2,321,833
Shares redeemed			(3,824,628)	(3,660,783)	(10,483,524)	(13,502,937)
Net increase/(decrease)			1,960,733	667,647	1,095,141	(819,211)
Class C
Shares sold			2,744,928	2,051,303	4,573,892	3,828,430
Shares reinvested			166,644	88,157	857,712	919,809
Shares redeemed			(1,041,735)	(1,080,334)	(4,473,602)	(4,301,621)
Net increase/(decrease)			1,869,837	1,059,126	958,002	446,618

The accompanying notes are an integral part of these financial statements.

69

Aristotle Funds Series Trust
Statements of Changes in Net Assets(Continued)

	Aristotle Core Bond Fund		Aristotle Core Income Fund		Aristotle Floating Rate Income Fund
	Year Ended March 31,		Year Ended March 31,		Year Ended March 31,
	2025	2024	2025	2024	2025	2024
Class I(a)(b)
Shares sold	1,828,448	305,751	37,358,592	71,098,636	91,208,500	77,267,205
Shares received through reorganization			—	7,228,019	—	3,138,540
Shares reinvested	65,305	61,689	3,818,211	2,535,206	10,685,739	10,117,681
Shares redeemed	(928,451)	(57,329)	(21,524,140)	(27,392,553)	(77,039,106)	(79,045,712)
Net increase/(decrease)	965,302	310,111	19,652,663	53,469,308	24,855,133	11,477,714
Class I-2
Shares sold	64,971	2,471	121,902,818	138,938,770	121,904,967	111,186,410
Shares reinvested	47,516	41,992	8,721,031	4,371,010	15,646,572	15,822,511
Shares redeemed	(117)	(2,513)	(67,154,908)	(44,448,446)	(118,698,874)	(124,732,018)
Net increase/(decrease)	112,370	41,950	63,468,941	98,861,334	18,852,665	2,276,903
Class P(a)(b)
Shares sold				—		—
Shares reinvested				—		—
Shares redeemed				(149,904)		(62,249)
Shares reorganized into Class I shares				(7,198,335)		(3,138,541)
Net increase/(decrease)				(7,348,239)		(3,200,790)

(a)
On April 17, 2023, the Pacific Funds Core Income - Class P and Class I shares merged into Aristotle Core Income Fund - Class I shares. The exchange rate for Class P shares merging into Class I shares was 1 to 1.004.

(b)
On April 17, 2023, the Pacific Funds Floating Rate Income - Class P and Class I shares merged into Aristotle Floating Rate Income Fund - Class I shares. The exchange rate for Class P shares merging into Class I shares was 1 to 1.

The accompanying notes are an integral part of these financial statements.

70

Aristotle Funds Series Trust
Statements of Changes in Net Assets(Continued)

	Aristotle High Yield Bond Fund		Aristotle Short Duration Income Fund		Aristotle Strategic Income Fund
	Year Ended March 31,		Year Ended March 31,		Year Ended March 31,
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,543,698	$5,364,784	$42,424,113	$45,257,583	$192,104,369	$110,154,046
Net realized gain (loss) from investments and foreign currency	(1,457,030)	(3,530,533)	(584,288)	(10,811,672)	(15,436,364)	(35,859,018)
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(231,548)	5,964,343	8,628,566	22,906,743	(10,163,914)	94,825,726
Net increase/(decrease) in net assets from operations	4,855,120	7,798,594	50,468,391	57,352,654	166,504,091	169,120,754
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders
Class A	(368,106)	(396,170)	(4,301,378)	(4,167,999)	(10,094,895)	(6,459,902)
Class C	(30,325)	(41,242)	(937,739)	(938,373)	(5,239,923)	(3,330,097)
Class I(a)	(5,552,867)	(4,170,760)	(14,665,974)	(17,435,747)	(27,929,482)	(11,740,312)
Class I-2	(637,270)	(708,969)	(22,946,477)	(22,362,375)	(149,882,433)	(87,221,853)
Total distributions to shareholders	(6,588,568)	(5,317,141)	(42,851,568)	(44,904,494)	(193,146,733)	(108,752,164)
CAPITAL TRANSACTIONS:
Proceeds from shares sold - Class A	1,134,216	2,267,221	18,814,447	24,022,165	97,237,549	76,319,905
Proceeds from shares sold - Class C	42,395	192,881	6,471,213	7,542,077	43,698,132	42,050,787
Proceeds from shares sold - Class I(a)	48,880,165	24,542,244	129,366,290	337,848,604	296,793,283	254,629,459
Proceeds from shares sold - Class I-2	10,774,787	5,064,830	212,351,003	206,692,987	1,420,558,836	1,341,195,001
Reinvestments- Class A	358,118	389,897	3,939,313	3,699,368	8,758,006	5,575,636
Reinvestments- Class C	30,286	37,754	926,540	925,613	4,969,848	3,055,825
Reinvestments- Class I(a)	5,552,793	4,170,553	14,664,427	17,435,694	27,716,002	11,740,667
Reinvestments- Class I-2	637,270	708,969	22,174,871	21,943,574	130,675,488	77,521,882
Cost of shares redeemed - Class A	(1,365,214)	(3,052,009)	(27,323,840)	(52,442,093)	(56,467,843)	(33,747,906)
Cost of shares redeemed - Class C	(253,060)	(498,801)	(11,999,251)	(13,303,535)	(23,803,047)	(20,478,998)
Cost of shares redeemed - Class I(a)	(22,657,829)	(31,161,269)	(221,804,142)	(178,601,309)	(126,285,028)	(43,618,751)
Cost of shares redeemed - Class I-2	(6,806,613)	(3,736,860)	(220,064,071)	(412,949,978)	(678,638,203)	(577,645,445)
Cost of shares redeemed - Class P(a)		(1,161,212)
Net increase/(decrease) in net assets from capital transactions	36,327,314	(2,235,802)	(72,483,200)	(37,186,833)	1,145,213,023	1,136,598,062
Total increase/(decrease) in net assets	$34,593,866	$245,651	$(64,866,377)	$(24,738,673)	$1,118,570,381	$ 1,196,966,652
NET ASSETS:
Beginning of the period	$78,424,244	$78,178,593	$969,945,794	$994,684,467	$ 2,673,371,624	$ 1,476,404,972
End of the period	$113,018,110	$78,424,244	$905,079,417	$969,945,794	$3,791,942,005	$2,673,371,624
Class A
Shares sold	120,665	249,741	1,843,717	2,393,801	9,229,283	7,417,522
Shares reinvested	38,256	42,843	386,994	368,801	834,173	544,338
Shares redeemed	(145,806)	(335,336)	(2,677,986)	(5,231,387)	(5,360,882)	(3,293,814)
Net increase/(decrease)	13,115	(42,752)	(447,275)	(2,468,785)	4,702,574	4,668,046
Class C
Shares sold	4,527	21,012	636,571	751,050	4,164,406	4,101,647
Shares reinvested	3,245	4,155	91,294	92,450	475,228	299,316
Shares redeemed	(27,101)	(54,650)	(1,181,067)	(1,330,142)	(2,272,575)	(2,008,756)
Net increase/(decrease)	(19,329)	(29,483)	(453,202)	(486,642)	2,367,059	2,392,207

The accompanying notes are an integral part of these financial statements.

71

Aristotle Funds Series Trust
Statements of Changes in Net Assets(Continued)

	Aristotle High Yield Bond Fund		Aristotle Short Duration Income Fund		Aristotle Strategic Income Fund
	Year Ended March 31,		Year Ended March 31,		Year Ended March 31,
	2025	2024	2025	2024	2025	2024
Class I(a)
Shares sold	5,286,934	2,735,693	12,689,830	33,767,427	28,361,968	24,724,710
Shares received through reorganization	—	6,685,118
Shares reinvested	601,623	464,384	1,442,797	1,740,654	2,658,143	1,150,592
Shares redeemed	(2,446,299)	(3,500,300)	(21,875,938)	(17,837,221)	(12,098,925)	(4,301,365)
Net increase/(decrease)	3,442,258	6,384,895	(7,743,311)	17,670,860	18,921,186	21,573,937
Class I-2
Shares sold	1,137,058	553,034	20,799,695	20,559,011	134,788,865	130,766,398
Shares reinvested	67,940	77,672	2,177,265	2,186,629	12,441,623	7,562,089
Shares redeemed	(725,158)	(408,442)	(21,577,977)	(41,126,558)	(64,447,323)	(56,326,296)
Net increase/(decrease)	479,840	222,264	1,398,983	(18,380,918)	82,783,165	82,002,191
Class P(a)
Shares sold
Shares reinvested
Shares redeemed		(129,263)
Shares reorganized into Class I shares		(6,677,698)
Net increase/(decrease)		(6,806,961)

(a)
On April 17, 2023, the Pacific Funds High Income - Class P and Class I shares merged into Aristotle High Yield Bond Fund - Class I shares. The exchange rate for Class P shares merging into Class I shares was 1 to 1.001.

The accompanying notes are an integral part of these financial statements.

72

Aristotle Funds Series Trust
Statements of Changes in Net Assets(Continued)

	Aristotle Ultra Short Income Fund		Aristotle Core Equity Fund			Aristotle Growth Equity Fund
	Year Ended March 31,		Year Ended March 31, 2025	Period Ended March 31, 2024(b)	Year Ended December 31, 2023	Year Ended March 31,
	2025	2024				2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,188,822	$2,926,205	$1,064,167	$319,814	$1,413,282	$(590,167)	$(132,677)
Net realized gain (loss) from investments and foreign currency	147,512	(45,110)	13,673,746	8,792,225	(7,188,811)	38,286,260	40,439,200
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	45,443	346,223	2,275,091	36,430,669	70,580,603	(12,969,071)	31,659,984
Net increase/(decrease) in net assets from operations	2,381,777	3,227,318	17,013,004	45,542,708	64,805,074	24,727,022	71,966,507
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders
Class A	(26,191)	(17,054)	(15,001)	—	(295)	(91,865)	(10,831)
Class I(a)	(783,954)	(786,697)	(5,721,576)	—	(696,029)	(24,402,852)	(37,989,806)
Class I-2	(1,332,269)	(2,077,465)	(4,423,358)	—	(1,393,559)	(1,543)	—
Total distributions to shareholders	(2,142,414)	(2,881,216)	(10,159,935)	—	(2,089,883)	(24,496,260)	(38,000,637)
CAPITAL TRANSACTIONS:
Proceeds from shares sold - Class A	477,808	486,912	1,000,393	287	42,007	1,656,172	253,996
Proceeds from shares sold - Class I(a)	4,760,751	2,044,200	141,160,142	573,784	6,944,801	75,389,976	135,369,806
Proceeds from shares sold - Class I-2	13,653,404	5,416,982	18,960,868	3,595,864	20,524,180	91,477	10,068
Reinvestments- Class A	26,162	16,914	15,002	—	295	91,865	10,832
Reinvestments- Class I(a)	783,954	786,605	5,721,576	—	696,029	24,402,852	37,989,805
Reinvestments- Class I-2	1,329,683	2,077,080	4,422,271	—	1,354,733	1,543	—
Proceeds from merger - Class I			—	—	196,500,075
Cost of shares redeemed - Class A	(261,909)	(72,770)	(15,461)	(1,000)	(15)	(97,343)	(22,000)
Cost of shares redeemed - Class I(a)	(4,567,380)	(376,387)	(73,737,281)	(20,433,750)	(11,098,647)	(146,016,541)	(75,800,656)
Cost of shares redeemed - Class I-2	(16,611,861)	(26,244,693)	(24,452,223)	(14,358,094)	(48,331,781)	(1,240)	—
Net increase/(decrease) in net assets from capital transactions	(409,388)	(15,865,157)	73,075,287	(30,622,909)	166,631,677	(44,481,239)	97,811,851
Total increase/(decrease) in net assets	$(170,025)	$(15,519,055)	$79,928,356	$14,919,799	$229,346,868	$(44,250,477)	$131,777,721
NET ASSETS:
Beginning of the period	$47,880,950	$63,400,005	$411,722,038	$396,802,239	$167,455,371	$277,945,796	$146,168,075
End of the period	$47,710,925	$47,880,950	$ 491,650,394	$411,722,038	$ 396,802,239	$233,695,319	$ 277,945,796
Class A
Shares sold	47,265	48,698	72,580	24	4,120	167,463	30,124
Shares reinvested	2,591	1,686	1,047	—	26	9,242	1,344
Shares redeemed	(25,917)	(7,271)	(1,104)	(84)	(1)	(10,032)	(2,520)
Net increase/(decrease)	23,939	43,113	72,523	(60)	4,145	166,673	28,948
Class I(a)
Shares sold	477,587	206,904	9,778,426	49,251	660,166	5,253,516	10,568,602
Shares received through reorganization		—		—	19,415,441		—
Shares reinvested	78,708	79,184	389,398	—	59,899	1,572,349	3,058,309
Shares redeemed	(457,936)	(37,938)	(5,305,259)	(1,670,890)	(1,019,363)	(9,600,132)	(5,672,558)
Net increase/(decrease)	98,359	248,150	4,862,565	(1,621,639)	19,116,143	(2,774,267)	7,954,353
Class I-2
Shares sold	1,369,987	548,482	757,965	162,729	1,124,337	5,978	782
Shares reinvested	133,515	208,803	168,520	—	70,101	99	—
Shares redeemed	(1,668,834)	(2,656,434)	(985,348)	(649,406)	(2,607,478)	(81)	—
Net increase/(decrease)	(165,332)	(1,899,149)	(58,863)	(486,677)	(1,413,040)	5,996	782

(a)	On April 17, 2023, the PF Growth Fund - Class P shares merged into Aristotle Growth Equity Fund - Class I shares.
(b)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

73

Aristotle Funds Series Trust
Statements of Changes in Net Assets(Continued)

	Aristotle International Equity Fund			Aristotle Small Cap Equity Fund			Aristotle Small/Mid Cap Equity Fund
	Year Ended March 31, 2025	Period Ended March 31, 2024(c)	Year Ended December 31, 2023	Year Ended March 31, 2025	Period Ended March 31, 2024(c)	Year Ended December 31, 2023	Year Ended March 31, 2025	Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,991,996	$1,098,993	$5,622,290	$535,587	$142,020	$873,552	$45,812	$161,002
Net realized gain (loss) from investments and foreign currency	10,956,709	741,809	(10,142,169)	5,556,985	1,070,135	(1,898,644)	4,932,048	11,847,879
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	17,377,571	19,357,029	93,139,980	(7,102,940)	6,580,410	15,174,739	(4,474,437)	(6,730,762)
Net increase/(decrease) in net assets from operations	37,326,276	21,197,831	88,620,101	(1,010,368)	7,792,565	14,149,647	503,423	5,278,119
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders
Class A	(28,427)	—	—	(50,067)	—	—	(919,404)	(5,737,120)
Class C				(6,618)	—	—	(130,885)	(1,080,539)
Class I(a)	(3,337,184)	—	(425,515)	(149)	—	—	(52,017)	(70,032)
Class I-2	(5,803,479)	—	(6,763,144)	(2,043,585)	—	(1,767,917)	(2,294,027)	(11,184,884)
Class R6				(12,116)	—	(176)
Total distributions to shareholders	(9,169,090)	—	(7,188,659)	(2,112,535)	—	(1,768,093)	(3,396,333)	(18,072,575)
CAPITAL TRANSACTIONS:
Proceeds from shares sold - Class A	1,422,598	9,574	1,000	1,184,754	59,130	56,361	1,455,907	11,029,453
Proceeds from shares sold - Class C				87,161	4,068	25,339	146,723	153,213
Proceeds from shares sold - Class I(a)	55,460,397	7,103,845	4,201,132	44,520	10,000	—	131,357	562,641
Proceeds from shares sold - Class I-2	76,149,075	29,384,352	107,590,423	14,646,336	2,366,427	5,855	2,383,512	5,492,599
Proceeds from shares sold - Class I-3						23,979,139
Proceeds from shares sold - Class R6				—	—	—
Reinvestments- Class A	28,426	—	—	50,035	—	—	917,049	5,670,576
Reinvestments- Class C				6,618	—	—	130,653	1,079,325
Reinvestments- Class I(a)	3,337,184	—	425,515	149	—	—	52,017	70,032
Reinvestments- Class I-2	5,420,510	—	6,336,047	1,993,870	—	—	2,232,085	11,027,923
Reinvestments- Class I-3				—	—	1,731,338
Reinvestments- Class R6				12,116	—	176
Proceeds from merger - Class A				—	—	3,476,633
Proceeds from merger - Class C				—	—	852,283
Proceeds from merger - Class I	—	—	182,607,294			—
Proceeds from merger - Class I-2				—	—	15,893,062
Proceeds from merger - Class R6				—	—	1,070,788
Cost of shares redeemed - Class A	(71,633)	—	—	(885,330)	(264,288)	(250,528)	(4,356,218)	(12,695,673)
Cost of shares redeemed - Class C				(457,092)	(31,268)	(17,240)	(1,623,171)	(3,028,713)
Cost of shares redeemed - Class I(a)	(107,011,915)	(24,326,890)	(13,203,788)	—	—	—	(247,424)	(424,750)
Cost of shares redeemed - Class I-2	(139,595,257)	(21,146,217)	(128,295,688)	(75,675,356)	(6,689,307)	(64,954)	(11,884,990)	(49,170,836)
Cost of shares redeemed - Class I-3				—	—	(39,874,648)
Cost of shares redeemed - Class R6				(1,096,944)	(100,000)	—
Net increase/(decrease) in net assets from capital transactions	(104,860,615)	(8,975,336)	159,661,935	(60,089,163)	(4,645,238)	6,883,604	(10,662,500)	(30,234,210)
Total increase/(decrease) in net assets	$(76,703,429)	$12,222,495	$241,093,377	$(63,212,066)	$3,147,327	$19,265,158	$(13,555,410)	$(43,028,666)
NET ASSETS:
Beginning of the period	$631,892,678	$619,670,183	$378,576,806	$213,038,840	$209,891,513	$190,626,355	$48,077,003	$91,105,669
End of the period	$555,189,249	$631,892,678	$619,670,183	$149,826,774	$213,038,840	$209,891,513	$34,521,593	$48,077,003

The accompanying notes are an integral part of these financial statements.

74

Aristotle Funds Series Trust
Statements of Changes in Net Assets(Continued)

	Aristotle International Equity Fund			Aristotle Small Cap Equity Fund			Aristotle Small/Mid Cap Equity Fund
	Year Ended March 31, 2025	Period Ended March 31, 2024(c)	Year Ended December 31, 2023	Year Ended March 31, 2025	Period Ended March 31, 2024(c)	Year Ended December 31, 2023	Year Ended March 31, 2025	Year Ended March 31, 2024
Class A
Shares sold	133,422	969	100	80,288	4,381	4,373	202,659	1,332,279
Shares received through reorganization				—	—	290,898
Shares reinvested	2,755	—	—	3,251	—	—	125,420	892,909
Shares redeemed	(6,780)	—	—	(63,048)	(19,129)	(19,325)	(612,155)	(1,797,011)
Net increase/(decrease)	129,397	969	100	20,491	(14,748)	275,946	(284,076)	428,177
Class C
Shares sold				6,166	316	1,983	23,494	20,729
Shares received through reorganization				—	—	74,917
Shares reinvested				448	—	—	20,479	194,157
Shares redeemed				(33,315)	(2,377)	(1,437)	(258,382)	(397,857)
Net increase/(decrease)				(26,701)	(2,061)	75,463	(214,409)	(182,971)
Class I(a)
Shares sold	4,950,147	668,585	428,916	3,058	720		15,264	68,941
Shares received through reorganization	—	—	19,448,229
Shares reinvested	300,377	—	39,768	9	—		6,024	9,337
Shares redeemed	(9,386,980)	(2,275,856)	(1,321,131)	—	—		(28,908)	(44,169)
Net increase/(decrease)	(4,136,456)	(1,607,271)	18,595,782	3,067	720		(7,620)	34,109
Class I-2(b)
Shares sold	5,464,862	2,230,136	8,725,686	960,352	166,374	482	326,896	668,249
Shares received through reorganization				—	—	1,297,021
Shares reinvested	394,793	—	518,807	123,509	—	—	296,299	1,687,565
Shares redeemed	(9,788,364)	(1,595,823)	(10,593,473)	(4,808,563)	(468,930)	(5,367)	(1,635,384)	(5,590,077)
Shares reorganized into Class I-3 shares				—	—	(1,292,136)
Net increase/(decrease)	(3,928,709)	634,313	(1,348,980)	(3,724,702)	(302,556)	—	(1,012,189)	(3,234,263)
Class I-3(b)
Shares sold						1,728,255
Shares issued upon conversion						1,262,249
Shares reinvested						132,246
Shares redeemed						(2,950,039)
Net increase/(decrease)						172,711
Class R6
Shares sold				—	—	—
Shares received through reorganization				—	—	90,862
Shares reinvested				792	—	13
Shares redeemed				(74,040)	(7,474)	—
Net increase/(decrease)				(73,248)	(7,474)	90,875

(a)	On April 17, 2023, the Pacific Funds Small/Mid Cap - Class R6 shares merged into the Aristotle Small/Mid Cap Equity Fund - Class I shares.
(b)
On November 6, 2023, the Aristotle Small Cap Equity Fund’s Class I-2 shares were merged into Class I-3 shares. Class I-3 was subsequently renamed class I-2 and the Class I-3 name was discontinued following that merger.

(c)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

75

Aristotle Funds Series Trust
Statements of Changes in Net Assets(Continued)

	Aristotle/Saul Global Equity Fund			Aristotle Value Equity Fund
	Year Ended March 31, 2025	Period Ended March 31, 2024(a)	Year Ended December 31, 2023	Year Ended March 31, 2025	Period Ended March 31, 2024(a)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$616,314	$89,411	$714,791	$9,135,134	$1,758,795	$9,187,815
Net realized gain (loss) from investments and foreign currency	10,255,776	137,034	3,496,196	30,745,416	12,574,697	(5,331,990)
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(11,006,039)	3,300,731	6,210,111	(33,154,832)	34,165,740	115,089,712
Net increase/(decrease) in net assets from operations	(133,949)	3,527,176	10,421,098	6,725,718	48,499,232	118,945,537
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders
Class A	(3,053)	—	—	(8,260)	—	—
Class I	(3,071)	—	—	(1,956)	—	(656)
Class I-2	(10,058,163)	—	(3,642,990)	(21,166,499)	—	(7,884,459)
Class R6				(366)	—	—
Total distributions to shareholders	(10,064,287)	—	(3,642,990)	(21,177,081)	—	(7,885,115)
CAPITAL TRANSACTIONS:
Proceeds from shares sold - Class A	938	9,578	—	112,794	99,697	1,000
Proceeds from shares sold - Class I	—	10,000	—	—	10,000	25,000
Proceeds from shares sold - Class I-2	1,335,711	2,135,144	8,832,719	104,311,670	20,521,434	89,823,260
Proceeds from shares sold - Class R6				—	10,000	—
Reinvestments- Class A	3,053	—	—	8,260	—	—
Reinvestments- Class I	3,071	—	—	579	—	—
Reinvestments- Class I-2	9,832,863	—	2,305,631	20,602,741	—	7,688,646
Reinvestments- Class R6				366	—	—
Cost of shares redeemed - Class A	(255)	—	—	(886)	—	—
Cost of shares redeemed - Class I	—	—	—	—	—	—
Cost of shares redeemed - Class I-2	(31,577,677)	(2,083,925)	(27,343,056)	(244,553,137)	(52,244,265)	(212,731,589)
Net increase/(decrease) in net assets from capital transactions	(20,402,296)	70,797	(16,204,706)	(119,517,613)	(31,603,134)	(115,193,683)
Total increase/(decrease) in net assets	$(30,600,532)	$3,597,973	$(9,426,598)	$(133,968,976)	$16,896,098	$(4,133,261)
NET ASSETS:
Beginning of the period	$61,670,696	$58,072,723	$67,499,321	$696,085,108	$679,189,010	$683,322,271
End of the period	$31,070,164	$61,670,696	$58,072,723	$562,116,132	$ 696,085,108	$679,189,010
Class A
Shares sold	68	670	—	10,370	9,895	100
Shares reinvested	262	—	—	784	—	—
Shares redeemed	(19)	—	—	(86)	—	—
Net increase/(decrease)	311	670	—	11,068	9,895	100
Class I
Shares sold	—	700	—	—	1,038	2,500
Shares reinvested	263	—	—	56	—	—
Shares redeemed	—	—	—	—	—	—
Net increase/(decrease)	263	700	—	56	1,038	2,500

The accompanying notes are an integral part of these financial statements.

76

Aristotle Funds Series Trust
Statements of Changes in Net Assets(Continued)

	Aristotle/Saul Global Equity Fund			Aristotle Value Equity Fund
	Year Ended March 31, 2025	Period Ended March 31, 2024(a)	Year Ended December 31, 2023	Year Ended March 31, 2025	Period Ended March 31, 2024(a)	Year Ended December 31, 2023
Class I-2
Shares sold	97,703	148,394	639,451	4,772,272	990,753	4,913,806
Shares reinvested	842,857	—	163,340	935,369	—	378,378
Shares redeemed	(2,136,010)	(143,506)	(1,990,110)	(11,177,791)	(2,541,271)	(11,661,439)
Net increase/(decrease)	(1,195,450)	4,888	(1,187,319)	(5,470,150)	(1,550,518)	(6,369,255)
Class R6
Shares sold				—	487	—
Shares reinvested				17	—	—
Shares redeemed				—	—	—
Net increase/(decrease)				17	487	—

(a)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

77

Aristotle Funds Series Trust
Statements of Changes in Net Assets(Continued)

	Aristotle Portfolio Optimization Aggressive Growth Fund		Aristotle Portfolio Optimization Conservative Fund		Aristotle Portfolio Optimization Growth Fund
	Year Ended March 31,		Year Ended March 31,		Year Ended March 31,
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,885,986	$5,646,480	$4,481,542	$5,349,516	$7,738,438	$16,747,897
Net realized gain (loss) from affiliated and unaffiliated investments	28,054,076	(11,536,496)	5,532,463	(7,047,835)	62,428,915	(19,561,429)
Unrealized appreciation (depreciation) on affiliated and unaffiliated investments	(17,193,091)	52,794,369	(3,421,822)	13,087,063	(38,412,544)	103,056,292
Net increase/(decrease) in net assets from operations	12,746,971	46,904,353	6,592,183	11,388,744	31,754,809	100,242,760
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders
Class A	(4,976,302)	(3,903,619)	(4,674,010)	(4,221,357)	(15,160,325)	(7,713,835)
Class C	(440,178)	(397,620)	(488,913)	(548,829)	(1,243,635)	(682,601)
Class I-2	(206,377)	(156,412)	(189,052)	(162,633)	(338,629)	(189,559)
Total distributions to shareholders	(5,622,857)	(4,457,651)	(5,351,975)	(4,932,819)	(16,742,589)	(8,585,995)
CAPITAL TRANSACTIONS:
Proceeds from shares sold - Class A	11,543,257	11,672,238	5,232,972	5,389,279	24,025,676	23,842,212
Proceeds from shares sold - Class C	2,038,115	2,552,456	499,470	581,048	3,590,010	4,599,633
Proceeds from shares sold - Class I-2	1,112,691	1,746,748	1,534,014	639,266	3,697,500	3,256,008
Reinvestments- Class A	4,946,394	3,885,617	4,631,166	4,176,034	15,044,255	7,656,828
Reinvestments- Class C	439,314	397,207	486,875	546,749	1,236,976	678,872
Reinvestments- Class I-2	202,173	153,185	186,794	160,167	335,101	187,419
Cost of shares redeemed - Class A	(38,234,433)	(40,956,243)	(23,646,078)	(29,553,579)	(100,166,586)	(105,558,714)
Cost of shares redeemed - Class C	(8,622,945)	(9,040,427)	(6,028,140)	(9,668,023)	(20,837,057)	(21,536,033)
Cost of shares redeemed - Class I-2	(1,657,982)	(3,632,676)	(2,103,682)	(3,051,501)	(6,236,617)	(7,326,555)
Net increase/(decrease) in net assets from capital transactions	(28,233,416)	(33,221,895)	(19,206,609)	(30,780,560)	(79,310,742)	(94,200,330)
Total increase/(decrease) in net assets	$(21,109,302)	$9,224,807	$(17,966,401)	$(24,324,635)	$(64,298,522)	$(2,543,565)
NET ASSETS:
Beginning of the period	$275,638,995	$266,414,188	$145,961,190	$170,285,825	$664,391,832	$666,935,397
End of the period	$ 254,529,693	$ 275,638,995	$ 127,994,789	$ 145,961,190	$600,093,310	$664,391,832
Class A
Shares sold	858,235	1,012,843	522,576	566,531	1,939,030	2,198,536
Shares reinvested	362,905	331,417	471,606	433,199	1,204,504	683,902
Shares redeemed	(2,839,178)	(3,550,493)	(2,357,195)	(3,102,188)	(8,038,905)	(9,724,747)
Net increase/(decrease)	(1,618,038)	(2,206,233)	(1,363,013)	(2,102,458)	(4,895,371)	(6,842,309)
Class C
Shares sold	165,830	238,894	52,019	63,567	308,361	446,050
Shares reinvested	35,089	36,865	52,072	59,172	105,454	64,222
Shares redeemed	(698,204)	(843,882)	(633,099)	(1,061,157)	(1,786,143)	(2,106,400)
Net increase/(decrease)	(497,285)	(568,123)	(529,008)	(938,418)	(1,372,328)	(1,596,128)
Class I-2
Shares sold	80,926	148,034	150,804	66,377	294,805	294,804
Shares reinvested	14,587	12,882	18,792	16,444	26,386	16,499
Shares redeemed	(121,470)	(312,011)	(207,209)	(318,162)	(495,473)	(667,686)
Net increase/(decrease)	(25,957)	(151,095)	(37,613)	(235,341)	(174,282)	(356,383)

The accompanying notes are an integral part of these financial statements.

78

Aristotle Funds Series Trust
Statements of Changes in Net Assets(Continued)

	Aristotle Portfolio Optimization Moderate Conservative Fund		Aristotle Portfolio Optimization Moderate Fund
	Year Ended March 31,		Year Ended March 31,
	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,449,079	$6,982,278	$13,655,903	$20,237,706
Net realized gain (loss) from affiliated and unaffiliated investments	11,281,857	(9,398,752)	54,820,063	(9,402,629)
Unrealized appreciation (depreciation) on affiliated and unaffiliated investments	(6,666,670)	23,749,262	(33,305,636)	87,627,835
Net increase/(decrease) in net assets from operations	10,064,266	21,332,788	35,170,330	98,462,912
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders
Class A	(6,462,137)	(5,077,544)	(18,352,441)	(10,904,405)
Class C	(402,686)	(393,470)	(1,378,269)	(910,318)
Class I-2	(115,715)	(120,076)	(570,951)	(346,007)
Total distributions to shareholders	(6,980,538)	(5,591,090)	(20,301,661)	(12,160,730)
CAPITAL TRANSACTIONS:
Proceeds from shares sold - Class A	7,688,324	6,493,946	21,302,705	24,247,993
Proceeds from shares sold - Class C	740,452	878,337	3,371,779	4,246,163
Proceeds from shares sold - Class I-2	1,318,463	1,006,586	10,342,230	3,197,634
Reinvestments- Class A	6,392,042	5,005,448	18,200,107	10,811,751
Reinvestments- Class C	400,376	387,288	1,370,788	908,125
Reinvestments- Class I-2	115,715	119,706	558,756	339,523
Cost of shares redeemed- Class A	(36,026,538)	(40,306,443)	(123,072,757)	(122,206,976)
Cost of shares redeemed- Class C	(6,010,708)	(6,458,248)	(21,247,244)	(23,877,108)
Cost of shares redeemed- Class I-2	(3,015,722)	(1,593,735)	(13,980,247)	(7,479,742)
Net increase/(decrease) in net assets from capital transactions	(28,397,596)	(34,467,115)	(103,153,883)	(109,812,637)
Total increase/(decrease) in net assets	$(25,313,868)	$(18,725,417)	$(88,285,214)	$(23,510,455)
NET ASSETS:
Beginning of the period	$ 212,314,688	$ 231,040,105	$746,066,500	$769,576,955
End of the period	$ 187,000,820	$ 212,314,688	$657,781,286	$746,066,500
Class A
Shares sold	739,255	669,034	1,846,384	2,353,302
Shares reinvested	618,186	506,110	1,568,974	1,012,341
Shares redeemed	(3,431,366)	(4,160,260)	(10,587,128)	(11,822,329)
Net increase/(decrease)	(2,073,925)	(2,985,116)	(7,171,770)	(8,456,686)
Class C
Shares sold	73,595	94,942	305,120	426,954
Shares reinvested	40,813	40,983	124,391	88,945
Shares redeemed	(606,974)	(699,173)	(1,937,041)	(2,421,190)
Net increase/(decrease)	(492,566)	(563,248)	(1,507,530)	(1,905,291)
Class I-2
Shares sold	124,216	103,659	868,528	306,872
Shares reinvested	11,021	11,947	47,473	31,408
Shares redeemed	(282,973)	(162,654)	(1,177,212)	(719,078)
Net increase/(decrease)	(147,736)	(47,048)	(261,211)	(380,798)

The accompanying notes are an integral part of these financial statements.

79

Aristotle Core Bond Fund
Financial Highlights
Class I

	Year Ended March 31,				For the Period December 14, 2020(a) - March 31, 2021
	2025	2024(g)	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$8.59	$8.59	$9.17	$9.70	$10.00
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.30	0.27	0.20	0.10	0.03
Net realized and unrealized gain (loss) on investments	0.12	(0.00)(f)	(0.58)	(0.52)	(0.30)
Total from investment operations	0.42	0.27	(0.38)	(0.42)	(0.27)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.30)	(0.27)	(0.20)	(0.11)	(0.03)
Total distributions	(0.30)	(0.27)	(0.20)	(0.11)	(0.03)
Net asset value, end of period	$8.71	$8.59	$8.59	$9.17	$9.70
TOTAL RETURN(c)(d)	4.94%	3.23%	(4.12)%	(4.37)%	(2.73)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$26,482	$17,838	$15,172	$14,534	$12,156
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.48%	0.50%	0.88%	1.01%	0.97%
After expense reimbursement (recapture)(e)	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	3.45%	3.22%	2.30%	1.06%	0.88%
Portfolio turnover rate(c)	76%	32%	42%	51%	26%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Commencement of operations of the Fund’s predecessor fund, Pacific Funds ESG Core Bond.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	Amount calculated is less than $0.005 per share.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds ESG Core Bond.
The accompanying notes are an integral part of these financial statements.

80

Aristotle Core Bond Fund
Financial Highlights
Class I-2(a)

	Year Ended March 31,				For the Period December 14, 2020(b) - March 31, 2021
	2025	2024(h)	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$8.59	$8.59	$9.17	$9.70	$10.00
INVESTMENTS OPERATIONS:
Net investment income (loss)(c)	0.30	0.27	0.20	0.10	0.03
Net realized and unrealized gain (loss) on investments	0.12	(0.00)(g)	(0.58)	(0.52)	(0.30)
Total from investment operations	0.42	0.27	(0.38)	(0.42)	(0.27)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.30)	(0.27)	(0.20)	(0.11)	(0.03)
Total distributions	(0.30)	(0.27)	(0.20)	(0.11)	(0.03)
Net asset value, end of period	$8.71	$8.59	$8.59	$9.17	$9.70
TOTAL RETURN(d)(e)	4.93%	3.23%	(4.12)%	(4.37)%	(2.73)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$12,641	$11,506	$11,144	$11,626	$12,156
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.48%	0.50%	0.88%	1.01%	0.97%
After expense reimbursement (recapture)(f)	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	3.45%	3.21%	2.30%	1.06%	0.88%
Portfolio turnover rate(d)	76%	32%	42%	51%	26%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Advisor Class shares of the Fund’s predecessor fund, Pacific Funds ESG Core Bond, were renamed to Class I-2 shares on August 1, 2022.
(b)	Commencement of operations.
(c)	Net investment income per share has been calculated based on the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
(g)	Amount calculated is less than $0.005 per share.
(h)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds ESG Core Bond.
The accompanying notes are an integral part of these financial statements.

81

Aristotle Core Income Fund
Financial Highlights
Class A

	Year Ended March 31,
	2025	2024(e)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.64	$9.68	$10.41	$11.18	$10.60
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.44	0.42	0.31	0.20	0.22
Net realized and unrealized gain (loss) on investments	(0.01)	(0.06)	(0.72)	(0.52)	0.66
Total from investment operations	0.43	0.36	(0.41)	(0.32)	0.88
LESS DISTRIBUTIONS FROM:
From net investment income	(0.44)	(0.40)	(0.32)	(0.21)	(0.22)
From net realized gains	—	—	—	(0.24)	(0.08)
Total distributions	(0.44)	(0.40)	(0.32)	(0.45)	(0.30)
Net asset value, end of period	$9.63	$9.64	$9.68	$10.41	$11.18
TOTAL RETURN(b)(c)	4.59%	3.87%	(3.90)%	(3.11)%	8.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$124,241	$105,474	$99,406	$127,727	$160,701
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	0.85%	0.86%	0.97%	0.97%	0.98%
After expense reimbursement (recapture)(d)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	4.57%	4.40%	3.25%	1.83%	1.95%
Portfolio turnover rate(b)	73%	37%	118%	82%	102%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.
(e)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Core Income.
The accompanying notes are an integral part of these financial statements.

82

Aristotle Core Income Fund
Financial Highlights
Class C

	Year Ended March 31,
	2025	2024(e)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.64	$9.68	$10.41	$11.18	$10.60
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.37	0.35	0.24	0.12	0.14
Net realized and unrealized gain (loss) on investments	(0.01)	(0.05)	(0.73)	(0.53)	0.66
Total from investment operations	0.36	0.30	(0.49)	(0.41)	0.80
LESS DISTRIBUTIONS FROM:
From net investment income	(0.37)	(0.34)	(0.24)	(0.12)	(0.14)
From net realized gains	—	—	—	(0.24)	(0.08)
Total distributions	(0.37)	(0.34)	(0.24)	(0.36)	(0.22)
Net asset value, end of period	$9.63	$9.64	$9.68	$10.41	$11.18
TOTAL RETURN(b)(c)	3.83%	3.19%	(4.63)%	(3.84)%	7.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$51,101	$33,140	$23,038	$35,731	$53,990
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	1.60%	1.61%	1.72%	1.72%	1.73%
After expense reimbursement (recapture)(d)	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	3.83%	3.66%	2.50%	1.08%	1.20%
Portfolio turnover rate(b)	73%	37%	118%	82%	102%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.
(e)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Core Income.
The accompanying notes are an integral part of these financial statements.

83

Aristotle Core Income Fund
Financial Highlights
Class I(a)

	Year Ended March 31,
	2025	2024(f)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.65	$9.69	$10.42	$11.19	$10.61
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.48	0.45	0.34	0.24	0.25
Net realized and unrealized gain (loss) on investments	(0.01)	(0.06)	(0.72)	(0.53)	0.67
Total from investment operations	0.47	0.39	(0.38)	(0.29)	0.92
LESS DISTRIBUTIONS FROM:
From net investment income	(0.48)	(0.43)	(0.35)	(0.24)	(0.26)
From net realized gains	—	—	—	(0.24)	(0.08)
Total distributions	(0.48)	(0.43)	(0.35)	(0.48)	(0.34)
Net asset value, end of period	$9.64	$9.65	$9.69	$10.42	$11.19
TOTAL RETURN(c)(d)	5.00%	4.15%	(3.60)%	(2.81)%	8.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$820,917	$632,073	$116,338	$118,420	$107,857
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.45%	0.56%	0.72%	0.72%	0.73%
After expense reimbursement (recapture)(e)	0.45%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	4.98%	4.73%	3.55%	2.13%	2.25%
Portfolio turnover rate(c)	73%	37%	118%	82%	102%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	On April 17, 2023 the Pacific Funds Core Income Class P shares were merged into Aristotle Core Income Fund - Class I shares.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of Class I of the Fund’s predecessor fund, Pacific Funds Core Income.
The accompanying notes are an integral part of these financial statements.

84

Aristotle Core Income Fund
Financial Highlights
Class I-2(a)

	Year Ended March 31,
	2025	2024(f)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.67	$9.70	$10.43	$11.21	$10.62
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.47	0.45	0.34	0.24	0.26
Net realized and unrealized gain (loss) on investments	(0.01)	(0.05)	(0.72)	(0.54)	0.67
Total from investment operations	0.46	0.40	(0.38)	(0.30)	0.93
LESS DISTRIBUTIONS FROM:
From net investment income	(0.47)	(0.43)	(0.35)	(0.24)	(0.26)
From net realized gains	—	—	—	(0.24)	(0.08)
Total distributions	(0.47)	(0.43)	(0.35)	(0.48)	(0.34)
Net asset value, end of period	$9.66	$9.67	$9.70	$10.43	$11.21
TOTAL RETURN(c)(d)	4.89%	4.27%	(3.60)%	(2.89)%	8.70%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,165,870	$1,554,233	$600,431	$625,283	$801,154
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.55%	0.56%	0.72%	0.72%	0.73%
After expense reimbursement (recapture)(e)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	4.88%	4.75%	3.55%	2.13%	2.25%
Portfolio turnover rate(c)	73%	37%	118%	82%	102%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Advisor Class shares of Pacific Funds Core Income, the predecessor fund of Aristotle Core Income Fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Core Income.
The accompanying notes are an integral part of these financial statements.

85

Aristotle Floating Rate Income Fund
Financial Highlights
Class A

	Year Ended March 31,
	2025	2024(g)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.56	$9.28	$9.66	$9.72	$8.80
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.73	0.83	0.59	0.35	0.34
Net realized and unrealized gain (loss) on investments	(0.21)	0.28	(0.38)	(0.06)	0.92
Total from investment operations	0.52	1.11	0.21	0.29	1.26
LESS DISTRIBUTIONS FROM:
From net investment income	(0.73)	(0.83)	(0.59)	(0.35)	(0.34)
Total distributions	(0.73)	(0.83)	(0.59)	(0.35)	(0.34)
Net asset value, end of period	$9.35	$9.56	$9.28	$9.66	$9.72
TOTAL RETURN(b)(c)	5.57%	12.50%	2.50%	2.87%	14.52%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$269,790	$265,404	$265,188	$280,827	$170,353
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	1.02%	1.04%	1.13%	1.13%	1.17%
After expense reimbursement (recapture)(d)	1.02%(f)	1.03%(f)	0.98%(e)	1.00%	1.02%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	7.66%	8.84%	6.35%	3.56%	3.63%
Portfolio turnover rate(b)	122%	130%	66%	90%	116%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.
(e)	The annualized ratios of expenses, excluding interest expense, after expense reductions, to average net assets for the year ended March 31, 2023 was 0.96%
(f)
The annualized ratios of expenses, excluding line of credit commitment expense, after expense reductions, to average net assets was 1.00% and 1.01% for the years ended March 31, 2025 and March 31, 2024, respectively.

(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Floating Rate Income.
The accompanying notes are an integral part of these financial statements.

86

Aristotle Floating Rate Income Fund
Financial Highlights
Class C

	Year Ended March 31,
	2025	2024(g)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.55	$9.27	$9.64	$9.71	$8.79
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.65	0.76	0.52	0.28	0.28
Net realized and unrealized gain (loss) on investments	(0.20)	0.28	(0.37)	(0.07)	0.92
Total from investment operations	0.45	1.04	0.15	0.21	1.20
LESS DISTRIBUTIONS FROM:
From net investment income	(0.66)	(0.76)	(0.52)	(0.28)	(0.28)
Total distributions	(0.66)	(0.76)	(0.52)	(0.28)	(0.28)
Net asset value, end of period	$9.34	$9.55	$9.27	$9.64	$9.71
TOTAL RETURN(b)(c)	4.78%	11.67%	1.75%	2.15%	13.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$123,841	$117,483	$109,877	$109,161	$87,940
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	1.77%	1.79%	1.88%	1.88%	1.92%
After expense reimbursement (recapture)(d)	1.77%(f)	1.78%(f)	1.71%(e)	1.70%	1.72%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	6.91%	8.09%	5.61%	2.86%	2.93%
Portfolio turnover rate(b)	122%	130%	66%	90%	116%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.
(e)	The annualized ratios of expenses, excluding interest expense, after expense reductions, to average net assets for the year ended March 31, 2023 was 1.69%.
(f)
The annualized ratios of expenses, excluding line of credit commitment expense, after expense reductions, to average net assets was 1.75% and 1.76% for the years ended March 31, 2025 and March 31, 2024, respectively.

(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Floating Rate Income.
The accompanying notes are an integral part of these financial statements.

87

Aristotle Floating Rate Income Fund
Financial Highlights
Class I(a)

	Year Ended March 31,
	2025	2024(h)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.57	$9.29	$9.67	$9.73	$8.81
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.76	0.86	0.62	0.38	0.38
Net realized and unrealized gain (loss) on investments	(0.20)	0.29	(0.38)	(0.06)	0.91
Total from investment operations	0.56	1.15	0.24	0.32	1.29
LESS DISTRIBUTIONS FROM:
From net investment income	(0.77)	(0.87)	(0.62)	(0.38)	(0.37)
Total distributions	(0.77)	(0.87)	(0.62)	(0.38)	(0.37)
Net asset value, end of period	$9.36	$9.57	$9.29	$9.67	$9.73
TOTAL RETURN(c)(d)	5.91%	12.88%	2.69%	3.29%	14.87%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,837,802	$1,641,206	$1,486,461	$1,838,625	$1,019,062
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.69%	0.71%	0.88%	0.88%	0.91%
After expense reimbursement (recapture)(e)	0.69%(g)	0.70%(g)	0.68%(f)	0.70%	0.72%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	7.97%	9.15%	6.65%	3.86%	3.93%
Portfolio turnover rate(c)	122%	130%	66%	90%	116%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	On April 17, 2023 Pacific Funds Floating Rate Income Class P shares were merged into the Fund’s Class I shares.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	The annualized ratios of expenses, excluding interest expense, after expense reductions, to average net assets for the year ended March 31, 2023 was 0.66%.
(g)
The annualized ratios of expenses, excluding line of credit commitment expense, after expense reductions, to average net assets was 0.67% and 0.68% for the years ended March 31, 2025 and March 31, 2024, respectively.

(h)	For periods prior to April 17, 2023, the financial and return data is of Class I of the Fund’s predecessor fund, Pacific Funds Floating Rate Income.
The accompanying notes are an integral part of these financial statements.

88

Aristotle Floating Rate Income Fund
Financial Highlights
Class I-2(a)

	Year Ended March 31,
	2025	2024(h)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.59	$9.31	$9.69	$9.75	$8.83
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.75	0.86	0.61	0.37	0.37
Net realized and unrealized gain (loss) on investments	(0.20)	0.28	(0.37)	(0.06)	0.92
Total from investment operations	0.55	1.14	0.24	0.31	1.29
LESS DISTRIBUTIONS FROM:
From net investment income	(0.76)	(0.86)	(0.62)	(0.37)	(0.37)
Total distributions	(0.76)	(0.86)	(0.62)	(0.37)	(0.37)
Net asset value, end of period	$9.38	$9.59	$9.31	$9.69	$9.75
TOTAL RETURN(c)(d)	5.83%	12.76%	2.66%	3.25%	14.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,052,844	$1,918,057	$1,840,333	$1,778,969	$716,233
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.77%	0.79%	0.88%	0.88%	0.91%
After expense reimbursement (recapture)(e)	0.77%(g)	0.78%(g)	0.73%(f)	0.75%	0.77%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	7.90%	9.07%	6.60%	3.81%	3.88%
Portfolio turnover rate(c)	122%	130%	66%	90%	116%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Advisor Class shares of Pacific Funds Floating Rate Income, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	The annualized ratios of expenses, excluding interest expense, after expense reductions, to average net assets for the year ended March 31, 2023 was 0.71%.
(g)
The annualized ratios of expenses, excluding line of credit commitment expense, after expense reductions, to average net assets was 0.75% and 0.76% for the years ended March 31, 2025 and March 31, 2024, respectively.

(h)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Floating Rate Income.
The accompanying notes are an integral part of these financial statements.

89

Aristotle High Yield Bond Fund
Financial Highlights
Class A

	Year Ended March 31,
	2025	2024(e)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.36	$9.03	$9.85	$10.34	$8.75
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.61	0.59	0.49	0.47	0.51
Net realized and unrealized gain (loss) on investments	(0.14)	0.32	(0.81)	(0.50)	1.59
Total from investment operations	0.47	0.91	(0.32)	(0.03)	2.10
LESS DISTRIBUTIONS FROM:
From net investment income	(0.60)	(0.58)	(0.50)	(0.46)	(0.51)
Total distributions	(0.60)	(0.58)	(0.50)	(0.46)	(0.51)
Net asset value, end of period	$9.23	$9.36	$9.03	$9.85	$10.34
TOTAL RETURN(b)(c)	5.14%	10.45%	(3.09)%	(0.36)%	24.45%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,005	$5,964	$6,141	$6,816	$7,496
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	0.95%	0.97%	1.16%	1.12%	1.13%
After expense reimbursement (recapture)(d)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	6.47%	6.47%	5.37%	4.53%	5.13%
Portfolio turnover rate(b)	62%	74%	35%	40%	66%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.
(e)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds High Income.
The accompanying notes are an integral part of these financial statements.

90

Aristotle High Yield Bond Fund
Financial Highlights
Class C

	Year Ended March 31,
	2025	2024(e)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.34	$9.02	$9.83	$10.33	$8.74
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.54	0.52	0.42	0.40	0.44
Net realized and unrealized gain (loss) on investments	(0.14)	0.32	(0.80)	(0.51)	1.59
Total from investment operations	0.40	0.84	(0.38)	(0.11)	2.03
LESS DISTRIBUTIONS FROM:
From net investment income	(0.53)	(0.52)	(0.43)	(0.39)	(0.44)
Total distributions	(0.53)	(0.52)	(0.43)	(0.39)	(0.44)
Net asset value, end of period	$9.21	$9.34	$9.02	$9.83	$10.33
TOTAL RETURN(b)(c)	4.35%	9.57%	(3.81)%	(1.17)%	23.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$473	$660	$903	$1,291	$1,937
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	1.70%	1.72%	1.91%	1.87%	1.88%
After expense reimbursement (recapture)(d)	1.70%	1.70%	1.68%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	5.72%	5.69%	4.64%	3.83%	4.43%
Portfolio turnover rate(b)	62%	74%	35%	40%	66%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.
(e)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds High Income.
The accompanying notes are an integral part of these financial statements.

91

Aristotle High Yield Bond Fund
Financial Highlights
Class I(a)

	Year Ended March 31,
	2025	2024(f)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.23	$8.91	$9.74	$10.24	$8.66
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.64	0.61	0.50	0.49	0.53
Net realized and unrealized gain (loss) on investments	(0.13)	0.31	(0.80)	(0.50)	1.59
Total from investment operations	0.51	0.92	(0.30)	(0.01)	2.12
LESS DISTRIBUTIONS FROM:
From net investment income	(0.64)	(0.60)	(0.53)	(0.49)	(0.54)
Total distributions	(0.64)	(0.60)	(0.53)	(0.49)	(0.54)
Net asset value, end of period	$9.10	$9.23	$8.91	$9.74	$10.24
TOTAL RETURN(c)(d)	5.64%	10.78%	(2.91)%	(0.20)%	24.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$91,129	$60,689	$1,694	$86	$62
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.55%	0.66%	0.92%	0.87%	0.88%
After expense reimbursement (recapture)(e)	0.55%	0.65%	0.65%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	6.89%	6.78%	5.67%	4.79%	5.38%
Portfolio turnover rate(c)	62%	74%	35%	40%	66%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	On April 17, 2023 Pacific Funds High Income Class P shares were merged into the Fund’s Class I shares.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of Class I of the Fund’s predecessor fund, Pacific Funds High Rate Income.
The accompanying notes are an integral part of these financial statements.

92

Aristotle High Yield Bond Fund
Financial Highlights
Class I-2(a)

	Year Ended March 31,
	2025	2024(g)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.38	$9.05	$9.87	$10.36	$8.76
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.64	0.62	0.51	0.50	0.54
Net realized and unrealized gain (loss) on investments	(0.13)	0.31	(0.81)	(0.50)	1.60
Total from investment operations	0.51	0.93	(0.30)	0.00(c)	2.14
LESS DISTRIBUTIONS FROM:
From net investment income	(0.63)	(0.60)	(0.52)	(0.49)	(0.54)
Total distributions	(0.63)	(0.60)	(0.52)	(0.49)	(0.54)
Net asset value, end of period	$9.26	$9.38	$9.05	$9.87	$10.36
TOTAL RETURN(d)(e)	5.55%	10.67%	(2.84)%	(0.11)%	24.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$15,411	$11,112	$8,707	$6,741	$3,937
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.65%	0.72%	0.91%	0.87%	0.88%
After expense reimbursement (recapture)(f)	0.65%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	6.77%	6.74%	5.62%	4.78%	5.38%
Portfolio turnover rate(d)	62%	74%	35%	40%	66%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Advisor Class shares of Pacific Funds High Income, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds High Income.
The accompanying notes are an integral part of these financial statements.

93

Aristotle Short Duration Income Fund
Financial Highlights
Class A

	Year Ended March 31,
	2025	2024(e)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.12	$10.00	$10.16	$10.57	$10.05
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.46	0.41	0.23	0.12	0.16
Net realized and unrealized gain (loss) on investments	0.11	0.12	(0.16)	(0.31)	0.52
Total from investment operations	0.57	0.53	0.07	(0.19)	0.68
LESS DISTRIBUTIONS FROM:
From net investment income	(0.47)	(0.41)	(0.23)	(0.12)	(0.16)
From net realized gains	—	—	—	(0.10)	—
Total distributions	(0.47)	(0.41)	(0.23)	(0.22)	(0.16)
Net asset value, end of period	$10.22	$10.12	$10.00	$10.16	$10.57
TOTAL RETURN(b)(c)	5.77%	5.43%	0.75%	(1.85)%	6.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$90,405	$94,101	$117,609	$174,444	$204,761
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	0.75%	0.76%	0.87%	0.87%	0.88%
After expense reimbursement (recapture)(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	4.56%	4.09%	2.33%	1.14%	1.50%
Portfolio turnover rate(b)	66%	76%	61%	60%	76%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.
(e)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Short Duration Income.
The accompanying notes are an integral part of these financial statements.

94

Aristotle Short Duration Income Fund
Financial Highlights
Class C

	Year Ended March 31,
	2025	2024(f)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.09	$9.98	$10.14	$10.55	$10.03
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.39	0.33	0.16	0.04	0.08
Net realized and unrealized gain (loss) on investments	0.10	0.12	(0.16)	(0.31)	0.52
Total from investment operations	0.49	0.45	0.00(b)	(0.27)	0.60
LESS DISTRIBUTIONS FROM:
From net investment income	(0.39)	(0.34)	(0.16)	(0.04)	(0.08)
From net realized gains	—	—	—	(0.10)	—
Total distributions	(0.39)	(0.34)	(0.16)	(0.14)	(0.08)
Net asset value, end of period	$10.19	$10.09	$9.98	$10.14	$10.55
TOTAL RETURN(c)(d)	4.98%	4.63%	0.00%	(2.59)%	6.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$21,985	$26,358	$30,904	$39,891	$51,385
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.50%	1.51%	1.62%	1.62%	1.63%
After expense reimbursement (recapture)(e)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	3.82%	3.34%	1.58%	0.39%	0.75%
Portfolio turnover rate(c)	66%	76%	61%	60%	76%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Short Duration Income.
The accompanying notes are an integral part of these financial statements.

95

Aristotle Short Duration Income Fund
Financial Highlights
Class I

	Year Ended March 31,
	2025	2024(e)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.11	$9.98	$10.14	$10.56	$10.03
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.50	0.44	0.26	0.15	0.18
Net realized and unrealized gain (loss) on investments	0.10	0.13	(0.16)	(0.32)	0.54
Total from investment operations	0.60	0.57	0.10	(0.17)	0.72
LESS DISTRIBUTIONS FROM:
From net investment income	(0.51)	(0.44)	(0.26)	(0.15)	(0.19)
From net realized gains	—	—	—	(0.10)	—
Total distributions	(0.51)	(0.44)	(0.26)	(0.25)	(0.19)
Net asset value, end of period	$10.20	$10.11	$9.98	$10.14	$10.56
TOTAL RETURN(b)(c)	6.06%	5.84%	1.06%	(1.69)%	7.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$300,594	$376,103	$195,023	$171,154	$141,974
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	0.39%	0.46%	0.62%	0.62%	0.63%
After expense reimbursement (recapture)(d)	0.39%	0.45%	0.45%	0.48%	0.50%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	4.91%	4.43%	2.63%	1.40%	1.75%
Portfolio turnover rate(b)	66%	76%	61%	60%	76%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.
(e)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Short Duration Income.
The accompanying notes are an integral part of these financial statements.

96

Aristotle Short Duration Income Fund
Financial Highlights
Class I-2(a)

	Year Ended March 31,
	2025	2024(f)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.13	$10.00	$10.16	$10.58	$10.05
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.49	0.43	0.26	0.15	0.18
Net realized and unrealized gain (loss) on investments	0.10	0.13	(0.16)	(0.32)	0.54
Total from investment operations	0.59	0.56	0.10	(0.17)	0.72
LESS DISTRIBUTIONS FROM:
From net investment income	(0.50)	(0.43)	(0.26)	(0.15)	(0.19)
From net realized gains	—	—	—	(0.10)	—
Total distributions	(0.50)	(0.43)	(0.26)	(0.25)	(0.19)
Net asset value, end of period	$10.22	$10.13	$10.00	$10.16	$10.58
TOTAL RETURN(c)(d)	5.94%	5.77%	1.01%	(1.70)%	7.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$492,095	$473,384	$651,148	$622,664	$778,271
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.49%	0.51%	0.62%	0.62%	0.63%
After expense reimbursement (recapture)(e)	0.49%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	4.82%	4.32%	2.58%	1.39%	1.75%
Portfolio turnover rate(c)	66%	76%	61%	60%	76%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Advisor Class shares of Pacific Funds Short Duration Income, the Fund’s predecessor fund were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Short Duration Income.
The accompanying notes are an integral part of these financial statements.

97

Aristotle Strategic Income Fund
Financial Highlights
Class A

	Year Ended March 31,
	2025	2024(e)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.48	$10.20	$10.96	$11.52	$9.72
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.59	0.56	0.44	0.33	0.40
Net realized and unrealized gain (loss) on investments	(0.06)	0.26	(0.72)	(0.47)	1.79
Total from investment operations	0.53	0.82	(0.28)	(0.14)	2.19
LESS DISTRIBUTIONS FROM:
From net investment income	(0.59)	(0.54)	(0.44)	(0.32)	(0.39)
From net realized gains	—	—	(0.04)	(0.10)	—
Total distributions	(0.59)	(0.54)	(0.48)	(0.42)	(0.39)
Net asset value, end of period	$10.42	$10.48	$10.20	$10.96	$11.52
TOTAL RETURN(b)(c)	5.17%	8.33%	(2.41)%	(1.30)%	22.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$201,110	$152,889	$101,292	$134,612	$104,659
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	0.94%	0.95%	1.07%	1.07%	1.08%
After expense reimbursement (recapture)(d)	0.94%	0.94%	0.94%	0.94%	0.95%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	5.66%	5.50%	4.34%	2.85%	3.57%
Portfolio turnover rate(b)	45%	56%	45%	40%	86%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.
(e)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Strategic Income.
The accompanying notes are an integral part of these financial statements.

98

Aristotle Strategic Income Fund
Financial Highlights
Class C

	Year Ended March 31,
	2025	2024(e)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.44	$10.18	$10.93	$11.49	$9.69
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.51	0.49	0.37	0.25	0.32
Net realized and unrealized gain (loss) on investments	(0.06)	0.24	(0.72)	(0.47)	1.80
Total from investment operations	0.45	0.73	(0.35)	(0.22)	2.12
LESS DISTRIBUTIONS FROM:
From net investment income	(0.51)	(0.47)	(0.36)	(0.24)	(0.32)
From net realized gains	—	—	(0.04)	(0.10)	—
Total distributions	(0.51)	(0.47)	(0.40)	(0.34)	(0.32)
Net asset value, end of period	$10.38	$10.44	$10.18	$10.93	$11.49
TOTAL RETURN(b)(c)	4.41%	7.43%	(3.04)%	(1.99)%	22.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$113,811	$89,723	$63,154	$78,497	$72,157
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	1.69%	1.70%	1.82%	1.82%	1.83%
After expense reimbursement (recapture)(d)	1.69%	1.69%	1.68%	1.64%	1.65%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	4.91%	4.75%	3.60%	2.15%	2.87%
Portfolio turnover rate(b)	45%	56%	45%	40%	86%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.
(e)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Strategic Income.
The accompanying notes are an integral part of these financial statements.

99

Aristotle Strategic Income Fund
Financial Highlights
Class I

	Year Ended March 31,
	2025	2024(e)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.40	$10.14	$10.89	$11.45	$9.66
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.63	0.60	0.47	0.36	0.42
Net realized and unrealized gain (loss) on investments	(0.05)	0.23	(0.71)	(0.46)	1.80
Total from investment operations	0.58	0.83	(0.24)	(0.10)	2.22
LESS DISTRIBUTIONS FROM:
From net investment income	(0.63)	(0.57)	(0.47)	(0.36)	(0.43)
From net realized gains	—	—	(0.04)	(0.10)	—
Total distributions	(0.63)	(0.57)	(0.51)	(0.46)	(0.43)
Net asset value, end of period	$10.35	$10.40	$10.14	$10.89	$11.45
TOTAL RETURN(b)(c)	5.68%	8.49%	(2.03)%	(1.02)%	23.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$548,060	$354,281	$126,525	$142,365	$13,842
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	0.59%	0.65%	0.82%	0.82%	0.84%
After expense reimbursement (recapture)(d)	0.59%	0.64%	0.64%	0.64%	0.65%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	6.01%	5.84%	4.64%	3.15%	3.87%
Portfolio turnover rate(b)	45%	56%	45%	40%	86%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.
(e)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Strategic Income.
The accompanying notes are an integral part of these financial statements.

100

Aristotle Strategic Income Fund
Financial Highlights
Class I-2(a)

	Year Ended March 31,
	2025	2024(f)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.48	$10.21	$10.97	$11.52	$9.72
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.62	0.59	0.47	0.36	0.43
Net realized and unrealized gain (loss) on investments	(0.05)	0.25	(0.73)	(0.46)	1.79
Total from investment operations	0.57	0.84	(0.26)	(0.10)	2.22
LESS DISTRIBUTIONS FROM:
From net investment income	(0.62)	(0.57)	(0.46)	(0.35)	(0.42)
From net realized gains	—	—	(0.04)	(0.10)	—
Total distributions	(0.62)	(0.57)	(0.50)	(0.45)	(0.42)
Net asset value, end of period	$10.43	$10.48	$10.21	$10.97	$11.52
TOTAL RETURN(c)(d)	5.53%	8.46%	(2.16)%	(0.97)%	23.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,928,961	$2,076,479	$1,185,434	$1,245,830	$832,054
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.69%	0.70%	0.82%	0.82%	0.83%
After expense reimbursement (recapture)(e)	0.69%	0.69%	0.69%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	5.91%	5.77%	4.59%	3.10%	3.82%
Portfolio turnover rate(c)	45%	56%	45%	40%	86%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Advisor Class shares of Pacific Funds Strategic Income, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Strategic Income.
The accompanying notes are an integral part of these financial statements.

101

Aristotle Ultra Short Income Fund
Financial Highlights
Class A

	Year Ended March 31, 2025	For the Period April 17, 2023(a) March 31, 2024
PER SHARE DATA:
Net asset value, beginning of period	$10.06	$10.00
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.50	0.50
Net realized and unrealized gain (loss) on investments	0.05	0.05
Total from investment operations	0.55	0.55
LESS DISTRIBUTIONS FROM:
From net investment income	(0.49)	(0.49)
From net realized gains	—	—
Total distributions	(0.49)	(0.49)
Net asset value, end of period	$10.12	$10.06
TOTAL RETURN(c)(d)	5.60%	5.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$678	$434
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.58%(f)	0.58%
After expense reimbursement (recapture)(e)	0.58%(f)	0.57%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	4.93%	5.30%
Portfolio turnover rate(c)	128%	102%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	Includes tax expense of 0.01%.
The accompanying notes are an integral part of these financial statements.

102

Aristotle Ultra Short Income Fund
Financial Highlights
Class I

	Year Ended March 31,
	2025	2024(e)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.93	$9.86	$9.92	$10.07	$9.65
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.52	0.53	0.31	0.06	0.12
Net realized and unrealized gain (loss) on investments	0.04	0.06	(0.09)	(0.10)	0.44
Total from investment operations	0.56	0.59	0.22	(0.04)	0.56
LESS DISTRIBUTIONS FROM:
From net investment income	(0.51)	(0.52)	(0.28)	(0.07)	(0.12)
From net realized gains	—	—	—	(0.04)	(0.02)
Total distributions	(0.51)	(0.52)	(0.28)	(0.11)	(0.14)
Net asset value, end of period	$9.98	$9.93	$9.86	$9.92	$10.07
TOTAL RETURN(b)(c)	5.77%	6.18%	2.30%	(0.42)%	5.81%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$16,849	$15,784	$13,231	$12,929	$12,993
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	0.33%(f)	0.35%	0.73%	0.66%	0.70%
After expense reimbursement (recapture)(d)	0.32%(f)	0.32%	0.32%	0.32%	0.32%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	5.24%	5.40%	3.16%	0.62%	1.16%
Portfolio turnover rate(b)	128%	102%	51%	75%	96%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.
(e)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Ultra Short Income.
(f)	Includes tax expense of 0.01%.
The accompanying notes are an integral part of these financial statements.

103

Aristotle Ultra Short Income Fund
Financial Highlights
Class I-2(a)

	Year Ended March 31,
	2025	2024(f)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.93	$9.86	$9.92	$10.07	$9.65
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.52	0.53	0.31	0.06	0.12
Net realized and unrealized gain (loss) on investments	0.04	0.07	(0.09)	(0.10)	0.44
Total from investment operations	0.56	0.60	0.22	(0.04)	0.56
LESS DISTRIBUTIONS FROM:
From net investment income	(0.51)	(0.53)	(0.28)	(0.07)	(0.12)
From net realized gains	—	—	—	(0.04)	(0.02)
Total distributions	(0.51)	(0.53)	(0.28)	(0.11)	(0.14)
Net asset value, end of period	$9.98	$9.93	$9.86	$9.92	$10.07
TOTAL RETURN(c)(d)	5.77%	6.18%	2.30%	(0.42)%	5.81%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$30,184	$31,663	$50,169	$18,598	$18,449
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.33%(g)	0.36%	0.77%	0.66%	0.69%
After expense reimbursement (recapture)(e)	0.32%(g)	0.32%	0.32%	0.32%	0.32%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	5.23%	5.31%	3.16%	0.62%	1.16%
Portfolio turnover rate(c)	128%	102%	51%	75%	96%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Advisor Class shares of Pacific Funds Ultra Short Income, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Ultra Short Income.
(g)	Includes tax expense of 0.01%
The accompanying notes are an integral part of these financial statements.

104

Aristotle Core Equity Fund
Financial Highlights
Class A

	Year Ended March 31, 2025	January 1, 2024 through March 31, 2024(g)	October 25, 2023(a) through December 31, 2023
PER SHARE DATA:
Net asset value, beginning of period	$12.67	$11.33	$10.00
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.00(f)	0.00(f)	0.01
Net realized and unrealized gain (loss) on investments	0.77	1.34	1.39
Total from investment operations	0.77	1.34	1.40
LESS DISTRIBUTIONS FROM:
From net investment income	(0.07)	—	(0.07)
From net realized gains	(0.29)	—	—
Total distributions	(0.36)	—	(0.07)
Net asset value, end of period	$13.08	$12.67	$11.33
TOTAL RETURN(c)(d)	5.82%	11.83%	14.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,002	$52	$47
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.90%	0.90%	0.91%
After expense reimbursement (recapture)(e)	0.90%	0.90%	0.91%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.03%	0.07%	0.70%
Portfolio turnover rate(c)	26%	3%	18%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than $0.005 per share.
(g)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

105

Aristotle Core Equity Fund
Financial Highlights
Class I

	Year Ended March 31, 2025	January 1, 2024 through March 31, 2024(f)	October 23, 2023(a) through December 31, 2023
PER SHARE DATA:
Net asset value, beginning of period	$12.95	$11.58	$10.12
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.03	0.01	0.02
Net realized and unrealized gain (loss) on investments	0.78	1.36	1.48
Total from investment operations	0.81	1.37	1.50
LESS DISTRIBUTIONS FROM:
From net investment income	(0.05)	—	(0.04)
From net realized gains	(0.30)	—	—
Total distributions	(0.35)	—	(0.04)
Net asset value, end of period	$13.41	$12.95	$11.58
TOTAL RETURN(c)(d)	6.03%	11.83%	14.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$299,890	$226,581	$221,283
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.65%	0.65%	0.66%
After expense reimbursement (recapture)(e)	0.65%	0.65%	0.66%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.25%	0.31%	0.85%
Portfolio turnover rate(c)	26%	3%	18%

Portfolio Turnover is calculated for the Fund as a whole.
(a)
This Fund was part of a reorganization of a series of the Investment Managers Series Trust (an “Acquired Fund”) into the Fund, in which the Acquired Fund acted as the accounting survivor. The amounts shown are based on the 70 days between the date of reorganization and the end of the period.

(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

106

Aristotle Core Equity Fund
Financial Highlights
Class I-2(a)

	Year Ended March 31, 2025	January 1, 2024 through March 31, 2024(g)	Year Ended December 31,
			2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$23.10	$20.64	$16.89	$21.87	$17.86	$14.33
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.06	0.02	0.11	0.09	0.07	0.10
Net realized and unrealized gain (loss) on investments	1.38	2.44	3.80	(4.93)	4.28	3.58
Total from investment operations	1.44	2.46	3.91	(4.84)	4.35	3.68
LESS DISTRIBUTIONS FROM:
From net investment income	(0.03)	—	(0.16)	(0.08)	(0.06)	(0.07)
From net realized gains	(0.53)	—	—	(0.06)	(0.28)	(0.08)
Total distributions	(0.56)	—	(0.16)	(0.14)	(0.34)	(0.15)
Redemption fee proceeds(b)	—	—	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of year	$23.98	$23.10	$20.64	$16.89	$21.87	$17.86
TOTAL RETURN(d)(f)	6.02%	11.92%	23.21%	(22.15)%	24.34%	25.69%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$190,758	$185,090	$175,473	$167,455	$178,513	$90,679
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.65%	0.65%	0.76%	0.79%	0.79%	0.96%
After expense reimbursement (recapture)(e)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.23%	0.32%	0.62%	0.51%	0.33%	0.62%
Portfolio turnover rate(f)	26%	3%	18%	18%	8%	20%

Portfolio Turnover is calculated for the Fund as a whole.
(a)
For periods prior to October 23, 2023, reflects financial information and returns of Class I of Aristotle Core Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on October 23, 2023.

(b)	Based on the average shares outstanding for the year.
(c)	Amount represents less than $0.005 per share.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	Not annualized for periods less than one year.
(g)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

107

Aristotle Growth Equity Fund
Financial Highlights
Class A

	Year Ended March 31, 2025	November 29, 2023(a) through March 31, 2024
PER SHARE DATA:
Net asset value, beginning of period	$9.01	$10.00
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments	0.62	1.14
Total from investment operations	0.58	1.13
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.06)
From net realized gains	(0.83)	(2.06)
Total distributions	(0.83)	(2.12)
Net asset value, end of period	$8.76	$9.01
TOTAL RETURN(c)(d)	5.31%	14.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,713	$261
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.95%	0.96%
After expense reimbursement (recapture)(e)	0.95%	0.96%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	(0.41)%	(0.37)%
Portfolio turnover rate(c)	35%	84%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Commencement of Operations.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

108

Aristotle Growth Equity Fund
Financial Highlights
Class I(a)

	Year Ended March 31,
	2025	2024(e)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$14.04	$12.36	$29.12	$30.54	$27.10
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	(0.03)	(0.01)	0.01	(0.10)	(0.08)
Net realized and unrealized gain (loss) on investments	0.91	3.76	(4.62)	3.07	13.51
Total from investment operations	0.88	3.75	(4.61)	2.97	13.43
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.01)	—	—	—
From net realized gains	(1.29)	(2.06)	(12.15)	(4.39)	(9.99)
Total distributions	(1.29)	(2.07)	(12.15)	(4.39)	(9.99)
Net asset value, end of period	$13.63	$14.04	$12.36	$29.12	$30.54
TOTAL RETURN(d)(e)	5.15%	32.55%	(13.10)%	7.84%	50.42%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$231,890	$277,674	$146,168	$158,592	$179,183
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.70%	0.71%	0.86%	0.77%	0.78%
After expense reimbursement (recapture)(f)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	(0.20)%	(0.05)%	0.03%	(0.30)%	(0.24)%
Portfolio turnover rate(d)	35%	84%	78%	10%	32%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Prior to April 17, 2023, the financial and return information is of Class P shares of PF Growth Fund, which merged into Class I shares of the Fund on April 17, 2023.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Amount calculated is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, PF Growth Fund.
The accompanying notes are an integral part of these financial statements.

109

Aristotle Growth Equity Fund
Financial Highlights
Class I-2

	Year Ended March 31, 2025	January 16, 2024(a) through March 31, 2024
PER SHARE DATA:
Net asset value, beginning of period	$14.04	$12.86
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	(0.02)	(0.00)(c)
Net realized and unrealized gain (loss) on investments	0.91	1.18
Total from investment operations	0.89	1.18
LESS DISTRIBUTIONS FROM:
From net investment income	—	—
From net realized gains	(1.29)	—
Total distributions	(1.29)	—
Net asset value, end of period	$13.64	$14.04
TOTAL RETURN(d)(e)	5.23%	9.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$92	$11
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.70%	0.71%
After expense reimbursement (recapture)(f)	0.70%	0.71%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	(0.15)%	(0.15)%
Portfolio turnover rate(d)	35%	84%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Commencement of Operations.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Amount calculated is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

110

Aristotle International Equity Fund
Financial Highlights
Class A

	Year Ended March 31, 2025	January 1, 2024 through March 31, 2024(f)	December 28, 2023(a) through December 31, 2023
PER SHARE DATA:
Net asset value, beginning of period	$10.34	$10.00	$10.00
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.05	0.01	—
Net realized and unrealized gain (loss) on investments	0.50	0.33	—
Total from investment operations	0.55	0.34	—
LESS DISTRIBUTIONS FROM:
From net investment income	(0.24)	—	—
Total distributions	(0.24)	—	—
Net asset value, end of period	$10.65	$10.34	$10.00
TOTAL RETURN(c)(d)	5.37%	3.40%	0.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,390	$11	$1
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.04%(g)	1.03%	1.04%
After expense reimbursement (recapture)(e)	1.04%(g)	1.03%	1.04%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.44%	0.54%	0.39%
Portfolio turnover rate(c)	12%	3%	16%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
(g)	Includes interest expense of 0.00%.
The accompanying notes are an integral part of these financial statements.

111

Aristotle International Equity Fund
Financial Highlights
Class I

	Year Ended March 31, 2025	January 1, 2024 through March 31, 2024(f)	October 23, 2023(a) through December 31, 2023
PER SHARE DATA:
Net asset value, beginning of period	$11.07	$10.71	$9.39
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.17	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.45	0.34	1.33
Total from investment operations	0.62	0.36	1.34
LESS DISTRIBUTIONS FROM:
From net investment income	(0.21)	—	(0.02)
Total distributions	(0.21)	—	(0.02)
Net asset value, end of period	$11.48	$11.07	$10.71
TOTAL RETURN(c)(d)	5.69%	3.36%	14.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$147,543	$188,136	$199,073
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.79%(g)	0.78%	0.79%
After expense reimbursement (recapture)(e)	0.78%(g)	0.78%	0.79%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	1.47%	0.69%	0.64%
Portfolio turnover rate(c)	12%	3%	16%

Portfolio Turnover is calculated for the Fund as a whole.
(a)
This Fund was part of a reorganization of a series of the Investment Managers Series Trust (an “Acquired Fund”) into the Fund, in which the Acquired Fund acted as the accounting survivor. The amounts shown are based on the 70 days between the date of reorganization and the end of the period.

(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
(g)	Includes interest expense of 0.00%.
The accompanying notes are an integral part of these financial statements.

112

Aristotle International Equity Fund
Financial Highlights
Class I-2(a)

	Year Ended March 31, 2025	January 1, 2024 through March 31, 2024(h)	Year Ended December 31,
			2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$13.63	$13.17	$11.38	$14.56	$12.80	$11.66
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.20	0.02	0.17	0.15	0.13	0.10
Net realized and unrealized gain (loss) on investments	0.56	0.44	1.83	(3.19)	1.88	1.11
Total from investment operations	0.76	0.46	2.00	(3.04)	2.01	1.21
LESS DISTRIBUTIONS FROM:
From net investment income	(0.20)	—	(0.21)	(0.14)	(0.11)	(0.07)
From net realized gains	—	—	—	—	(0.14)	—
Total distributions	(0.20)	—	(0.21)	(0.14)	(0.25)	(0.07)
Redemption fee proceeds(b)	—	—	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$14.19	$13.63	$13.17	$11.38	$14.56	$12.80
TOTAL RETURN(d)(f)	5.65%	3.49%	17.73%	(20.91)%	15.79%	10.40%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$406,256	$443,745	$420,596	$378,577	$391,477	$245,021
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(g)	0.79%(i)	0.78%	0.90%(e)	0.94%	0.93%	1.04%
After expense reimbursement (recapture)(g)	0.78%(i)	0.78%	0.80%(e)	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(g)	1.45%	0.72%	1.37%	1.26%	0.91%	0.96%
Portfolio turnover rate(f)	12%	3%	16%	18%	10%	14%

Portfolio Turnover is calculated for the Fund as a whole.
(a)
For periods prior to October 23, 2023, reflects financial information and returns of Class I of Aristotle International Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on October 23, 2023.

(b)	Based on the average shares outstanding for the year.
(c)	Amount represents less than $0.005 per share.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Includes tax reclaim service fee of 0.00%.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
(i)	Includes interest expense of 0.00%.
The accompanying notes are an integral part of these financial statements.

113

Aristotle Small Cap Equity Fund
Financial Highlights
Class A

	Year Ended March 31, 2025	January 1, 2024 through March 31, 2024(f)	October 23, 2023(a) through December 31, 2023
PER SHARE DATA:
Net asset value, beginning of period	$14.30	$13.78	$11.95
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.01	0.00(g)	0.01
Net realized and unrealized gain (loss) on investments	(0.45)	0.52	1.82
Total from investment operations	(0.44)	0.52	1.83
LESS DISTRIBUTIONS FROM:
From net investment income	(0.05)	—	—
From net realized gains	(0.12)	—	—
Total distributions	(0.17)	—	—
Net asset value, end of period	$13.69	$14.30	$13.78
TOTAL RETURN(c)(d)	(3.20)%	3.77%	15.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,857	$3,734	$3,802
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.16%(h)	1.15%	1.16%
After expense reimbursement (recapture)(e)	1.16%(h)	1.15%	1.16%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.03%	0.03%	0.42%
Portfolio turnover rate(c)	15%	1%	10%

Portfolio Turnover is calculated for the Fund as a whole.
(a)
This Fund was part of a reorganization of a series of the Investment Managers Series Trust (an “Acquired Fund”) into the Fund, in which the Acquired Fund acted as the accounting survivor. The amounts shown are based on the 70 days between the date of reorganization and the end of the period.

(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
(g)	Amount represents less than $0.005 per share.
(h)	Includes interest expense of 0.00%.
The accompanying notes are an integral part of these financial statements.

114

Aristotle Small Cap Equity Fund
Financial Highlights
Class C

	Year Ended March 31, 2025	January 1, 2024 through March 31, 2024(f)	October 23, 2023(a) through December 31, 2023
PER SHARE DATA:
Net asset value, beginning of period	$13.56	$13.10	$11.38
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	(0.10)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.41)	0.48	1.73
Total from investment operations	(0.51)	0.46	1.72
LESS DISTRIBUTIONS FROM:
From net investment income	—	—	—
From net realized gains	(0.11)	—	—
Total distributions	(0.11)	—	—
Net asset value, end of period	$12.94	$13.56	$13.10
TOTAL RETURN(c)(d)	(3.83)%	3.51%	15.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$604	$996	$988
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.91%(g)	1.90%	1.91%
After expense reimbursement (recapture)(e)	1.91%(g)	1.90%	1.91%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	(0.73)%	(0.71)%	(0.33)%
Portfolio turnover rate(c)	15%	1%	10%

Portfolio Turnover is calculated for the Fund as a whole.
(a)
This Fund was part of a reorganization of a series of the Investment Managers Series Trust (an “Acquired Fund”) into the Fund, in which the Acquired Fund acted as the accounting survivor. The amounts shown are based on the 70 days between the date of reorganization and the end of the period.

(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
(g)	Includes interest expense of 0.00%.
The accompanying notes are an integral part of these financial statements.

115

Aristotle Small Cap Equity Fund
Financial Highlights
Class I

	Year Ended March 31, 2025	January 16, 2024 through March 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.00	$13.88
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.06	0.01
Net realized and unrealized gain (loss) on investments	(0.48)	1.11
Total from investment operations	(0.42)	1.12
LESS DISTRIBUTIONS FROM:
From net investment income	(0.08)	—
From net realized gains	(0.13)	—
Total distributions	(0.21)	—
Net asset value, end of period	$14.37	$15.00
TOTAL RETURN(c)(d)	(2.97)%	8.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$54	$11
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.90%(f)	0.90%
After expense reimbursement (recapture)(e)	0.90%(f)	0.90%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.40%	0.49%
Portfolio turnover rate(c)	15%	1%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	Includes interest expense of 0.00%.
The accompanying notes are an integral part of these financial statements.

116

Aristotle Small Cap Equity Fund
Financial Highlights
Class I-2(a)

	Year Ended March 31, 2025	January 1, 2024 through March 31, 2024(g)	Year Ended December 31,
			2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$14.99	$14.44	$13.67	$15.99	$13.90	$12.96
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.04	0.01	0.06	0.00(c)	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	(0.45)	0.54	0.84	(1.63)	2.61	1.19
Total from investment operations	(0.41)	0.55	0.90	(1.63)	2.60	1.20
LESS DISTRIBUTIONS FROM:
From net investment income	(0.06)	—	(0.08)	—	(0.00)(c)	(0.00)(c)
From net realized gains	(0.13)	—	(0.05)	(0.69)	(0.51)	(0.26)
Total distributions	(0.19)	—	(0.13)	(0.69)	(0.51)	(0.26)
Redemption fee proceeds(b)	—	—	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$14.39	$14.99	$14.44	$13.67	$15.99	$13.90
TOTAL RETURN(d)(e)	(2.89)%	3.81%	6.65%	(10.26)%	18.87%	9.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$145,174	$207,121	$203,865	$190,626	$215,876	$161,570
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.91%(h)	0.90%	1.00%	1.01%	1.00%	1.13%
After expense reimbursement (recapture)(f)	0.90%(h)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	0.28%	0.29%	0.44%	0.02%	(0.06)%	0.06%
Portfolio turnover rate(e)	15%	1%	10%	19%	14%	24%

Portfolio Turnover is calculated for the Fund as a whole.
(a)
For periods prior to October 23, 2023, reflects financial information and returns of Class I of Aristotle Small Cap Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on October 23, 2023. On November 6, 2023, the Fund’s Class I-2 shares were merged into Class I-3 shares. Class I-3 was subsequently renamed Class I-2, and the Class I-3 name was discontinued following the merger.

(b)	Based on the average shares outstanding for the year.
(c)	Amount represents less than $0.005 per share.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
(h)	Includes interest expense of 0.00%.
The accompanying notes are an integral part of these financial statements.

117

Aristotle Small Cap Equity Fund
Financial Highlights
Class R6

	Year Ended March 31, 2025	January 1, 2024 through March 31, 2024(g)	October 23, 2023(a) through December 31, 2023
PER SHARE DATA:
Net asset value, beginning of period	$14.11	$13.59	$11.78
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.04	0.01	0.02
Net realized and unrealized gain (loss) on investments	(0.41)	0.51	1.79
Total from investment operations	(0.37)	0.52	1.81
LESS DISTRIBUTIONS FROM:
From net investment income	(0.05)	—	(0.00)(f)
From net realized gains	(0.12)	—	—
Total distributions	(0.17)	—	—
Net asset value, end of period	$13.57	$14.11	$13.59
TOTAL RETURN(c)(d)	(2.75)%	3.83%	15.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$138	$1,177	$1,235
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.86%(h)	0.85%	0.86%
After expense reimbursement (recapture)(e)	0.85%(h)	0.85%	0.85%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.30%	0.32%	0.73%
Portfolio turnover rate(c)	15%	1%	10%

Portfolio Turnover is calculated for the Fund as a whole.
(a)
This Fund was part of a reorganization of a series of the Investment Managers Series Trust (an “Acquired Fund”) into the Fund, in which the Acquired Fund acted as the accounting survivor. The amounts shown are based on the 70 days between the date of reorganization and the end of the period.

(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than $0.005 per share.
(g)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
(h)	Includes interest expense of 0.00%.
The accompanying notes are an integral part of these financial statements.

118

Aristotle Small/Mid Cap Equity Fund
Financial Highlights
Class A

	Year Ended March 31,
	2025	2024(e)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$7.02	$9.29	$15.98	$17.47	$9.52
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	(0.00)(b)	0.01	0.04	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investments	0.05	0.83	(1.91)	(0.34)	7.99
Total from investment operations	0.05	0.84	(1.87)	(0.41)	7.95
LESS DISTRIBUTIONS FROM:
From net investment income	(0.01)	(0.10)	—	—	—
From net realized gains	(0.58)	(3.01)	(4.82)	(1.08)	—
Total distributions	(0.59)	(3.11)	(4.82)	(1.08)	—
Net asset value, end of period	$6.48	$7.02	$9.29	$15.98	$17.47
TOTAL RETURN(c)(d)	(0.18)%	13.16%	(11.41)%	(2.82)%	83.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,034	$12,864	$13,055	$19,675	$22,988
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.15%	1.16%	1.29%	1.23%	1.24%
After expense reimbursement (recapture)(e)	1.15%	1.16%	1.21%	1.20%	1.20%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	(0.02)%	0.16%	0.34%	(0.38)%	(0.33)%
Portfolio turnover rate(c)	17%	151%	33%	34%	64%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Small/Mid-Cap.
The accompanying notes are an integral part of these financial statements.

119

Aristotle Small/Mid Cap Equity Fund
Financial Highlights
Class C

	Year Ended March 31,
	2025	2024(e)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$6.15	$8.55	$15.24	$16.83	$9.24
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	(0.05)	(0.05)	(0.05)	(0.19)	(0.14)
Net realized and unrealized gain (loss) on investments	0.06	0.72	(1.82)	(0.32)	7.73
Total from investment operations	0.01	0.67	(1.87)	(0.51)	7.59
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.06)	—	—	—
From net realized gains	(0.51)	(3.01)	(4.82)	(1.08)	—
Total distributions	(0.51)	(3.07)	(4.82)	(1.08)	—
Net asset value, end of period	$5.65	$6.15	$8.55	$15.24	$16.83
TOTAL RETURN(b)(c)	(0.82)%	12.14%	(12.01)%	(3.53)%	82.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,231	$2,660	$5,260	$9,370	$10,990
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	1.90%	1.91%	2.04%	1.98%	1.99%
After expense reimbursement (recapture)(d)	1.90%	1.91%	1.96%	1.95%	1.95%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	(0.82)%	(0.62)%	(0.41)%	(1.13)%	(1.08)%
Portfolio turnover rate(b)	17%	151%	33%	34%	64%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.
(e)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Small/Mid-Cap.
The accompanying notes are an integral part of these financial statements.

120

Aristotle Small/Mid Cap Equity Fund
Financial Highlights
Class I

	Year Ended March 31,
	2025	2024(f)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$8.29	$10.40	$17.17	$17.61	$9.59
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.02	0.04	0.09	(0.01)	0.00(b)
Net realized and unrealized gain (loss) on investments	0.07	0.98	(2.04)	(0.43)	8.08
Total from investment operations	0.09	1.02	(1.95)	(0.44)	8.08
LESS DISTRIBUTIONS FROM:
From net investment income	(0.03)	(0.12)	—	—	(0.06)
From net realized gains	(0.69)	(3.01)	(4.82)	—	—
Total distributions	(0.72)	(3.13)	(4.82)	—	(0.06)
Net asset value, end of period	$7.66	$8.29	$10.40	$17.17	$17.61
TOTAL RETURN(c)(d)	0.16%	13.48%	(11.11)%	(2.44)%	84.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$569	$679	$497	$1,017	$1,558
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.85%	0.87%	1.03%	0.98%	0.99%
After expense reimbursement (recapture)(e)	0.85%	0.85%	0.86%	0.85%	0.86%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.29%	0.46%	0.69%	(0.03)%	0.01%
Portfolio turnover rate(c)	17%	151%	33%	34%	64%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Small/Mid-Cap.
The accompanying notes are an integral part of these financial statements.

121

Aristotle Small/Mid Cap Equity Fund
Financial Highlights
Class I-2(a)

	Year Ended March 31,
	2025	2024(f)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$7.23	$9.46	$16.12	$17.57	$9.58
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.01	0.03	0.08	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	0.06	0.85	(1.92)	(0.35)	8.05
Total from investment operations	0.07	0.88	(1.84)	(0.37)	8.04
LESS DISTRIBUTIONS FROM:
From net investment income	(0.02)	(0.10)	—	—	(0.05)
From net realized gains	(0.60)	(3.01)	(4.82)	(1.08)	—
Total distributions	(0.62)	(3.11)	(4.82)	(1.08)	(0.05)
Net asset value, end of period	$6.68	$7.23	$9.46	$16.12	$17.57
TOTAL RETURN(c)(d)	0.07%	13.39%	(11.15)%	(2.52)%	84.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$22,688	$31,874	$72,294	$184,718	$312,981
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.90%	0.91%	1.04%	0.98%	1.00%
After expense reimbursement (recapture)(e)	0.90%	0.91%	0.96%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.22%	0.39%	0.59%	(0.13)%	(0.08)%
Portfolio turnover rate(c)	17%	151%	33%	34%	64%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Advisor Class shares of Pacific Funds Small/Mid-Cap, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Small/Mid-Cap.
The accompanying notes are an integral part of these financial statements.

122

Aristotle/Saul Global Equity Fund
Financial Highlights
Class A

	Year Ended March 31, 2025	January 16, 2024(a) through March 31, 2024
PER SHARE DATA:
Net asset value, beginning of period	$15.33	$14.29
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.16	0.01
Net realized and unrealized gain (loss) on investments	(0.23)	1.03
Total from investment operations	(0.07)	1.04
LESS DISTRIBUTIONS FROM:
From net investment income	(0.18)	—
From net realized gains	(4.11)	—
Total distributions	(4.29)	—
Net asset value, end of period	$10.97	$15.33
TOTAL RETURN(c)(d)	(1.74)%	7.28%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11	$10
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.03%(f)	1.04%
After expense reimbursement (recapture)(e)	1.03%(f)	1.04%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	1.16%	0.49%
Portfolio turnover rate(c)	9%	1%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	Includes interest expense of 0.00%.
The accompanying notes are an integral part of these financial statements.

123

Aristotle/Saul Global Equity Fund
Financial Highlights
Class I

	Year Ended March 31, 2025	January 16, 2024(a) through March 31, 2024
PER SHARE DATA:
Net asset value, beginning of period	$15.34	$14.29
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.20	0.02
Net realized and unrealized gain (loss) on investments	(0.24)	1.03
Total from investment operations	(0.04)	1.05
LESS DISTRIBUTIONS FROM:
From net investment income	(0.21)	—
From net realized gains	(4.11)	—
Total distributions	(4.32)	—
Net asset value, end of period	$10.98	$15.34
TOTAL RETURN(c)(d)	(1.50)%	7.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10	$11
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.78%(f)	0.79%
After expense reimbursement (recapture)(e)	0.78%(f)	0.79%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	1.42%	0.75%
Portfolio turnover rate(c)	9%	1%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	Includes interest expense of 0.00%.
The accompanying notes are an integral part of these financial statements.

124

Aristotle/Saul Global Equity Fund
Financial Highlights
Class I-2(a)

	Year Ended March 31, 2025	January 1, 2024 through March 31, 2024(h)	For the Year Ended December 31,
			2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$15.34	$14.47	$12.98	$16.53	$14.18	$12.79
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.21	0.02	0.16	0.14	0.11	0.11
Net realized and unrealized gain (loss) on investments	(0.26)	0.85	2.28	(3.01)	2.65	2.01
Total from investment operations	(0.05)	0.87	2.44	(2.87)	2.76	2.12
LESS DISTRIBUTIONS FROM:
From net investment income	(0.18)	—	(0.18)	(0.16)	(0.11)	(0.12)
From net realized gains	(4.11)	—	(0.77)	(0.52)	(0.30)	(0.61)
Total distributions	(4.29)	—	(0.95)	(0.68)	(0.41)	(0.73)
Redemption fee proceeds(b)	—	—	—	—	0.00(c)	0.00(c)
Net asset value, end of period	$11.00	$15.34	$14.47	$12.98	$16.53	$14.18
TOTAL RETURN(d)(f)	(1.53)%	6.01%	19.07%	(17.49)%	19.54%	16.68%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$31,049	$61,650	$58,073	$67,499	$94,029	$69,128
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(g)	0.79%(i)	0.79%	1.00%(e)	0.95%	0.95%	1.07%
After expense reimbursement (recapture)(g)	0.79%(i)	0.78%	0.81%(e)	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(g)	1.46%	0.61%	1.16%	1.03%	0.70%	0.90%
Portfolio turnover rate(f)	9%	1%	10%	22%	13%	12%

Portfolio Turnover is calculated for the Fund as a whole.
(a)
For periods prior to October 23, 2023, reflects financial information and returns of Class I of Aristotle/Saul Global Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on October 23, 2023.

(b)	Based on the average shares outstanding for the year.
(c)	Amount represents less than $0.005 per share.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Includes tax expense of 0.01%.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
(i)	Includes interest expense of 0.00%.
The accompanying notes are an integral part of these financial statements.

125

Aristotle Value Equity Fund
Financial Highlights
Class A

	Year Ended March 31, 2025	January 1, 2024 through March 31, 2024(g)	December 28, 2023(a) through December 31, 2023
PER SHARE DATA:
Net asset value, beginning of period	$10.72	$9.98	$10.00
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.14	0.04	0.00(c)
Net realized and unrealized gain (loss) on investments	(0.10)	0.70	(0.02)
Total from investment operations	0.04	0.74	(0.02)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.36)	—	—
From net realized gains	(0.19)	—	—
Total distributions	(0.55)	—	—
Net asset value, end of period	$10.21	$10.72	$9.98
TOTAL RETURN(d)(e)	0.28%	7.41%	(0.20)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$215	$107	$1
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.95%(h)	0.94%	0.95%
After expense reimbursement (recapture)(f)	0.95%(h)	0.94%	0.95%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	1.34%	1.39%	1.13%
Portfolio turnover rate(d)	13%	4%	7%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
(g)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
(h)	Includes interest expense of 0.00%.
The accompanying notes are an integral part of these financial statements.

126

Aristotle Value Equity Fund
Financial Highlights
Class I

	Year Ended March 31, 2025	January 1, 2024 through March 31, 2024(g)	December 26, 2023(a) through December 31, 2023
PER SHARE DATA:
Net asset value, beginning of period	$10.48	$9.75	$10.00
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.15	0.03	0.00(c)
Net realized and unrealized gain (loss) on investments	(0.08)	0.70	0.01
Total from investment operations	0.07	0.73	0.01
LESS DISTRIBUTIONS FROM:
From net investment income	(0.37)	—	(0.26)
From net realized gains	(0.18)	—	—
Total distributions	(0.55)	—	(0.26)
Net asset value, end of period	$10.00	$10.48	$9.75
TOTAL RETURN(d)(e)	0.58%	7.49%	0.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$36	$37	$24
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.69%(h)	0.69%	0.70%
After expense reimbursement (recapture)(f)	0.69%(h)	0.69%	0.70%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	1.41%	1.12%	1.44%
Portfolio turnover rate(d)	13%	4%	7%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
(g)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
(h)	Includes interest expense of 0.00%.
The accompanying notes are an integral part of these financial statements.

127

Aristotle Value Equity Fund
Financial Highlights
Class I-2(a)

	Year Ended March 31, 2025	January 1, 2024 through March 31, 2024 (i)	Year Ended December 31,
			2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$21.79	$20.28	$17.14	$20.55	$16.83	$14.79
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.30	0.05	0.25	0.21	0.16	0.13
Net realized and unrealized gain (loss) on investments	(0.15)	1.46	3.13	(3.29)	4.03	2.00
Total from investment operations	0.15	1.51	3.38	(3.08)	4.19	2.13
LESS DISTRIBUTIONS FROM:
From net investment income	(0.33)	—	(0.24)	(0.21)	(0.13)	(0.09)
From net realized gains	(0.38)	—	—	(0.12)	(0.34)	—
Total distributions	(0.71)	—	(0.24)	(0.33)	(0.47)	(0.09)
Redemption fee proceeds(b)	—	—	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of year	$21.23	$21.79	$20.28	$17.14	$20.55	$16.83
TOTAL RETURN(d)(g)	0.61%	7.45%	19.70%	(15.04)%	24.90%	14.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$561,854	$695,930	$679,164	$683,322	$947,191	$396,792
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(h)	0.70%(j)	0.69%	0.71%(f)	0.71%	0.71%	0.79%
After expense reimbursement (recapture)(h)	0.69%(j)	0.69%	0.69%(f)	0.69%	0.69%	0.70%(e)
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(h)	1.38%	1.05%	1.38%	1.18%	0.80%	0.92%
Portfolio turnover rate(g)	13%	4%	7%	20%	14%	14%

Portfolio Turnover is calculated for the Fund as a whole.
(a)
For periods prior to October 23, 2023, reflects financial information and returns of Class I of Aristotle Value Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on October 23, 2023.

(b)	Based on the average shares outstanding for the year.
(c)	Amount represents less than $0.005 per share.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)
Effective March 1, 2020, the Predecessor Fund’s adviser had contractually agreed to waive its fees and/or absorb expenses of the Predecessor Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.69% of average daily net assets of the Predecessor Fund. Prior to March 1, 2020, the annual operating expense limitation was 0.78%.

(f)	Includes tax reclaim service fee of 0.00%.
(g)	Not annualized for periods less than one year.
(h)	Annualized for periods less than one year.
(i)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
(j)	Includes interest expense of 0.00%.
The accompanying notes are an integral part of these financial statements.

128

Aristotle Value Equity Fund
Financial Highlights
Class R6

	Year Ended March 31, 2025	January 29, 2024(a) through March 31, 2024
PER SHARE DATA:
Net asset value, beginning of period	$21.79	$20.55
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.33	0.05
Net realized and unrealized gain (loss) on investments	(0.16)	1.19
Total from investment operations	0.17	1.24
LESS DISTRIBUTIONS FROM:
From net investment income	(0.36)	—
From net realized gains	(0.38)	—
Total distributions	(0.74)	—
Net asset value, end of period	$21.22	$21.79
TOTAL RETURN(c)(d)	0.71%	6.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11	$11
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.62%(f)	0.61%
After expense reimbursement (recapture)(e)	0.61%(f)	0.61%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	1.50%	1.47%
Portfolio turnover rate(c)	13%	4%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	Includes interest expense of 0.00%.
The accompanying notes are an integral part of these financial statements.

129

Aristotle Portfolio Optimization Aggressive Growth Fund
Financial Highlights
Class A

	Year Ended March 31,
	2025	2024(f)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$12.86	$10.95	$16.37	$17.62	$11.38
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.10	0.25	0.06	0.02	0.09
Net realized and unrealized gain (loss) on investments	0.51	1.87	(1.74)	0.63	6.70
Total from investment operations	0.61	2.12	(1.68)	0.65	6.79
LESS DISTRIBUTIONS FROM:
From net investment income	(0.29)	(0.06)	—	(0.52)	(0.21)
From net realized gains	—	(0.15)	(3.74)	(1.38)	(0.34)
Total distributions	(0.29)	(0.21)	(3.74)	(1.90)	(0.55)
Net asset value, end of period	$13.18	$12.86	$10.95	$16.37	$17.62
TOTAL RETURN(b)(c)	4.66%	19.48%	(9.53)%	2.80%	60.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$226,575	$241,995	$230,188	$270,691	$275,818
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.70%	0.70%	0.66%	0.65%	0.66%
After expense reimbursement (recapture)(d)(e)	0.70%	0.70%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.75%	2.20%	0.46%	0.12%	0.56%
Portfolio turnover rate(b)	69%	121%	29%	15%	31%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)
The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Aggressive-Growth.
The accompanying notes are an integral part of these financial statements.

130

Aristotle Portfolio Optimization Aggressive Growth Fund
Financial Highlights
Class C

	Year Ended March 31,
	2025	2024(g)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.87	$10.18	$15.62	$16.92	$10.97
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	(0.00)(b)	0.16	(0.04)	(0.11)	(0.03)
Net realized and unrealized gain (loss) on investments	0.47	1.71	(1.66)	0.60	6.45
Total from investment operations	0.47	1.87	(1.70)	0.49	6.42
LESS DISTRIBUTIONS FROM:
From net investment income	(0.26)	(0.03)	—	(0.41)	(0.13)
From net realized gains	—	(0.15)	(3.74)	(1.38)	(0.34)
Total distributions	(0.26)	(0.18)	(3.74)	(1.79)	(0.47)
Net asset value, end of period	$12.08	$11.87	$10.18	$15.62	$16.92
TOTAL RETURN(c)(d)	3.89%	18.54%	(10.16)%	2.04%	58.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$19,049	$24,630	$26,893	$35,333	$43,705
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	1.45%	1.45%	1.41%	1.40%	1.41%
After expense reimbursement (recapture)(e)(f)	1.45%	1.45%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	(0.01)%	1.51%	(0.29)%	(0.63)%	(0.19)%
Portfolio turnover rate(c)	69%	121%	29%	15%	31%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)
The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Aggressive-Growth.
The accompanying notes are an integral part of these financial statements.

131

Aristotle Portfolio Optimization Aggressive Growth Fund
Financial Highlights
Class I-2(a)

	Year Ended March 31,
	2025	2024(g)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$13.06	$11.09	$16.48	$17.72	$11.44
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.14	0.30	0.09	0.07	0.12
Net realized and unrealized gain (loss) on investments	0.50	1.88	(1.74)	0.62	6.74
Total from investment operations	0.64	2.18	(1.65)	0.69	6.86
LESS DISTRIBUTIONS FROM:
From net investment income	(0.30)	(0.06)	—	(0.55)	(0.24)
From net realized gains	—	(0.15)	(3.74)	(1.38)	(0.34)
Total distributions	(0.30)	(0.21)	(3.74)	(1.93)	(0.58)
Net asset value, end of period	$13.40	$13.06	$11.09	$16.48	$17.72
TOTAL RETURN(c)(d)	4.81%	19.84%	(9.25)%	3.02%	60.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$8,906	$9,014	$9,333	$10,940	$14,855
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.45%	0.45%	0.41%	0.40%	0.41%
After expense reimbursement (recapture)(e)(f)	0.45%	0.45%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	1.02%	2.52%	0.71%	0.37%	0.81%
Portfolio turnover rate(c)	69%	121%	29%	15%	31%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Advisor Class shares of Pacific Funds Portfolio Optimization Aggressive-Growth, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)
The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Aggressive Growth Fund.
The accompanying notes are an integral part of these financial statements.

132

Aristotle Portfolio Optimization Conservative Fund
Financial Highlights
Class A

	Year Ended March 31,
	2025	2024(f)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.82	$9.40	$10.77	$11.46	$9.83
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.33	0.34	0.27	0.18	0.16
Net realized and unrealized gain (loss) on investments	0.16	0.41	(1.00)	(0.39)	1.80
Total from investment operations	0.49	0.75	(0.73)	(0.21)	1.96
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)	(0.33)	(0.02)	(0.28)	(0.33)
From net realized gains	—	—	(0.62)	(0.20)	—
Total distributions	(0.42)	(0.33)	(0.64)	(0.48)	(0.33)
Net asset value, end of period	$9.89	$9.82	$9.40	$10.77	$11.46
TOTAL RETURN(b)(c)	4.98%	8.01%	(6.71)%	(2.13)%	19.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$112,305	$124,966	$139,384	$174,061	$191,406
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.70%	0.71%	0.68%	0.67%	0.67%
After expense reimbursement (recapture)(d)(e)	0.70%	0.70%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	3.33%	3.52%	2.74%	1.53%	1.47%
Portfolio turnover rate(b)	53%	127%	28%	20%	37%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)
The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor, Pacific Funds Portfolio Optimization Conservative.
The accompanying notes are an integral part of these financial statements.

133

Aristotle Portfolio Optimization Conservative Fund
Financial Highlights
Class C

	Year Ended March 31,
	2025	2024(f)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.39	$9.05	$10.44	$11.14	$9.59
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.25	0.26	0.19	0.09	0.08
Net realized and unrealized gain (loss) on investments	0.14	0.38	(0.96)	(0.38)	1.74
Total from investment operations	0.39	0.64	(0.77)	(0.29)	1.82
LESS DISTRIBUTIONS FROM:
From net investment income	(0.39)	(0.30)	—	(0.21)	(0.27)
From net realized gains	—	—	(0.62)	(0.20)	—
Total distributions	(0.39)	(0.30)	(0.62)	(0.41)	(0.27)
Net asset value, end of period	$9.39	$9.39	$9.05	$10.44	$11.14
TOTAL RETURN(b)(c)	4.15%	7.12%	(7.34)%	(2.85)%	18.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11,166	$16,138	$24,031	$37,841	$46,869
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.45%	1.46%	1.43%	1.42%	1.42%
After expense reimbursement (recapture)(d)(e)	1.45%	1.45%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	2.58%	2.79%	1.99%	0.78%	0.72%
Portfolio turnover rate(b)	53%	127%	28%	20%	37%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)
The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor, Pacific Funds Portfolio Optimization Conservative.
The accompanying notes are an integral part of these financial statements.

134

Aristotle Portfolio Optimization Conservative Fund
Financial Highlights
Class I-2(a)

	Year Ended March 31,
	2025	2024(g)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.93	$9.48	$10.84	$11.52	$9.88
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.36	0.36	0.29	0.21	0.19
Net realized and unrealized gain (loss) on investments	0.15	0.42	(1.00)	(0.39)	1.80
Total from investment operations	0.51	0.78	(0.71)	(0.18)	1.99
LESS DISTRIBUTIONS FROM:
From net investment income	(0.42)	(0.33)	(0.03)	(0.30)	(0.35)
From net realized gains	—	—	(0.62)	(0.20)	—
Total distributions	(0.42)	(0.33)	(0.65)	(0.50)	(0.35)
Net asset value, end of period	$10.02	$9.93	$9.48	$10.84	$11.52
TOTAL RETURN(c)(d)	5.20%	8.33%	(6.50)%	(1.84)%	20.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,524	$4,857	$6,871	$13,647	$11,299
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.45%	0.46%	0.43%	0.42%	0.42%
After expense reimbursement (recapture)(e)(f)	0.45%	0.45%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	3.59%	3.77%	2.99%	1.78%	1.72%
Portfolio turnover rate(c)	53%	127%	28%	20%	37%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Advisor Class shares of Pacific Funds Portfolio Optimization Conservative, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)
The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Conservative Fund.
The accompanying notes are an integral part of these financial statements.

135

Aristotle Portfolio Optimization Growth Fund
Financial Highlights
Class A

	Year Ended March 31,
	2025	2024(f)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.94	$10.36	$14.33	$15.50	$10.59
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.15	0.29	0.11	0.07	0.11
Net realized and unrealized gain (loss) on investments	0.42	1.44	(1.47)	0.39	5.19
Total from investment operations	0.57	1.73	(1.36)	0.46	5.30
LESS DISTRIBUTIONS FROM:
From net investment income	(0.33)	(0.11)	—	(0.40)	(0.23)
From net realized gains	—	(0.04)	(2.61)	(1.23)	(0.16)
Total distributions	(0.33)	(0.15)	(2.61)	(1.63)	(0.39)
Net asset value, end of period	$12.18	$11.94	$10.36	$14.33	$15.50
TOTAL RETURN(b)(c)	4.74%	16.81%	(8.93)%	2.22%	50.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$546,463	$594,004	$586,164	$712,010	$743,213
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.70%	0.70%	0.64%	0.64%	0.64%
After expense reimbursement (recapture)(d)(e)	0.70%	0.70%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	1.24%	2.64%	0.97%	0.46%	0.80%
Portfolio turnover rate(b)	65%	126%	30%	19%	28%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)
The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Growth.
The accompanying notes are an integral part of these financial statements.

136

Aristotle Portfolio Optimization Growth Fund
Financial Highlights
Class C

	Year Ended March 31,
	2025	2024(f)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.27	$9.84	$13.86	$15.06	$10.33
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.06	0.20	0.03	(0.04)	0.01
Net realized and unrealized gain (loss) on investments	0.40	1.36	(1.44)	0.38	5.03
Total from investment operations	0.46	1.56	(1.41)	0.34	5.04
LESS DISTRIBUTIONS FROM:
From net investment income	(0.31)	(0.09)	—	(0.31)	(0.15)
From net realized gains	—	(0.04)	(2.61)	(1.23)	(0.16)
Total distributions	(0.31)	(0.13)	(2.61)	(1.54)	(0.31)
Net asset value, end of period	$11.42	$11.27	$9.84	$13.86	$15.06
TOTAL RETURN(b)(c)	3.98%	15.92%	(9.63)%	1.51%	48.99%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$41,451	$56,368	$64,896	$89,501	$116,482
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.45%	1.45%	1.39%	1.39%	1.39%
After expense reimbursement (recapture)(d)(e)	1.45%	1.45%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.49%	1.97%	0.22%	(0.29)%	0.05%
Portfolio turnover rate(b)	65%	126%	30%	19%	28%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)
The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Growth.
The accompanying notes are an integral part of these financial statements.

137

Aristotle Portfolio Optimization Growth Fund
Financial Highlights
Class I-2(a)

	Year Ended March 31,
	2025	2024(g)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$12.12	$10.49	$14.44	$15.60	$10.65
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.19	0.33	0.15	0.11	0.14
Net realized and unrealized gain (loss) on investments	0.42	1.46	(1.49)	0.39	5.23
Total from investment operations	0.61	1.79	(1.34)	0.50	5.37
LESS DISTRIBUTIONS FROM:
From net investment income	(0.34)	(0.12)	—	(0.43)	(0.26)
From net realized gains	—	(0.04)	(2.61)	(1.23)	(0.16)
Total distributions	(0.34)	(0.16)	(2.61)	(1.66)	(0.42)
Net asset value, end of period	$12.39	$12.12	$10.49	$14.44	$15.60
TOTAL RETURN(c)(d)	4.97%	17.15%	(8.72)%	2.46%	50.62%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$12,179	$14,019	$15,875	$19,833	$20,137
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.45%	0.45%	0.39%	0.39%	0.39%
After expense reimbursement (recapture)(e)(f)	0.45%	0.45%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	1.49%	2.99%	1.22%	0.71%	1.05%
Portfolio turnover rate(c)	65%	126%	30%	19%	28%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Advisor Class shares of Pacific Funds Portfolio Optimization Growth, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)
The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Growth.
The accompanying notes are an integral part of these financial statements.

138

Aristotle Portfolio Optimization Moderate Conservative Fund
Financial Highlights
Class A

	Year Ended March 31,
	2025	2024(f)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.20	$9.47	$11.62	$12.52	$9.95
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.28	0.32	0.23	0.15	0.15
Net realized and unrealized gain (loss) on investments	0.22	0.67	(1.14)	(0.20)	2.74
Total from investment operations	0.50	0.99	(0.91)	(0.05)	2.89
LESS DISTRIBUTIONS FROM:
From net investment income	(0.38)	(0.26)	—	(0.29)	(0.32)
From net realized gains	—	—	(1.24)	(0.56)	—
Total distributions	(0.38)	(0.26)	(1.24)	(0.85)	(0.32)
Net asset value, end of period	$10.32	$10.20	$9.47	$11.62	$12.52
TOTAL RETURN(b)(c)	4.89%	10.58%	(7.59)%	(0.83)%	29.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$173,968	$193,061	$207,516	$262,457	$283,474
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.70%	0.70%	0.67%	0.65%	0.66%
After expense reimbursement (recapture)(d)(e)	0.70%	0.70%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	2.72%	3.27%	2.26%	1.14%	1.25%
Portfolio turnover rate(b)	55%	123%	26%	19%	28%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)
The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Moderate-Conservative.
The accompanying notes are an integral part of these financial statements.

139

Aristotle Portfolio Optimization Moderate Conservative Fund
Financial Highlights
Class C

	Year Ended March 31,
	2025	2024(f)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.72	$9.08	$11.29	$12.20	$9.72
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.20	0.23	0.15	0.05	0.06
Net realized and unrealized gain (loss) on investments	0.20	0.65	(1.12)	(0.18)	2.66
Total from investment operations	0.40	0.88	(0.97)	(0.13)	2.72
LESS DISTRIBUTIONS FROM:
From net investment income	(0.35)	(0.24)	—	(0.22)	(0.24)
From net realized gains	—	—	(1.24)	(0.56)	—
Total distributions	(0.35)	(0.24)	(1.24)	(0.78)	(0.24)
Net asset value, end of period	$9.77	$9.72	$9.08	$11.29	$12.20
TOTAL RETURN(b)(c)	4.12%	9.78%	(8.37)%	(1.54)%	28.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,169	$14,906	$19,045	$31,538	$45,349
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.45%	1.45%	1.42%	1.41%	1.41%
After expense reimbursement (recapture)(d)(e)	1.45%	1.45%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	1.96%	2.49%	1.51%	0.39%	0.50%
Portfolio turnover rate(b)	55%	123%	26%	19%	28%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)
The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Moderate-Conservative.
The accompanying notes are an integral part of these financial statements.

140

Aristotle Portfolio Optimization Moderate Conservative Fund
Financial Highlights
Class I-2(a)

	Year Ended March 31,
	2025	2024(g)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.33	$9.57	$11.70	$12.60	$10.00
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.31	0.35	0.26	0.18	0.18
Net realized and unrealized gain (loss) on investments	0.22	0.68	(1.15)	(0.20)	2.76
Total from investment operations	0.53	1.03	(0.89)	(0.02)	2.94
LESS DISTRIBUTIONS FROM:
From net investment income	(0.38)	(0.27)	—	(0.32)	(0.34)
From net realized gains	—	—	(1.24)	(0.56)	—
Total distributions	(0.38)	(0.27)	(1.24)	(0.88)	(0.34)
Net asset value, end of period	$10.48	$10.33	$9.57	$11.70	$12.60
TOTAL RETURN(c)(d)	5.15%	10.85%	(7.36)%	(0.64)%	29.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,864	$4,348	$4,479	$6,710	$6,126
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.45%	0.45%	0.41%	0.40%	0.41%
After expense reimbursement (recapture)(e)(f)	0.45%	0.45%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	2.93%	3.54%	2.51%	1.39%	1.50%
Portfolio turnover rate(c)	55%	123%	26%	19%	28%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Advisor Class shares of Pacific Funds Portfolio Optimization Moderate-Conservative, the Fund’s predecessor fund were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)
The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Moderate Conservative Fund.
The accompanying notes are an integral part of these financial statements.

141

Aristotle Portfolio Optimization Moderate Fund
Financial Highlights
Class A

	Year Ended March 31,
	2025	2024(f)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.19	$9.94	$13.33	$14.35	$10.60
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.23	0.29	0.17	0.10	0.12
Net realized and unrealized gain (loss) on investments	0.30	1.14	(1.38)	0.11	4.06
Total from investment operations	0.53	1.43	(1.21)	0.21	4.18
LESS DISTRIBUTIONS FROM:
From net investment income	(0.34)	(0.18)	—	(0.36)	(0.32)
From net realized gains	—	—	(2.18)	(0.87)	(0.11)
Total distributions	(0.34)	(0.18)	(2.18)	(1.23)	(0.43)
Net asset value, end of period	$11.38	$11.19	$9.94	$13.33	$14.35
TOTAL RETURN(b)(c)	4.71%	14.47%	(8.67)%	0.92%	39.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$597,271	$667,295	$677,263	$845,027	$897,486
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.70%	0.70%	0.64%	0.63%	0.64%
After expense reimbursement (recapture)(d)(e)	0.70%	0.70%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	1.94%	2.80%	1.52%	0.68%	0.95%
Portfolio turnover rate(b)	62%	121%	32%	20%	27%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)
The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Moderate.
The accompanying notes are an integral part of these financial statements.

142

Aristotle Portfolio Optimization Moderate Fund
Financial Highlights
Class C

	Year Ended March 31,
	2025	2024(f)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.68	$9.55	$12.98	$14.03	$10.39
INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.13	0.20	0.08	(0.01)	0.03
Net realized and unrealized gain (loss) on investments	0.30	1.09	(1.33)	0.11	3.96
Total from investment operations	0.43	1.29	(1.25)	0.10	3.99
LESS DISTRIBUTIONS FROM:
From net investment income	(0.32)	(0.16)	—	(0.28)	(0.24)
From net realized gains	—	—	(2.18)	(0.87)	(0.11)
Total distributions	(0.32)	(0.16)	(2.18)	(1.15)	(0.35)
Net asset value, end of period	$10.79	$10.68	$9.55	$12.98	$14.03
TOTAL RETURN(b)(c)	3.93%	13.54%	(9.24)%	0.14%	38.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$42,779	$58,421	$70,433	$107,229	$143,244
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.45%	1.45%	1.39%	1.38%	1.39%
After expense reimbursement (recapture)(d)(e)	1.45%	1.45%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	1.19%	2.00%	0.77%	(0.07)%	0.20%
Portfolio turnover rate(b)	62%	121%	32%	20%	27%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Net investment income per share has been calculated based on the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)
The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Moderate.
The accompanying notes are an integral part of these financial statements.

143

Aristotle Portfolio Optimization Moderate Fund
Financial Highlights
Class I-2(a)

	Year Ended March 31,
	2025	2024(g)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.33	$10.05	$13.41	$14.42	$10.64
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.26	0.32	0.20	0.14	0.16
Net realized and unrealized gain (loss) on investments	0.32	1.15	(1.38)	0.11	4.07
Total from investment operations	0.58	1.47	(1.18)	0.25	4.23
LESS DISTRIBUTIONS FROM:
From net investment income	(0.35)	(0.19)	—	(0.39)	(0.34)
From net realized gains	—	—	(2.18)	(0.87)	(0.11)
Total distributions	(0.35)	(0.19)	(2.18)	(1.26)	(0.45)
Net asset value, end of period	$11.56	$11.33	$10.05	$13.41	$14.42
TOTAL RETURN(c)(d)	5.07%	14.68%	(8.39)%	1.17%	39.99%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$17,731	$20,351	$21,881	$30,378	$35,732
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.45%	0.45%	0.39%	0.38%	0.39%
After expense reimbursement (recapture)(e)(f)	0.45%	0.45%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	2.23%	3.02%	1.77%	0.93%	1.20%
Portfolio turnover rate(c)	62%	121%	32%	20%	27%

Portfolio Turnover is calculated for the Fund as a whole.
(a)	Advisor Class shares of Pacific Funds Portfolio Optimization Moderate, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)
The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Moderate.
The accompanying notes are an integral part of these financial statements.

144

Aristotle Funds Series Trust
Notes to Financial Statements
March 31, 2025
NOTE 1 – ORGANIZATION
Aristotle Funds Series Trust (which may be referred to as “Aristotle Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company, and is organized as a Delaware statutory trust established pursuant to a Declaration of Trust dated November 29, 2022. Aristotle Investment Services, LLC (“AIS” or the “Adviser”) serves as investment adviser to the Trust. As of March 31, 2025, the Trust was comprised of the following nineteen separate funds (each individually a “Fund”, and collectively the “Funds”):

•	Aristotle Core Bond Fund (formerly known as Aristotle ESG Core Bond Fund)
•	Aristotle Core Income Fund
•	Aristotle Floating Rate Income Fund
•	Aristotle High Yield Bond Fund
•	Aristotle Short Duration Income Fund
•	Aristotle Strategic Income Fund
•	Aristotle Ultra Short Income Fund
•	Aristotle Core Equity Fund
•	Aristotle Growth Equity Fund
•	Aristotle International Equity Fund
•	Aristotle Small Cap Equity Fund
•	Aristotle Small/Mid Cap Equity Fund
•	Aristotle Value Equity Fund
•	Aristotle/Saul Global Equity Fund
•	Aristotle Portfolio Optimization Aggressive Growth Fund
•	Aristotle Portfolio Optimization Conservative Fund
•	Aristotle Portfolio Optimization Growth Fund
•	Aristotle Portfolio Optimization Moderate Conservative Fund
•	Aristotle Portfolio Optimization Moderate Fund
All of the Funds are classified and operate as diversified funds as of the date of these financial statements under the 1940 Act, with the exception of Aristotle Growth Equity Fund, which operates as a non-diversified company within the meaning of the 1940 Act. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
Aristotle Core Bond Fund, Aristotle Core Income Fund, Aristotle Floating Rate Income Fund, Aristotle High Yield Bond Fund, Aristotle Short Duration Income Fund, Aristotle Strategic Income Fund and Aristotle Ultra Short Income Fund are collectively the “Income Funds.” Aristotle Core Equity Fund, Aristotle Growth Equity Fund, Aristotle International Equity Fund, Aristotle Small Cap Equity Fund, Aristotle Value Equity Fund, Aristotle/Saul Global Equity Fund, and Aristotle Small/Mid Cap Equity Fund are collectively the “Equity Funds.” Aristotle Portfolio Optimization Aggressive Growth Fund, Aristotle Portfolio Optimization Conservative Fund, Aristotle Portfolio Optimization Growth Fund, Aristotle Portfolio Optimization Moderate Conservative Fund and Aristotle Portfolio Optimization Moderate Fund are collectively the “Portfolio Optimization Funds.”
Aristotle Core Equity Fund, Aristotle International Equity Fund, Aristotle Small Cap Equity Fund, Aristotle/Saul Global Equity Fund, and Aristotle Value Equity Fund (the “Legacy Aristotle Funds”) were each part of a reorganization with corresponding series of the Investment Managers Series Trust (the “IMST Funds”), which occurred on October 23, 2023 (the “October 2023 Reorganization”). The IMST Funds were the accounting survivors of the October 2023 Reorganization, and had a fiscal year end of December 31; as such, the Legacy Aristotle Funds had a fiscal year end of December 31 following the October 2023 Reorganization. The Legacy Aristotle Funds changed their fiscal year end to March 31, beginning March 31, 2024.
Aristotle Core Bond Fund’s primary investment goal is to seek total return, consisting of current income and capital appreciation. The Fund was formerly known as Aristotle ESG Core Bond Fund until February 17, 2025, and its primary investment goal until such time included consideration of certain environmental, social and governance

145

Aristotle Funds Series Trust
Notes to Financial Statements
March 31, 2025(Continued)
criteria.The Fund offers Class I and Class I-2 shares. Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Core Bond Fund acquired the assets and assumed the liabilities of Pacific Funds ESG Core Bond, a series of Pacific Funds Series Trust.
Aristotle Core Income Fund’s primary investment goal is to seek a high level of current income; capital appreciation is of secondary importance. The Fund offers Class A, Class C, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% contingent deferred sales charge (“CDSC”); and (iii) Class I and Class I- 2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Core Income Fund acquired the assets and assumed the liabilities of Pacific Funds Core Income, a series of Pacific Funds Series Trust.
Aristotle Floating Rate Income Fund’s primary investment goal is to seek a high level of current income. The Fund offers Class A, Class C, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 3.00% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Floating Rate Income Fund acquired the assets and assumed the liabilities of Pacific Funds Floating Rate Income, a series of Pacific Funds Series Trust.
Aristotle High Yield Bond Fund’s primary investment goal is to seek a high level of current income. The Fund offers Class A, Class C, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle High Yield Bond Fund acquired the assets and assumed the liabilities of Pacific Funds High Income, a series of Pacific Funds Series Trust.
Aristotle Short Duration Income Fund’s primary investment goal is to seek current income; capital appreciation is of secondary importance. The Fund offers Class A, Class C, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 3.00% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Short Duration Income Fund acquired the assets and assumed the liabilities of Pacific Funds Short Duration Income, a series of Pacific Funds Series Trust.
Aristotle Strategic Income Fund’s primary investment goal is to seek a high level of current income. The Fund may also seek capital appreciation. The Fund offers Class A, Class C, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I and Class I- 2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Strategic Income Fund acquired the assets and assumed the liabilities of Pacific Funds Strategic Income, a series of Pacific Funds Series Trust.
Aristotle Ultra Short Income Fund’s primary investment goal is to seek current income consistent with capital preservation. The Fund offers Class A, Class I and Class I-2 shares. Each class is distinguished by its applicable level of distribution and/or service fees. Class A, Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Ultra Short Income Fund acquired the assets and assumed the liabilities of Pacific Funds Ultra Short Income, a series of Pacific Funds Series Trust.
Aristotle Core Equity Fund’s primary investment goal is to seek long-term growth of capital. The Fund offers Class A, Class I, and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. In general: (i) Class A shares are subject to a maximum 4.25% front-end sales charge; and; (ii) Class I, and Class I-2 shares are sold at net asset value without a sales charge. Effective on October 23, 2023, Aristotle Core Equity Fund II acquired the assets and assumed the liabilities of Aristotle Core Equity Fund, a series of Investment Managers Series Trust (“IMST”). Aristotle Core Equity Fund acted as the accounting survivor. The newly reorganized Fund was subsequently renamed Aristotle Core Equity Fund.

146

Aristotle Funds Series Trust
Notes to Financial Statements
March 31, 2025(Continued)
Aristotle Growth Equity Fund’s primary investment goal is to seek long-term growth of capital. The Fund offers Class A, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge and; (ii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Growth Equity Fund acquired the assets and assumed the liabilities of PF Growth Fund, a series of Pacific Funds Series Trust.
Aristotle International Equity Fund’s primary investment goal is to seek long-term capital appreciation. The Fund offers Class A, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge and; (ii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on October 23, 2023, the Aristotle International Equity Fund II acquired the assets and assumed the liabilities of Aristotle International Equity Fund, a series of IMST. The Aristotle International Equity Fund acted as the accounting survivor. The newly reorganized Fund was subsequently renamed the Aristotle International Equity Fund.
Aristotle Small Cap Equity Fund’s primary investment goal is to seek long-term capital appreciation. The Fund offers Class A, Class C, Class I, Class I-2 and Class R6 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I, Class I-2, Class R6 shares are sold at net asset value without a sales charge. On April 17, 2023, Aristotle Small Cap Equity Fund II acquired the assets and assumed the liabilities of the Pacific Funds Small-Cap and the Pacific Funds Small-Cap Value, both series of Pacific Funds Series Trust. In addition, effective October 23, 2023, the Aristotle Small Cap Equity Fund II acquired the assets and assumed the liabilities of the Aristotle Small Cap Equity Fund, a series of IMST. The Aristotle Small Cap Equity Fund acted as the accounting survivor. The newly reorganized Fund was subsequently renamed the Aristotle Small Cap Equity Fund.
Aristotle Small/Mid Cap Equity Fund’s primary investment goal is to seek long-term capital appreciation. The Fund offers Class A, Class C, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Small/Mid Cap Equity Fund acquired the assets and assumed the liabilities of Pacific Funds Small/Mid-Cap, a series of Pacific Funds Series Trust.
Aristotle/Saul Global Equity Fund’s primary investment goal is to maximize long-term capital appreciation. The Fund offers Class A, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; and (ii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on October 23, 2023. Aristotle/Saul Global Equity Fund II acquired the assets and assumed the liabilities of Aristotle/Saul Global Equity Fund, a series of IMST. Aristotle/Saul Global Equity Fund acted as the accounting survivor. The newly reorganized Fund was subsequently renamed Aristotle/Saul Global Equity Fund.
Aristotle Value Equity Fund’s primary investment goal is to seek long-term growth of capital. The Fund offers Class A, Class I, Class I-2 and Class R6. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; and (ii) Class I, Class I-2 and Class R6 shares are sold at net asset value without a sales charge. Effective on October 23, 2023, Aristotle Value Equity Fund II acquired the assets and assumed the liabilities of Aristotle Value Equity Fund, a series of IMST. Aristotle Value Equity Fund acted as the accounting survivor. The newly reorganized Fund was subsequently renamed Aristotle Value Equity Fund.
Aristotle Portfolio Optimization Aggressive Growth Fund’s primary investment goal is to seek high, long-term capital appreciation. The Fund offers Class A, Class C and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Portfolio Optimization Aggressive Growth Fund acquired the assets and assumed the liabilities of Pacific Funds Portfolio Optimization Aggressive Growth, a series of Pacific Funds Series Trust.

147

Aristotle Funds Series Trust
Notes to Financial Statements
March 31, 2025(Continued)
Aristotle Portfolio Optimization Conservative Fund’s primary investment goal is to seek current income and preservation of capital. The Fund offers Class A, Class C and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Portfolio Optimization Conservative Fund acquired the assets and assumed the liabilities of Pacific Funds Portfolio Optimization Conservative, a series of Pacific Funds Series Trust.
Aristotle Portfolio Optimization Growth Fund’s primary investment goal is to seek moderately high, long-term capital appreciation with low, current income. The Fund offers Class A, Class C and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Portfolio Optimization Growth Fund acquired the assets and assumed the liabilities of the Pacific Funds Portfolio Optimization Growth, a series of Pacific Funds Series Trust.
Aristotle Portfolio Optimization Moderate Conservative Fund’s primary investment goal is to seek current income and moderate growth of capital. The Fund offers Class A, Class C and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Portfolio Optimization Moderate Conservative Fund acquired the assets and assumed the liabilities of Pacific Funds Portfolio Optimization Moderate Conservative, a series of Pacific Funds Series Trust.
Aristotle Portfolio Optimization Moderate Fund’s primary investment goal is to seek long-term growth of capital and low to moderate income. The Fund offers Class A, Class C and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Portfolio Optimization Moderate Fund acquired the assets and assumed the liabilities of Pacific Funds Portfolio Optimization Moderate, a series of Pacific Funds Series Trust.
NOTE 2 – ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
Valuation Policy. The Trust’s Board of Trustees (the “Board”) has adopted a Valuation Policy (the “Valuation Policy”) for determining the value of the investments of each Fund of the Trust. Each Fund of the Trust is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares reflects its net asset value (“NAV”), which is determined by taking the total value of its investments and other assets, subtracting any liabilities, and dividing by the total number of shares outstanding. For the purpose of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data from various sources detailed in the Adviser’s valuation procedures. Additionally, the Board has designated AIS as the “valuation designee” for fair valuation determination pursuant to 1940 Act Rule 2a-5, as discussed below.
The NAVs are calculated once per day on each day that the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. Each NAV is generally determined as of the close of trading of the NYSE (typically 4:00 p.m. Eastern Time) on days that the NYSE is open. Information that becomes known to the Trust or its agents after the determination of a NAV on a particular day will not normally be used to retroactively adjust the price of a Fund’s investment or the NAV determined earlier that day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

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The NAVs will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a NYSE scheduled holiday or weekend, (ii) trading on the NYSE is restricted or halted, (iii) an emergency exists (as determined by the U.S. Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.
Based on information obtained from the NYSE, it is anticipated that the NYSE will be closed when the following annual holidays are observed: New Year’s Day; Martin Luther King, Jr. Day; Washington’s Birthday; Good Friday; Memorial Day; Juneteenth; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. The NYSE is normally closed on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the NYSE typically closes early (usually 1:00 p.m. Eastern Time) on the day after Thanksgiving Day and the day before Christmas Day. Although the Trust expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.
Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends or other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.
In the event the NYSE closes prior to 4:00 p.m. Eastern Time, whether due to a scheduled or unscheduled early close, certain other markets or exchanges may remain open. Generally, the valuation of the securities in those markets or exchanges will follow the Valuation Policy as described below, which may be after the official closing time of the NYSE.
Investment Valuation. Investments for which market quotations are readily available are valued at market value. Investments in underlying funds that are open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. When a market quotation for a portfolio holding is not readily available or is deemed unreliable (for example, when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other portfolio holdings, the portfolio holding is priced at its fair value. The Board has designated AIS, as the valuation designee, to make fair value determinations in good faith.
In determining the fair value of a Fund’s portfolio holdings, AIS, pursuant to its valuation procedures, may consider inputs from pricing service providers, broker-dealers, or a Fund’s sub-adviser. Issuer-specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers, and other market data may be reviewed in the course of making a good faith determination of the fair value of a portfolio holding. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Domestic Equity Investments. Domestic equity investments (including exchange-traded funds) are generally valued using the official closing price or last reported sale price from an exchange and does not normally take into account trading, clearances or settlements that take place after the close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.
Foreign Equity Investments. Foreign equity investments are generally valued using the official closing price or the last reported sale price from the principal foreign exchanges. The Funds may adjust for market events occurring between the close of certain foreign exchanges and the close of the NYSE. With respect to foreign equity holdings (traded in a foreign market which closes prior to the NYSE close), the values determined in accordance with the above, may be modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service or other service approved by the AIS Valuation Oversight Committee (“VOC”), to the extent that such foreign fair values are available. Certain Funds may hold investments that are primarily listed on foreign exchanges.
Domestic and Foreign Debt Investments. Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from

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various observable market and other factors. Certain debt investments are valued by using broker quotes, cost, or other pricing methodology approved pursuant to the Valuation Policy. Generally, the prices are obtained from approved pricing sources or services as of 4:00 p.m. Eastern Time.
Investments in Mutual Funds. With respect to shares of the following: registered and unregistered investment companies (including series thereof, or underlying funds held by Funds that are “funds-of-funds”), the NAV per share of the acquired fund whose time of determination coincides with the time of valuation of the Fund, provided that the NAV is published daily or provided by agents of the acquired fund that the VOC believes to be reliable.
Foreign Forward Currency Contracts. Foreign forward currency contracts values are generally determined at the mean between the bid and offer forward rates. A forward foreign currency contract might be used to try to “lock in” the U.S. dollar price of the security. A position hedge is used to protect against a potential decline of the U.S. dollar against a foreign currency by buying a forward contract on that foreign currency for a fixed U.S. dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency the Manager believes will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities are denominated. Interpolated forward rates shall be used when the life of the contract is not the same as a life for which quotations are available.
Investment Values Determined by the Valuation Oversight Committee. The Adviser’s valuation procedures include methodologies approved for valuing investments in circumstances where pricing data from approved sources is not readily available or deemed to be unreliable. In such circumstances, the valuation procedures provides that the value of such investments may be determined in accordance with pre-approved fair valuation methodologies (“Pre-Approved Fair Valuation Methods”). These Pre-Approved Fair Valuation Methods may include, among others, amortized cost, intrinsic value, the use of broker dealer quotes, use of purchase price, use of merger or acquisition price, use of a reference instrument.
In the event pricing data from approved sources or Pre-Approved Fair Valuation Methods are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the VOC or its delegate pursuant to the Valuation Oversight Committee Charter. Valuations determined by the VOC or its delegate may require subjective inputs about the value of such investments. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers, and other market data may be reviewed in the course of making a good faith determination of the fair value of a portfolio holding. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.
Fair Value Measurements and Disclosure. The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the VOC determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of AIS, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the AIS valuation procedures periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the

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Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.
The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The following is a summary of the inputs used, as of March 31, 2025, in valuing the Funds’ assets carried at fair value:
Aristotle Core Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$16,088,471	$—	$16,088,471
Corporate Bonds	—	11,729,200	—	11,729,200
Mortgage-Backed Securities	—	5,391,130	—	5,391,130
Collateralized Mortgage Obligations	—	2,595,188	—	2,595,188
Asset-Backed Securities	—	1,759,431	—	1,759,431
Collateralized Loan Obligations	—	1,182,633	—	1,182,633
Total Investments	$—	$38,746,053	$—	$38,746,053

Aristotle Core Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$1,144,778,469	$—	$1,144,778,469
U.S. Treasury Securities	—	789,560,824	—	789,560,824
Bank Loans	—	376,107,599	—	376,107,599
Mortgage-Backed Securities	—	330,402,544	—	330,402,544
Asset-Backed Securities	—	165,607,963	—	165,607,963
Collateralized Mortgage Obligations	—	160,422,284	—	160,422,284
Collateralized Loan Obligations	—	129,617,705	—	129,617,705
U.S. Government Agency Issues	—	9,236,289	—	9,236,289
Total Investments	$—	$3,105,733,677	$—	$3,105,733,677

Aristotle Floating Rate Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Bank Loans	$—	$3,787,014,454	$—	$3,787,014,454
Exchange Traded Funds	228,381,436	—	—	228,381,436
Corporate Bonds	—	150,542,113	—	150,542,113
Total Investments	$228,381,436	$3,937,556,567	$—	$4,165,938,003

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Aristotle High Yield Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$95,699,683	$—	$95,699,683
Bank Loans	—	7,783,686	—	7,783,686
Collateralized Loan Obligations	—	4,009,639	—	4,009,639
Common Stocks	156,342	—	—	156,342
Total Investments	$156,342	$107,493,008	$—	$107,649,350

Aristotle Short Duration Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$441,049,604	$—	$441,049,604
U.S. Treasury Securities	—	133,946,942	—	133,946,942
Asset-Backed Securities	—	125,420,484	—	125,420,484
Bank Loans	—	108,512,463	—	108,512,463
Collateralized Loan Obligations	—	80,620,228	—	80,620,228
Collateralized Mortgage Obligations	—	2,355,129	—	2,355,129
Total Investments	$—	$891,904,850	$—	$891,904,850

Aristotle Strategic Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$2,336,430,172	$—	$2,336,430,172
Bank Loans	—	936,962,474	—	936,962,474
Collateralized Loan Obligations	—	197,167,264	—	197,167,264
U.S. Treasury Securities	—	76,737,051	—	76,737,051
Collateralized Mortgage Obligations	—	49,735,338	—	49,735,338
Mortgage-Backed Securities	—	19,846,191	—	19,846,191
Asset-Backed Securities	—	1,488,934	—	1,488,934
Total Investments	$—	$3,618,367,424	$—	$3,618,367,424

Aristotle Ultra Short Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$26,701,154	$—	$26,701,154
Collateralized Loan Obligations	—	7,081,603	—	7,081,603
Asset-Backed Securities	—	6,214,871	—	6,214,871
Bank Loans	—	2,754,377	—	2,754,377
U.S. Treasury Bills	—	1,999,529	—	1,999,529
Total Investments	$—	$44,751,534	$—	$44,751,534

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Aristotle Core Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$481,373,347	$—	$—	$481,373,347
Real Estate Investment Trusts - Common	6,403,417	—	—	6,403,417
Total Investments	$487,776,764	$—	$—	$487,776,764

Aristotle Growth Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$229,752,501	$—	$—	$229,752,501
Real Estate Investment Trusts - Common	1,850,792	—	—	1,850,792
Total Investments	$231,603,293	$—	$—	$231,603,293

Aristotle International Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$91,767,492	$450,354,709	$—	$542,122,201
Total Investments	$91,767,492	$450,354,709	$—	$542,122,201

Aristotle Small Cap Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$132,973,651	$—	$—	$132,973,651
Real Estate Investment Trusts - Common	9,925,579	—	—	9,925,579
Exchange Traded Funds	1,339,182	—	—	1,339,182
Total Investments	$144,238,412	$—	$—	$144,238,412

Aristotle Small/Mid Cap Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$31,535,156	$—	$—	$31,535,156
Real Estate Investment Trusts - Common	2,137,197	—	—	2,137,197
Closed-End Funds	337,268	—	—	337,268
Total Investments	$34,009,621	$—	$—	$34,009,621

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Aristotle/Saul Global Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$14,977,140	$14,788,198	$—	$29,765,338
Preferred Stocks	—	547,009	—	547,009
Total Investments	$14,977,140	$15,335,207	$—	$30,312,347

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks
Balance as of April 1, 2024	$—
Purchases	111,774
Sales proceeds and paydowns	(117,667)
Accreted discounts, net	—
Corporate Actions	—
Realized gain (loss)	5,893
Change in unrealized appreciation (depreciation)	—
Transfers into/(out of) Level 3	—
Balance as of March 31, 2025	$—
Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at March 31, 2025.	$—

Aristotle Value Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$544,680,352	$—	$—	$544,680,352
Real Estate Investment Trusts - Common	8,811,070	—	—	8,811,070
Total Investments	$553,491,422	$—	$—	$553,491,422

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks
Balance as of April 1, 2024	$—
Purchases	1,486,143
Sales proceeds and paydowns	(1,564,500)
Accreted discounts, net	—
Corporate Actions	—
Realized gain (loss)	78,357
Change in unrealized appreciation (depreciation)	—
Transfers into/(out of) Level 3	—
Balance as of March 31, 2025	$—
Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at March 31, 2025.	$—

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Aristotle Portfolio Optimization Aggressive Growth Fund

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Open-End Funds	$136,545,109	$—	$—	$136,545,109
Exchange Traded Funds	117,795,067	—	—	117,795,067
Total Investments	$254,340,176	$—	$—	$254,340,176

Aristotle Portfolio Optimization Conservative Fund

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Open-End Funds	$101,880,607	$—	$—	$101,880,607
Exchange Traded Funds	25,981,304	—	—	25,981,304
Total Investments	$127,861,911	$—	$—	$127,861,911

Aristotle Portfolio Optimization Growth Fund

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Open-End Funds	$355,422,901	$—	$—	$355,422,901
Exchange Traded Funds	244,247,638	—	—	244,247,638
Total Investments	$599,670,539	$—	$—	$599,670,539

Aristotle Portfolio Optimization Moderate Conservative Fund

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Open-End Funds	$135,476,134	$—	$—	$135,476,134
Exchange Traded Funds	51,370,805	—	—	51,370,805
Total Investments	$186,846,939	$—	$—	$186,846,939

Aristotle Portfolio Optimization Moderate Fund

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Open-End Funds	$456,992,548	$—	$—	$456,992,548
Exchange Traded Funds	200,370,963	—	—	200,370,963
Total Investments	$657,363,511	$—	$—	$657,363,511

Bank Loans. Floating rate bank loan notes (“Bank Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Bank Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset under investments at value, and any change in net

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unrealized appreciation or depreciation for the reporting period is recorded within the change in net unrealized appreciation or depreciation on investment securities. Unfunded loan commitments are included in the Schedules of Investments.
The total unfunded loan commitments that could be extended at the option of the borrowers for the period ended March, 31, 2025, are summarized in the following table:

Fund	Unfunded Loan Commitments	Value	Net Unrealized Appreciation (Depreciation)
Aristotle Core Income Fund	$689,655	$681,321	$(7,472)
Aristotle Floating Rate Income Fund	8,991,469	8,918,323	(49,265)
Aristotle Strategic Income Fund	2,217,175	2,195,029	(20,752)

Investment Transactions, Investment Income and Expenses. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends and interest, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each Fund. Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.
Federal Income Taxes. Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March, 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Distributions to Shareholders. Each Fund intends to distribute substantially all of its net investment income, as described in the schedule below, and distribute realized capital gains, if any, to shareholders at least annually, although distributions could occur more or less frequently if it is advantageous to the specific Fund and to its shareholders.
•	Portfolio Optimization and Equity Funds - dividends, if any, are generally declared and paid annually.
•	Fixed Income Funds (except Floating Rate Income Fund and Ultra Short Income Fund) - dividends, if any, are generally declared and paid monthly.
•	Floating Rate Income Fund and Ultra Short Income Fund - dividends, if any, are generally declared daily and paid monthly.

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The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.
NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Adviser based on each Fund’s average daily net assets. Fees paid to the Adviser for the year ended March 31, 2025 are reported on the Statements of Operations. The annual rates are listed by Fund in the below table:

Fund	Annual Investment Advisory Fee Rate (as a percentage of average daily net assets)
Aristotle Core Bond Fund	0.35%
Aristotle Core Income Fund	0.40%
Aristotle Floating Rate Income Fund	0.55%
Aristotle High Yield Bond Fund	0.50%
Aristotle Short Duration Income Fund	0.25%
Aristotle Strategic Income Fund	0.50%
Aristotle Ultra Short Income Fund	0.25%
Aristotle Core Equity Fund	0.50%
Aristotle Growth Equity Fund	0.55%
Aristotle International Equity Fund	0.60%
Aristotle Small Cap Equity Fund	0.65%
Aristotle Small/Mid Cap Equity Fund	0.65%
Aristotle/Saul Global Equity Fund	0.60%
Aristotle Value Equity Fund	0.55%
Aristotle Portfolio Optimization Aggressive Growth Fund	0.20%
Aristotle Portfolio Optimization Conservative Fund	0.20%
Aristotle Portfolio Optimization Growth Fund	0.20%
Aristotle Portfolio Optimization Moderate Conservative Fund	0.20%
Aristotle Portfolio Optimization Moderate Fund	0.20%

The Adviser engages the following sub-advisers to manage the Funds (each a “Sub Adviser” and collectively the “Sub Advisers”). The Adviser pays the Sub Advisers from its advisory fees.
Aristotle Atlantic Partners, LLC (“Aristotle Atlantic”)
Aristotle Atlantic, located at 50 Central Avenue, Suite 750, Sarasota, Florida 34236, acts as sub-adviser to Aristotle Core Equity Fund and Aristotle Growth Equity Fund.
Aristotle Capital Boston, LLC (“Aristotle Boston”)
Aristotle Boston, located at One Federal Street, 36th Floor, Boston, Massachusetts 02110, acts as sub-adviser to the Aristotle Small/Mid Cap Equity Fund and Aristotle Small Cap Equity Fund.
Aristotle Capital Management, LLC (“Aristotle Capital”)
Aristotle Capital, located at 11100 Santa Monica Boulevard, Suite 1700, Los Angeles, California 90025, acts as investment adviser to Aristotle International Equity Fund, Aristotle/Saul Global Equity Fund, and Aristotle Value Equity Fund.
Aristotle Pacific Capital, LLC (“Aristotle Pacific”)

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Aristotle Pacific, located at 840 Newport Center Drive, 7th Floor, Newport Beach, California 92660, acts as sub-adviser to Aristotle Ultra Short Income Fund, Aristotle Short Duration Income Fund, Aristotle Core Income Fund, Aristotle Core Bond Fund, Aristotle Strategic Income Fund, Aristotle Floating Rate Income Fund, and Aristotle High Yield Bond Fund.
Pacific Life Fund Advisors LLC (“PLFA”)
PLFA, located at 700 Newport Center Drive, Newport Beach, California 92660, acts as sub-adviser to the Portfolio Optimization Funds.
The total advisory fee amounts paid to AIS for the year ending March 31, 2025 can be referenced on the Statements of Operations of the Funds.
AIS in its capacity as the Funds’ administrator (the “Administrator”), performs certain administrative services for each of the Funds pursuant to a supervision and administration agreement (as amended and restated from time to time, the “Supervision and Administration Agreement”) with the Trust. Pursuant to the Supervision and Administration Agreement, the Administrator provides the Funds with certain supervisory, administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other Fund service providers. The Administrator receives a supervision and administration fee in return for its services. The supervision and administration services provided by the Administrator include, among others, (i) shareholder services, including the preparation of shareholder reports and the maintenance of a shareholder call center; (ii) regulatory compliance, such as report filings with the SEC and state or other regulatory authorities; and (iii) general supervision and coordination of matters relating to the operation of the Funds, including coordination of the services performed by the Funds’ advisers, custodian, transfer agent, dividend disbursing agent, recordkeeping agent, legal counsel, independent public accountants and others. The Administrator pays for and furnishes the office space and equipment necessary to carry out the Funds’ business and pays the compensation of the Trust’s officers and employees. In addition, the Administrator is responsible for arranging the services and bearing the expenses of the Trust’s service providers, including, among others, legal, audit, transfer agency, and recordkeeping services. The Administrator is also responsible for the costs of registration of the Trust’s shares and the printing of prospectuses and shareholder reports for current shareholders.

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March 31, 2025(Continued)
The supervision and administration fee for each class of each Fund is paid at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to each class’s shares taken separately):

Fund	Supervision and Administration Fee
Aristotle Core Bond Fund
Class I	0.13%
Class I-2	0.13%
Aristotle Core Income Fund
Class A	0.20%
Class C	0.20%
Class I	0.05%
Class I-2	0.15%
Aristotle Floating Rate Income Fund
Class A	0.20%
Class C	0.20%
Class I	0.12%
Class I-2	0.20%
Aristotle High Yield Bond Fund
Class A	0.20%
Class C	0.20%
Class I	0.05%
Class I-2	0.15%
Aristotle Short Duration Income Fund
Class A	0.25%
Class C	0.25%
Class I	0.14%
Class I-2	0.24%
Aristotle Strategic Income Fund
Class A	0.19%
Class C	0.19%
Class I	0.09%
Class I-2	0.19%
Aristotle Ultra Short Income Fund
Class A	0.07%
Class I	0.07%
Class I-2	0.07%
Aristotle Core Equity Fund
Class A	0.15%
Class I	0.15%
Class I-2	0.15%
Aristotle Growth Equity Fund
Class A	0.15%
Class I	0.15%
Class I-2	0.15%
Aristotle International Equity Fund
Class A	0.18%
Class I	0.18%
Class I-2	0.18%

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Notes to Financial Statements
March 31, 2025(Continued)

Fund	Supervision and Administration Fee
Aristotle Small Cap Equity Fund
Class A	0.25%
Class C	0.25%
Class I	0.25%
Class R6	0.20%
Class I-2	0.25%
Aristotle Small/Mid Cap Equity Fund
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class I-2	0.25%
Aristotle/Saul Global Equity Fund
Class A	0.18%
Class I	0.18%
Class I-2	0.18%
Aristotle Value Equity Fund
Class A	0.14%
Class I	0.14%
Class I-2	0.14%
Class R6	0.06%
Aristotle Portfolio Optimization Aggressive Growth Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%
Aristotle Portfolio Optimization Conservative Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%
Aristotle Portfolio Optimization Growth Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%
Aristotle Portfolio Optimization Moderate Conservative Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%
Aristotle Portfolio Optimization Moderate Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%

The total supervision and administration fee amounts paid to AIS for the year ending March 31, 2025 can be referenced on the Statements of Operations of the Funds.
AIS has contractually agreed that to the extent that the aggregate expenses (the “Expenses”) incurred by a Fund, including but not limited to organizational and offering costs and the fees (but excluding interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures which are capitalized in accordance with generally accepted accounting principles (other than offering costs), other extraordinary expenses not incurred in the ordinary course of such Fund’s business and amounts payable pursuant to a plan adopted in accordance

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March 31, 2025(Continued)
with Rule 12b-1 under the 1940 Act), exceed on an annual basis the amount specified below, AIS shall waive its fees under either or both of the Supervision and Administration Agreement and Advisory Agreement in an amount equal to such excess amount so that the Expenses incurred by a Fund in any fiscal year do not exceed the expense limit. Waived expenses are not subject to future recoupment.

Fund	Agreement Expires	Total Limit on Annual Operating Expenses†
		Class A	Class C	Class I	Class I-2	Class R6
Aristotle Core Bond Fund	July 31, 2025	—	—	0.48%	0.48%	—
Aristotle Core Income Fund	July 31, 2025	0.85%	1.60%	0.45%	0.55%	—
Aristotle Floating Rate Income Fund	July 31, 2025	1.02%	1.77%	0.72%	0.77%	—
Aristotle High Yield Bond Fund	July 31, 2025	0.95%	1.70%	0.55%	0.65%	—
Aristotle Short Duration Income Fund	July 31, 2025	0.75%	1.50%	0.39%	0.49%	—
Aristotle Strategic Income Fund	July 31, 2025	0.94%	1.69%	0.59%	0.69%	—
Aristotle Ultra Short Income Fund	July 31, 2025	0.57%	—	0.32%	0.32%	—
Aristotle Core Equity Fund	July 31, 2026	—	—	0.65%	0.65%	—
Aristotle Growth Equity Fund	July 31, 2025	—	—	0.70%	—	—
Aristotle International Equity Fund	July 31, 2026	—	—	0.78%	0.78%	—
Aristotle Small Cap Equity Fund	July 31, 2025	1.20%	1.95%	0.90%(a)	0.90%(a)	0.85%
Aristotle Small/Mid Cap Equity Fund	July 31, 2025	1.20%	1.95%	0.85%	0.95%	—
Aristotle/Saul Global Equity Fund	July 31, 2026	—	—	0.78%	0.78%	—
Aristotle Value Equity Fund	July 31, 2026	—	—	0.69%	0.69%	0.61%
Aristotle Portfolio Optimization Aggressive Growth Fund	July 31, 2025	1.26%	2.01%	—	1.01%	—
Aristotle Portfolio Optimization Conservative Fund	July 31, 2025	1.22%	1.97%	—	0.97%	—
Aristotle Portfolio Optimization Growth Fund	July 31, 2025	1.25%	2.00%	—	1.00%	—
Aristotle Portfolio Optimization Moderate Conservative Fund	July 31, 2025	1.22%	1.97%	—	0.97%	—
Aristotle Portfolio Optimization Moderate Fund	July 31, 2025	1.23%	1.98%	—	0.98%	—

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
(a)	Agreement expires on July 31, 2026.
The total expense reimbursement amounts paid by AIS for the period ending March 31, 2025 can be referenced on the Statements of Operations of the Funds.
NOTE 4 – FEDERAL INCOME TAX INFORMATION
Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”). A Fund that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Each Fund declared and paid sufficient dividends on net investment income and capital gains distributions during the fiscal year ended March 31, 2025, to qualify as a RIC and is not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined in accordance with income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. These differences are primarily due to differing treatments for short-term capital gain distributions received, late year ordinary and post-October capital losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of capital accounts. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.
Net investment income and realized gains and losses for Federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

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Notes to Financial Statements
March 31, 2025(Continued)
On the Statements of Assets and Liabilities, the following adjustments were made:

Fund	Total Distributional Earnings (Loss)	Capital Stock
Aristotle Core Bond Fund	$—	$—
Aristotle Core Income Fund	—	—
Aristotle Floating Rate Income Fund	—	—
Aristotle High Yield Bond Fund	—	—
Aristotle Short Duration Income Fund	—	—
Aristotle Strategic Income Fund	—	—
Aristotle Ultra Short Income Fund	—	—
Aristotle Core Equity Fund	—	—
Aristotle Growth Equity Fund	590,167	(590,167)
Aristotle International Equity Fund	—	—
Aristotle Small Cap Equity Fund	(37,548)	37,548
Aristotle Small/Mid Cap Equity Fund	—	—
Aristotle/Saul Global Equity Fund	(340)	340
Aristotle Value Equity Fund	—	—
Aristotle Portfolio Optimization Aggressive Growth Fund	—	—
Aristotle Portfolio Optimization Conservative Fund	—	—
Aristotle Portfolio Optimization Growth Fund	—	—
Aristotle Portfolio Optimization Moderate Conservative Fund	—	—
Aristotle Portfolio Optimization Moderate Fund	—	—

Accumulated capital losses represent net capital loss carryovers as of March 31, 2025 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The following table shows the amounts of capital loss carryover, if any, by each of the applicable Funds as of March 31, 2025 and capital loss carryover from prior years utilized during the fiscal year ended March 31, 2025, as applicable:

Fund	Unlimited Period of Net Capital Loss Carryover		Accumulated Capital Loss Carryover	Capital Loss Carryover Utilized During the Year Ended March 31, 2025
	Short Term	Long Term
Aristotle Core Bond Fund	$(495,717)	$(2,022,498)	$(2,518,215)	$—
Aristotle Core Income Fund	(18,607,327)	(51,861,599)	(70,468,926)	—
Aristotle Floating Rate Income Fund	(51,085,422)	(241,299,598)	(292,385,020)	—
Aristotle High Yield Bond Fund	(4,367,077)	(15,729,025)	(20,096,102)	—
Aristotle Short Duration Income Fund	(4,962,106)	(19,473,582)	(24,435,688)	—
Aristotle Strategic Income Fund	(6,895,829)	(97,752,381)	(104,648,210)	—
Aristotle Ultra Short Income Fund	(15,930)	(16,374)	(32,304)	(140,070)
Aristotle Core Equity Fund	—	—	—	—
Aristotle Growth Equity Fund	—	—	—	—
Aristotle International Equity Fund	(2,435,529)	(4,798,478)	(7,234,007)	(8,995,498)
Aristotle Small Cap Equity Fund	—	—	—	(1,323,414)
Aristotle Small/Mid Cap Equity Fund	—	—	—	—
Aristotle/Saul Global Equity Fund	—	—	—	—
Aristotle Value Equity Fund	—	—	—	(3,940,950)
Aristotle Portfolio Optimization Aggressive Growth Fund	—	—	—	(16,833,610)
Aristotle Portfolio Optimization Conservative Fund	(1,642,011)	(10,458,855)	(12,100,866)	(5,397,285)

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March 31, 2025(Continued)

Fund	Unlimited Period of Net Capital Loss Carryover		Accumulated Capital Loss Carryover	Capital Loss Carryover Utilized During the Year Ended March 31, 2025
	Short Term	Long Term
Aristotle Portfolio Optimization Growth Fund	$—	$—	$—	$(30,089,010)
Aristotle Portfolio Optimization Moderate Conservative Fund	(2,420,969)	(10,190,833)	(12,611,802)	(11,130,914)
Aristotle Portfolio Optimization Moderate Fund	—	—	—	(39,844,393)

Additionally, at March 31, 2025, the Funds deferred no post-October or late-year losses.
A regulated investment company may elect for any taxable year to treat any portion of the qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the taxable year subsequent to October 31 and December 31, respectively.
At March 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

Fund	Aristotle Core Bond Fund	Aristotle Core Income Fund	Aristotle Floating Rate Income Fund	Aristotle High Yield Bond Fund	Aristotle Short Duration Income Fund
Cost of Portfolio	$39,844,141	$ 3,154,009,036	$4,185,206,475	$109,272,310	$ 888,218,993
Gross Unrealized Appreciation	194,164	24,496,372	18,660,880	1,255,034	7,105,503
Gross Unrealized Depreciation	(1,292,252)	(72,771,731)	(37,929,352)	(2,877,994)	(3,419,646)
Net Unrealized Appreciation/ (Depreciation)	(1,098,088)	(48,275,359)	(19,268,472)	(1,622,960)	3,685,857
Undistributed Ordinary Income	1,808	1,390,573	5,628,436	2,640	165,467
Undistributed Long-Term Capital Gains	—	—	—	—	—
Other Accumulated Gains/(Losses)	(2,518,215)	(71,675,485)	(297,033,130)	(20,096,943)	(24,554,551)
Total Distributable Earnings/(Loss)	(3,614,495)	(118,560,271)	(310,673,166)	(21,717,263)	(20,703,227)

Fund	Aristotle Strategic Income Fund	Aristotle Ultra Short Income Fund	Aristotle Core Equity Fund	Aristotle Growth Equity Fund	Aristotle International Equity Fund
Cost of Portfolio	$3,646,400,379	$ 44,652,058	$371,726,048	$169,431,264	$ 438,909,959
Gross Unrealized Appreciation	37,779,761	158,160	137,673,974	70,109,427	144,073,506
Gross Unrealized Depreciation	(65,812,716)	(58,684)	(21,623,258)	(7,937,398)	(40,861,264)
Gross Unrealized Depreciation on Foreign Currencies	—	—	—	—	(10,360)
Net Unrealized Appreciation/ (Depreciation)	(28,032,955)	99,476	116,050,716	62,172,029	103,201,882
Undistributed Ordinary Income	2,418,757	97,496	291,723	—	738,673
Undistributed Long-Term Capital Gains	—	—	5,503,476	23,370,088	—
Other Accumulated Gains/(Losses)	(106,820,229)	(32,304)	—	—	(7,234,007)
Total Distributable Earnings/(Loss)	(132,434,427)	164,668	121,845,915	85,542,117	96,706,548

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March 31, 2025(Continued)

Fund	Aristotle Small Cap Equity Fund	Aristotle Small/Mid Cap Equity Fund	Aristotle/ Saul Global Equity Fund	Aristotle Value Equity Fund
Cost of Portfolio	$118,514,968	$ 31,344,294	$20,036,598	$397,470,335
Gross Unrealized Appreciation	47,749,668	7,032,278	11,688,659	166,334,160
Gross Unrealized Depreciation	(22,026,224)	(4,366,951)	(1,412,910)	(10,313,073)
Gross Unrealized Depreciation on Foreign Currencies	—	—	(4,185)	—
Net Unrealized Appreciation/(Depreciation)	25,723,444	2,665,327	10,271,564	156,021,087
Undistributed Ordinary Income	—	174,350	161,416	3,140,601
Undistributed Long-Term Capital Gains	2,004,381	2,445,449	1,325,889	15,790,062
Other Accumulated Gains/(Losses)	—	—	—	—
Total Distributable Earnings/(Loss)	27,727,825	5,285,126	11,758,869	174,951,750

Fund	Aristotle Portfolio Optimization Aggressive Growth Fund	Aristotle Portfolio Optimization Conservative Fund	Aristotle Portfolio Optimization Growth Fund	Aristotle Portfolio Optimization Moderate Conservative Fund	Aristotle Portfolio Optimization Moderate Fund
Cost of Portfolio	$237,196,915	$ 125,784,789	$565,699,870	$181,626,484	$ 626,015,582
Gross Unrealized Appreciation	22,998,889	3,692,423	43,883,902	8,010,301	42,657,480
Gross Unrealized Depreciation	(5,855,628)	(1,615,301)	(9,913,233)	(2,789,846)	(11,309,551)
Net Unrealized Appreciation/ (Depreciation)	17,143,261	2,077,122	33,970,669	5,220,455	31,347,929
Undistributed Ordinary Income	4,010,053	4,489,233	12,081,871	5,467,594	13,894,230
Undistributed Long-Term Capital Gains	9,145,754	—	28,461,862	—	14,848,475
Other Accumulated Gains/(Losses)	(5)	(12,100,877)	—	(12,611,802)	—
Total Distributable Earnings/(Loss)	30,299,063	(5,534,522)	74,514,402	(1,923,753)	60,090,634

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after March 31, 2022.

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Notes to Financial Statements
March 31, 2025(Continued)
TAX CHARACTER OF DISTRIBUTIONS
The tax character of income and capital gains distributions to shareholders during the fiscal years ended March 31, 2025, March 31, 2024 and December 31, 2023 were as follows:

	For the Year Ended March 31, 2025			For the Year Ended March 31, 2024			For the Year Ended December 31, 2023
Fund	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Total Distributions
Aristotle Core Equity Fund	$1,092,258	$9,067,677	$ 10,159,935	$ —	$ —	$ —	$ 2,089,883	$—	$ 2,089,883
Aristotle International Equity Fund	9,169,090	—	9,169,090	—	—	—	7,188,659	—	7,188,659
Aristotle Small Cap Equity Fund	640,059	1,472,476	2,112,535	—	—	—	1,098,665	669,428	1,768,093
Aristotle/Saul Global Equity Fund	552,132	9,512,155	10,064,287	—	—	—	706,709	2,936,281	3,642,990
Aristotle Value Equity Fund	10,026,648	11,150,433	21,177,081	—	—	—	7,885,115	—	7,885,115

The tax character of income and capital gains distributions to shareholders during the fiscal years ended March 31, 2025 and March 31, 2024 were as follows:

	For the Year Ended March 31, 2025			For the Year Ended March 31, 2024
Fund	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Total Distributions
Aristotle Core Bond Fund	$973,681	$—	$973,681	$877,868	$—	$877,868
Aristotle Core Income Fund	140,400,534	—	140,400,534	78,725,495	—	78,725,495
Aristotle Floating Rate Income Fund	332,621,616	—	332,621,616	329,162,269	—	329,162,269
Aristotle High Yield Bond Fund	6,588,568	—	6,588,568	5,317,141	—	5,317,141
Aristotle Short Duration Income Fund	42,851,568	—	42,851,568	44,904,494	—	44,904,494
Aristotle Strategic Income Fund	193,146,733	—	193,146,733	108,752,164	—	108,752,164
Aristotle Ultra Short Income Fund	2,142,414	—	2,142,414	2,881,216	—	2,881,216
Aristotle Growth Equity Fund	733,053	23,763,207	24,496,260	161,601	37,839,036	38,000,637
Aristotle Small/Mid Cap Equity Fund	331,867	3,064,466	3,396,333	708,745	17,363,830	18,072,575
Aristotle Portfolio Optimization Aggressive Growth Fund	5,622,857	—	5,622,857	1,212,212	3,245,439	4,457,651
Aristotle Portfolio Optimization Conservative Fund	5,351,975	—	5,351,975	4,932,819	—	4,932,819
Aristotle Portfolio Optimization Growth Fund	16,742,589	—	16,742,589	6,481,877	2,104,118	8,585,995
Aristotle Portfolio Optimization Moderate Conservative Fund	6,980,538	—	6,980,538	5,591,090	—	5,591,090
Aristotle Portfolio Optimization Moderate Fund	20,301,661	—	20,301,661	12,160,730	—	12,160,730

The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.
NOTE 5 – DISTRIBUTION AND SERVICE PLAN
Class A shares and Class C shares have adopted a Distribution and Service Plan in accordance with Rule 12b-1 (“12b-1”) under the 1940 Act. For the year ended March 31, 2025, distribution and service fees incurred are disclosed on the Statements of Operations. The Plan provides for the payment of distribution and service fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares and up to 1.00% of average daily net assets attributable to Class C shares.

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Notes to Financial Statements
March 31, 2025(Continued)
NOTE 6 – INDEMNIFICATIONS
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties of the Trust. In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
NOTE 7 – FUND OF FUNDS
Aristotle Portfolio Optimization Conservative Fund, Aristotle Portfolio Optimization Moderate Conservative Fund, Aristotle Portfolio Optimization Moderate Fund, Aristotle Portfolio Optimization Growth Fund and Aristotle Portfolio Optimization Aggressive Growth Fund each operate as a “Fund of Funds,” by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of AIS and unaffiliated exchange-traded funds (“ETFs”) (the “Underlying Funds”). The allocation of the Funds’ assets between underlying funds sub-advised by an affiliate of AIS and unaffiliated ETFs will vary over time, although PLFA currently expects to invest, under normal circumstances within the asset breakout shown below in Underlying Funds sub-advised by an affiliate of AIS. Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges below. AIS believes that investing in Underlying Funds provides each Fund of Funds with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities. By investing in a Fund of Funds, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. In order to obtain exposure to certain markets, asset classes or active management styles, each Fund of Funds may buy Underlying Funds managed by AIS or its affiliates, which in turn, invest in various securities, including ETFs. The Fund of Funds may also invest directly in securities and other exchange-traded products, such as exchange-traded notes.

Broad Asset Class Allocation
	Debt	Equity
Aristotle Portfolio Optimization Aggressive Growth Fund	0-15%	85-100%
Aristotle Portfolio Optimization Conservative Fund	70-85%	15-30%
Aristotle Portfolio Optimization Growth Fund	15-30%	70-85%
Aristotle Portfolio Optimization Moderate Conservative Fund	50-70%	30-50%
Aristotle Portfolio Optimization Moderate Fund	30-50%	50-70%

Aristotle Portfolio Optimization Aggressive Growth Fund
Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of March 31, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

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Notes to Financial Statements
March 31, 2025(Continued)

	Value, Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, End of Period	Distributions Received	Interest Income	Shares, End of Period
Aristotle Core Equity Fund - Class I	$44,096,991	$26,268,110	$(11,961,773)	$1,427,711	$(1,627,822)	$58,203,217	$ 1,047,461	$—	4,340,285
Aristotle Core Income Fund - Class I	9,318,571	4,339,552	(13,804,197)	210,320	(64,246)	—	383,743	—	—
Aristotle Floating Rate Income Fund - Class I	—	2,799,259	(1,468,669)	(13,564)	(15,071)	1,301,955	25,396	—	139,098
Aristotle Growth Equity Fund - Class I	46,989,382	16,984,928	(20,543,672)	969,360	(1,615,636)	42,784,362	4,135,382	—	3,138,985
Aristotle High Yield Bond Fund - Class I	3,937,489	4,094,967	(1,497,178)	(697)	(126,260)	6,408,321	337,385	—	704,211
Aristotle International Equity Fund - Class I	37,493,291	7,862,504	(19,135,187)	1,723,787	(97,141)	27,847,254	663,835	—	2,425,719
Aristotle Short Duration Income Fund - Class I	9,071,391	2,881,652	(11,900,311)	47,500	(100,232)	—	23,305	—	—
	$ 150,907,115	$65,230,972	$ (80,310,987)	$4,364,417	$(3,646,408)	$ 136,545,109	$ 6,616,507	$—	10,748,298

Aristotle Portfolio Optimization Conservative Fund
Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of March 31, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

	Value, Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, End of Period	Distributions Received	Interest Income	Shares, End of Period
Aristotle Core Bond Fund - Class I	$—	$10,466,476	$(47,544)	$(102)	$14	$10,418,844	$25,221	$—	1,196,193
Aristotle Core Equity Fund - Class I	5,049,155	5,283,076	(2,326,307)	155,784	(200,462)	7,961,246	147,546	—	593,680
Aristotle Core Income Fund - Class I	55,332,323	10,705,032	(14,853,411)	(74,682)	46,818	51,156,080	2,678,341	—	5,306,647
Aristotle Floating Rate Income Fund - Class I	2,167,095	3,746,363	(1,333,620)	17,092	(88,731)	4,508,199	205,811	—	481,645
Aristotle Growth Equity Fund - Class I	6,417,232	3,190,175	(3,555,163)	276,909	(276,564)	6,052,589	583,557	—	444,064
Aristotle High Yield Bond Fund - Class I	6,493,089	3,815,436	(1,903,571)	6,509	(130,466)	8,280,997	496,631	—	910,000
Aristotle International Equity Fund - Class I	2,938,989	2,263,137	(5,466,693)	553,334	(288,767)	—	24,462	—	—
Aristotle Short Duration Income Fund - Class I	23,502,737	3,600,047	(13,730,923)	121,914	8,877	13,502,652	845,532	—	1,323,789
	$101,900,620	$43,069,742	$(43,217,232)	$1,056,758	$ (929,281)	$101,880,607	$5,007,101	$—	10,256,018

167

Aristotle Funds Series Trust
Notes to Financial Statements
March 31, 2025(Continued)
Aristotle Portfolio Optimization Growth Fund
Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of March 31, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

	Value, Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, End of Period	Distributions Received	Interest Income	Shares, End of Period
Aristotle Core Equity Fund - Class I	$82,344,994	$58,605,048	$(25,727,346)	$1,713,443	$(2,180,057)	$114,756,082	$2,108,013	$—	8,557,501
Aristotle Core Income Fund - Class I	68,953,795	14,057,156	(25,514,587)	(96,157)	89,107	57,489,314	3,380,709	—	5,963,622
Aristotle Floating Rate Income Fund - Class I	—	10,639,630	(1,400,147)	(5,646)	(112,606)	9,121,231	337,276	—	974,490
Aristotle Growth Equity Fund - Class I	99,857,583	39,080,705	(51,206,516)	4,209,414	(4,336,858)	87,604,328	9,083,257	—	6,427,317
Aristotle High Yield Bond Fund - Class I	12,713,585	17,564,301	(5,883,158)	(297,680)	(44,183)	24,052,865	1,386,729	—	2,643,172
Aristotle International Equity Fund - Class I	81,053,706	19,686,206	(44,241,911)	3,046,941	(181,309)	59,363,633	1,442,011	—	5,171,048
Aristotle Short Duration Income Fund - Class I	50,205,893	8,226,385	(55,448,403)	537,001	(485,428)	3,035,448	591,219	—	297,593
	$395,129,556	$167,859,431	$ (209,422,068)	$9,107,316	$ (7,251,334)	$355,422,901	$ 18,329,214	$—	30,034,743

Aristotle Portfolio Optimization Moderate Conservative Fund
Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of March 31, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

168

Aristotle Funds Series Trust
Notes to Financial Statements
March 31, 2025(Continued)

	Value, Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, End of Period	Distributions Received	Interest Income	Shares, End of Period
Aristotle Core Bond Fund - Class I	$—	$3,807,843	$(35,979)	$(131)	$—	$3,771,733	$9,129	$—	433,035
Aristotle Core Equity Fund - Class I	13,840,002	8,630,936	(5,498,370)	356,232	(156,804)	17,171,996	366,687	—	1,280,537
Aristotle Core Income Fund - Class I	66,678,291	16,775,523	(19,696,144)	(61,934)	88,508	63,784,244	3,377,062	—	6,616,623
Aristotle Floating Rate Income Fund - Class I	3,125,481	4,524,681	(1,903,284)	23,443	(115,496)	5,654,825	240,289	—	604,148
Aristotle Growth Equity Fund - Class I	15,649,541	5,489,498	(7,661,147)	709,972	(755,031)	13,432,833	1,252,114	—	985,534
Aristotle High Yield Bond Fund - Class I	9,364,708	7,271,395	(3,425,011)	(43,702)	(118,133)	13,049,257	861,150	—	1,433,984
Aristotle International Equity Fund - Class I	14,862,503	3,031,014	(9,406,941)	924,429	(208,503)	9,202,502	182,393	—	801,612
Aristotle Short Duration Income Fund - Class I	20,544,617	4,359,207	(15,532,838)	112,414	(74,656)	9,408,744	465,226	—	922,426
	$ 144,065,143	$53,890,097	$ (63,159,714)	$ 2,020,723	$ (1,340,115)	$135,476,134	$6,754,050	$—	13,077,899

Aristotle Portfolio Optimization Moderate Fund
Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of March 31, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

	Value, Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, End of Period	Distributions Received	Interest Income	Shares, End of Period
Aristotle Core Equity Fund - Class I	$81,222,686	$48,074,012	$(28,223,486)	$2,363,231	$(1,741,666)	$101,694,777	$2,051,333	$—	7,583,503
Aristotle Core Income Fund - Class I	145,051,548	44,705,595	(47,738,990)	(138,331)	344,354	142,224,176	7,765,220	—	14,753,545
Aristotle Floating Rate Income Fund - Class I	3,627,746	15,592,094	(2,358,552)	(9,261)	(233,572)	16,618,455	557,492	—	1,775,476
Aristotle Growth Equity Fund - Class I	108,782,878	34,812,748	(63,045,267)	6,978,190	(5,831,983)	81,696,566	9,343,767	—	5,993,879
Aristotle High Yield Bond Fund - Class I	25,362,576	21,006,966	(9,713,178)	(169,616)	(333,326)	36,153,422	2,271,088	—	3,972,904
Aristotle International Equity Fund - Class I	51,714,333	20,301,071	(28,761,184)	1,406,500	765,602	45,426,322	920,835	—	3,956,997
Aristotle Short Duration Income Fund - Class I	89,430,554	13,217,332	(69,730,294)	572,502	(311,264)	33,178,830	2,047,748	—	3,252,827
	$505,192,321	$197,709,818	$ (249,570,951)	$11,003,215	$(7,341,855)	$456,992,548	$ 24,957,483	$—	41,289,131

169

Aristotle Funds Series Trust
Notes to Financial Statements
March 31, 2025(Continued)
NOTE 8 – RESTRICTED AND ILLIQUID SECURITIES
No Fund may acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. AIS, with the assistance of the Sub Advisers and/or pricing services, will determine the value of such securities in good faith pursuant to its fair valuation procedures. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under the Funds’ liquidity risk management program adopted pursuant to Rule 22e-4 under the 1940 Act.
NOTE 9 – FOREIGN SECURITIES
For purposes of these financial statements, foreign securities are defined as securities issued by companies that are organized outside the United States. Investing in these types of securities make a Fund more susceptible to additional risks. These risks include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to the Adviser’s valuation procedures.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Net realized gain (loss) on foreign currencies include those gains and losses arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the differences between the amounts of dividends, and foreign withholding taxes recorded on a Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on investments includes changes in the value of investments resulting from exchange rates.
The value of the Funds’ foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates, as a change in the value of a foreign currency against the U.S. dollar generally will result in a corresponding change in the U.S. dollar value of securities denominated in that currency held by a Fund. In addition to the risks of foreign currency exchange rates generally, trading in the currencies of certain countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions, which may in turn make such holdings denominated in those currencies difficult to value. The Funds may also incur losses in connection with conversions between various currencies.
NOTE 10 – INVESTMENT TRANSACTIONS
For the year ended March 31, 2025, purchases and sales of investments, excluding U.S. government securities, were as follows:

	Purchases	Sales
Aristotle Core Bond Fund	$14,993,713	$15,406,708
Aristotle Core Income Fund	2,366,843,534	1,836,669,860
Aristotle Floating Rate Income Fund	5,371,977,776	5,001,928,666

170

Aristotle Funds Series Trust
Notes to Financial Statements
March 31, 2025(Continued)

	Purchases	Sales
Aristotle High Yield Bond Fund	$90,140,670	$56,220,625
Aristotle Short Duration Income Fund	541,009,751	619,210,609
Aristotle Strategic Income Fund	2,409,740,557	1,325,148,813
Aristotle Ultra Short Income Fund	48,349,502	50,076,003
Aristotle Core Equity Fund	176,687,121	113,292,247
Aristotle Growth Equity Fund	102,069,167	173,066,449
Aristotle International Equity Fund	71,924,156	179,336,044
Aristotle Small Cap Equity Fund	29,871,686	92,038,027
Aristotle Small/Mid Cap Equity Fund	7,322,822	21,029,213
Aristotle/Saul Global Equity Fund	3,709,687	32,903,074
Aristotle Value Equity Fund	85,179,735	212,552,656
Aristotle Portfolio Optimization Aggressive Growth Fund	187,703,842	214,000,685
Aristotle Portfolio Optimization Conservative Fund	72,343,471	91,538,807
Aristotle Portfolio Optimization Growth Fund	423,308,192	499,846,286
Aristotle Portfolio Optimization Moderate Conservative Fund	111,343,504	139,394,926
Aristotle Portfolio Optimization Moderate Fund	445,981,602	543,781,251

For the year ended March 31, 2025, purchases and sales of U.S. Government Securities were as follows:

	Purchases	Sales
Aristotle Core Bond Fund	$17,195,422	$5,649,505
Aristotle Core Income Fund	516,350,953	197,995,184
Aristotle Short Duration Income Fund	30,940,484	27,945,316
Aristotle Strategic Income Fund	84,416,020	96,643,145
Aristotle Ultra Short Income Fund	402,016	2,395,626

NOTE 11 – REORGANIZATION
Reorganizations of Pacific Funds Portfolio Optimization Conservative, Pacific Funds Portfolio Optimization Moderate-Conservative, Pacific Funds Portfolio Optimization Moderate, Pacific Funds Portfolio Optimization Growth, Pacific Funds Portfolio Optimization Aggressive-Growth, Pacific Funds Ultra Short Income, Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds ESG Core Bond, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, Pacific Funds Small/Mid-Cap, PF Growth Fund and Aristotle Portfolio Optimization Conservative Fund, Aristotle Portfolio Optimization Moderate Conservative Fund, Aristotle Portfolio Optimization Moderate Fund, Aristotle Portfolio Optimization Growth Fund, Aristotle Portfolio Optimization Aggressive Growth Fund, Aristotle Ultra Short Income Fund, Aristotle Short Duration Income Fund, Aristotle Core Income Fund, Aristotle Core Bond Fund, Aristotle Strategic Income Fund, Aristotle Floating Rate Income Fund, Aristotle High Yield Bond Fund, Aristotle Small/Mid Cap Equity Fund, Aristotle Growth Equity Fund.
Effective April 17, 2023, the Pacific Funds Portfolio Optimization Conservative, Pacific Funds Portfolio Optimization Moderate-Conservative, Pacific Funds Portfolio Optimization Moderate, Pacific Funds Portfolio Optimization Growth, Pacific Funds Portfolio Optimization Aggressive-Growth, Pacific Funds Ultra Short Income, Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds ESG Core Bond, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, Pacific Funds Small/Mid-Cap and the PF Growth Fund, each a series of the Pacific Funds Series Trust, (the “Phase I Predecessor Funds” or the “Phase I Acquired Funds”) reorganized into the Aristotle Portfolio Optimization Conservative Fund, Aristotle Portfolio Optimization Moderate Conservative Fund, Aristotle Portfolio Optimization Moderate Fund, Aristotle Portfolio Optimization Growth Fund, Aristotle Portfolio Optimization Aggressive Growth Fund, Aristotle Ultra Short Income Fund, Aristotle Short Duration Income Fund, Aristotle Core Income Fund, Aristotle Core Bond Fund, Aristotle Strategic Income Fund, Aristotle Floating Rate Income Fund, Aristotle High Yield Bond Fund, Aristotle Small/Mid Cap Equity

171

Aristotle Funds Series Trust
Notes to Financial Statements
March 31, 2025(Continued)
Fund and Aristotle Growth Equity Fund (the “Phase I Acquiring Funds”), respectively (the “April Reorganization”). The Phase I Predecessor Funds were deemed to be the accounting survivor for financial reporting purposes, and as a result, the financial statements and financial highlights of the Phase I Acquiring Funds reflect the operations of the Phase I Predecessor Funds for the periods prior to the April Reorganization.
As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect their historical cost basis as of the date of the reorganization. Immediately prior to the April Reorganization, the net assets, fair value of investments, net unrealized appreciation/(depreciation) and fund shares outstanding of the Phase I Predecessor Funds were as follows:

Fund	Net Assets	Fair Value of Investments	Net Unrealized Appreciation/ (Depreciation)	Shares Outstanding
Pacific Funds Core Income	$935,611,883	$961,143,502	$(79,887,454)	96,297,069
Pacific Funds ESG Core Bond	26,396,218	26,215,919	(2,818,878)	3,070,456
Pacific Funds Floating Rate Income	3,701,230,958	3,762,711,432	(120,015,201)	396,807,848
Pacific Funds High Income	77,645,458	76,251,978	(6,709,578)	8,599,510
Pacific Funds Short Duration Income	984,439,857	983,953,498	(26,793,320)	98,246,153
Pacific Funds Strategic Income	1,520,524,994	1,509,934,099	(108,123,172)	148,370,789
Pacific Funds Ultra Short Income	63,849,532	63,819,187	(244,482)	6,471,287
PF Growth Fund	144,197,259	145,198,867	44,517,916	11,624,259
Pacific Funds Small/Mid-Cap	89,840,335	89,928,953	13,629,485	9,646,158
Pacific Funds Portfolio Optimization Aggressive Growth	266,118,262	266,208,121	(18,197,873)	24,301,312
Pacific Funds Portfolio Optimization Conservative	168,765,053	168,812,537	(7,247,507)	17,978,603
Pacific Funds Portfolio Optimization Growth	668,556,274	668,770,668	(35,013,889)	64,432,305
Pacific Funds Portfolio Optimization Moderate Conservative	230,510,334	230,570,543	(11,390,850)	24,314,365
Pacific Funds Portfolio Optimization Moderate	769,938,281	770,164,982	(24,120,049)	77,251,995

In connection with the April Reorganization, the net assets of the Acquired Funds were acquired by the Phase I Acquiring Funds on April 17, 2023. The Phase I Acquiring Funds commenced operations on April 17, 2023. The acquisition was accomplished by a tax-free exchange of all shares of the Phase I Acquired Funds for shares of the Phase I Acquiring Funds as described in the prior table. For financial reporting purposes, the Phase I Predecessor Funds are deemed to be the accounting survivor. In the instance of Pacific Funds Small Cap Equity and Pacific Funds Small Cap Value, the accounting survivor is the Aristotle Small Cap Equity Fund, effective as part of the October 23, 2023 Reorganization. The assets received and shares issued by the Phase I Acquiring Funds were recorded at market value and, where not available, fair value; and, the cost basis of the investments received from the Phase I Acquired Funds were carried forward to align ongoing reporting of the Phase I Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Information with respect to the net assets and other relevant operating data for the Phase I Acquired Funds on the merger date are included below:

	Before Reorganization	After Reorganization
	Pacific Funds Core Income	Aristotle Core Income Fund
Class A
Shares	10,262,561	10,262,561
Net Assets	$99,486,731	$99,486,731
Net Asset Value	$9.69	$9.69

172

Aristotle Funds Series Trust
Notes to Financial Statements
March 31, 2025(Continued)

	Before Reorganization	After Reorganization
	Pacific Funds Core Income	Aristotle Core Income Fund
Class C
Shares	2,383,177	2,383,177
Net Assets	$23,108,435	$23,108,435
Net Asset Value	$9.70	$9.70
Class I*
Shares	12,014,012	19,212,347
Net Assets	$116,589,431	$186,709,234
Net Asset Value	$9.70	$9.70
Class I-2
Shares	64,438,983	64,438,983
Net Assets	$626,307,484	$626,307,484
Net Asset Value	$9.72	$9.72
Class P*
Shares	7,198,335	—
Net Assets	$70,119,803	$—
Net Asset Value	$9.74	$—
Fund Total
Net Unrealized Appreciation/(Depreciation)	$(79,887,454)	$(79,887,454)

*	Class P Shares of Pacific Funds Core Income were exchanged for Class I shares of the Aristotle Core Income Fund

	Before Reorganization	After Reorganization
	Pacific Funds ESG Core Bond	Aristotle Core Bond Fund
Class I
Shares	1,772,724	1,772,724
Net Assets	$15,240,243	$15,240,243
Net Asset Value	$8.60	$8.60
Class I-2
Shares	1,297,732	1,297,732
Net Assets	$11,155,975	$11,155,975
Net Asset Value	$8.60	$8.60
Fund Total
Net Unrealized Appreciation/(Depreciation)	$(2,818,878)	$(2,818,878)

	Before Reorganization	After Reorganization
	Pacific Funds Floating Rate Income	Aristotle Floating Rate Income Fund
Class A
Shares	28,681,106	28,681,106
Net Assets	$266,922,309	$266,922,309
Net Asset Value	$9.31	$9.31
Class C
Shares	11,765,781	11,765,781
Net Assets	$109,343,174	$109,343,174
Net Asset Value	$9.29	$9.29

173

Aristotle Funds Series Trust
Notes to Financial Statements
March 31, 2025(Continued)

	Before Reorganization	After Reorganization
	Pacific Funds Floating Rate Income	Aristotle Floating Rate Income Fund
Class I*
Shares	156,955,666	160,094,206
Net Assets	$1,462,761,726	$1,492,010,608
Net Asset Value	$9.32	$9.32
Class I-2
Shares	196,266,755	196,266,755
Net Assets	$1,832,954,867	$1,832,954,867
Net Asset Value	$9.34	$9.34
Class P*
Shares	3,138,540	—
Net Assets	$29,248,882	$—
Net Asset Value	$9.32	$—
Fund Total
Net Unrealized Appreciation/(Depreciation)	$(120,015,201)	$(120,015,201)

*	Class P Shares of Pacific Funds Floating Rate Income were exchanged for Class I shares of the Aristotle Floating Rate Income Fund

	Before Reorganization	After Reorganization
	Pacific Funds High Income	Aristotle High Yield Bond Fund
Class A
Shares	680,978	680,978
Net Assets	$6,204,809	$6,204,809
Net Asset Value	$9.11	$9.11
Class C
Shares	96,614	96,614
Net Assets	$878,761	$878,761
Net Asset Value	$9.10	$9.10
Class I*
Shares	187,728	6,872,845
Net Assets	$1,689,066	$61,827,933
Net Asset Value	$9.00	$9.00
Class I-2
Shares	956,492	956,492
Net Assets	$8,733,955	$8,733,955
Net Asset Value	$9.13	$9.13
Class P*
Shares	6,677,698	—
Net Assets	$60,138,867	$—
Net Asset Value	$9.01	$—
Fund Total
Net Unrealized Appreciation/(Depreciation)	$(6,709,578)	$(6,709,578)

*	Class P Shares of Pacific Funds High Income were exchanged for Class I shares of the Aristotle High Yield Bond Fund

174

Aristotle Funds Series Trust
Notes to Financial Statements
March 31, 2025(Continued)

	Before Reorganization	After Reorganization
	Pacific Funds Short Duration Income	Aristotle Short Duration Income Fund
Class A
Shares	11,599,364	11,599,364
Net Assets	$116,228,890	$116,228,890
Net Asset Value	$10.02	$10.02
Class C
Shares	3,047,013	3,047,013
Net Assets	$30,463,311	$30,463,311
Net Asset Value	$10.00	$10.00
Class I
Shares	19,245,972	19,245,972
Net Assets	$192,603,159	$192,603,159
Net Asset Value	$10.01	$10.01
Class I-2
Shares	64,353,803	64,353,803
Net Assets	$645,144,496	$645,144,496
Net Asset Value	$10.02	$10.02
Fund Total
Net Unrealized Appreciation/(Depreciation)	$(26,793,320)	$(26,793,320)

	Before Reorganization	After Reorganization
	Pacific Funds Strategic Income	Aristotle Strategic Income Fund
Class A
Shares	9,907,133	9,907,133
Net Assets	$101,574,865	$101,574,865
Net Asset Value	$10.25	$10.25
Class C
Shares	6,205,041	6,205,041
Net Assets	$63,425,650	$63,425,650
Net Asset Value	$10.22	$10.22
Class I
Shares	12,605,375	12,605,375
Net Assets	$128,408,323	$128,408,323
Net Asset Value	$10.19	$10.19
Class I-2
Shares	119,653,240	119,653,240
Net Assets	$1,227,116,156	$1,227,116,156
Net Asset Value	$10.26	$10.26
Fund Total
Net Unrealized Appreciation/(Depreciation)	$(108,123,172)	$(108,123,172)

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	Before Reorganization	After Reorganization
	Pacific Funds Ultra Short Income	Aristotle Ultra Short Income Fund
Class I
Shares	1,342,100	1,342,100
Net Assets	$13,242,817	$13,242,817
Net Asset Value	$9.87	$9.87
Class I-2
Shares	5,129,187	5,129,187
Net Assets	$50,606,715	$50,606,715
Net Asset Value	$9.87	$9.87
Fund Total
Net Unrealized Appreciation/(Depreciation)	$(244,482)	$(244,482)

	Before Reorganization	After Reorganization
	PF Growth Fund	Aristotle Growth Equity Fund
Class I
Shares	—	11,624,259
Net Assets	$—	$144,197,259
Net Asset Value	$—	$12.40
Class P*
Shares	11,624,259	—
Net Assets	$144,197,259	$—
Net Asset Value	$12.40	$—
Fund Total
Net Unrealized Appreciation/(Depreciation)	$44,517,916	$44,517,916

*	Class P Shares of the PF Growth Fund were exchanged for Class I shares of the Aristotle Growth Equity Fund.

	Before Reorganization	After Reorganization
	Pacific Funds Small/Mid-Cap	Aristotle Small/Mid Cap Equity Fund
Class A
Shares	1,413,864	1,413,864
Net Assets	$13,041,317	$13,041,317
Net Asset Value	$9.22	$9.22
Class C
Shares	575,563	575,563
Net Assets	$4,880,612	$4,880,612
Net Asset Value	$8.48	$8.48
Class I
Shares	45,982	45,982
Net Assets	$474,847	$474,847
Net Asset Value	$10.33	$10.33

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	Before Reorganization	After Reorganization
	Pacific Funds Small/Mid-Cap	Aristotle Small/Mid Cap Equity Fund
Class I-2
Shares	7,610,749	7,610,749
Net Assets	$71,443,559	$71,443,559
Net Asset Value	$9.39	$9.39
Fund Total
Net Unrealized Appreciation/(Depreciation)	$13,629,485	$13,629,485

	Before Reorganization	After Reorganization
	Pacific Funds Portfolio Optimization Aggressive Growth	Aristotle Portfolio Optimization Aggressive Growth Fund
Class A
Shares	20,840,847	20,840,847
Net Assets	$229,891,044	$229,891,044
Net Asset Value	$11.03	$11.03
Class C
Shares	2,629,121	2,629,121
Net Assets	$26,938,808	$26,938,808
Net Asset Value	$10.25	$10.25
Class I-2
Shares	831,344	831,344
Net Assets	$9,288,410	$9,288,410
Net Asset Value	$11.17	$11.17
Fund Total
Net Unrealized Appreciation/(Depreciation)	$(18,197,873)	$(18,197,873)

	Before Reorganization	After Reorganization
	Pacific Funds Portfolio Optimization Conservative	Aristotle Portfolio Optimization Conservative Fund
Class A
Shares	14,711,844	14,711,844
Net Assets	$138,805,800	$138,805,800
Net Asset Value	$9.43	$9.43
Class C
Shares	2,554,194	2,554,194
Net Assets	$23,179,152	$23,179,152
Net Asset Value	$9.07	$9.07
Class I-2
Shares	712,565	712,565
Net Assets	$6,780,102	$6,780,102
Net Asset Value	$9.52	$9.52
Fund Total
Net Unrealized Appreciation/(Depreciation)	$(7,247,507)	$(7,247,507)

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	Before Reorganization	After Reorganization
	Pacific Funds Portfolio Optimization Growth	Aristotle Portfolio Optimization Growth Fund
Class A
Shares	56,428,259	56,428,259
Net Assets	$588,324,489	$588,324,489
Net Asset Value	$10.43	$10.43
Class C
Shares	6,482,215	6,482,215
Net Assets	$64,159,587	$64,159,587
Net Asset Value	$9.90	$9.90
Class I-2
Shares	1,521,830	1,521,830
Net Assets	$16,072,198	$16,072,198
Net Asset Value	$10.56	$10.56
Fund Total
Net Unrealized Appreciation/(Depreciation)	$(35,013,889)	$(35,013,889)

	Before Reorganization	After Reorganization
	Pacific Funds Portfolio Optimization Moderate- Conservative	Aristotle Portfolio Optimization Moderate- Conservative Fund
Class A
Shares	21,810,560	21,810,560
Net Assets	$207,437,663	$207,437,663
Net Asset Value	$9.51	$9.51
Class C
Shares	2,042,313	2,042,313
Net Assets	$18,634,871	$18,634,871
Net Asset Value	$9.12	$9.12
Class I-2
Shares	461,492	461,492
Net Assets	$4,437,800	$4,437,800
Net Asset Value	$9.62	$9.62
Fund Total
Net Unrealized Appreciation/(Depreciation)	$(11,390,850)	$(11,390,850)

	Before Reorganization	After Reorganization
	Pacific Funds Portfolio Optimization Moderate	Aristotle Portfolio Optimization Moderate Fund
Class A
Shares	67,817,002	67,817,002
Net Assets	$678,265,951	$678,265,951
Net Asset Value	$10.00	$10.00

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	Before Reorganization	After Reorganization
	Pacific Funds Portfolio Optimization Moderate	Aristotle Portfolio Optimization Moderate Fund
Class C
Shares	7,265,025	7,265,025
Net Assets	$69,729,286	$69,729,286
Net Asset Value	$9.60	$9.60
Class I-2
Shares	2,169,967	2,169,967
Net Assets	$21,943,043	$21,943,043
Net Asset Value	$10.11	$10.11
Fund Total
Net Unrealized Appreciation/(Depreciation)	$(24,120,049)	$(24,120,049)

Reorganizations of Aristotle Core Equity Fund, Aristotle International Equity Fund, Aristotle Small Cap Equity Fund, Aristotle/Saul Global Equity Fund, Aristotle Value Equity Fund and Aristotle Core Equity Fund II, Aristotle International Equity Fund II, Aristotle Small Cap Equity Fund II, Aristotle/Saul Global Equity Fund II, Aristotle Value Equity Fund II.
Effective October 23, 2023, Aristotle Core Equity Fund, Aristotle International Equity Fund, Aristotle Small Cap Equity Fund, Aristotle/Saul Global Equity Fund and Aristotle Value Equity Fund, each a series of the Investment Managers Series Trust (“IMST”), (the “Phase II Predecessor Funds” or the “Phase II Acquired Funds”) reorganized into Aristotle Core Equity Fund II, Aristotle International Equity Fund II, Aristotle Small Cap Equity Fund II, Aristotle/Saul Global Equity Fund II and Aristotle Value Equity Fund II (the “Phase II Acquiring Funds”), respectively (the “October Reorganization”). The Phase II Predecessor Funds were deemed to be the accounting survivor for financial reporting purposes, and as a result, the financial statements and financial highlights of the Acquiring Funds, subsequently re-named Aristotle Core Equity Fund, Aristotle International Equity Fund, Aristotle Small Cap Equity Fund, Aristotle/Saul Global Equity Fund and Aristotle Value Equity Fund, reflect the operations of the Phase II Predecessor Funds for the periods prior to the October Reorganization.
As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect their historical cost basis as of the date of the reorganization. Immediately prior to the October Reorganization, the net assets, fair value of investments, net unrealized appreciation/(depreciation) and fund shares outstanding of the Phase II Predecessor Funds were as follows:

Fund	Net Assets	Fair Value of Investments	Net Unrealized Appreciation/ (Depreciation)	Shares Outstanding
Aristotle Core Equity Fund	$160,303,939	$160,401,086	$25,327,710	8,881,307
Aristotle International Equity Fund	375,259,394	377,360,178	12,596,276	32,399,612
Aristotle Small Cap Equity Fund	176,656,934	176,913,445	1,710,106	14,084,291
Aristotle/Saul Global Equity Fund	54,895,317	54,762,270	11,276,599	4,071,521
Aristotle Value Equity Fund	607,640,014	607,234,371	58,948,691	34,641,853

In connection with the reorganization, the net assets of the Phase II Acquired Funds were acquired by the Phase II Acquiring Funds on October 23, 2023. The acquisition was accomplished by a tax-free exchange of all shares of the Phase II Acquired Funds for shares of the Phase II Acquiring Funds as described in the prior table. For financial reporting purposes, the Phase II Predecessor Funds are deemed to be the accounting survivor and as a result, the financial statements and financial highlights do not reflect the operations of the Phase II Acquiring Funds. The assets received and shares issued by the Phase II Acquiring Funds were recorded at fair value; and, the cost basis of the

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investments received from the Phase II Acquired Funds were carried forward to align ongoing reporting of the Phase II Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Information with respect to the net assets and other relevant operating data for the Phase II Acquired Funds on the merger date are included below:

	Before Reorganization		After Reorganization
	Aristotle Core Equity Fund II	Aristotle Core Equity Fund	Aristotle Core Equity Fund
Class I*
Shares	19,415,441	8,881,307	19,415,441
Net Assets	$196,500,075	$160,303,939	$196,500,075
Net Asset Value	$10.12	$18.05	$10.12
Class I-2
Shares	—	—	8,881,307
Net Assets	$—	$—	$160,303,939
Net Asset Value	$—	$—	$18.05
Fund Total
Net Unrealized Appreciation/(Depreciation)	$3,322,853	$25,327,710	$28,650,563

*
Class I Shares of the Aristotle Core Equity Fund, a series of IMST, were exchanged for Class I-2 shares of the Aristotle Core Equity Fund II, a series of Aristotle Funds Series Trust, which was subsequently renamed Aristotle Core Equity Fund.

	Before Reorganization		After Reorganization
	Aristotle International Equity Fund II	Aristotle International Equity Fund	Aristotle International Equity Fund
Class I*
Shares	$19,448,229	$32,399,612	19,448,229
Net Assets	$182,607,294	$375,259,394	$182,607,294
Net Asset Value	$9.39	$11.58	$9.39
Class I-2
Shares	—	—	32,399,612
Net Assets	$—	$—	$375,259,394
Net Asset Value	$—	$—	$11.58
Fund Total
Net Unrealized Appreciation/(Depreciation)	$(12,924,347)	$12,596,276	$(328,071)

*
Class I Shares of the Aristotle International Equity Fund, a series of IMST, were exchanged for Class I-2 shares of the Aristotle International Equity Fund II, a series of Aristotle Funds Series Trust, which was subsequently renamed Aristotle International Equity Fund.

	Before Reorganization		After Reorganization
	Aristotle Small Cap Equity Fund II	Aristotle Small Cap Equity Fund	Aristotle Small Cap Equity Fund
Class A
Shares	290,893	—	290,893
Net Assets	$3,476,633	$—	$3,476,633
Net Asset Value	$11.95	$—	$11.95

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	Before Reorganization		After Reorganization
	Aristotle Small Cap Equity Fund II	Aristotle Small Cap Equity Fund	Aristotle Small Cap Equity Fund
Class C
Shares	74,917	—	74,917
Net Assets	$852,283	$—	$852,283
Net Asset Value	$11.38	$—	$11.38
Class I*
Shares	—	14,084,291	—
Net Assets	$—	$176,656,934	$—
Net Asset Value	$—	$12.54	$—
Class I-2**
Shares	1,297,021	—	1,297,021
Net Assets	$15,893,062	$—	$15,893,062
Net Asset Value	$12.25	$—	$12.25
Class I-3
Shares	—	—	14,084,291
Net Assets	$—	$—	$176,656,934
Net Asset Value	$—	$—	$12.54
Class R6
Shares	90,862	—	90,862
Net Assets	$1,070,788	$—	$1,070,788
Net Asset Value	$11.78	$—	$11.78
Fund Total
Net Unrealized Appreciation/(Depreciation)	$(1,386,574)	$1,710,106	$353,532

*
Class I Shares of the Aristotle Small Cap Equity Fund, a series of IMST, were exchanged for Class I-3 shares of the Aristotle Small Cap Equity Fund II, a series of Aristotle Funds Series Trust, which was subsequently renamed Aristotle Small Cap Equity Fund.

**	Effective November 6, 2023, Class I-2 was merged into Class I-3, and the subsequent share class was renamed Class I-2. The Class I-3 name was subsequently discontinued.

	Before Reorganization		After Reorganization
	Aristotle/Saul Global Equity Fund II	Aristotle/Saul Global Equity Fund	Aristotle/Saul Global Equity Fund
Class I*
Shares	—	4,071,521	—
Net Assets	$—	$54,895,317	$—
Net Asset Value	$—	13.48	$—
Class I-2
Shares	—	—	4,071,521
Net Assets	$—	$—	$54,896,047
Net Asset Value	$—	$—	$13.48
Fund Total
Net Unrealized Appreciation/(Depreciation)	$—	$11,276,599	$11,276,599

*
Class I Shares of the Aristotle/Saul Global Equity Fund, a series of IMST, were exchanged for Class I-2 shares of the Aristotle/Saul Global Equity Fund II, a series of Aristotle Funds Series Trust, which was subsequently renamed Aristotle/Saul Global Equity Fund.

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	Before Reorganization		After Reorganization
	Aristotle Value Equity Fund II	Aristotle Value Equity Fund	Aristotle Value Equity Fund
Class I*
Shares	—	34,641,853	—
Net Assets	$—	$607,640,014	$—
Net Asset Value	$—	$17.54	$—
Class I-2
Shares	—	—	34,641,853
Net Assets	$—	$—	$607,640,014
Net Asset Value	$—	$—	$17.54
Fund Total
Net Unrealized Appreciation/(Depreciation)	$—	$58,948,691	$58,948,691

*
Class I Shares of the Aristotle Value Equity Fund, a series of IMST, were exchanged for Class I-2 shares of the Aristotle Value Equity Fund II, a series of Aristotle Funds Series Trust, which was subsequently renamed Aristotle Value Equity Fund.

Assuming the merger had been completed on January 1, 2023, the beginning of the reporting period of the Acquiring Funds, the Acquiring Funds’ pro forma results of operations for the year ended December 31, 2023, are as follows:

Aristotle Core Equity Fund
Net investment income/loss	$2,034,383
Net realized and unrealized gain/loss on investments	$66,859,127
Total increase/decrease from operations	$68,893,510
Aristotle International Equity Fund
Net investment income/loss	$7,325,909
Net realized and unrealized gain/loss on investments	$68,932,013
Total increase/decrease from operations	$76,257,922
Aristotle Small Cap Equity Fund
Net investment income/loss	$942,434
Net realized and unrealized gain/loss on investments	$11,960,253
Total increase/decrease from operations	$12,902,687

NOTE 12 – SERVICE, CUSTODY, AND LINE OF CREDIT AGREEMENTS
The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and a Custody Agreement with U.S. Bank, N.A. (“USB” or the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services. The Funds have established an uncommitted line of credit (“LoC”) with USB to be used for temporary or emergency purposes, primarily for financing redemption payments, using the securities in the Funds’ portfolios as collateral, for all Funds except Aristotle Floating Rate Income Fund. Advances under the uncommitted LoC are limited to the lesser of the facility amount of $400,000,000, 20% of the Borrowing Fund’s market value, or 33 1/3% of the Borrowing Fund’s unencumbered assets. The uncommitted LoC has drawn pricing of the Prime Rate minus 1%.
Aristotle Floating Rate Income Fund has established a committed LoC with USB, as the lead arranger and administrative agent, to be used for temporary or emergency purposes, primarily for financing redemption payments, using the securities in the Funds’ portfolios as collateral. Advances under the committed line of credit facility are limited

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to $225,000,000. The committed line of credit has drawn pricing of the overnight rate + 120 basis points (“bps”) (10 bp credit spread adjustment) and a commitment fee of 30 basis points.
The aggregate outstanding principal balance of all loans and other borrowings shall not exceed:
•	The maximum amount permitted to be borrowed by a Fund (the “Borrower”) under the Borrower’s fundamental policies and operating policies
•
The maximum amount permitted to be lent to the Borrower under the intercreditor agreement and in conformity with applicable law and with the regulations of the Board of Governors of the Federal Reserve System.

•	20% (or such lower percentage as may be stated in the Borrower’s offering documents) of the Adjusted Total Net Assets of the Borrower.
During the period from April 1, 2024 to March 31, 2025, the details of the borrowings were as follows:

Fund	Average Daily Borrowings	Weighted Average Annualized Interest Rate	Maximum Borrowings
Aristotle International Equity Fund	$143,674	6.50%	$13,234,000
Aristotle Small Cap Equity Fund	56,315	6.91%	13,474,000
Aristotle/Saul Global Equity Fund	12,921	7.48%	4,572,000
Aristotle Value Equity Fund	127,726	6.50%	8,536,000

As of March 31, 2025, no Funds had outstanding borrowings. Total interest expenses paid by the Funds can be found in the Statements of Operations.
NOTE 13 – TRUSTEE COMPENSATION
For each fiscal year, each Independent Trustee receives a retainer fee of $150,000. The Chairman of the Board receives additional compensation of $20,000. The chairs of the Audit Committee and Nominating and Fund Governance Committee receive additional compensation of $10,000 and $5,000, respectively. Along with this compensation, the Trustees are reimbursed for expenses incurred in connection with attendance at quarterly meetings. The retainer fees and expense reimbursements are allocated proportionally to each Fund within the Trust based on net assets. No compensation is paid by the Trust to any of the Trust’s Officers or the Interested Trustee. Effective January 1, 2025, each Independent Trustee receives a retainer fee of $157,500, and the Nominating and Fund Governance Committee Chair will receive additional compensation of $7,000.
NOTE 14 – SUBSEQUENT EVENTS EVALUATION
In preparing these financial statements, the Funds have evaluated events and transactions through the date of issuance for potential recognition or disclosure resulting from subsequent events. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.
NOTE 15 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2025, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Aristotle Core Bond Fund	Pacific Life Insurance Company	61.69%
Aristotle Core Bond Fund	Aristotle Portfolio Optimization Conservative Fund	26.62%
Aristotle High Yield Bond Fund	Aristotle Portfolio Optimization Moderate Fund	32.10%
Aristotle Ultra Short Income Fund	Pacific Life Insurance Company	51.54%

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Fund	Shareholder	Percent of Shares Held
Aristotle Core Equity Fund	Aristotle Portfolio Optimization Growth Fund	28.17%
Aristotle Growth Equity Fund	Aristotle Portfolio Optimization Growth Fund	37.35%
Aristotle Growth Equity Fund	Aristotle Portfolio Optimization Moderate Fund	34.83%
Aristotle Small Cap Equity Fund	National Finance Services LLC	38.02%
Aristotle Small/Mid Cap Equity Fund	National Finance Services LLC	25.95%
Aristotle Value Equity Fund	Morgan Stanley	59.10%

Accounting Standards Update
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirement.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
Principal Risks
The following provides information about the principal risks of the Funds identified in the Prospectus.
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact a Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal. A portfolio manager’s investment strategies are also discretionary and there can be no assurance that their investment strategies will be advantageous for a Fund. From time to time, the activities of a portfolio manager’s firm (and/or its affiliates) may be limited because of regulatory restrictions and/or their own internal policies or market, liquidity or other issues which may limit the investment opportunities for a Fund managed by such firm. Investments held for cash management or temporary defensive investing purposes can fluctuate in value and are subject to risk, including market and regulatory, interest rate and credit risks. Uninvested cash will be subject to the credit risk of the depositary institution holding the cash, in which case it is possible that no income would be earned on the cash and yield would go down. If significant assets are used for cash management or defensive investing purposes, investment goals may not be met.
Asset Allocation Fund of Funds Risk: If a Fund is a fund of funds, it will be exposed to the same risks as the Underlying Funds in which it invests in direct proportion to its allocations to those Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, this theory assumes that asset classes do not move in tandem and that positive returns in one asset class will help offset negative returns in another asset class. You still may lose money if this theory proves incorrect and/or experience price volatility. Because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, the sub-adviser estimates each Underlying Fund’s investment exposures to determine a Fund’s allocations to the Underlying Fund. As a result, a Fund’s actual allocation to an Underlying Fund, as applicable, may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance of and the sub-adviser’s assumptions about asset classes and Underlying Funds may diverge from historical performance and assumptions used to develop allocations in light of actual market

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conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in a fund of funds. Fund shareholders also bear indirectly their proportionate share of the expenses of the respective Underlying Fund in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees.
Conflicts of Interest Risk: The investment adviser and sub-adviser are subject to competing interests that have the potential to influence investment decisions for the Fund. With respect to retaining new Manager for Underlying Funds, if an affiliate of the investment adviser has investment advisory capabilities in investment strategies used or to be used by an Underlying Fund, then the investment adviser may be influenced to recommend its affiliate as Manager of that Underlying Fund. With respect to Underlying Funds already managed by an affiliate of the investment adviser, these competing interests may influence the investment adviser with regard to remedial measures that it might recommend in the event such a Fund was underperforming. For example, in the case of an underperforming Underlying Fund managed by an affiliate of the investment adviser, the investment adviser may be influenced to recommend the pursuit of remedial measures other than replacement of its affiliate as a Manager of the Fund and to pursue such remedial measures for a longer period of time than might be the case if the Underlying Fund were managed by an unaffiliated Manager. In addition, the sub-adviser may be influenced by its or the investment adviser’s view of the best interests of Underlying Funds, such as a view that an Underling Fund may benefit from additional assets or could be harmed by redemptions. The sub-adviser has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and the sub-adviser may not take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the Fund.
PLFA provides asset allocation advisory services to various mutual funds. Although some of the Funds subadvised by PLFA may have names or investment goals that resemble other Funds managed by PLFA, they will not have the same allocation percentages, underlying holdings or performance.
Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.
Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically. The credit quality of securities can change rapidly in certain market environments, particularly during volatile markets or periods of economic uncertainty or downturn, and the default of a single holding could cause significant NAV deterioration. A debt security’s issuer (or a borrower or counterparty to a repurchase agreement or reverse repurchase agreement) may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk.
Currency Risk: Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition or removal of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of a Fund’s investments denominated in or with exposure to that foreign currency. For Funds that may hold short currency exposure, an appreciation in the value of the currency shorted would incur a loss for the Fund. As a currency control, certain countries aim to fix (or “peg” or “manage”) the exchange rates of their currencies against other countries’ currencies (the reference currency), rather than allowing them to fluctuate based on market forces. A pegged currency typically has a very narrow band of fluctuation (or a completely fixed rate) against the value of its reference currency and, as a result,

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may experience sudden and significant decline in value if the reference currency also declines in value. A managed currency establishes minimum exchange rates against its reference currency and, as a result, is not allowed to fall below a certain level against the reference currency but can rise above the reference currency’s value. There is no guarantee that these currency controls will remain in place and if these exchange rates were allowed to fluctuate based on market forces (for instance, a currency is “de-pegged” against its reference currency), there can be large losses as a result of exchange rates movements, which may adversely impact a Fund’s returns. In addition, the use of foreign exchange contracts (such as forward foreign currency contracts) to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.
Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including but not limited to interest rate risk and credit risk, which may affect their value. Many debt securities give the issuer the right to redeem (“call”) the security prior to maturity. If an issuer calls a security in which a Fund has invested, the Fund may not recoup the full amount of its initial investment in the security and may be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the called security. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.
Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the imposition of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
Equity Securities Risk: Stock markets are volatile. Equity securities tend to go up and down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Income from equity securities may be reduced by changes in the dividend policies of issuers and there is no guarantee that issuers will distribute dividends in the future or that dividends will remain at current levels or increase over time. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer’s products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
ETF Risk: Investing in an ETF will provide a Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their NAVs. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for several reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. A Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
Financial Sector Risk: Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. The profitability of financial services companies is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or as a result of increased competition. During a general market downturn, numerous financial services companies may experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or even cease

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operations. These actions may cause the securities of a financial services company to experience dramatic declines in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector.
Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods, which may result in cash proceeds not being immediately available to a Fund. As a result, a Fund that invests in floating rate loans may be subject to greater liquidity risk than a Fund that does not. Funds that invest in floating rate loans take steps to maintain adequate liquidity, such as borrowing cash under a line of credit or other facility through their custodian bank; however, these actions may increase expenses to a Fund (such as borrowing cost) or may not always be adequate, particularly during periods of market stress. Investments in floating rate loans are typically in the form of a participation or assignment. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by financial institutions or lending syndicates. In a loan participation, a Fund may participate in such syndications, or buy part of a loan, becoming a part lender. In a loan participation, a Fund assumes the credit risk associated with the borrower and may assume the credit risk associated with the financial intermediary that syndicated the loan. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, a Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. In addition, a Fund may not be able to control the exercise of remedies that the lender would have under the loan and likely would not have any rights against the borrower directly. In purchasing an assignment, a Fund succeeds to all the rights and obligations under the loan agreement of the assigning bank or other financial intermediary and becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.
Floating rate loans are also subject to prepayment risk. Borrowers may pay off their loans sooner than expected, particularly when interest rates are falling. A Fund investing in such securities will be required to reinvest this money at lower yields, which can reduce its returns. Similarly, debt obligations with call features have the risk that an issuer will exercise the right to pay an obligation (such as a mortgage-backed security) earlier than expected. Prepayment and call risk typically occur when interest rates are declining.
In addition, the floating rate feature of loans means that floating rate loans will not generally experience capital appreciation in a declining interest rate environment. Conversely, when interest rates are rising, the duration of such securities tends to extend, making them more sensitive to changes in interest rates (extension risk), although floating rate debt securities are typically less exposed to this risk than fixed rate debt securities.
Floating rate loans generally are subject to restrictions on transfer and may be difficult to sell at a time when the Manager seeks to sell the loan or may only be sold at prices that are less than their fair market value. Fair market value may be difficult to establish for loans. A loan may not be fully collateralized and can decline significantly in value. In addition, access to collateral backing the loan may be limited by bankruptcy or other insolvency laws. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions.
A loan may also be in the form of a bridge loan, which is designed to provide temporary or “bridge” financing to a borrower, pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. A bridge loan involves a risk that the borrowers may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.
A loan may be a senior loan or a junior loan. Senior loans typically provide lenders with a first right to cash flows or proceeds from the sale of a borrower’s collateral if the borrower becomes insolvent (subject to certain limitations of bankruptcy law). However, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of a default or that such collateral could be readily liquidated. In addition, senior loans are subject to the risk that a court could subordinate such senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of senior loans including, in certain circumstances, invalidating such

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senior loans or causing interest previously paid to be refunded to the borrower. Any such actions could negatively affect a Fund’s performance. To the extent a Fund invests in junior loans, these loans involve a higher degree of overall risk than senior loans of the same borrower because of their lower place in the borrower’s capital structure and possible unsecured status.
A significant portion of the floating rate loans held by a Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans.
Although the overall size and number of participants in the market for floating rate loans (or bank loans) has grown over the past decade, floating rate loans continue to trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of floating rate loans are generally subject to contractual restrictions that must be satisfied before a floating rate loan can be bought or sold. These restrictions may impede a Fund’s ability to buy or sell floating rate loans, negatively impact the transaction price, and impede a Fund’s ability to timely vote or otherwise act with respect to floating rate loans. As a result, it may take longer than seven days for transactions in floating rate loans to settle, which make it more difficult for a Fund to raise cash to pay investors when they redeem their shares in the Fund. A Fund may then have to sell its floating rate loans or other investments at an unfavorable time and/or under unfavorable conditions, hold cash, temporarily borrow from banks or other lenders, or take other actions to meet short-term liquidity needs in order to satisfy redemption requests from Fund shareholders and may be adversely impacted. These actions may impact a Fund’s performance (in the case of holding cash or selling securities) or increase a Fund’s expenses (in the case of borrowing).
It is also unclear whether the U.S. federal securities laws, which afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities, would be available to a Fund’s investments in a loan. This is because a loan may not be deemed to be a security in certain circumstances. In these instances, the Fund may need to rely on contractual provisions in the loan documents for some protections and also avail itself of common law fraud protections under applicable state law, which could increase the risk and expense to the Fund of investing in loans. In addition, holders of such loans may from time to time receive confidential information about the borrower. In certain circumstances, this confidential information may be considered material non-public information. Because U.S. laws and regulations generally prohibit trading in securities of issuers while in possession of material, non-public information, a Fund that receives confidential information about a borrower for loan investments might be unable to trade securities or other instruments issued by the borrower when it would otherwise be advantageous to do so and, as such, could incur a loss. For this reason, a Fund or its Manager may determine not to receive confidential information about a borrower for loan investments, which may disadvantage the Fund relative to other investors who do receive such information.
Foreign Investment Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region. Foreign securities may include ADRs, EDRs and GDRs. Unsponsored ADRs, EDRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
Geographic Focus Risk: If a Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.

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Geographic Risk Related to Europe: Europe includes both developed and emerging markets. Most Western European countries are members of the European Union (the “EU”), which imposes restrictions on inflation rates, deficits, and debt levels. Both developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro, recessions among European countries and acts of war in the region may have a significant adverse effect on the economies of other European countries, including those of Eastern Europe. In particular, the extent and duration of Russia’s invasion of Ukraine, the resulting sanctions on Russia, the subsequent impact on global markets and trade remain unknown but could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than “undervalued” companies, for example. A smaller company with a promising product and/or operating in a dynamic field may have greater potential for rapid earnings growth than a larger one. Additionally, many companies in certain market sectors like health care and technology are faster-growing companies with limited operating histories and greater business risks, and their potential profitability may be dependent on regulatory approval of their products or developments affecting those sectors, which increases the volatility of these companies’ securities prices and could have an adverse impact upon the companies’ future growth and profitability.
High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies or governments that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk due to fewer market participants (buyers/sellers of these assets) and less capital available to market makers (broker-dealers) as compared to higher rated securities, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities. Non-investment grade debt instruments may include securities that are stressed, distressed or in default and are subject to credit risk.
Index Sampling Risk: Because index sampling relies on the securities selected to have economic characteristics similar to securities in the fund’s benchmark index, it may not result in the aggregate in investment performance matching that of that fund’s benchmark index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.
Industrials Sector Risk: The operations and businesses of companies in the industrials sector are subject to several risks. The industrials sector can be affected by government regulation, world events, commodity prices, exchange rates and economic conditions, and liabilities for environmental damage, product liability claims, and general civil liabilities. Companies in the industrials sector may also be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of industrial sector companies may face obsolescence due to rapid technological developments and frequent new product introduction.
Information Technology Sector Risk: Information Technology companies face numerous risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants, government regulation and patent and intellectual property rights and rapid obsolescence of products and services due to information technological innovations or changing consumer preferences. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. In addition, many U.S. technology companies have diverse operations, with products or services in foreign markets, exposing them to foreign investment risk.
Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with

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shorter durations or floating or adjustable (also known as variable) interest rates. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions, and expectations about the foregoing. In addition, as interest rates rise, the value of fixed income investments will generally decrease. The negative impact on debt instruments from interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Certain countries have experienced negative interest rates on certain debt securities. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. During periods when interest rates are low or there are negative interest rates, a Fund’s yield (and total return) also may be low, and the Fund may experience low or negative returns. A Fund may be subject to heightened levels of interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates. Floating or adjustable-rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset. An interest rate reset may not completely offset changes in interest rates. Resets that may be tied to an index may not reflect the prevailing interest rate changes. There is a risk of a lag between interest rate and index changes.
Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies but are still subject to equity securities risk. Large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
Leverage Risk: A Fund’s investment in forward commitments, futures contracts, options, or swap agreements, including taking short positions using certain derivatives, as a principal investment strategy gives rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed a Fund’s principal amount invested. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. There is no guarantee that a Fund will use leverage, or when it does, that a Fund’s leveraging strategy will be successful or produce a high return on an investment.
Liquidity Risk: Generally, a security or investment is considered illiquid if it is not reasonably expected to be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the security. Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. A Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. Liquid investments may become less liquid or illiquid, and thus more difficult to sell, over time or suddenly and unexpectedly. This may occur, for example, as a result of adverse market or economic conditions (including financial distress, or geopolitical events such as sanctions, trading halts or wars) or investor perceptions, which may be independent of any adverse changes to the particular issuer. Less liquidity also means that more subjectivity may be used in establishing the value of the securities or other investments. For example, if market quotations are not readily available or reliable for these investments, the securities or other investments will be valued by a method that reflects fair value. Valuations determined in this manner may require subjective inputs about the value of these investments. Some securities (such as loans) may have no active trading market and may be subject to restrictions on resale. The markets in which such securities trade may be subject to irregular trading, wide bid/ask spreads and extended trade settlement periods, which may impair a Fund’s ability to sell the holding at the price it has valued the holding causing a decline in the Fund’s NAV. Investments in companies in turn-around, distress or other similar situations may be or become less liquid than other investments, particularly when the economy is not robust or during market downturns. Reduced liquidity resulting from these situations may impede a Fund’s ability to meet unusually high or unanticipated levels of redemption requests. Each Fund may borrow money to the extent permitted

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under the 1940 Act to meet redemption requests by Fund shareholders; however, these actions may increase the expenses for a Fund (such as borrowing cost) or may not always be adequate, particularly during periods of market stress.
Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies. Mid-capitalization (also known as “medium capitalization”) companies may have a shorter history of operations, more limited ability to raise capital, inexperienced management, limited product lines, less capital reserves and liquidity and more speculative prospects for future growth, sustained earnings or market share than larger companies, and are therefore more sensitive to economic, market and industry changes. It may be difficult to sell a mid-capitalization position at an acceptable time and price because of the potentially less frequent trading of stocks of mid-capitalization companies.
Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities, including CLOs, are subject to certain risks. The value of these securities will be, as applicable, influenced by the factors affecting the housing market or the market for the assets underlying such securities or the issuers of such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, these securities may decline in value, become difficult to value, become more volatile and/or become illiquid.
Extension Risk – Generally, rising interest rates tend to extend the duration of fixed rate mortgage-backed or other asset-backed securities, making them more sensitive to changes in interest rates and making any Fund holding such securities more volatile. This is because when interest rates rise, the issuer of a security held by a Fund may make principal payments on that security on a delayed basis. Such delayed principal payments decrease the value of the security. In addition, as payments are received later than agreed upon, a Fund may miss or postpone the opportunity to reinvest in higher yielding investments.
Interest Rate Risk – When interest rates rise, borrowers with variable interest rate loans may not be able to repay their loans at the higher interest rates. This could cause an increase in defaults and decrease the value of certain mortgage-related or other asset-backed securities.
Subprime Risk or Credit Risk – Mortgage-related securities may have exposure to subprime loans and subprime mortgages, which are loans or mortgages made to borrowers with lower credit ratings. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. In addition, holdings in non-investment grade (high yield/high risk) asset-backed securities, including mortgage pools with exposure to subprime loans or mortgages, have a greater risk of being or becoming less liquid than other debt securities, especially when the economy is not robust, during market downturns, or when credit is tight. Other asset-backed securities, such as CLOs, may also be subject to exposure resulting from loans to borrowers with lower credit ratings, who pose a higher level of default risk.
Prepayment Risk – In addition, adjustable and fixed rate mortgage-related or other asset-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages (or other debt obligations) sooner than expected. This can reduce a Fund’s returns because it may have to reinvest that money at the lower prevailing interest rates.
Call Risk – Similarly, debt obligations with call features have the risk that an issuer will exercise the right to pay an obligation (such as a mortgage-backed security) earlier than expected. This call risk typically occurs when interest rates are declining.
U.S. Government Securities Risk – Mortgage-backed securities may be issued by the U.S. government, which are subject to U.S. government securities risk.
Issuer Risk – Mortgage-backed and asset-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers are subject to additional risks. For mortgage-backed securities, timely payment of interest and principal of non-governmental issuers is often supported by various forms of private insurance or guarantees, including

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individual loan, title, pool and hazard insurance purchased by the issuer, and there can be no assurance that these private insurers can meet their obligations under the policies. Other asset-backed securities, including CLOs, are subject to economic risks in addition to structural risks, such as the contractual obligations governing the priority of payments, and risks arising from the management of the issuer, including conflicts of interest, departure of personnel or resource constraints, and regulatory or other developments that may adversely impact the manager of the issuer.
Stripped Mortgage-Related Securities Risk – Stripped mortgage-related securities can be particularly sensitive to changes in interest rates. Stripped mortgage-related securities are made up of Interest Only (“IO”) and Principal Only (“PO”) components. IOs present a heightened risk of total loss of investment.
Non-Diversification Risk: A “non-diversified” mutual fund may hold a smaller number of portfolio securities than many other funds. To the extent a non-diversified fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the fund may affect its value more than if it invested in a larger number of issuers. The value of the fund’s shares may be more volatile than the values of shares of more diversified funds.
Passive Management Risk: A passively managed (or index) fund generally holds constituent securities of its benchmark index regardless of performance, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform a benchmark index). Such fund will also perform poorly when the index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track its index as closely as possible.
Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise. Convertible preferred stock allows the holder to convert the preferred shares into a fixed number of common shares, usually after a predetermined date. Like preferred stock, convertible preferred stock generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends but ranks behind bonds, including convertible bonds, in priority upon liquidation.
REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.
In addition to these risks, residential/diversified REITs and commercial equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Code, or to maintain their exemptions from registration under the 1940 Act. The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.
Sector Focus Risk: A Fund may be invested more heavily from time to time (e.g., over 20% of its assets) in a particular sector (which is more broadly defined than an industry classification). If a Fund is invested more heavily in

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a particular sector, its performance will be more sensitive to risks and developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events.
Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies. Small-capitalization companies may have fewer financial resources, limited product and market diversification, greater potential for volatility in earnings and business prospects, and greater dependency on a few key managers. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, more limited ability to raise capital, inexperienced management, and more speculative prospects for future growth or sustained earnings or market share than larger companies. In addition, these companies may be more susceptible to the underperformance of a sector in which it belongs and therefore, may be riskier and more susceptible to price changes. It may be difficult or impossible to liquidate a small-capitalization position at an acceptable time and price because of the potentially less frequent trading of stocks of smaller market capitalizations.
Underlying Fund Risk: Because a Fund is available for investment by the Portfolio Optimization Funds and thus may have a significant percentage of its outstanding shares held by a Portfolio Optimization Fund, a change in asset allocation by a Portfolio Optimization Fund could result in large redemptions out of a Fund, causing the sale of securities in a short timeframe and potential increases in expenses to a Fund and its remaining shareholders, both of which could negatively impact performance.
U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities, or sponsored enterprises if those entities are not able to meet their financial obligations. Some U.S. government securities are supported only by the credit of the issuing agency, which depends entirely on its own resources to repay the debt. Although there are many types of U.S. government securities, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks that may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. Pursuant to the authorities of the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”), Fannie Mae and Freddie Mac have been in a conservatorship under FHFA since September 2008. Should Fannie Mae and Freddie Mac exit the conservatorship, the effect this will have on the entities’ debt and equities, and on securities guaranteed by the entities, is unclear.
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market. These companies may be subject to lower price volatility than companies considered to be “growth” companies. In value investing, the principal belief is that the market overreacts to good and bad news, resulting in stock price movements that do not correspond with a company’s long-term fundamentals. In that case, the result is an opportunity for value investors to profit by buying when the price is deflated. However, the intrinsic value of a company is subjective, meaning there is no empirically “correct” intrinsic value. A portfolio manager’s processes for determining value will vary. There is a risk that a portfolio manager’s determination that a stock is undervalued is not correct or is not recognized in the market.
Warrants and Rights Risk: Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.

193

ARISTOTLE FUNDS SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and
Board of Trustees of the
Aristotle Funds Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Aristotle Core Bond Fund (formerly known as Aristotle ESG Core Bond Fund), Aristotle Core Income Fund, Aristotle Floating Rate Income Fund, Aristotle High Yield Bond Fund, Aristotle Short Duration Income Fund, Aristotle Strategic Income Fund, Aristotle Ultra Short Income Fund, Aristotle Core Equity Fund, Aristotle Growth Equity Fund, Aristotle International Equity Fund, Aristotle Small Cap Equity Fund, Aristotle Small/Mid Cap Equity Fund, Aristotle/Saul Global Cap Equity Fund, Aristotle Value Equity Fund, Aristotle Portfolio Optimization Aggressive Growth Fund, Aristotle Portfolio Optimization Conservative Fund, Aristotle Portfolio Optimization Growth Fund, Aristotle Portfolio Optimization Moderate Conservative Fund, and Aristotle Portfolio Optimization Moderate Fund (the “Funds”), each a series of Aristotle Funds Series Trust (the “Trust”), including the schedules of investments, as of March 31, 2025, the related statements of operations, the statements of changes in net assets, the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of March 31, 2025, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting Aristotle Funds Series Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Aristotle Core Bond Fund (formerly known as Aristotle ESG Core Bond Fund), Aristotle Core Income Fund, Aristotle Floating Rate Income Fund, Aristotle High Yield Bond Fund, Aristotle Short Duration Income Fund, Aristotle Strategic Income Fund, Aristotle Ultra Short Income Fund, Aristotle Growth Equity Fund, Aristotle Small/Mid Cap Equity Fund, Aristotle Portfolio Optimization Aggressive Growth Fund, Aristotle Portfolio Optimization Conservative Fund, Aristotle Portfolio Optimization Growth Fund, Aristotle Portfolio Optimization Moderate Conservative Fund, and Aristotle Portfolio Optimization Moderate Fund
	For the year ended March 31, 2025	For each of the two years in the period ended March 31, 2025	For each of the two years in the period ended March 31, 2025
Aristotle Core Equity Fund, Aristotle International Equity Fund, Aristotle Small Cap Equity Fund, Aristotle/Saul Global Cap Equity Fund, and Aristotle Value Equity Fund	For the year ended March 31, 2025	For the year ended March 31, 2025, for the three months period ended March 31, 2024 and for the year ended December 31, 2023	For the year ended March 31, 2025, for the three months period ended March 31, 2024 and for each of the four years in the period ended December 31, 2023

With respect to Aristotle Core Bond Fund (formerly known as Aristotle ESG Core Bond Fund), Aristotle Core Income Fund, Aristotle Floating Rate Income Fund, Aristotle High Yield Bond Fund, Aristotle Short Duration Income Fund, Aristotle Strategic Income Fund, Aristotle Ultra Short Income Fund, Aristotle Growth Equity Fund, Aristotle Small/Mid Cap Equity Fund, Aristotle Portfolio Optimization Aggressive Growth Fund, Aristotle Portfolio Optimization Conservative Fund, Aristotle Portfolio Optimization Growth Fund, Aristotle Portfolio Optimization Moderate Conservative Fund, and Aristotle Portfolio Optimization Moderate Fund, the financial highlights for each of the three years in the period ended March 31, 2023 were audited by other auditors, whose report dated May 24, 2023 expressed an unqualified opinion on such financial highlights.

194

ARISTOTLE FUNDS SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2012.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
May 23, 2025

195

Aristotle Funds Series Trust
Additional Notices
March 31, 2025
Other Tax Information (Unaudited)
The Funds designated the following percentages of dividends during the year ended March 31, 2025 as dividends qualifying for the dividends received deduction available to corporate shareholders and as dividends from net investment income that are qualifying income under the Jobs and Growth Tax Relief Reconciliation Act of 2003, respectively:

	Dividends Received Deduction % for Corporate Shareholders	% of Dividends as Qualified Income
Aristotle Core Bond Fund	0.00%	0.00%
Aristotle Core Income Fund	0.00%	0.00%
Aristotle Floating Rate Income Fund	0.00%	0.00%
Aristotle High Yield Bond Fund	0.00%	0.00%
Aristotle Short Duration Income Fund	0.00%	0.00%
Aristotle Strategic Income Fund	0.00%	0.00%
Aristotle Ultra Short Income Fund	0.00%	0.00%
Aristotle Core Equity Fund	100.00%	100.00%
Aristotle Growth Equity Fund	100.00%	100.00%
Aristotle International Equity Fund	0.00%	100.00%
Aristotle Small Cap Equity Fund	100.00%	100.00%
Aristotle Small/Mid Cap Equity Fund	100.00%	100.00%
Aristotle/Saul Global Equity Fund	62.92%	100.00%
Aristotle Value Equity Fund	100.00%	100.00%
Aristotle Portfolio Optimization Aggressive Growth Fund	1.74%	40.34%
Aristotle Portfolio Optimization Conservative Fund	0.37%	9.05%
Aristotle Portfolio Optimization Growth Fund	12.06%	44.27%
Aristotle Portfolio Optimization Moderate Conservative Fund	11.38%	16.01%
Aristotle Portfolio Optimization Moderate Fund	16.26%	23.09%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) for each Fund were as follows (unaudited).

% of Dividends as Short-Term Capital Gain
Aristotle Core Bond Fund	0.00%
Aristotle Core Income Fund	0.00%
Aristotle Floating Rate Income Fund	0.00%
Aristotle High Yield Bond Fund	0.00%
Aristotle Short Duration Income Fund	0.00%
Aristotle Strategic Income Fund	0.00%
Aristotle Ultra Short Income Fund	0.00%
Aristotle Core Equity Fund	0.00%
Aristotle Growth Equity Fund	100.00%
Aristotle International Equity Fund	0.00%
Aristotle Small Cap Equity Fund	0.00%
Aristotle Small/Mid Cap Equity Fund	67.38%
Aristotle/Saul Global Equity Fund	0.00%
Aristotle Value Equity Fund	0.00%
Aristotle Portfolio Optimization Aggressive Growth Fund	0.00%
Aristotle Portfolio Optimization Conservative Fund	0.00%

196

Aristotle Funds Series Trust
Additional Notices
March 31, 2025(Continued)

% of Dividends as Short-Term Capital Gain
Aristotle Portfolio Optimization Growth Fund	0.00%
Aristotle Portfolio Optimization Moderate Conservative Fund	0.00%
Aristotle Portfolio Optimization Moderate Fund	0.00%

PRIVACY PRINCIPLES OF THE ARISTOTLE FUNDS FOR SHAREHOLDERS
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.
Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).
This report is sent to shareholders of the Aristotle Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.
PROXY VOTING POLICIES AND PROCEDURES
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at 844-ARISTTL (844-274-7885) or on the SEC’s website at www.sec.gov.
PROXY VOTING RECORD
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 844-ARISTTL (844-274-7885) or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.
PORTFOLIO HOLDINGS DISCLOSURE
The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330. The Funds’ Part F of Form N-PORT may also be obtained by calling toll-free 844-ARISTTL (844-274-7885) or by visiting the Funds’ website https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201
844-ARISTTL (844-274-7885)

197

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

For the year ended March 31, 2025, the aggregate remuneration the Registrant paid the directors, all members of any advisory board and any officers are disclosed in the Financial Statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for Approval of Investment Advisory Agreements

•	Aristotle Core Income Fund	•	Aristotle Portfolio Optimization Aggressive Growth Fund
•	Aristotle ESG Core Bond Fund	•	Aristotle Portfolio Optimization Conservative Fund
•	Aristotle Floating Rate Income Fund	•	Aristotle Portfolio Optimization Growth Fund
•	Aristotle High Yield Bond Fund	•	Aristotle Portfolio Optimization Moderate Conservative Fund
•	Aristotle Short Duration Income Fund	•	Aristotle Portfolio Optimization Moderate Fund
•	Aristotle Strategic Income Fund
•	Aristotle Ultra Short Income Fund
•	Aristotle Core Equity Fund
•	Aristotle Growth Equity Fund
•	Aristotle International Equity Fund
•	Aristotle Small Cap Equity Fund
•	Aristotle Small/Mid Cap Equity Fund
•	Aristotle Saul/Global Equity Fund
•	Aristotle Value Equity Fund

Aristotle Funds Series Trust’s (the “Trust”) Investment Advisory Agreement with Aristotle Investment Services, LLC (the “Adviser” or “Aristotle”) and the Adviser’s separate Subadvisory Agreement with each of Aristotle Atlantic Partners, LLC (“Aristotle Atlantic”), Aristotle Capital Boston, LLC (“Aristotle Boston”), Aristotle Capital Management, LLC (“Aristotle Capital”), Aristotle Pacific Capital, LLC (“Aristotle Pacific”) and Pacific Life Fund Advisors LLC (“PLFA”) (each, a “Sub-Adviser”) (the Investment Advisory Agreement and the Subadvisory Agreements, together, the “Advisory Agreements”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

In 2024, the Board of Trustees (the “Board”) had four regularly scheduled quarterly meetings and several special meetings and took into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees considered, at each relevant meeting, factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance with legal and regulatory requirements and the services and support provided to each Fund and its shareholders by the Adviser and Sub-Advisers.

As part of the review process, the Independent Trustees met independently of Aristotle, Trust management and of the interested trustee of the Board to consider the renewal of the Advisory Agreements. During the review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials relating to the renewal of the Advisory Agreements received from Aristotle, the Sub-Advisers, Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund data, and independent legal counsel. After reviewing the information received, the Independent Trustees requested supplemental information and Aristotle and the Sub-Advisers provided additional materials and other information in response. The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the renewal of the Advisory Agreements for each Fund for another one-year period, commencing January 1, 2025.

The Board concluded that it was in the best interests of each Fund to renew the Advisory Agreements. In reaching this conclusion for the Funds, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors and the Board, including each Independent Trustee, weighed each factor differently in reaching their determination.

The Board considered the nature, extent and quality of the services provided by Aristotle and the Sub-Advisers to each Fund. The Board noted that: (1) pursuant to the Funds’ Advisory Agreements, Aristotle and the Sub-Advisers provide portfolio management services to the Funds and receive an advisory fee; and (2) pursuant to a separate Supervision and Administration Agreement, Aristotle receives a supervision and administration fee. The Board considered the background and qualifications of the investment, compliance and administrative personnel involved in the management and oversight of the Funds, reviewed information regarding each Fund’s performance, advisory fee and expense ratios for its share classes compared to similar funds and considered the experience of Aristotle in providing services to each Fund. In assessing each Fund’s performance, the Board considered that performance is closely evaluated at the quarterly meetings and that Aristotle and the Sub-Advisers employ a long-term investment approach. The Board considered any underperformance by a Fund relative to peer funds and benchmarks and Aristotle and the Sub-Advisers’ explanations for such underperformance. The Board also considered Aristotle and the Sub-Advisers’ discussions of its investment processes, Aristotle and the Sub-Advisers’ work to evaluate whether potential changes to such processes could improve performance and the outcomes of such evaluations. In evaluating the advisory fee paid by each Fund relative to comparative data, the Board considered not only the advisory fee, but also the combination of the advisory fee and the applicable supervision and administration fee given the “unitary fee” structure of the Funds and that such fees together represent most or all of a Fund’s total expenses. The Board also considered the advisory fee schedule for each Fund. The Board considered other benefits derived by Aristotle and its affiliates from their relationship to the Funds. The Board concluded that the nature, extent and quality of the services provided by Aristotle and the Sub-Advisers to the Funds, pursuant to the Advisory Agreements, were satisfactory.

The Board reviewed Aristotle’s and the Sub-Advisers’ revenues received with respect to the Funds and the nature of Aristotle’s resources expended in providing solely advisory services as well as the supervision and administration and other services to the Funds. The Board considered Aristotle’s and the Sub-Advisers’ profitability with respect to the Funds and concluded that it was reasonable in comparison to the services performed.

The Board considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of a Fund. The Board also considered the extent to which economies of scale realized by the Adviser or the Sub-Advisers are shared with a Fund indirectly through investment by the Adviser in its business to enhance efficiencies and effectiveness of operations impacting the Funds and directly through fee waivers and expense reimbursements.

The following is a summary of the information considered, and conclusions reached, by the Board.

Aristotle Core Income Fund

The Board noted that the Fund ranked in the 5th quintile vs. its advisory fee peer group and peer universe, and in the 5th quintile and 3rd quintile vs. its total expense peer group and peer universe, respectively. The Board also noted that the Fund’s performance ranked in the 2nd quintile for the 1-year period and the 1st quintile for the 3-year, 5-year and 10-year periods vs. its peer group and ranked in the 2nd quintile for the 1-year period and the 1st quintile for the 3-year, 5-year and 10-year periods vs. its peer universe. The Board concluded that, while the Fund’s contractual advisory fee was on the higher end of the spectrum of the expense peer group, on the basis of the information provided, the advisory fee was reasonable.

Aristotle ESG Core Bond Fund

The Board noted that the Fund ranked in the 5th quintile and 4th quintile vs. its advisory fee peer group and peer universe, respectively, and in the 1st quintile and 3rd quintile vs. its total expense peer group and peer universe, respectively. They also noted that the Fund’s performance ranked in the 1st quintile for the 1-year and 3-year periods vs. its peer group and ranked in the 1st quintile for the 1-year and 3-year periods vs. its peer universe. The Board concluded that, while the Fund’s contractual advisory fee was on the higher end of the spectrum of the expense peer group, on the basis of the information provided, the advisory fee was reasonable.

Aristotle Floating Rate Income Fund

The Board noted that the Fund ranked in the 5th quintile vs. its advisory fee peer group and peer universe, and in the 5th quintile and 4th quintile vs. its total expense peer group and peer universe,

respectively. The Board also noted that the Fund’s performance ranked in the 1st quintile for the 1-year and 3-year periods, 2nd quintile for the 5-year period and 1st quintile for the 10-year period vs. its peer group and ranked in the 1st quintile for the 1-year, 3-year, 5-year and 10-year periods vs. its peer universe. The Board concluded that, while the Fund’s contractual advisory fee was on the higher end of the spectrum of the expense peer group, on the basis of the information provided, the advisory fee was reasonable.

Aristotle High Yield Bond Fund

The Board noted that the Fund ranked in the 5th quintile vs. its advisory fee peer group and peer universe, and in the 2nd quintile and 3rd quintile vs. its total expense peer group and peer universe, respectively. The Board also noted that the Fund’s performance ranked in the 4th quintile for the 1-year period, 3rd quintile for the 3-year and 5-year periods and 2nd quintile for the 10-year period vs. its peer group and ranked in the 3rd quintile for the 1-year period and 2nd quintile for the 3-year, 5-year and 10-year periods vs. its peer universe. The Board concluded that, while the Fund’s contractual advisory fee was on the higher end of the spectrum of the expense peer group, on the basis of the information provided, the advisory fee was reasonable.

Aristotle Short Duration Income Fund

The Board noted that the Fund ranked in the 5th quintile vs. its advisory fee peer group and peer universe, and in the 5th quintile and 4th quintile vs. its total expense peer group and peer universe, respectively. The Board also noted that the Fund’s performance ranked in the 2nd quintile for the 1-year period and the 1st quintile for the 3-year, 5-year and 10-year periods vs. its peer group and ranked in the 2nd quintile for the 1-year period and 1st quintile for the 3-year, 5-year and 10-year periods vs. its peer universe. The Board concluded that, while the Fund’s contractual advisory fee was on the higher end of the spectrum of the expense peer group, on the basis of the information provided, the advisory fee was reasonable.

Aristotle Strategic Income Fund

The Board noted that the Fund ranked in the 4th quintile and 5th quintile vs. its advisory fee peer group and peer universe, respectively, and in the 3rd quintile vs. its total expense peer group and peer universe. The Board also noted that the Fund’s performance ranked in the 2nd quintile for the 1-year period and the 1st quintile for the 3-year, 5-year and 10-year periods vs. its peer group and ranked in the 2nd quintile for the 1-year period and the 1st quintile for the 3-year, 5-year and 10-year periods vs. its peer universe. The Board concluded that, while the Fund’s contractual advisory fee was on the higher end of the spectrum of the expense peer group, on the basis of the information provided, the advisory fee was reasonable.

Aristotle Ultra Short Income Fund

The Board noted that the Fund ranked in the 5th quintile and 3rd quintile vs. its advisory fee peer group and peer universe, respectively, and in the 2nd quintile and 3rd quintile vs. its total expense peer group and peer universe, respectively. The Board also noted that the Fund’s performance ranked in the 1st quintile for the 1-year period and the 2nd quintile for the 3-year and 5-year periods vs. its peer group and ranked in the 2nd quintile for the 1-year and 3-year periods and 1st quintile for the 5-year period vs. its peer universe. The Board concluded that, while the Fund’s contractual advisory fee was on the higher end of the spectrum of the expense peer group, on the basis of the information provided, the advisory fee was reasonable.

Aristotle Core Equity Fund

The Board noted that the Fund ranked in the 2nd quintile and 3rd quintile vs. its advisory fee peer group and peer universe, respectively, and in the 1st quintile and 2nd quintile vs. its total expense peer group and peer universe, respectively. The Board also noted that the Fund’s performance ranked in the 4th quintile for the 1-year period, 3rd quintile for the 3-year period and 4th quintile for the 5-year period vs. its peer group and ranked in the 4th quintile for the 1-year period, 3rd quintile for the 3-year period and 4th quintile for the 5-year period vs. its peer universe. The Board noted that the contractual advisory fee was on the lower end of the spectrum of the expense peer group and, on the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Aristotle Growth Equity Fund

The Board noted that the Fund ranked in the 3rd quintile vs. its advisory fee peer group and peer universe, and in the 2nd quintile vs. its total expense peer group and peer universe. The Board also noted that the Fund’s performance ranked in the 2nd quintile for the period since inception vs. its peer group and ranked in the 2nd quintile for the period since inception vs. its peer universe. The Board noted that the Fund’s contractual advisory fee was near average of the expense peer group, and on the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Aristotle International Equity Fund

The Board noted that the Fund ranked in the 4th quintile vs. its advisory fee peer group and peer universe, and in the 2nd quintile vs. its total expense peer group and peer universe. The Board also noted that the Fund’s performance ranked in the 4th quintile for the 1-year period, 3rd quintile for the 3-year period, 4th quintile for the 5-year period and 3rd quintile for the 10-year period vs. its peer group and ranked in the 4th quintile for the 1-year, 3-year and 5-year periods and 3rd quintile for the 10-year period vs. its peer universe. The Board concluded that, while the Fund’s contractual advisory fee was on the higher end of the spectrum of the expense peer group, on the basis of the information provided, the advisory fee was reasonable.

Aristotle Small Cap Equity Fund

The Board noted that the Fund ranked in the 2nd quintile and 3rd quintile vs. its advisory fee peer group and peer universe, respectively, and in the 2nd quintile and 3rd quintile vs. its total expense peer group and peer universe, respectively. The Board also noted that the Fund’s performance ranked in the 5th quintile for the 1-year period, 4th quintile for the 3-year period and 5th quintile for the 5-year period vs. its peer group and ranked in the 5th quintile for the 1-year period, 3rd quintile for the 3-year period and 5th quintile for the 5-year period vs. its peer universe. The Board noted that the Fund’s contractual advisory fee was on the lower end of the spectrum of the expense peer group and, on the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Aristotle Small/Mid Cap Equity Fund

The Board noted that the Fund ranked in the 4th quintile and 3rd quintile vs. its advisory fee peer group and peer universe, respectively, and in the 2nd quintile and 3rd quintile vs. its total expense peer group and peer universe, respectively. The Board also noted that the Fund’s performance ranked in the 4th quintile for the 1-year period, 5th quintile for the 3-year and 5-year periods vs. its peer group and ranked in the 3rd quintile for the 1-year period and 5th quintile for the 3-year and 5-year periods vs. its peer universe. The Board concluded that, while the Fund’s contractual advisory fee was on the higher end of the spectrum of the expense peer group, on the basis of the information provided, the advisory fee was reasonable.

Aristotle Saul/Global Equity Fund

The Board noted that the Fund ranked in the 4th quintile vs. its advisory fee peer group and peer universe, and in the 1st quintile and 2nd quintile vs. its total expense peer group and peer universe, respectively. The Board also noted that the Fund’s performance ranked in the 2nd quintile for the 1-year, 3-year and 5-year periods and 5th quintile for the 10-year period vs. its peer group and ranked in the 4th quintile for the 1-year and 3-year periods, 3rd quintile for the 5-year period and 4th quintile for the 10-year period vs. its peer universe. The Board concluded that, while the Fund’s contractual advisory fee was on the higher end of the spectrum of the expense peer group, on the basis of the information provided, the advisory fee was reasonable.

Aristotle Value Equity Fund

The Board noted that the Fund ranked in the 2nd quintile and 4th quintile vs. its advisory fee peer group and peer universe, respectively, and in the 3rd quintile vs. its total expense peer group and peer universe. The Board also noted that the Fund’s performance ranked in the 3rd quintile for the 1-year period, 4th quintile for the 3-year and 5-year periods vs. its peer group and ranked in the 5th quintile for the 1-year, 3-year and 5-year periods vs. its peer universe. The Board noted that the Fund’s contractual advisory fee was on the lower end of the spectrum of the expense peer group and, on the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Aristotle Portfolio Optimization Aggressive Growth Fund

The Board noted that the Fund ranked in the 5th quintile vs. its advisory fee peer group and peer universe, and in the 4th quintile vs. its total expense peer group and peer universe. The Board also noted that the Fund’s performance ranked in the 3rd quintile for the 1-year period, 5th quintile for the 3-year and 5-year periods and 4th quintile for the 10-year period vs. its peer group and ranked in the 4th quintile for the 1-year period, 5th quintile for the 3-year period and 4th quintile for the 5-year and 10-year periods vs. its peer universe. The Board concluded that, while the Fund’s contractual advisory fee was on the higher end of the spectrum of the expense peer group, on the basis of the information provided, the advisory fee was reasonable.

Aristotle Portfolio Optimization Conservative Fund

The Board noted that the Fund ranked in the 5th quintile and 4th quintile vs. its advisory fee peer group and peer universe, respectively, and in the 5th quintile and 4th quintile vs. its total expense peer group and peer universe, respectively. The Board also noted that the Fund’s performance ranked in the 1st quintile for the 1-year period, 4th quintile for the 3-year period and 1st quintile for the 5-year and 10-year periods vs. its peer group and ranked in the 2nd quintile for the 1-year period, 4th quintile for the 3-year period, 3rd quintile for the 5-year period and 4th quintile for the 10-year period vs. its peer universe. The Board concluded that, while the Fund’s contractual advisory fee was on the higher end of the spectrum of the expense peer group, on the basis of the information provided, the advisory fee was reasonable.

Aristotle Portfolio Optimization Growth Fund

The Board noted that the Fund ranked in the 4th quintile vs. its advisory fee peer group and peer universe, and in the 4th quintile vs. its total expense peer group and peer universe. The Board also noted that the Fund’s performance ranked in the 3rd quintile for the 1-year period, 5th quintile for the 3-year period, 4th quintile for the 5-year period and 3rd quintile for the 10-year period vs. its peer group and ranked in the 3rd quintile for the 1-year period, 5th quintile for the 3-year period and 4th quintile for the 5-year and 10-year periods vs. its peer universe. The Board concluded that, while the Fund’s contractual advisory fee was on the higher end of the spectrum of the expense peer group, on the basis of the information provided, the advisory fee was reasonable.

Aristotle Portfolio Optimization Moderate Conservative Fund

The Board noted that the Fund ranked in the 5th quintile vs. its advisory fee peer group and peer universe, and in the 5th quintile vs. its total expense peer group and peer universe. The Board noted that the Fund’s performance ranked in the 2nd quintile for the 1-year period, 5th quintile for the 3-year period and 3rd quintile for the 5-year and 10-year periods vs. its peer group and ranked in the 3rd quintile for the 1-year period, 5th quintile for the 3-year period and 3rd quintile for the 5-year and 10-year periods vs. its peer universe. The Board concluded that, while the Fund’s contractual advisory fee was on the higher end of the spectrum of the expense peer group, on the basis of the information provided, the advisory fee was reasonable.

Aristotle Portfolio Optimization Moderate Fund

The Board noted that the Fund ranked in the 4th quintile and 5th quintile vs. its advisory fee peer group and peer universe, respectively, and in the 4th quintile vs. its total expense peer group and peer universe. The Board also noted that the Fund’s performance ranked in the 3rd quintile for the 1-year period, 5th quintile for the 3-year period, 3rd quintile for the 5-year period and 2nd quintile for the 10-year period vs. its peer group and ranked in the 3rd quintile for the 1-year period, 5th quintile for the 3-year period and 4th quintile for the 5-year and 10-year periods vs. its peer universe. The Board concluded that, while the Fund’s contractual advisory fee was on the higher end of the spectrum of the expense peer group, on the basis of the information provided, the advisory fee was reasonable.

Conclusion

Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Funds were reasonable and fair and that the renewal of the Advisory Agreements was in the best interests of each Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed March 31, 2024.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aristotle Funds Series Trust

By (Signature and Title)*	/s/ Richard Schweitzer
Richard Schweitzer, President

Date	6/2/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard Schweitzer
Richard Schweitzer, President

Date	6/2/2025

By (Signature and Title)*	/s/ Joshua B. Schwab
Joshua B. Schwab, Treasurer

Date	6/2/2025

* Print the name and title of each signing officer under his or her signature.